As filed with the Securities and Exchange Commission on April 13, 2018
Registration Nos. 333-52956; 811-07549
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 31	(X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 75	(X)
VARIABLE ANNUITY-1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Robert L. Reynolds
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2018, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts.

SCHWAB ONESOURCE ANNUITY®
A flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Overview
This Prospectus describes the Schwab OneSource Annuity, formerly the Schwab Signature Annuity (the “Contract”), a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Effective September 30, 2014, this Contract is no longer issued to new purchasers. Even though the Contract is no longer offered for sale, you may make additional Contributions as permitted under your Contract. Prior to September 30, 2014, Great-West Life & Annuity Insurance Company (“we,” “us,” “Great-West” or “GWL&A”) issued the Contract either on a group basis or as individual contracts. Participants in the group contract were issued a certificate showing an interest under the group contract. Both will be referred to as “Contract” throughout this Prospectus. The group Contract was previously offered to: (a) customers of Charles Schwab & Co., Inc. (“Schwab”); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisers that have an existing contractual relationship with Schwab.
This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2018 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address listed in this Prospectus below or by phone at (800) 838-0650. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains other information about us that has been filed electronically with the SEC.
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is:
•	$500 per Contribution; or
•	$100 per Contribution if made via Automatic Bank Draft Plan.
The date of this Prospectus is May 1, 2018.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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Allocating Your Money
When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:
AB VPS Growth and Income Portfolio (Class A Shares)
AB VPS Growth Portfolio (Class A Shares)
AB VPS International Growth Portfolio (Class A Shares)*
AB VPS International Value Portfolio (Class A Shares)*
AB VPS Real Estate Investment Portfolio (Class A Shares)
AB VPS Small/Mid Cap Value Portfolio (Class A Shares)
Alger Balanced Portfolio (Class I-2 Shares)*
Alger Large Cap Growth Portfolio (Class I-2 Shares)
Alger Mid Cap Growth Portfolio (Class I-2 Shares)*
American Century Investments® VP Balanced Fund (Class I Shares)
American Century Investments® VP Income & Growth Fund (Class I Shares)
American Century Investments® VP International Fund (Class I Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class I Shares)
BlackRock Global Allocation V.I. Fund (Class I Shares)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares)
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares)
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Standard Class Shares)
Delaware VIP® Small Cap Value Series (Standard Class Shares)
Delaware VIP® Smid Cap Core Series (Standard Class Shares)
Deutsche Capital Growth VIP (Class A Shares)
Deutsche Core Equity VIP (Class A Shares)
Deutsche CROCI® U.S. VIP (Class A Shares)
Deutsche Global Small Cap VIP (Class A Shares)
Deutsche Small Cap Index VIP (Class A Shares)
Deutsche Small Mid Cap Growth VIP (Class A Shares)
Deutsche Small Mid Cap Value VIP (Class A Shares)
Dreyfus Investment Portfolio MidCap Stock Portfolio (Initial Shares)
Dreyfus Variable Investment Fund Appreciation Portfolio (Initial Shares)
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio (Initial Shares)*
Federated Fund for U.S. Government Securities II
Franklin Small Cap Value VIP Fund (Class 2 Shares)
Invesco V.I. Comstock Fund (Series I Shares)
Invesco V.I. Growth and Income Fund (Series I Shares)
Invesco V.I. High Yield Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)*
Invesco V.I. Small Cap Equity Fund (Series I Shares)
Invesco V.I. Technology Fund (Series I Shares)
Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) (Institutional Shares)*
Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) (Service Shares)
Janus Henderson Flexible Bond Portfolio (formerly Janus Aspen Flexible Bond Portfolio) (Institutional Shares)*
Janus Henderson Flexible Bond Portfolio (formerly Janus Aspen Flexible Bond Portfolio) (Service Shares)
Janus Henderson Global Research Portfolio (formerly Janus Aspen Global Research Portfolio ) (Institutional Shares)
Janus Henderson Global Technology Portfolio (formerly Janus Aspen Global Technology Portfolio) (Service Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares)

Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
LVIP Baron Growth Opportunities Fund (Service Class Shares)
MFS® VIT II International Value Portfolio (Service Class Shares)
MFS® VIT Utilities Series (Service Class Shares)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)
NVIT Mid Cap Index Fund (Class II Shares)
Oppenheimer Global Fund/VA (Non-Service Shares)
Oppenheimer International Growth Fund/VA (Non-Service Shares)
Oppenheimer Main Street Small Cap Fund/VA® (Non-Service Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares)
PIMCO VIT High Yield Portfolio (Administrative Class Shares)
PIMCO VIT Low Duration Portfolio (Administrative Class Shares)
PIMCO VIT Total Return Portfolio (Administrative Class Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares)
Prudential Series Fund Equity Portfolio (Class II Shares)*
Prudential Series Fund Natural Resources Portfolio (Class II Shares)*
Putnam VT Equity Income Fund (Class IB Shares)
Putnam VT Global Health Care Fund (Class IB Shares)*
Putnam VT Investors Fund (Class IA Shares) Effective on or about June 30, 2018, this fund will be renamed the Putnam VT Multi-Cap Core Fund.
Putnam VT Mortgage Securities Fund (formerly Putnam VT American Government Income Fund) (Class IB Shares)
Royce Small-Cap Portfolio (Service Class Shares)*
Schwab Government Money Market PortfolioTM
Schwab MarketTrack Growth Portfolio IITM
Schwab® S&P 500 Index Portfolio
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)*
Templeton Foreign VIP Fund (Class 2 Shares)
Templeton Global Bond VIP Fund (Class 2 Shares)
Third Avenue Value Portfolio*
Touchstone Bond Fund
Touchstone Common Stock Fund
Touchstone Focused Fund
Touchstone Small Company Fund
VanEck VIP Global Hard Assets Fund (S Class Shares)
VanEck VIP Unconstrained Emerging Markets Bond Fund (Initial Class Shares)
Wells Fargo VT Discovery Fund (Class 2 Shares)
Wells Fargo VT Omega Growth Fund (Class 2 Shares)
Wells Fargo VT Opportunity Fund (Class 2 Shares)
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Sales and Surrender Charges
There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity.
Right of Cancellation Period
After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus.

Payout Options
The Schwab OneSource Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.
For account information, please contact:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
AnnuityOperations@greatwest.com
Via Internet:
schwab.retirementpartner.com
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.

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Definitions
1035 Exchange – A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.
Accumulation Period – The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.
Annuitant – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”
Annuity Account – An account established by us in your name that reflects all account activity under your Contract.
Annuity Account Value – The sum of the value of each Sub-Account you have selected.
Annuity Commencement Date – The date annuity payouts begin.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Service Center – P.O. Box 173920, Denver, CO, 80217-3920. The toll-free telephone number is (800) 838-0650.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan – A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary – The person(s) designated to receive any Death Benefit under the terms of the Contract.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.
Contingent Beneficiary – The person designated to become the Beneficiary when the primary Beneficiary dies.
Contributions – The amount of money you invest or deposit into your annuity prior to any Premium Tax or other deductions.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies.
Distribution Period – The period starting with your Payout Commencement Date.
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Schwab OneSource Annuity Structure
Effective Date – The date on which the first Contribution is credited to your Annuity Account.
Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another's Spouse as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.
Payout Commencement Date – The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 99th birthday.
Portfolio – A registered management investment company, or portfolio thereof, in which the assets of the Series Account may be invested.
Premium Tax – A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.
Proportional Withdrawals – A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under Option 2 for Contracts issued after April 30, 2004. See “Death Benefit” below.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it was processed.
Schwab Insurance Services – The toll-free telephone number is 1-888-311-4887.
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Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state's law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or Series Account financial statements, or “subaccount” in marketing materials.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving money from and among the Sub-Account(s).
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	None
Maximum Surrender Charge (as a percentage of amount surrendered):	None
Maximum Transfer Charge:	$25*
*	Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See “Transfers” below.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Maintenance Charge	None
Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Maximum Mortality and Expense Risk Charge:	0.85%*
Distribution Charge:	None
Total Series Account Annual Expenses:	0.85%*
*	If you select Death Benefit Option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit Option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.
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The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses[1]	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.03%	1.57%
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

[1]	The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolios' prospectus.
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Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio.
Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:
1 year	3 years	5 years	10 years
$242.00	$782.00	$1,405.00	$3,388.00
This Example does not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) may be deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Summary
The Schwab OneSource Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
You may purchase the Schwab OneSource Annuity through a 1035 Exchange from another insurance contract. However, in no event may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.
How to Contact the Annuity Service Center:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
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Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500, or $100 if made through an Automatic Bank Draft Plan.
The money you contribute to the Contract will be invested at your direction, except that in some states during your “Right of Cancellation period” your payment will be allocated to the Schwab Government Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.
Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.
If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any. For Contracts issued on or after April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit Option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses.
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we redomesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.
The Series Account
We established the Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.
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We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.
Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:
AB Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.
AB VPS Growth and Income Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS Growth Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS International Growth Portfolio (Class A Shares)* - seeks long-term growth of capital.
AB VPS International Value Portfolio (Class A Shares)* - seeks long-term growth of capital.
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AB VPS Real Estate Investment Portfolio (Class A Shares) - seeks total return from long-term growth of capital and income.
AB VPS Small/Mid Cap Value Portfolio (Class A Shares) - seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco V.I. Comstock Fund (Series I Shares) - seeks capital growth and income.
Invesco V.I. Growth and Income Fund (Series I Shares) - seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund (Series I Shares) - seeks total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth Fund (Series I Shares) - seeks long-term growth of capital.
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Small Cap Equity Fund (Series I Shares) - seeks long-term growth of capital.
Invesco V.I. Technology Fund (Series I Shares) - seeks long-term growth of capital.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Balanced Portfolio (Class I-2 Shares)* - seeks current income and long-term capital appreciation.
Alger Large Cap Growth Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Balanced Fund (Class I Shares) - seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Investments® VP Income & Growth Fund (Class I Shares) - seeks capital growth; income is a secondary objective.
American Century Investments® VP International Fund (Class I Shares) - seeks capital growth.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund (Class I Shares) - seeks high total investment return.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares) - seeks long-term capital appreciation.
Columbia Funds Variable Series Trust II - advised by Columbia Management Investment Advisors, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
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Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares) - seeks long-term capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® Small Cap Value Series (Standard Class Shares) - seeks capital appreciation.
Delaware VIP® Smid Cap Core Series (Standard Class Shares) - seeks long-term capital appreciation.
Deutsche Investments VIT Funds – advised by Deutsche Investment Management Americas, Inc.
Deutsche Small Cap Index VIP (Class A Shares) - seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche Variable Series I – advised by Deutsche Investment Management Americas, Inc.
Deutsche Capital Growth VIP (Class A Shares) - seeks to provide long-term growth of capital.
Deutsche Core Equity VIP (Class A Shares) - seeks long-term growth of capital, current income and growth of income.
Deutsche Global Small Cap VIP (Class A Shares) - seeks above-average capital appreciation over the long term.
Deutsche Variable Series II – advised by Deutsche Investment Management Americas, Inc.
Deutsche CROCI® U.S. VIP (Class A Shares) - seeks a high rate of total return.
Deutsche Small Mid Cap Growth VIP (Class A Shares) - seeks long-term capital appreciation.
Deutsche Small Mid Cap Value VIP (Class A Shares) - seeks long-term capital appreciation.
Dreyfus Investment Portfolios – advised by The Dreyfus Corporation
Dreyfus Investment Portfolio MidCap Stock Portfolio (Initial Shares) - seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation
Dreyfus Variable Investment Fund Appreciation Portfolio (Initial Shares) - seeks long-term capital growth consistent with the preservation of capital; its secondary goal is current income.
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio (Initial Shares)* - seeks capital growth.
Federated Insurance Series – advised by Federated Investment Management Company
Federated Fund for U.S. Government Securities II - seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund (Class 2 Shares) - seeks long-term total return.
Templeton Foreign VIP Fund (Class 2 Shares) - seeks long-term capital growth.
Templeton Global Bond VIP Fund (Class 2 Shares) - seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective.
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Janus Aspen Series – advised by Janus Capital Management, LLC
Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) (Institutional Shares)* - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Flexible Bond Portfolio (formerly Janus Aspen Flexible Bond Portfolio) (Institutional Shares)* - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Flexible Bond Portfolio (formerly Janus Aspen Flexible Bond Portfolio) (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Global Research Portfolio (formerly Janus Aspen Global Research Portfolio ) (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Global Technology Portfolio (formerly Janus Aspen Global Technology Portfolio) (Service Shares) - seeks long-term growth of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) - seeks capital growth over the long term.
Lazard Retirement Series, Inc. – advised by Lazard Asset Management, LLC
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - seeks long-term capital appreciation.
Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation
LVIP Baron Growth Opportunities Fund (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company
MFS® VIT Utilities Series (Service Class Shares) - seeks total return.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II International Value Portfolio (Service Class Shares) - seeks capital appreciation.
Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors
NVIT Mid Cap Index Fund (Class II Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares) - seeks growth of capital.
Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.
Oppenheimer Global Fund/VA (Non-Service Shares) - seeks capital appreciation.
Oppenheimer International Growth Fund/VA (Non-Service Shares) - seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund/VA® (Non-Service Shares) - seeks capital appreciation.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
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PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT High Yield Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Total Return Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Fund VCT Portfolio (Class I Shares) - seeks reasonable income and capital growth.
Pioneer Mid Cap Value VCT Portfolio (Class II Shares) - seeks capital appreciation.
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares) - seeks long-term capital growth.
Prudential Series Fund – advised by Prudential Investments LLC
Prudential Series Fund Equity Portfolio (Class II Shares)* - seeks long-term growth of capital.
Prudential Series Fund Natural Resources Portfolio (Class II Shares)* - seeks long-term growth of capital.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Equity Income Fund (Class IB Shares) - seeks capital growth and current income.
Putnam VT Global Health Care Fund (Class IB Shares)* - seeks capital appreciation.
Putnam VT Investors Fund (Class IA Shares) - seeks long-term growth of capital and any increased income that results from this growth. Effective on or about June 30, 2018, the name and objective of this fund will change and be replaced with the following:
Putnam VT Multi-Cap Core Fund (Class IB Shares) – seeks capital appreciation.
Putnam VT Mortgage Securities Fund (formerly Putnam VT American Government Income Fund) (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Royce Capital Fund – advised by Royce & Associates, LP
Royce Small-Cap Portfolio (Service Class Shares)* - seeks long-term growth of capital.
Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.
Schwab Government Money Market PortfolioTM - seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab MarketTrack Growth Portfolio II - seeks high capital growth with less volatility than an all-stock portfolio.
Schwab® S&P 500 Index Portfolio - seeks to track the total return of the S&P 500® Index.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
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T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)* - seeks long-term capital appreciation.
Third Avenue Variable Series Trust – advised by Third Avenue Management LLC
Third Avenue Value Portfolio* - seeks long-term capital appreciation.
Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.
Touchstone Bond Fund - seeks to provide as high a level of current income as is consistent with the preservation of capital; capital appreciation is a secondary goal.
Touchstone Common Stock Fund - seeks to provide investors with capital appreciation.
Touchstone Focused Fund - seeks to provide investors with capital appreciation.
Touchstone Small Company Fund - seeks growth of capital.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond Fund (Initial Class Shares) - seeks high total return-income plus capital appreciation-by investing globally, primarily in a variety of debt securities.
Wells Fargo Variable Trust – advised by Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (Class 2 Shares) - seeks long-term capital appreciation.
Wells Fargo VT Omega Growth Fund (Class 2 Shares) - seeks long-term capital appreciation.
Wells Fargo VT Opportunity Fund (Class 2 Shares) - seeks long-term capital appreciation.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.retirementpartner.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be
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provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own.
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts. Currently, Schwab must approve certain changes.
Great-West and Schwab periodically review each Portfolio and reserve the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
If you do not reallocate your amounts in the Sub-Account to be eliminated by the elimination date, we will automatically transfer your account value in the eliminated Sub-Account to the Schwab Government Money Market Portfolio Sub-Account under your Contract. Following the Sub-Account elimination date, you will be provided notice of the reinvestment and information about how to request Transfers of your reinvested amounts from the Schwab Government Money Market Portfolio Sub-Account to other Sub-Account(s).. The elimination of a Sub-Account will not result in tax implications for Contract Owners, and neither the automatic Transfer of amounts by Great-West from the eliminated Sub-Account to the Schwab Government Money Market Portfolio Sub-Account, nor subsequent Transfer(s) you elect to make from the Schwab Government Money Market Portfolio Sub-Account to other Sub-Accounts under your Contract as a result of the Sub-Account elimination will count toward Transfer restrictions under your Contract, if any. See also “Dollar Cost Averaging” and “Rebalancer” sections, below.
Application and Initial Contributions
The first step to purchasing the Schwab OneSource Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity has a cash value of at least $5,000.
The Contract application and any initial Contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.
If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Right of Cancellation Period
During the Right of Cancellation period (ten-days or longer where required by state law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.
Except as noted below, Contributions generally will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.
Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.
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Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:
•	Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Government Money Market Sub-Account.
•	After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Government Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.
Amounts contributed from a 1035 Exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period.
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.
Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.
We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective on the Transaction Date.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.
Each Sub-Account's value prior to the Payout Commencement Date is equal to:
•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge, and
•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
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The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.
Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).
Transfers
At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center, or through the Internet at www.schwab.retirementpartner.com where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.
Any limitation on Transfers among Sub-Accounts that you can make during any Contract year is set forth on your Contract Data Page. Currently, we impose no charge for Transfers you make in excess of this amount. However, we reserve the right to impose such a charge in the future. If we choose to exercise this right we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. ET. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.
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We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply
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their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.
How dollar cost averaging works:
Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time.
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Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired Sub-Account allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
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•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•	You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to Schwab Insurance Services; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the Annuity Commencement Date.
If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose Option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you (for Contracts issued on or after April 30, 2004).
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal Request for this purpose must meet the $100 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.
Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
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Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Telephone, Fax and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
If you have selected Death Benefit Option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
For Contracts issued on or after April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.
For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.
Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.
If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.
In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.
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For Contracts issued prior to April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract as of the date the Request for payment is received, less partial withdrawals, periodic withdrawals, and Premium Tax, if any.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.
The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
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The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
•	such distributions begin not later than one year after the Owner's date of death.
If an election is not received by Great-West from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.
Distribution of Death Benefit
Death of Annuitant Who is Not the Owner
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.
If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.
If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the “Death of Owner” provisions described below.
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.
Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
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In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's Spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving Spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's Spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•	Premium Tax, if applicable; and/or
•	Charges against your Annuity Account Value for our assumption of mortality and expense risks.
The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.
Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.
The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
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If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus. You bear these costs indirectly when you allocate to a Sub-Account.
Payments we Receive
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Payout Options
During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.
You may change the Payout Commencement Date within 30 days prior to commencement of payouts.
Periodic Withdrawals
You may Request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will be made; and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.
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Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Annuity Account Value is zero.
•	You Request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.
If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” above.
Annuity Payouts
You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a Payout Commencement Date, payouts will begin on the Annuitant's 99th birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.
The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
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Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.
Variable Annuity Units
The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions
Once payouts start under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions will be accepted under the Contract; and
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•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, on the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.
You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.
If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.
This rule also does not apply where:
•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.
The following discussion generally applies to a Contract owned by a natural person.
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Withdrawals
Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefits selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax adviser regarding the deductibility of the uncovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
In order to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's Spouse, the Contract may be continued in the name of the Spouse as Owner.
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•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.
Diversification of Investments
For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed, at ordinary income tax rates, on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.
Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
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If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.
Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange. In addition, annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract. Rev Proc. 2011-38 replaces Rev. Proc. 2008-24’s automatic characterization of a transfer as a distribution taxable under Code Section 72(e) if it did not qualify as a tax-free exchange under Code Section 1035 with an analysis by the IRS, using general tax principles, to determine the substance, and thus the treatment of, the transaction. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer's modified adjusted gross income over a specified income level ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor the impact of the Investment Income Surtax on you.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state in which the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state's law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under the Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state's law regarding civil unions and same-sex marriages.
Assignments or Pledges
Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.
If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.
A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.
If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.
Distribution of the Contracts
We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
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GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.
You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions, or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Contract Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
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•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.
Commodity Exchange Act
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for Owners, Annuitants, Beneficiaries, and other payees.
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Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
AnnuityOperations@greatwest.com
www.schwab.retirementpartner.com
The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	the calculation of annuity payouts;
•	postponement of payouts;
•	services;
•	withholding; and
•	financial statements.
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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS GROWTH & INCOME
Value at beginning of period	21.51	19.45	19.25	17.69	13.19	11.30	10.70	9.52	7.93	13.44
Value at end of period	25.42	21.51	19.45	19.25	17.69	13.19	11.30	10.70	9.52	7.93
Number of accumulation units outstanding at end of period	159,978	168,503	159,308	178,250	190,969	224,828	248,331	290,002	362,704	511,761
AB VPS GROWTH
Value at beginning of period	18.48	18.40	16.98	15.09	11.33	10.02	9.96	8.71	6.58	11.51
Value at end of period	24.70	18.48	18.40	16.98	15.09	11.33	10.02	9.96	8.71	6.58
Number of accumulation units outstanding at end of period	97,052	97,295	74,697	59,239	54,026	54,955	66,883	108,236	127,629	160,266
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	13.71	14.82	15.20	15.48	13.72	11.95	14.29	12.74	9.19	18.08
Value at end of period	18.39	13.71	14.82	15.20	15.48	13.72	11.95	14.29	12.74	9.19
Number of accumulation units outstanding at end of period	247,007	305,916	352,673	519,087	492,772	569,834	672,644	838,235	872,856	1,128,393
AB VPS INTERNATIONAL VALUE
Value at beginning of period	8.04	8.14	7.98	8.57	7.01	6.16	7.68	7.39	5.52	11.87
Value at end of period	10.02	8.04	8.14	7.98	8.57	7.01	6.16	7.68	7.39	5.52
Number of accumulation units outstanding at end of period	193,676	214,877	259,742	291,119	316,758	372,109	479,868	688,066	945,682	1,032,153
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	49.47	46.20	46.13	37.05	35.79	29.72	27.44	21.86	16.99	26.60
Value at end of period	52.36	49.47	46.20	46.13	37.05	35.79	29.72	27.44	21.86	16.99
Number of accumulation units outstanding at end of period	223,708	225,393	272,184	318,523	310,657	324,798	277,260	282,610	293,746	293,191
AB VPS SMALL/MIDCAP VALUE
Value at beginning of period	22.63	18.21	19.39	17.87	13.03	11.04	12.13	9.62	6.78	10.59
Value at end of period	25.43	22.63	18.21	19.39	17.87	13.03	11.04	12.13	9.62	6.78
Number of accumulation units outstanding at end of period	116,473	156,510	146,713	171,068	182,603	149,921	153,290	213,115	197,397	149,686
ALGER BALANCED
Value at beginning of period	17.61	16.33	16.20	14.90	13.01	12.33	12.40	11.31	8.81	13.00
Value at end of period	20.19	17.61	16.33	16.20	14.90	13.01	12.33	12.40	11.31	8.81
Number of accumulation units outstanding at end of period	21,784	22,002	22,246	22,493	24,920	27,147	34,129	36,408	39,469	53,266
ALGER LARGE CAP GROWTH
Value at beginning of period	16.25	16.50	16.32	14.80	11.03	10.11	10.21	9.06	6.18	11.55
Value at end of period	20.74	16.25	16.50	16.32	14.80	11.03	10.11	10.21	9.06	6.18
Number of accumulation units outstanding at end of period	267,003	305,385	361,089	419,577	420,419	476,527	478,575	496,407	426,238	623,431
ALGER MID CAP GROWTH

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	23.29	23.21	23.74	22.12	16.39	14.19	15.58	13.13	8.71	21.06
Value at end of period	30.03	23.29	23.21	23.74	22.12	16.39	14.19	15.58	13.13	8.71
Number of accumulation units outstanding at end of period	55,999	57,840	64,987	95,422	106,585	105,715	134,735	180,295	197,293	246,849
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	21.28	20.02	20.68	18.95	16.24	14.62	13.97	12.60	10.98	13.87
Value at end of period	24.08	21.28	20.02	20.68	18.95	16.24	14.62	13.97	12.60	10.98
Number of accumulation units outstanding at end of period	319,169	345,862	400,487	415,059	370,658	315,810	275,500	214,512	216,363	258,667
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	20.92	18.55	19.79	17.70	13.12	11.51	11.23	9.90	8.44	12.99
Value at end of period	25.04	20.92	18.55	19.79	17.70	13.12	11.51	11.23	9.90	8.44
Number of accumulation units outstanding at end of period	129,933	123,127	128,078	131,071	105,258	123,738	183,879	226,058	251,676	258,194
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	14.03	14.95	14.93	15.90	13.08	10.86	12.43	11.04	8.31	15.16
Value at end of period	18.29	14.03	14.95	14.93	15.90	13.08	10.86	12.43	11.04	8.31
Number of accumulation units outstanding at end of period	128,379	99,020	103,457	84,483	89,617	98,097	108,552	121,734	164,161	197,635
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	31.33	25.70	26.28	22.75	17.63	15.27	15.50	13.11	10.00
Value at end of period	34.70	31.33	25.70	26.28	22.75	17.63	15.27	15.50	13.11
Number of accumulation units outstanding at end of period	148,965	149,784	142,808	168,585	150,216	121,384	107,051	67,678	30,948
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	28.43	23.75	24.87	22.14	16.92	14.86	14.81	13.14	11.03	15.17
Value at end of period	30.72	28.43	23.75	24.87	22.14	16.92	14.86	14.81	13.14	11.03
Number of accumulation units outstanding at end of period	388,896	420,646	454,251	512,413	537,399	558,517	563,202	579,763	512,344	525,215
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.26	9.92	10.06	10.00
Value at end of period	11.61	10.26	9.92	10.06
Number of accumulation units outstanding at end of period	211,613	203,711	189,352	57,821
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	10.50	10.00
Value at end of period	13.34	10.50
Number of accumulation units outstanding at end of period	62,880	71,268
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	19.71	16.67	15.28	12.29	9.86	9.27	10.00
Value at end of period	26.42	19.71	16.67	15.28	12.29	9.86	9.27
Number of accumulation units outstanding at end of period	159,654	137,552	155,953	173,144	180,465	196,641	204,356
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	27.41	20.79	22.33	21.81	16.38	14.82	15.89	12.65	10.00
Value at end of period	31.05	27.41	20.79	22.33	21.81	16.38	14.82	15.89	12.65
Number of accumulation units outstanding at end of period	22,293	42,490	20,079	23,071	29,742	33,048	53,065	45,096	29,881
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	8.98	7.93	9.34	10.00
Value at end of period	12.54	8.98	7.93	9.34
Number of accumulation units outstanding at end of period	176,649	77,877	72,904	21,483
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	44.89	34.38	36.90	35.09	26.45	23.37	23.84	18.14	13.85	19.88
Value at end of period	49.97	44.89	34.38	36.90	35.09	26.45	23.37	23.84	18.14	13.85
Number of accumulation units outstanding at end of period	211,810	225,118	241,638	267,618	287,633	306,873	330,632	361,469	408,022	442,953
DELAWARE VIP SMID CAP CORE SERIES
Value at beginning of period	32.28	30.01	28.08	27.40	19.52	17.69	16.47	12.16	8.42	14.25
Value at end of period	38.06	32.28	30.01	28.08	27.40	19.52	17.69	16.47	12.16	8.42
Number of accumulation units outstanding at end of period	118,185	125,676	122,271	123,605	136,181	116,795	103,309	76,082	55,507	30,071
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	19.43	18.76	17.38	15.48	11.58	10.04	10.58	9.12	7.24	10.87
Value at end of period	24.38	19.43	18.76	17.38	15.48	11.58	10.04	10.58	9.12	7.24
Number of accumulation units outstanding at end of period	447,849	471,572	529,998	544,609	594,502	566,256	522,649	368,877	357,803	269,933
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	24.10	21.96	21.00	18.90	13.85	12.04	12.18	10.78	8.10	13.25
Value at end of period	28.98	24.10	21.96	21.00	18.90	13.85	12.04	12.18	10.78	8.10
Number of accumulation units outstanding at end of period	176,044	198,212	217,765	230,550	198,154	209,001	304,291	293,200	268,132	336,841
DEUTSCHE CROCI® U.S. VIP
Value at beginning of period	15.93	16.77	18.13	16.48	12.67	11.62	11.70	10.63	8.54	13.51
Value at end of period	19.45	15.93	16.77	18.13	16.48	12.67	11.62	11.70	10.63	8.54
Number of accumulation units outstanding at end of period	163,197	214,922	312,430	389,548	360,247	381,262	444,244	387,882	333,870	292,439
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	9.70	9.61	9.56	10.00
Value at end of period	11.57	9.70	9.61	9.56
Number of accumulation units outstanding at end of period	22,870	23,093	18,218	1,973

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	29.63	24.64	26.00	24.98	18.14	15.70	16.54	13.17	10.47	16.00
Value at end of period	33.66	29.63	24.64	26.00	24.98	18.14	15.70	16.54	13.17	10.47
Number of accumulation units outstanding at end of period	258,320	272,279	310,810	311,649	320,852	282,362	295,484	299,320	300,645	348,027
DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	15.06	13.90	14.12	13.44	9.48	8.34	8.74	6.79	4.86	9.69
Value at end of period	18.27	15.06	13.90	14.12	13.44	9.48	8.34	8.74	6.79	4.86
Number of accumulation units outstanding at end of period	40,186	38,915	43,460	21,604	18,316	19,934	20,271	25,074	27,377	34,774
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	19.04	16.39	16.82	16.04	11.94	10.56	11.32	9.26	7.19	10.86
Value at end of period	20.90	19.04	16.39	16.82	16.04	11.94	10.56	11.32	9.26	7.19
Number of accumulation units outstanding at end of period	123,717	155,068	187,435	213,663	250,720	268,728	323,889	330,934	345,962	285,561
DREYFUS IP MIDCAP STOCK
Value at beginning of period	30.79	26.84	27.64	24.82	18.51	15.57	15.61	12.36	9.18	15.51
Value at end of period	35.29	30.79	26.84	27.64	24.82	18.51	15.57	15.61	12.36	9.18
Number of accumulation units outstanding at end of period	39,398	39,870	40,348	38,056	34,196	39,292	44,090	58,536	75,247	96,891
DREYFUS VIF APPRECIATION
Value at beginning of period	20.41	19.04	19.65	18.30	15.21	13.86	12.80	11.17	9.17	13.11
Value at end of period	25.82	20.41	19.04	19.65	18.30	15.21	13.86	12.80	11.17	9.17
Number of accumulation units outstanding at end of period	141,606	162,462	183,454	268,804	310,044	325,938	266,904	200,759	120,677	112,535
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	19.40	17.74	17.58	16.08	11.83	10.08	10.44	8.86	6.93	11.70
Value at end of period	23.07	19.40	17.74	17.58	16.08	11.83	10.08	10.44	8.86	6.93
Number of accumulation units outstanding at end of period	69,508	57,046	56,798	74,560	66,290	42,784	52,708	33,899	47,531	52,300
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	19.02	16.36	16.85	16.69	11.31	9.44	11.03	8.47	6.76	10.90
Value at end of period	23.57	19.02	16.36	16.85	16.69	11.31	9.44	11.03	8.47	6.76
Number of accumulation units outstanding at end of period	22,067	22,653	22,783	22,914	23,950	26,814	27,128	27,128	39,119	42,004
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	15.37	15.23	15.25	14.67	15.07	14.73	14.02	13.42	12.84	12.39
Value at end of period	15.57	15.37	15.23	15.25	14.67	15.07	14.73	14.02	13.42	12.84
Number of accumulation units outstanding at end of period	600,869	737,489	767,827	864,926	784,328	881,035	985,153	1,114,491	1,196,810	1,100,270
FRANKLIN SMALL CAP VALUE VIP FUND
Value at beginning of period	19.48	15.06	16.37	16.38	12.10	10.29	10.76	8.45	6.58	9.89
Value at end of period	21.42	19.48	15.06	16.37	16.38	12.10	10.29	10.76	8.45	6.58

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	123,399	161,621	152,362	180,260	197,343	131,460	146,049	159,912	119,721	63,234
INVESCO V.I. COMSTOCK
Value at beginning of period	20.78	17.83	19.09	17.57	13.00	10.98	11.26	9.77	7.63	11.95
Value at end of period	24.33	20.78	17.83	19.09	17.57	13.00	10.98	11.26	9.77	7.63
Number of accumulation units outstanding at end of period	131,442	149,614	185,437	211,479	196,562	143,680	111,755	113,083	125,711	118,667
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	22.49	18.91	19.63	17.92	13.45	11.81	12.13	10.85	8.78	13.01
Value at end of period	25.54	22.49	18.91	19.63	17.92	13.45	11.81	12.13	10.85	8.78
Number of accumulation units outstanding at end of period	221267	240,604	308,605	355,610	394,394	409,141	485,841	508,588	494,825	534,448
INVESCO V.I. HIGH YIELD
Value at beginning of period	21.38	19.35	20.11	19.90	18.71	16.08	16.03	14.20	9.36	12.67
Value at end of period	22.58	21.38	19.35	20.11	19.90	18.71	16.08	16.03	14.20	9.36
Number of accumulation units outstanding at end of period	52,404	40,376	35,654	31,455	3,067	7,043	7,043	7,362	19,388	24,464
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	13.60	13.75	14.17	14.22	12.02	10.47	11.30	10.08	7.50	12.67
Value at end of period	16.62	13.60	13.75	14.17	14.22	12.02	10.47	11.30	10.08	7.50
Number of accumulation units outstanding at end of period	374,170	391,337	449,838	445,663	443,111	444,800	481,074	491,886	419,853	324,263
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	20.74	18.40	19.30	18.60	14.53	13.18	14.17	12.50	10.00
Value at end of period	23.67	20.74	18.40	19.30	18.60	14.53	13.18	14.17	12.50
Number of accumulation units outstanding at end of period	56,042	59,645	62,522	78,494	87,252	74,694	73,628	63,664	12,694
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	25.27	22.70	24.18	23.78	17.41	15.39	15.60	12.21	10.00
Value at end of period	28.64	25.27	22.70	24.18	23.78	17.41	15.39	15.60	12.21
Number of accumulation units outstanding at end of period	27,927	29,650	46,596	49,885	43,498	35,579	33,538	19,424	14,757
INVESCO V.I. TECHNOLOGY
Value at beginning of period	10.58	10.73	10.11	9.16	7.37	6.66	7.06	5.86	3.75	6.80
Value at end of period	14.2	10.58	10.73	10.11	9.16	7.37	6.66	7.06	5.86	3.75
Number of accumulation units outstanding at end of period	64,274	58,813	78,837	65,725	23,004	24,164	26,570	27,619	31,629	34,681
JANUS HENDERSON VIT BALANCED INSTITUTIONAL SHARES
Value at beginning of period	25.23	24.28	24.28	22.52	18.87	16.72	16.55	15.37	12.29	14.70
Value at end of period	29.68	25.23	24.28	24.28	22.52	18.87	16.72	16.55	15.37	12.29
Number of accumulation units outstanding at end of period	94,231	102,350	115,697	122,561	185,624	227,686	246,561	262,769	287,441	326,669
JANUS HENDERSON VIT BALANCED SERVICE SHARES

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	17.51	16.89	16.93	15.75	13.23	11.74	11.66	10.86	8.70	10.43
Value at end of period	20.55	17.51	16.89	16.93	15.75	13.23	11.74	11.66	10.86	8.70
Number of accumulation units outstanding at end of period	1,674,729	1,697,896	1,968,947	2,468,828	2,168,785	1,755,659	1,550,369	1,522,059	1,207,763	884,011
JANUS HENDERSON VIT FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	21.18	20.80	20.89	20.04	20.20	18.77	17.69	16.49	14.66	13.92
Value at end of period	21.8	21.18	20.80	20.89	20.04	20.20	18.77	17.69	16.49	14.66
Number of accumulation units outstanding at end of period	106,424	128,907	156,632	170,298	181,436	234,423	249,379	279,160	333,980	399,652
JANUS HENDERSON VIT FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	15.52	15.28	15.39	14.79	14.94	13.91	13.16	12.30	10.96	10.43
Value at end of period	15.94	15.52	15.28	15.39	14.79	14.94	13.91	13.16	12.30	10.96
Number of accumulation units outstanding at end of period	1,610,876	1,695,658	1,743,840	2,221,707	1,619,142	1,743,070	1,434,778	1,372,184	1,224,310	728,938
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	12.83	12.65	13.03	12.21	9.57	8.02	9.36	8.13	5.94	10.81
Value at end of period	16.19	12.83	12.65	13.03	12.21	9.57	8.02	9.36	8.13	5.94
Number of accumulation units outstanding at end of period	101,623	74,414	88,140	96,924	26,431	30,490	30,490	31,340	42,694	46,232
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	13.09	11.57	11.00	10.00
Value at end of period	18.84	13.09	11.57	11.13
Number of accumulation units outstanding at end of period	140,575	70,243	60,086	15,777
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	28.98	24.26	25.78	23.68	16.75	14.08	14.88	11.78	9.67	14.32
Value at end of period	33.17	28.98	24.26	25.78	23.68	16.75	14.08	14.88	11.78	9.67
Number of accumulation units outstanding at end of period	39,121	37,287	39,585	28,975	26,895	30,597	31,996	37,038	41,188	52,666
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	15.64	13.04	16.41	17.32	17.65	14.56	17.87	14.66	10.00
Value at end of period	19.87	15.64	13.04	16.41	17.32	17.65	14.56	17.87	14.66
Number of accumulation units outstanding at end of period	362,584	390,765	472,439	543,383	468,588	473,401	394,514	339,880	122,785
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	32.21	30.71	32.46	31.16	22.39	19.06	18.44	14.69	10.69	17.67
Value at end of period	40.72	32.21	30.71	32.46	31.16	22.39	19.06	18.44	14.69	10.69
Number of accumulation units outstanding at end of period	178,017	194,115	213,917	234,830	261,645	256,803	283,301	318,671	352,957	363,927
MFS VIT II INTERNATIONAL VALUE
Value at beginning of period	22.14	21.46	20.31	20.22	15.94	13.84	14.18	13.12	10.00
Value at end of period	27.89	22.14	21.46	20.31	20.22	15.94	13.84	14.18	13.12

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	570,264	576,396	590,972	562,264	482,120	411,098	342,863	251,171	61,347
MFS VIT UTILITIES
Value at beginning of period	13.99	12.66	14.95	13.38	11.20	9.96	9.41	8.35	6.32	10.00
Value at end of period	15.92	13.99	12.66	14.95	13.38	11.20	9.96	9.41	8.35	6.32
Number of accumulation units outstanding at end of period	175,926	199,108	212,116	232,752	198,449	237,061	211,664	123,627	92,858	35,422
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	17.42	15.12	16.64	14.75	10.86	9.47	10.22	8.16	5.62	10.47
Value at end of period	20.14	17.42	15.12	16.64	14.75	10.86	9.47	10.22	8.16	5.62
Number of accumulation units outstanding at end of period	26,201	27,357	30,534	18,938	8,714	9,676	10,558	16,994	24,785	63,969
NVIT MID CAP INDEX
Value at beginning of period	35.02	29.37	30.41	28.03	21.25	18.23	18.86	15.08	11.12	17.66
Value at end of period	40.21	35.02	29.37	30.41	28.03	21.25	18.23	18.86	15.08	11.12
Number of accumulation units outstanding at end of period	218,309	241,608	247,987	267,030	267,465	260,417	250,632	247,412	285,152	349,218
OPPENHEIMER GLOBAL FUND VA
Value at beginning of period	23.84	23.98	23.22	22.84	18.06	14.99	16.45	14.28	10.28	17.30
Value at end of period	32.37	23.84	23.98	23.22	22.84	18.06	14.99	16.45	14.28	10.28
Number of accumulation units outstanding at end of period	440,070	443,490	553,429	589,346	568,955	579,842	601,279	623,954	704,941	736,025
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	19.90	20.47	19.91	21.60	17.28	14.23	15.43	13.53	9.78	17.16
Value at end of period	24.97	19.90	20.47	19.91	21.60	17.28	14.23	15.43	13.53	9.78
Number of accumulation units outstanding at end of period	383,924	406,667	481,190	508,112	523,404	453,383	457,356	427,778	505,646	474,279
OPPENHEIMER MAIN STREET SMALL CAP VA
Value at beginning of period	12.14	10.35	11.07	10.00
Value at end of period	13.77	12.14	10.35	11.07
Number of accumulation units outstanding at end of period	48,236	42,858	69,734	10,502
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.25	5.46	7.40	10.00
Value at end of period	6.34	6.25	5.46	7.40
Number of accumulation units outstanding at end of period	49,663	60,332	32,203	17,459
PIMCO VIT HIGH YIELD
Value at beginning of period	27.50	24.61	25.19	24.53	23.35	20.56	20.03	17.61	12.64	16.63
Value at end of period	29.12	27.50	24.61	25.19	24.53	23.35	20.56	20.03	17.61	12.64
Number of accumulation units outstanding at end of period	436,984	482,914	541,552	819,099	757,388	803,370	742,486	714,674	773,997	664,816
PIMCO VIT LOW DURATION
Value at beginning of period	13.65	13.55	13.59	13.56	13.67	13.00	12.94	12.37	10.99	11.11

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	13.74	13.65	13.55	13.59	13.56	13.67	13.00	12.94	12.37	10.99
Number of accumulation units outstanding at end of period	2,384,042	2,343,720	2,510,500	3,122,040	3,251,327	3,011,637	2,904,677	2,701,670	2,251,853	1,953,457
PIMCO VIT TOTAL RETURN
Value at beginning of period	16.39	16.06	16.09	15.53	15.95	14.65	14.23	13.25	11.69	11.23
Value at end of period	17.08	16.39	16.06	16.09	15.53	15.95	14.65	14.23	13.25	11.69
Number of accumulation units outstanding at end of period	2,896,917	2,912,680	3,209,252	3,840,826	4,911,800	5,272,102	5,109,852	5,301,570	4,590,940	4,137,479
PIONEER FUND VCT
Value at beginning of period	18.14	16.63	16.75	15.18	11.46	10.47	11.01	9.55	7.68	11.76
Value at end of period	21.94	18.14	16.63	16.75	15.18	11.46	10.47	11.01	9.55	7.68
Number of accumulation units outstanding at end of period	35,479	44,024	46,737	49,848	55,668	81,877	127,483	153,594	157,122	215,585
PIONEER MID CAP VALUE VCT
Value at beginning of period	17.79	15.40	16.56	14.52	11.01	10.00	10.68	9.12	7.33	11.14
Value at end of period	19.95	17.79	15.40	16.56	14.52	11.01	10.00	10.68	9.12	7.33
Number of accumulation units outstanding at end of period	27,298	36,103	45,681	109,327	85,860	92,327	97,384	108,730	112,839	77,853
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	16.92	16.42	16.26	14.96	10.57	9.94	10.24	8.57	5.97	9.31
Value at end of period	21.86	16.92	16.42	16.26	14.96	10.57	9.94	10.24	8.57	5.97
Number of accumulation units outstanding at end of period	25,433	37,222	33,215	39,146	49,353	57,564	51,438	57,813	55,994	30,155
PRUDENTIAL SERIES EQUITY
Value at beginning of period	23.03	22.43	22.14	20.77	15.72	13.98	14.63	13.21	10.00
Value at end of period	28.66	23.03	22.43	22.14	20.77	15.72	13.98	14.63	13.21
Number of accumulation units outstanding at end of period	19,391	19,608	21,738	29,684	39,619	46,246	63,183	45,702	-
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	10.73	8.65	12.24	15.36	14.09	14.61	18.23	14.39	10.00
Value at end of period	10.61	10.73	8.65	12.24	15.36	14.09	14.61	18.23	14.39
Number of accumulation units outstanding at end of period	58,822	67,226	77,302	96,360	117,044	135,421	148,608	160,188	56,818
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	11.08	11.13	11.28	10.88	11.00	10.87	10.25	10.00
Value at end of period	11.22	11.08	11.13	11.28	10.88	11.00	10.87	10.25
Number of accumulation units outstanding at end of period	232,992	379,775	408,699	441,526	91,224	100,259	83,609	46,365
PUTNAM VT EQUITY INCOME
Value at beginning of period	20.42	18.08	18.77	16.77	12.75	10.75	10.62	10.00
Value at end of period	24.09	20.42	18.08	18.77	16.77	12.75	10.75	10.62
Number of accumulation units outstanding at end of period	219,126	238,368	234,103	243,079	208,118	140,998	96,538	22,496
PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	17.55	19.93	18.61	14.68	10.43	8.58	10.00

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	20.11	17.55	19.93	18.61	14.68	10.43	8.58
Number of accumulation units outstanding at end of period	63,625	87,415	142,443	205,529	153,416	77,205	24,729
PUTNAM VT INVESTORS
Value at beginning of period	12.05	10.79	11.08	10.00
Value at end of period	14.74	12.05	10.79	11.08
Number of accumulation units outstanding at end of period	28,501	35,911	39,289	31,551
ROYCE CAPITAL FUND SMALL-CAP
Value at beginning of period	23.95	20.00	22.86	22.36	16.74	15.01	15.67	13.11	10.00
Value at end of period	25.00	23.95	20.00	22.86	22.36	16.74	15.01	15.67	13.11
Number of accumulation units outstanding at end of period	71,460	82,332	108,394	152,944	229,821	239,925	195,753	163,253	56,559
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	10.93	11.00	11.07	11.14	11.21	11.28	11.35	11.42	11.48	11.32
Value at end of period	10.91	10.93	11.00	11.07	11.14	11.21	11.28	11.35	11.42	11.48
Number of accumulation units outstanding at end of period	2,946,877	3,235,643	3,958,953	3,509,632	3,456,372	3,604,078	4,147,381	4,481,309	4,998,624	8,949,505
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	20.21	18.66	18.96	18.20	14.74	13.08	13.30	11.78	9.56	14.02
Value at end of period	23.40	20.21	18.66	18.96	18.10	14.74	13.08	13.30	11.78	9.56
Number of accumulation units outstanding at end of period	519,491	605,704	790,531	849,337	837,530	862,923	906,371	868,031	853,815	851,786
SCHWAB S&P 500 INDEX
Value at beginning of period	21.50	19.38	19.28	17.11	13.04	11.34	11.20	9.83	7.84	12.44
Value at end of period	26.00	21.50	19.38	19.28	17.11	13.04	11.34	11.20	9.83	7.84
Number of accumulation units outstanding at end of period	4,600,505	4,797,062	5,105,677	5,265,434	4,907,807	4,352,613	4,075,218	3,745,599	3,858,136	3,857,936
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.53	14.12	12.64	10.00
Value at end of period	15.84	12.53	14.12	12.64
Number of accumulation units outstanding at end of period	40,427	47,780	115,215	337,869
TEMPLETON FOREIGN VIP
Value at beginning of period	12.04	11.31	12.17	13.78	11.28	9.60	10.82	10.00
Value at end of period	13.96	12.04	11.31	12.17	13.78	11.28	9.60	10.82
Number of accumulation units outstanding at end of period	350,075	303,797	330,197	337,869	245,645	231,290	163,275	79,133
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.77	9.55	10.04	10.00
Value at end of period	9.89	9.77	9.55	10.04
Number of accumulation units outstanding at end of period	373,389	416,540	462,306	377,008
THIRD AVENUE VALUE
Value at beginning of period	10.95	9.82	10.85	10.46	8.85	6.99	8.95	7.89	5.47	9.77

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	12.35	10.95	9.82	10.85	10.46	8.85	6.99	8.95	7.89	5.47
Number of accumulation units outstanding at end of period	103,164	116,466	188,607	213,884	286,880	320,049	441,325	619,787	791,857	1,004,049
TOUCHSTONE VST FOCUSED FUND
Value at beginning of period	28.57	25.42	25.09	22.33	16.67	13.99	15.88	13.14	10.00
Value at end of period	32.26	28.57	25.42	25.09	22.33	16.67	13.99	15.88	13.14
Number of accumulation units outstanding at end of period	81,280	83,265	92,580	87,514	87,014	82,019	83,294	91,070	50,864
TVST TOUCHSTONE BOND
Value at beginning of period	12.78	12.76	13.01	12.59	12.71	12.01	11.29	10.59	10.00
Value at end of period	13.16	12.78	12.76	13.01	12.59	12.71	12.01	11.29	10.59
Number of accumulation units outstanding at end of period	306,987	384,416	420,992	565,146	219,644	207,195	157,318	140,347	68,614
TVST TOUCHSTONE COMMON STOCK
Value at beginning of period	26.63	24.09	24.20	22.08	16.87	14.75	14.54	12.64	10.00
Value at end of period	32.15	26.63	24.09	24.20	22.08	16.87	14.75	14.54	12.64
Number of accumulation units outstanding at end of period	190,935	188,328	213,570	250,389	272,848	226,452	169,096	133,200	17,909
TVST TOUCHSTONE SMALL COMPANY
Value at beginning of period	29.23	24.47	24.97	23.56	17.60	15.90	15.53	12.63	10.00
Value at end of period	34.60	29.23	24.47	24.97	23.56	17.60	15.90	15.53	12.63
Number of accumulation units outstanding at end of period	61,610	60,728	65,925	65,429	62,138	51,429	73,821	37,793	11,161
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	12.09	8.48	12.86	16.05	14.65	14.30	17.28	13.51	10.00
Value at end of period	11.77	12.09	8.48	12.86	16.05	14.65	14.30	17.28	13.51
Number of accumulation units outstanding at end of period	155,636	161,561	219,260	210,851	211,653	206,700	221,542	204,692	90,702
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	10.84	10.25	11.87	11.70	12.96	12.36	11.50	10.90	10.00
Value at end of period	12.09	10.84	10.25	11.87	11.70	12.96	12.36	11.50	10.90
Number of accumulation units outstanding at end of period	166,754	194,291	289,041	423,523	430,564	472,887	390,754	262,896	87,084
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	21.43	20.03	20.46	20.52	14.37	12.28	12.31	9.14	6.56	11.86
Value at end of period	27.49	21.43	20.03	20.46	20.52	14.37	12.28	12.31	9.14	6.56
Number of accumulation units outstanding at end of period	111,928	109,770	167,178	172,917.00	174,875	153,597	193,722	191,014	182,421	208,456
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	10.90	10.91	10.84	10.00
Value at end of period	14.57	10.90	10.91	10.84
Number of accumulation units outstanding at end of period	22,347	9,006	26,682	13,049.00
WELLS FARGO ADVANTAGE VT OPPORTUNITY

INVESTMENT DIVISION (0.65)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at beginning of period	24.75	22.20	23.05	21.01	16.19	14.10	15.02	12.22	8.32	13.99
Value at end of period	29.62	24.75	22.20	23.05	21.01	16.19	14.10	15.02	12.22	8.32
Number of accumulation units outstanding at end of period	100,935	97,414	131,459	155,440.00	144,374	151,889	147,443	166,039	170,046	154,365

INVESTMENT DIVISION (0.70)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS GROWTH & INCOME
Value at beginning of period	21.34	19.31	19.12	17.58	13.12	11.24	10.64	9.48	7.90	13.39
Value at end of period	25.21	21.34	19.31	19.12	17.58	13.12	11.24	10.64	9.48	7.90
Number of accumulation units outstanding at end of period	54,374	56,305	58,278	62,532	73,568	79,765	92,196	117,811	181,819	247,617
AB VPS GROWTH
Value at beginning of period	18.33	18.26	16.86	14.99	11.26	9.96	9.91	8.67	6.55	11.47
Value at end of period	24.49	18.33	18.26	16.86	14.99	11.26	9.96	9.91	8.67	6.55
Number of accumulation units outstanding at end of period	6,645	8,031	7,228	7,292	7,280	22,613	22,933	24,207	49,016	57,966
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	13.63	14.74	15.12	15.41	13.66	11.91	14.25	12.71	9.17	18.06
Value at end of period	18.28	13.63	14.74	15.12	15.41	13.66	11.91	14.25	12.71	9.17
Number of accumulation units outstanding at end of period	31,934	32,685	44,694	48,731	55,639	69,328	95,434	113,106	168,992	177,796
AB VPS INTERNATIONAL VALUE
Value at beginning of period	8.00	8.10	7.95	8.53	6.99	6.14	7.66	7.38	5.52	11.86
Value at end of period	9.97	8.00	8.10	7.95	8.53	6.99	6.14	7.66	7.38	5.52
Number of accumulation units outstanding at end of period	10,777	10,919	11,325	12,154	12,680	19,657	27,701	48,171	100,705	138,707
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	49.09	45.87	46.82	36.81	35.58	29.56	27.31	21.76	16.93	26.51
Value at end of period	51.93	49.09	45.87	46.82	36.81	35.58	29.56	27.31	21.76	16.93
Number of accumulation units outstanding at end of period	28,986	33,598	34,179	35,804	37,421	48,527	89,472	105,084	93,854	77,008
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	22.51	18.12	19.30	17.80	12.98	11.01	12.10	9.61	6.77	10.58
Value at end of period	25.29	22.51	18.12	19.30	17.80	12.98	11.01	12.10	9.61	6.77
Number of accumulation units outstanding at end of period	8,343	8,994	9,065	12,568	15,003	12,445	29,914	45,521	51,029	22,426
ALGER BALANCED
Value at beginning of period	17.47	16.21	16.09	14.80	12.93	12.26	12.34	11.27	8.78	12.95
Value at end of period	20.03	17.47	16.21	16.09	14.80	12.93	12.26	12.34	11.27	8.78
Number of accumulation units outstanding at end of period	20,405	20,368	22,883	25,043	25,705	40,111	41,731	44,663	53,045	72,980
ALGER LARGE CAP GROWTH
Value at beginning of period	16.13	16.38	16.21	14.71	10.97	10.05	10.16	9.02	6.16	11.51
Value at end of period	20.57	16.13	16.38	16.21	14.71	10.97	10.05	10.16	9.02	6.16

INVESTMENT DIVISION (0.70)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	54,633	62,943	84,852	89,761	81,386	86,957	84,764	118,965	142,949	158,263
ALGER MID CAP GROWTH
Value at beginning of period	23.13	23.07	23.60	22.00	16.31	14.13	15.52	13.09	8.69	21.01
Value at end of period	29.81	23.13	23.07	23.60	22.00	16.31	14.13	15.52	13.09	8.69
Number of accumulation units outstanding at end of period	10,417	11,360	18,890	24,873	25,658	27,270	25,610	40,469	55,888	43,857
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	21.14	19.90	20.57	18.85	16.17	14.56	13.92	12.56	10.95	13.84
Value at end of period	23.91	21.14	19.90	20.57	18.85	16.17	14.56	13.92	12.56	10.95
Number of accumulation units outstanding at end of period	30,784	29,839	46,413	51,941	52,617	49,272	56,565	27,371	29,260	29,848
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	20.75	18.42	19.65	17.59	13.04	11.45	11.18	9.86	8.41	12.95
Value at end of period	24.83	20.75	18.42	19.65	17.59	13.04	11.45	11.18	9.86	8.41
Number of accumulation units outstanding at end of period	17,095	22,540	21,765	20,586	22,536	25,660	27,566	30,810	53,839	67,593
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	13.92	14.83	14.83	15.80	13.00	10.80	12.37	10.99	8.28	15.11
Value at end of period	18.14	13.92	14.83	14.83	15.80	13.00	10.80	12.37	10.99	8.28
Number of accumulation units outstanding at end of period	39,125	40,858	41,886	46,949	53,336	58,176	63,730	80,711	94,834	110,077
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	31.21	25.61	26.20	22.70	17.60	15.25	15.49	13.11	10.00
Value at end of period	34.55	31.21	25.61	26.20	22.70	17.60	15.25	15.49	13.11
Number of accumulation units outstanding at end of period	18,911	22,160	14,028	15,588	11,540	10,366	9,111	5,546	1,848
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	28.24	23.61	24.73	22.02	16.84	14.80	14.75	13.10	11.00	15.13
Value at end of period	30.50	28.24	23.61	24.73	22.02	16.84	14.80	14.75	13.10	11.00
Number of accumulation units outstanding at end of period	48,717	108,139	48,862	74,460	78,490	60,189	65,834	69,811	65,733	103,298
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.25	9.91	10.05	10.00
Value at end of period	11.59	10.25	9.91	10.05
Number of accumulation units outstanding at end of period	18,027	18,264	18,675	11,939
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	10.50	10.00
Value at end of period	13.33	10.50
Number of accumulation units outstanding at end of period	2,903	5,828
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	19.65	16.63	15.25	12.27	9.85	9.27	10.00

INVESTMENT DIVISION (0.70)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	26.33	19.65	16.63	15.25	12.27	9.85	9.27
Number of accumulation units outstanding at end of period	44,636	47,378	47,715	46,767	22,671	41,159	35,232
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	27.31	20.72	22.27	21.76	16.35	14.80	15.88	12.64	10.00
Value at end of period	30.91	27.31	20.72	22.27	21.76	16.35	14.80	15.88	12.64
Number of accumulation units outstanding at end of period	1,039	3,264	1,007	1,165	1,165	1,492	1,413	4,282	-
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	8.97	7.93	9.34	10.00
Value at end of period	12.52	8.97	7.93	9.34
Number of accumulation units outstanding at end of period	51,377	15,007	14,122	1,661
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	44.54	34.13	36.65	34.87	26.30	23.25	23.73	18.07	13.80	19.82
Value at end of period	49.56	44.54	34.13	36.65	34.87	26.30	23.25	23.73	18.07	13.80
Number of accumulation units outstanding at end of period	77,690	84,103	95,049	104,003	115,317	128,351	161,917	173,466	159,879	175,862
DELAWARE VIP SMID CAP CORE SERIES
Value at beginning of period	32.10	29.85	27.95	27.29	19.44	17.64	16.42	12.13	8.40	14.23
Value at end of period	37.82	32.10	29.85	27.95	27.29	19.44	17.64	16.42	12.13	8.40
Number of accumulation units outstanding at end of period	12,508	11,891	15,995	11,461	27,113	29,972	25,890	45,105	9,475	2,268
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	19.27	18.62	17.26	15.39	11.51	9.98	10.53	9.08	7.21	10.83
Value at end of period	24.17	19.27	18.62	17.26	15.39	11.51	9.98	10.53	9.08	7.21
Number of accumulation units outstanding at end of period	26,485	22,488	40,090	36,334	35,736	83,878	67,821	46,937	54,586	62,234
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	23.96	21.84	20.90	18.82	13.80	12.00	12.15	10.75	8.08	13.23
Value at end of period	28.80	23.96	21.84	20.90	18.82	13.80	12.00	12.15	10.75	8.08
Number of accumulation units outstanding at end of period	11,830	11,789	12,306	10,093	10,233	14,216	39,143	19,783	11,776	19,207
DEUTSCHE CROCI® U.S. VIP
Value at beginning of period	15.84	16.68	18.04	16.41	12.62	11.58	11.67	10.61	8.52	13.49
Value at end of period	19.33	15.84	16.68	18.04	16.41	12.62	11.58	11.67	10.61	8.52
Number of accumulation units outstanding at end of period	21,831	21,452	31,189	45,302	45,837	53,019	37,758	57,346	20,355	17,898
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	9.69	9.60	9.56	10.00
Value at end of period	11.55	9.69	9.60	9.56
Number of accumulation units outstanding at end of period	2,265	2,180	2,026	2,096
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	29.40	24.46	25.82	24.82	18.03	15.62	16.45	13.11	10.43	15.94

INVESTMENT DIVISION (0.70)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	33.37	29.40	24.46	25.82	24.82	18.03	15.62	16.45	13.11	10.43
Number of accumulation units outstanding at end of period	27,001	27,855	36,038	35,261	33,436	31,698	34,279	74,807	85,884	83,527
DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	14.94	13.79	14.01	13.35	9.42	8.29	8.69	6.76	4.84	9.66
Value at end of period	18.12	14.94	13.79	14.01	13.35	9.42	8.29	8.69	6.76	4.84
Number of accumulation units outstanding at end of period	14,818	14,245	12,702	9,383	9,383	10,062	10,083	23,443	24,853	30,657
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	18.94	16.31	16.75	15.98	11.90	10.53	11.30	9.24	7.18	10.85
Value at end of period	20.78	18.94	16.31	16.75	15.98	11.90	10.53	11.30	9.24	7.18
Number of accumulation units outstanding at end of period	9,424	9,607	10,274	6,422	20,242	22,416	25,803	30,638	28,689	20,141
DREYFUS IP MIDCAP STOCK
Value at beginning of period	30.58	26.67	27.48	24.69	18.42	15.50	15.55	12.32	9.15	15.47
Value at end of period	35.03	30.58	26.67	27.48	24.69	18.42	15.50	15.55	12.32	9.15
Number of accumulation units outstanding at end of period	1,086	531	1,538	1,834	288	370	402	1,488	2,894	10,267
DREYFUS VIF APPRECIATION
Value at beginning of period	20.29	18.93	19.55	18.21	15.14	13.81	12.76	11.14	9.15	13.09
Value at end of period	25.65	20.29	18.93	19.55	18.21	15.14	13.81	12.76	11.14	9.15
Number of accumulation units outstanding at end of period	14,356	14,555	21,860	36,007	43,616	73,780	94,266	47,255	18,129	23,599
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	19.25	17.61	17.46	15.97	11.76	10.03	10.39	8.82	6.90	11.66
Value at end of period	22.88	19.25	17.61	17.46	15.97	11.76	10.03	10.39	8.82	6.90
Number of accumulation units outstanding at end of period	17,412	25,853	34,455	36,920	54,676	48,488	55,006	42,639	33,210	41,561
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	18.84	16.21	16.70	16.55	11.22	9.37	10.96	8.41	6.72	10.85
Value at end of period	23.33	18.84	16.21	16.70	16.55	11.22	9.37	10.96	8.41	6.72
Number of accumulation units outstanding at end of period	2,528	2,789	5,722	9,675	11,325	11,980	17,258	25,425	29,314	38,643
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	15.26	15.12	15.15	14.58	14.99	14.66	13.96	13.37	12.79	12.35
Value at end of period	15.44	15.26	15.12	15.15	14.58	14.99	14.66	13.96	13.37	12.79
Number of accumulation units outstanding at end of period	117,176	135,572	159,872	170,250	143,484	187,805	227,723	313,216	509,550	568,360
FRANKLIN SMALL CAP VALUE VIP FUND
Value at beginning of period	19.38	14.99	16.30	16.32	12.06	10.26	10.74	8.43	6.57	9.88
Value at end of period	21.29	19.38	14.99	16.30	16.32	12.06	10.26	10.74	8.43	6.57
Number of accumulation units outstanding at end of period	4,045	10,892	4,558	3,138	6,300	6,039	22,153	20,410	22,467	2,859
INVESCO VI COMSTOCK
Value at beginning of period	20.66	17.74	19.00	17.49	12.95	10.94	11.22	9.75	7.62	11.93

INVESTMENT DIVISION (0.70)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	24.18	20.66	17.74	19.00	17.49	12.95	10.94	11.22	9.75	7.62
Number of accumulation units outstanding at end of period	1,348	1,443	1,531	2,573	4,134	4,462	6,620	11,257	7,897	12,582
INVESCO VI GROWTH & INCOME
Value at beginning of period	22.36	18.81	19.54	17.84	13.40	11.77	12.10	10.83	8.77	12.99
Value at end of period	25.38	22.36	18.81	19.54	17.84	13.40	11.77	12.10	10.83	8.77
Number of accumulation units outstanding at end of period	20,038	21,587	22,452	28,475	56,755	29,547	32,412	21,015	49,717	27,969
INVESCO V.I. HIGH YIELD
Value at beginning of period	21.21	19.21	19.97	19.77	18.61	15.99	15.95	14.14	9.32	12.63
Value at end of period	22.39	21.21	19.21	19.97	19.77	18.61	15.99	15.95	14.14	9.32
Number of accumulation units outstanding at end of period	20,907	20,894	17,053	13,798	12,047	12,047	12,047	12,047	12,668	20,313
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	13.53	13.68	14.11	14.16	11.98	10.44	11.28	10.06	7.49	12.66
Value at end of period	16.52	13.53	13.68	14.11	14.16	11.98	10.44	11.28	10.06	7.49
Number of accumulation units outstanding at end of period	25,945	23,935	29,350	26,252	82,827	26,912	30,545	26,266	29,914	26,078
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	20.66	18.34	19.24	18.55	14.50	13.16	14.16	12.50	10.00
Value at end of period	23.57	20.66	18.34	19.24	18.55	14.50	13.16	14.16	12.50
Number of accumulation units outstanding at end of period	1,475	1,475	9,347	10,112	3,949	3,803	11,088	8,360	519
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	25.18	22.62	24.11	23.72	17.38	15.36	15.59	12.21	10.00
Value at end of period	28.51	25.18	22.62	24.11	23.72	17.38	15.36	15.59	12.21
Number of accumulation units outstanding at end of period	983	1,143	3,552	3,829	8,988	4,736	3,885	5,336	61
INVESCO V.I. TECHNOLOGY
Value at beginning of period	10.50	10.65	10.04	9.10	7.33	6.63	7.03	5.84	3.73	6.78
Value at end of period	14.08	10.50	10.65	10.04	9.10	7.33	6.63	7.03	5.84	3.73
Number of accumulation units outstanding at end of period	30,073	30,887	30,949	32,523	13,362	14,841	15,654	18,675	20,644	34,795
JANUS HENDERSON VIT BALANCED INSTITUTIONAL SHARES
Value at beginning of period	25.06	24.12	24.14	22.41	18.78	16.64	16.49	15.32	12.26	14.67
Value at end of period	29.47	25.06	24.12	24.14	22.41	18.78	16.64	16.49	15.32	12.26
Number of accumulation units outstanding at end of period	23,411	23,411	33,656	37,458	37,458	39,156	51,486	63,634	76,780	78,149
JANUS HENDERSON VIT BALANCED SERVICE SHARES
Value at beginning of period	17.42	16.82	16.87	15.69	13.19	11.72	11.64	10.84	8.69	10.43
Value at end of period	20.44	17.42	16.82	16.87	15.69	13.19	11.72	11.64	10.84	8.69
Number of accumulation units outstanding at end of period	249,183	185,192	305,780	305,306	297,755	230,652	219,796	245,939	215,381	186,071
JANUS HENDERSON VIT FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	21.01	20.65	20.75	19.91	20.08	18.67	17.61	16.42	14.61	13.87

INVESTMENT DIVISION (0.70)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	21.62	21.01	20.65	20.75	19.91	20.08	18.67	17.61	16.42	14.61
Number of accumulation units outstanding at end of period	132,069	133,803	142,149	160,518	172,881	197,329	232,720	266,433	296,341	349,074
JANUS HENDERSON VIT FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	15.44	15.21	15.33	14.75	14.90	13.88	13.14	12.28	10.95	10.43
Value at end of period	15.85	15.44	15.21	15.33	14.75	14.90	13.88	13.14	12.28	10.95
Number of accumulation units outstanding at end of period	91,202	121,959	136,886	140,003	107,536	160,882	147,968	157,332	163,034	85,020
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	12.73	12.56	12.94	12.13	9.51	7.98	9.31	8.10	5.92	10.77
Value at end of period	16.06	12.73	12.56	12.94	12.13	9.51	7.98	9.31	8.10	5.92
Number of accumulation units outstanding at end of period	15,229	14,700	14,847	14,212	14,407	14,422	16,377	16,825	18,043	19,109
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	13.07	11.56	10.00
Value at end of period	18.81	13.07	11.56
Number of accumulation units outstanding at end of period	43,089	35,465	10,503
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	28.75	24.08	25.60	23.53	16.65	14.00	14.81	11.73	9.64	14.27
Value at end of period	32.89	28.75	24.08	25.60	23.53	16.65	14.00	14.81	11.73	9.64
Number of accumulation units outstanding at end of period	6,417	7,353	7,081	6,920	7,291	8,681	10,880	20,702	21,742	21,829
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	15.58	12.99	16.36	17.28	17.62	14.54	17.86	14.66	10.00
Value at end of period	19.78	15.58	12.99	16.36	17.28	17.62	14.54	17.86	14.66
Number of accumulation units outstanding at end of period	26,149	32,117	27,098	28,044	28,416	33,574	39,371	45,330	13,987
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	32.00	30.52	32.28	31.00	22.29	18.98	18.37	14.64	10.66	17.64
Value at end of period	40.43	32.00	30.52	32.28	31.00	22.29	18.98	18.37	14.64	10.66
Number of accumulation units outstanding at end of period	17,580	16,219	25,064	29,948	44,424	34,401	42,405	47,844	51,788	48,128
MFS VIT IIINTERNATIONAL VALUE
Value at beginning of period	22.05	21.39	20.26	20.17	15.91	13.82	14.17	13.12	10.00
Value at end of period	27.77	22.05	21.39	20.26	20.17	15.91	13.82	14.17	13.12
Number of accumulation units outstanding at end of period	42,155	43,877	41,625	28,785	33,686	25,358	19,955	15,283	1,581
MFS VIT UTILITIES
Value at beginning of period	13.93	12.61	14.90	13.34	11.18	9.94	9.40	8.34	6.32	10.00
Value at end of period	15.84	13.93	12.61	14.90	13.34	11.18	9.94	9.40	8.34	6.32
Number of accumulation units outstanding at end of period	11,001	28,374	14,657	15,773	30,682	36,826	52,553	22,033	20,952	10,673
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	17.33	15.05	16.56	14.69	10.82	9.44	10.19	8.15	5.61	10.46

INVESTMENT DIVISION (0.70)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	20.02	17.33	15.05	16.56	14.69	10.82	9.44	10.19	8.15	5.61
Number of accumulation units outstanding at end of period	821	620	0	0	0	0	0	1,141	1,141	1,523
NVIT MID CAP INDEX
Value at beginning of period	34.80	29.20	30.24	27.89	21.15	18.16	18.79	15.03	11.09	17.62
Value at end of period	39.94	34.80	29.20	30.24	27.89	21.15	18.16	18.79	15.03	11.09
Number of accumulation units outstanding at end of period	28,239	25,662	30,771	29,468	26,448	24,613	27,859	32,436	35,812	42,090
OPPENHEIMER GLOBAL FUND VA
Value at beginning of period	23.66	23.80	23.06	22.70	17.96	14.91	16.37	14.22	10.24	17.25
Value at end of period	32.10	23.66	23.80	23.06	22.70	17.96	14.91	16.37	14.22	10.24
Number of accumulation units outstanding at end of period	111,396	108,591	118,441	133,559	144,299	164,431	227,134	228,046	220,118	282,379
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	19.79	20.36	19.82	21.51	17.21	14.18	15.38	13.50	9.76	17.14
Value at end of period	24.81	19.79	20.36	19.82	21.51	17.21	14.18	15.38	13.50	9.76
Number of accumulation units outstanding at end of period	20,282	20,926	23,371	22,130	23,665	24,151	25,259	33,451	40,434	32,609
OPPENHEIMER MAIN STREET SMALL CAP VA
Value at beginning of period	12.12	10.34	10.00
Value at end of period	13.74	12.12	10.34
Number of accumulation units outstanding at end of period	4,231	4,388	4,534
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.24	5.46	7.40	10.00
Value at end of period	6.33	6.24	5.46	7.40
Number of accumulation units outstanding at end of period	0.00	0	676	184
PIMCO VIT HIGH YIELD
Value at beginning of period	27.30	24.45	25.03	24.40	23.23	20.47	19.95	17.55	12.60	16.58
Value at end of period	28.91	27.30	24.45	25.03	24.40	23.23	20.47	19.95	17.55	12.60
Number of accumulation units outstanding at end of period	62,106	54,393	55,217	80,312	106,274	117,123	72,983	107,381	117,989	106,436
PIMCO VIT LOW DURATION
Value at beginning of period	13.55	13.46	13.51	13.49	13.61	12.94	12.89	12.33	10.96	11.08
Value at end of period	13.64	13.55	13.46	13.51	13.49	13.61	12.94	12.89	12.33	10.96
Number of accumulation units outstanding at end of period	227,978	242,436	224,850	216,852	223,578	290,294	301,318	256,585	323,504	232,695
PIMCO VIT TOTAL RETURN
Value at beginning of period	16.29	15.98	16.02	15.47	15.89	14.60	14.19	13.22	11.67	11.22
Value at end of period	16.98	16.29	15.98	16.02	15.47	15.89	14.60	14.19	13.22	11.67
Number of accumulation units outstanding at end of period	308,867	231,164	371,387	368,239	336,244	517,526	506,242	456,482	513,699	335,930
PIONEER FUND VCT
Value at beginning of period	18.02	16.52	16.65	15.10	11.41	10.42	10.97	9.52	7.66	11.73

INVESTMENT DIVISION (0.70)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	21.78	18.02	16.52	16.65	15.10	11.41	10.42	10.97	9.52	7.66
Number of accumulation units outstanding at end of period	3,455	3,480	3,488	3,495	3,909	10,758	15,965	11,039	13,095	23,841
PIONEER MID CAP VALUE VCT
Value at beginning of period	17.69	15.33	16.48	14.46	10.97	9.97	10.66	9.10	7.32	11.13
Value at end of period	19.83	17.69	15.33	16.48	14.46	10.97	9.97	10.66	9.10	7.32
Number of accumulation units outstanding at end of period	15,308	14,270	17,519	19,744	19,820	16,050	16,235	13,756	22,844	17,254
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	16.83	16.34	16.19	14.90	10.53	9.91	10.21	8.55	5.96	9.30
Value at end of period	21.74	16.83	16.34	16.19	14.90	10.53	9.91	10.21	8.55	5.96
Number of accumulation units outstanding at end of period	94	0	245	5,078	4,802	534	25,312	27,031	25,599	3,740
PRUDENTIAL SERIES EQUITY
Value at beginning of period	22.94	22.35	22.08	20.72	15.69	13.96	14.62	13.20	10.00
Value at end of period	28.54	22.94	22.35	22.08	20.72	15.69	13.96	14.62	13.20
Number of accumulation units outstanding at end of period	178	178	178	178	483	514	507	690	349
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	10.69	8.63	12.21	15.33	14.06	14.59	18.21	14.39	10.00
Value at end of period	10.56	10.69	8.63	12.21	15.33	14.06	14.59	18.21	14.39
Number of accumulation units outstanding at end of period	0	185	185	185	2,163	2,557	2,061	94,295	4,498
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	11.04	11.10	11.25	10.86	10.99	10.86	10.24	10.00
Value at end of period	11.18	11.04	11.10	11.25	10.86	10.99	10.86	10.24
Number of accumulation units outstanding at end of period	16,528	59,530	31,443	27,315	9,093	18,877	51,828	5,030
PUTNAM VT EQUITY INCOME
Value at beginning of period	20.35	18.03	18.73	16.74	12.73	10.75	10.62	10.00
Value at end of period	24.00	20.35	18.03	18.73	16.74	12.73	10.75	10.62
Number of accumulation units outstanding at end of period	29,832	33,555	43,027	47,306	9,666	9,957	18,375	-
PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	17.50	19.88	18.58	14.68	10.42	8.58	10.00
Value at end of period	20.04	17.50	19.88	18.58	14.66	10.42	8.58
Number of accumulation units outstanding at end of period	30,900	34,347	66,249	78,271	59,157	33,595	4,226
PUTNAM VT INVESTORS
Value at beginning of period	12.03	10.78	11.08	10.00
Value at end of period	14.71	12.03	10.78	11.08
Number of accumulation units outstanding at end of period	132	132	0	293
ROYCE CAPITAL FUND SMALL-CAP
Value at beginning of period	23.85	19.93	22.80	22.31	16.71	14.99	15.66	13.11	10.00

INVESTMENT DIVISION (0.70)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	24.90	23.85	19.93	22.80	22.31	16.71	14.99	15.66	13.11
Number of accumulation units outstanding at end of period	3,813	4,087	11,995	19,254	61,630	24,418	25,471	23,810	5,078
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	10.85	10.93	11.00	11.08	11.15	11.23	11.30	11.37	11.44	11.28
Value at end of period	10.82	10.85	10.93	11.00	11.08	11.15	11.23	11.30	11.37	11.44
Number of accumulation units outstanding at end of period	366,431	412,889	513,259	557,889	700,692	776,451	780,190	883,275	915,644	1,614,712
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	20.05	18.53	18.83	17.98	14.65	13.01	13.23	11.73	9.52	13.97
Value at end of period	23.21	20.05	18.53	18.83	17.98	14.65	13.01	13.23	11.73	9.52
Number of accumulation units outstanding at end of period	68,324	64,854	87,221	107,613	129,632	144,110	188,716	193,819	202,385	212,923
SCHWAB S&P 500 INDEX
Value at beginning of period	21.33	19.23	19.14	17.00	12.96	11.28	11.15	9.79	7.81	12.40
Value at end of period	25.78	21.33	19.23	19.14	17.00	12.96	11.28	11.15	9.79	7.81
Number of accumulation units outstanding at end of period	588,590	630,238	709,872	693,737	728,722	675,823	670,131	788,351	823,134	807,769
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.51	14.11	12.63	10.00
Value at end of period	15.82	12.51	14.11	12.63
Number of accumulation units outstanding at end of period	9,998	8,119	17,500	32,356
TEMPLETON FOREIGN VIP
Value at beginning of period	12.00	11.27	12.14	13.76	11.27	9.60	10.81	10.00
Value at end of period	13.91	12.00	11.27	12.14	13.76	11.27	9.60	10.81
Number of accumulation units outstanding at end of period	10,556	15,691	19,158	19,118	15,868	8,605	9,728	8,236
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.75	9.54	10.04	10.00
Value at end of period	9.87	9.75	9.54	10.04
Number of accumulation units outstanding at end of period	25,389	23,153	40,586	19,536
THIRD AVENUE VALUE
Value at beginning of period	10.89	9.77	10.80	10.42	8.82	6.98	8.93	7.88	5.46	9.76
Value at end of period	12.28	10.89	9.77	10.80	10.42	8.82	6.98	8.93	7.88	5.46
Number of accumulation units outstanding at end of period	278	278	278	278	18,062	18,062	20,889	27,446	31,506	57,125
TOUCHSTONE VST FOCUSED FUND
Value at beginning of period	28.46	25.34	25.02	22.28	16.64	13.97	15.87	13.14	10.00
Value at end of period	32.12	28.46	25.34	25.02	22.28	16.64	13.97	15.87	13.14
Number of accumulation units outstanding at end of period	2,647	2,432	2,423	4,003	12,575	13,099	7,025	8,333	813
TVST TOUCHSTONE BOND
Value at beginning of period	12.73	12.72	12.97	12.56	12.69	11.99	11.28	10.59	10.00

INVESTMENT DIVISION (0.70)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	13.10	12.73	12.72	12.97	12.56	12.69	11.99	11.28	10.59
Number of accumulation units outstanding at end of period	10,619	12,552	13,233	11,955	8,378	7,601	5,619	-	-
TVST TOUCHSTONE COMMON STOCK
Value at beginning of period	26.53	24.01	24.13	22.02	16.84	14.73	14.53	12.64	10.00
Value at end of period	32.01	26.53	24.01	24.13	22.02	16.84	14.73	14.53	12.64
Number of accumulation units outstanding at end of period	3,206	3,320	3,687	9,342	11,447	10,261	4,032	132	-
TVST TOUCHSTONE SMALL COMPANY
Value at beginning of period	29.12	24.39	24.90	23.50	17.57	15.87	15.52	12.63	10.00
Value at end of period	34.45	29.12	24.39	24.90	23.50	17.57	15.87	15.52	12.63
Number of accumulation units outstanding at end of period	7,379	5,506	6,198	5,866	6,354	4,899	5,159	3,362	-
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	12.04	8.45	12.83	16.01	14.62	14.28	17.26	13.51	10.00
Value at end of period	11.72	12.04	8.45	12.83	16.01	14.62	14.28	17.26	13.51
Number of accumulation units outstanding at end of period	6,655	6,869	2,533	2,675	924	11,441	16,116	22,130	10,269
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	10.80	10.22	11.84	11.67	12.94	12.34	11.49	10.90	10.00
Value at end of period	12.04	10.80	10.22	11.84	11.67	12.94	12.34	11.49	10.90
Number of accumulation units outstanding at end of period	13,571	11,045	16,363	17,927	23,375	27,953	62,858	19,431	7,194
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	21.26	19.89	20.32	20.39	14.28	12.22	12.25	9.10	6.53	11.82
Value at end of period	27.26	21.26	19.89	20.32	20.39	14.28	12.22	12.25	9.10	6.53
Number of accumulation units outstanding at end of period	48,085	55,158	68,220	69,374	108,439	106,053	113,254	104,221	104,125	138,128
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	10.88	10.90	10.83	10.00
Value at end of period	14.55	10.88	10.90	10.83
Number of accumulation units outstanding at end of period	3,682	2,319	2,319	2,319
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	24.56	22.04	22.90	20.88	16.09	14.03	14.95	12.17	8.29	13.94
Value at end of period	29.37	24.56	22.04	22.90	20.88	16.09	14.03	14.95	12.17	8.29
Number of accumulation units outstanding at end of period	32,372	32,477	38,439	46,424	48,450	59,076	71,017	73,065	85,597	83,208

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS GROWTH & INCOME
Value at beginning of period	24.53	22.23	22.04	20.29	15.16	13.01	12.35	11.01	9.19	15.60
Value at end of period	28.93	24.53	22.23	22.04	20.29	15.16	13.01	12.35	11.01	9.19
Number of accumulation units outstanding at end of period	57,790	61,523	66,270	76,315	84,083	89,587	97,991	130,139	151,529	301,465

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS GROWTH
Value at beginning of period	25.08	25.01	23.13	20.59	15.50	13.72	13.67	11.98	9.07	15.90
Value at end of period	33.44	25.08	25.01	23.13	20.59	15.50	13.72	13.67	11.98	9.07
Number of accumulation units outstanding at end of period	17,329	17,692	18,705	19,428	17,188	19,627	21,421	34,587	47,594	71,426
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	13.39	14.50	14.91	15.22	13.51	11.79	14.13	12.62	9.12	17.99
Value at end of period	17.93	13.39	14.50	14.91	15.22	13.51	11.79	14.13	12.62	9.12
Number of accumulation units outstanding at end of period	120,242	133,908	141,224	164,336	170,626	202,947	238,035	323,568	419,349	423,683
AB VPS INTERNATIONAL VALUE
Value at beginning of period	7.87	7.98	7.85	8.44	6.92	6.09	7.61	7.34	5.49	11.84
Value at end of period	9.79	7.87	7.98	7.85	8.44	6.92	6.09	7.61	7.34	5.49
Number of accumulation units outstanding at end of period	54,569	53,160	70,590	81,490	90,331	116,558	127,999	169,069	269,528	431,272
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	37.64	35.22	35.24	28.35	27.44	22.84	21.13	16.86	13.14	20.60
Value at end of period	39.76	37.64	35.22	35.24	28.35	27.44	22.84	21.13	16.86	13.14
Number of accumulation units outstanding at end of period	99,139	100,829	117,913	128,573	133,178	149,713	128,073	142,012	123,399	144,190
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	22.15	17.86	19.05	17.60	12.86	10.92	12.02	9.55	6.74	10.56
Value at end of period	24.85	22.15	17.86	19.05	17.60	12.86	10.92	12.02	9.55	6.74
Number of accumulation units outstanding at end of period	45,798	44,552	49,856	52,788	56,345	42,973	47,979	56,347	54,314	77,399
ALGER BALANCED
Value at beginning of period	18.14	16.86	16.76	15.44	13.51	12.83	12.93	11.82	9.22	13.63
Value at end of period	20.76	18.14	16.86	16.76	15.44	13.51	12.83	12.93	11.82	9.22
Number of accumulation units outstanding at end of period	3,432	3,504	3,649	2,762	3,794	3,830	4,244	7,122	8,960	10,103
ALGER LARGECAP GROWTH
Value at beginning of period	22.73	23.12	22.92	20.83	15.55	14.28	14.45	12.85	8.78	16.45
Value at end of period	28.96	22.73	23.12	22.92	20.83	15.55	14.28	14.45	12.85	8.78
Number of accumulation units outstanding at end of period	110,676	117,001	150,958	133,321	128,569	126,691	138,491	136,952	204,270	165,677
ALGER MID CAP GROWTH
Value at beginning of period	22.67	22.64	23.19	21.66	16.08	13.95	15.34	12.96	8.62	20.87
Value at end of period	29.17	22.67	22.64	23.19	21.66	16.08	13.95	15.34	12.96	8.62
Number of accumulation units outstanding at end of period	28,367	32,101	39,536	48,956	49,047	53,272	61,926	125,686	134,831	95,444
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	20.71	19.53	20.21	18.56	15.94	14.38	13.77	12.44	10.86	13.75
Value at end of period	23.40	20.71	19.53	20.21	18.56	15.94	14.38	13.77	12.44	10.86
Number of accumulation units outstanding at end of period	154,124	163,251	159,635	164,115	148,438	124,443	91,458	76,209	80,333	83,290

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	24.05	21.38	22.84	20.48	15.21	13.36	13.07	11.55	9.86	15.21
Value at end of period	28.74	24.05	21.38	22.84	20.48	15.21	13.36	13.07	11.55	9.86
Number of accumulation units outstanding at end of period	58,775	66,985	65,554	65,706	56,944	59,823	61,372	78,643	120,848	122,928
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	19.58	20.89	20.91	22.32	18.39	15.31	17.55	15.62	11.78	21.53
Value at end of period	25.47	19.58	20.89	20.91	22.32	18.39	15.31	17.55	15.62	11.78
Number of accumulation units outstanding at end of period	38,722	28,257	26,816	27,200	25,076	28,608	27,902	31,549	42,071	53,741
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	30.85	25.36	25.98	22.54	17.50	15.19	15.45	13.09	10.00
Value at end of period	34.10	30.85	25.36	25.98	22.54	17.50	15.19	15.45	13.09
Number of accumulation units outstanding at end of period	71,136	73,568	62,538	60,632	49,019	25,466	23,556	20,509	9,024
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	27.67	23.16	24.31	21.68	16.60	14.61	14.59	12.97	10.91	15.03
Value at end of period	29.84	27.67	23.16	24.31	21.68	16.60	14.61	14.59	12.97	10.91
Number of accumulation units outstanding at end of period	165,166	169,535	182,585	263,743	277,999	252,449	240,793	268,246	189,899	206,339
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.21	9.89	10.04	10.00
Value at end of period	11.53	10.21	9.89	10.04
Number of accumulation units outstanding at end of period	44,444	29,236	31,187	27,070
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	10.49	10.00
Value at end of period	13.30	10.49
Number of accumulation units outstanding at end of period	33,853	36,252
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	19.48	16.51	15.16	12.22	9.82	9.26	10.00
Value at end of period	26.07	19.48	16.51	15.16	12.22	9.82	9.26
Number of accumulation units outstanding at end of period	110,720	98,689	95,273	116,301	100,945	93,061	88,943
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	27.00	20.51	22.08	21.61	16.26	14.74	15.84	12.63	10.00
Value at end of period	30.51	27.00	20.51	22.08	21.61	16.26	14.74	15.84	12.63

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	26,290	29,196	14,580	14,176	23,379	10,286	9,383	1,386	1,175
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	8.93	7.91	9.33	10.00
Value at end of period	12.45	8.93	7.91	9.33
Number of accumulation units outstanding at end of period	36,168	21,671	17,170	7,370
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	37.42	28.72	30.88	29.42	22.23	19.68	20.12	15.34	11.73	16.88
Value at end of period	41.57	37.42	28.72	30.88	29.42	22.23	19.68	20.12	15.34	11.73
Number of accumulation units outstanding at end of period	91,931	103,141	102,431	140,035	152,856	144,993	156,473	161,664	182,026	215,309
DELAWARE VIP SMID CAP CORE SERIES
Value at beginning of period	31.54	29.37	27.55	26.93	19.22	17.46	16.29	12.05	8.36	14.18
Value at end of period	37.11	31.54	29.37	27.55	26.93	19.22	17.46	16.29	12.05	8.36
Number of accumulation units outstanding at end of period	29,298	28,264	35,713	37,482	51,464	26,075	47,392	35,396	21,394	7,856
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	27.12	26.24	24.36	21.75	16.29	14.16	14.95	12.92	10.27	15.45
Value at end of period	33.97	27.12	26.24	24.36	21.75	16.29	14.16	14.95	12.92	10.27
Number of accumulation units outstanding at end of period	130,002	128,199	169,560	129,547	163,650	156,737	114,516	142,615	98,593	99,523
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	23.55	21.49	20.60	18.58	13.64	11.88	12.05	10.68	8.04	13.18
Value at end of period	28.25	23.55	21.49	20.60	18.58	13.64	11.88	12.05	10.68	8.04
Number of accumulation units outstanding at end of period	81,233	90,157	131,451	120,883	148,541	149,116	259,986	61,689	64,950	63,702
DEUTSCHE CROCI® U.S. VIP
Value at beginning of period	15.57	16.42	17.78	16.20	12.48	11.46	11.57	10.53	8.47	13.44
Value at end of period	18.97	15.57	16.42	17.78	16.20	12.48	11.46	11.57	10.53	8.47
Number of accumulation units outstanding at end of period	69,941	78,770	113,335	213,650	154,713	164,792	126,522	279,139	180,430	194,320
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	9.65	9.58	9.55	10.00
Value at end of period	11.48	9.65	9.58	9.55
Number of accumulation units outstanding at end of period	8,388	2,357	4,543	77
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	30.83	25.69	27.16	26.15	19.02	16.51	17.41	13.90	11.07	16.95
Value at end of period	34.95	30.83	25.69	27.16	26.15	19.02	16.51	17.41	13.90	11.07
Number of accumulation units outstanding at end of period	66,674	80,269	79,227	61,721	68,977	55,822	54,804	59,663	66,901	103,591
DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	22.35	20.67	21.03	20.07	14.17	12.50	13.12	10.22	7.33	14.65
Value at end of period	27.06	22.35	20.67	21.03	20.07	14.17	12.50	13.12	10.22	7.33

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of accumulation units outstanding at end of period	7,601	7,776	16,996	9,200	9,310	8,201	11,878	16,031	29,108	29,336
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	18.64	16.08	16.53	15.80	11.78	10.45	11.22	9.19	7.15	10.83
Value at end of period	20.42	18.64	16.08	16.53	15.80	11.78	10.45	11.22	9.19	7.15
Number of accumulation units outstanding at end of period	30,268	34,077	36,899	45,747	67,259	66,726	73,225	151,007	96,964	105,545
DREYFUS IP MIDCAP STOCK
Value at beginning of period	29.96	26.17	27.01	24.30	18.16	15.30	15.37	12.20	9.08	15.37
Value at end of period	34.28	29.96	26.17	27.01	24.30	18.16	15.30	15.37	12.20	9.08
Number of accumulation units outstanding at end of period	10,680	10,607	11,338	7,393	6,205	6,646	9,602	12,936	23,637	25,388
DREYFUS VIF APPRECIATION
Value at beginning of period	19.90	18.60	19.24	17.95	14.95	13.65	12.63	11.04	9.09	13.01
Value at end of period	25.13	19.90	18.60	19.24	17.95	14.95	13.65	12.63	11.04	9.09
Number of accumulation units outstanding at end of period	70,999	75,729	91,399	131,012	150,998	132,987	104,680	147,217	58,170	44,131
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	24.33	22.30	22.14	20.28	14.95	12.77	13.25	11.27	8.82	14.94
Value at end of period	28.87	24.33	22.30	22.14	20.28	14.95	12.77	13.25	11.27	8.82
Number of accumulation units outstanding at end of period	8,813	11,252	11,884	11,915	12,441	14,437	22,314	21,316	11,759	11,498
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	21.30	18.35	18.93	18.80	12.76	10.68	12.50	9.61	7.69	12.43
Value at end of period	26.33	21.30	18.35	18.93	18.80	12.76	10.68	12.50	9.61	7.69
Number of accumulation units outstanding at end of period	4,478	4,537	4,537	4,537	4,537	4,597	4,597	4,597	4,597	4,597
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	13.68	13.58	13.63	13.13	13.52	13.25	12.63	12.11	11.61	11.23
Value at end of period	13.83	13.68	13.58	13.63	13.13	13.52	13.25	12.63	12.11	11.61
Number of accumulation units outstanding at end of period	294,450	409,137	298,182	280,672	391,751	458,403	465,143	473,929	487,275	731,081
FRANKLIN SMALL CAP VALUE VIP FUND
Value at beginning of period	19.07	14.77	16.09	16.13	11.94	10.17	10.66	8.39	6.55	9.86
Value at end of period	20.93	19.07	14.77	16.09	16.13	11.94	10.17	10.66	8.39	6.55
Number of accumulation units outstanding at end of period	25,430	37,085	29,956	44,730	67,329	51,285	50,844	58,224	39,235	24,888
INVESCO VI COMSTOCK
Value at beginning of period	20.30	17.46	18.73	17.26	12.81	10.83	11.13	9.68	7.58	11.88
Value at end of period	23.73	20.30	17.46	18.73	17.26	12.81	10.83	11.13	9.68	7.58
Number of accumulation units outstanding at end of period	52,044	55,942	68,773	80,953	70,389	52,458	39,298	43,837	27,918	33,585
INVESCO VI GROWTH & INCOME
Value at beginning of period	21.97	18.51	19.26	17.61	13.25	11.65	11.99	10.75	8.72	12.94

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	24.90	21.97	18.51	19.26	17.61	13.25	11.65	11.99	10.75	8.72
Number of accumulation units outstanding at end of period	98,348	108,811	113,547	127,920	155,565	105,747	128,721	142,240	245,184	136,112
INVESCO V.I. HIGH YIELD
Value at beginning of period	22.47	20.38	21.22	21.04	19.83	17.07	17.05	15.14	10.00	13.57
Value at end of period	23.69	22.47	20.38	21.22	21.04	19.83	17.07	17.05	15.14	10.00
Number of accumulation units outstanding at end of period	10,500	9,032	12,740	10,633	7,435.00	7,931.00	6,803	6,916	25,419	27,768
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	13.31	13.49	13.93	14.00	11.86	10.36	11.20	10.01	7.46	12.62
Value at end of period	16.23	13.31	13.49	13.93	14.00	11.86	10.36	11.20	10.01	7.46
Number of accumulation units outstanding at end of period	191,180	159,064	172,114	181,297	202,279	191,595	173,178	243,123	124,419	47,901
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	20.42	18.15	19.08	18.42	14.42	13.11	14.12	12.48	10.00
Value at end of period	23.27	20.42	18.15	19.08	18.42	14.42	13.11	14.12	12.48
Number of accumulation units outstanding at end of period	31,489	32,108	39,876	45,511	38,220	16,924	17,495	23,797	5,850
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	24.89	22.40	23.91	23.56	17.28	15.30	15.55	12.20	10.00
Value at end of period	28.15	24.89	22.40	23.91	23.56	17.28	15.30	15.55	12.20
Number of accumulation units outstanding at end of period	38,154	40,828	27,402	24,644	22,301	7,392	10,539	6,712	1,925
INVESCO V.I. TECHNOLOGY
Value at beginning of period	22.74	23.11	21.82	19.82	15.97	14.48	15.38	12.78	8.19	14.89
Value at end of period	30.48	22.74	23.11	21.82	19.82	15.97	14.48	15.38	12.78	8.19
Number of accumulation units outstanding at end of period	8,894	3,662	4,200	2,171	2,015	3,138	3,138	3,192	4,613	6,702
JANUS HENDERSON VIT BALANCED INSTITUTIONAL SHARES
Value at beginning of period	24.55	23.67	23.73	22.05	18.51	16.43	16.30	15.17	12.15	14.56
Value at end of period	28.83	24.55	23.67	23.73	22.05	18.51	16.43	16.30	15.17	12.15
Number of accumulation units outstanding at end of period	75,283	78,270	80,808	87,062	88,820	92,293	96,621	100,763	107,377	131,297
JANUS HENDERSON VIT BALANCED SERVICE SHARES
Value at beginning of period	17.17	16.60	16.67	15.54	13.08	11.64	11.58	10.80	8.67	10.42
Value at end of period	20.12	17.17	16.60	16.67	15.54	13.08	11.64	11.58	10.80	8.67
Number of accumulation units outstanding at end of period	703,034	739,848	849,473	892,123	770,031	603,145	567,782	540,710	338,708	286,803
JANUS HENDERSON VIT FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	16.85	16.58	16.69	16.04	16.20	15.08	14.25	13.31	11.85	11.27
Value at end of period	17.31	16.85	16.58	16.69	16.04	16.20	15.08	14.25	13.31	11.85
Number of accumulation units outstanding at end of period	91,998	80,696	98,109	102,855	108,267	113,454	107,623	123,907	201,257	258,673

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
JANUS HENDERSON VIT FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	15.22	15.02	15.15	14.60	14.77	13.78	13.07	12.23	10.92	10.42
Value at end of period	15.60	15.22	15.02	15.15	14.60	14.77	13.78	13.07	12.23	10.92
Number of accumulation units outstanding at end of period	481,224	602,698	514,213	491,582	438,505	541,847	510,580	450,845	412,740	257,478
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	18.52	18.30	18.88	17.73	13.92	11.69	13.67	11.90	8.72	15.89
Value at end of period	23.32	18.52	18.30	18.88	17.73	13.92	11.69	13.67	11.90	8.72
Number of accumulation units outstanding at end of period	14,909	8,279	9,939	13,503	5,901	5,907	5,932	7,147	25,022	25,784
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	13.02	11.53	11.11	10.00
Value at end of period	18.70	13.02	11.53	11.11
Number of accumulation units outstanding at end of period	29,122	14,207	3,191	2,256
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	33.56	28.16	29.98	27.59	19.56	16.47	17.45	13.84	11.39	16.89
Value at end of period	38.35	33.56	28.16	29.98	27.59	19.56	16.47	17.45	13.84	11.39
Number of accumulation units outstanding at end of period	15,144	7,756	7,437	7,430	5,225	5,303	6,246	6,246	7,199	8,064
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	15.40	12.86	16.23	17.16	17.53	14.48	17.81	14.64	10.00
Value at end of period	19.52	15.40	12.86	16.23	17.16	17.53	14.48	17.81	14.64
Number of accumulation units outstanding at end of period	130,134	129,551	137,114	166,415	182,081	158,820	137,119	196,397	55,228
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	31.35	29.95	31.72	30.51	21.97	18.74	18.17	14.50	10.57	17.51
Value at end of period	39.56	31.35	29.95	31.72	30.51	21.97	18.74	18.17	14.50	10.57
Number of accumulation units outstanding at end of period	100,995	115,021	132,149	146,523	170,188	129,988	135,937	144,204	156,173	162,592
MFS BIT II INTERNATIONAL VALUE
Value at beginning of period	21.80	21.17	20.08	20.03	15.83	13.77	14.14	13.11	10.00
Value at end of period	27.41	21.80	21.17	20.08	20.03	15.83	13.77	14.14	13.11
Number of accumulation units outstanding at end of period	232,794	218,715	222,544	211,132	195,030	140,563	131,736	177,859	32,806
MFS VIT UTILITIES
Value at beginning of period	13.75	12.47	14.75	13.23	11.10	9.89	9.36	8.32	6.31	10.00
Value at end of period	15.61	13.75	12.47	14.75	13.23	11.10	9.89	9.36	8.32	6.31
Number of accumulation units outstanding at end of period	86,627	100,578	109,716	138,633	79,421	58,830	57,915	43,468	40,180	7,904
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	17.06	14.83	16.36	14.52	10.71	9.36	10.12	8.10	5.59	10.43

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	19.68	17.06	14.83	16.36	14.52	10.71	9.36	10.12	8.10	5.59
Number of accumulation units outstanding at end of period	9,944	11,236	11,252	3,168	3,958	3,958	4,163	4,163	5,457	10,124
NVIT MID CAP INDEX
Value at beginning of period	34.10	28.65	27.45	20.85	17.93	18.58	14.89	11.00	17.50	16.44
Value at end of period	39.07	34.10	28.65	29.72	27.45	20.85	17.93	18.58	14.89	11.00
Number of accumulation units outstanding at end of period	144,008	144,780	103,995	104,518	99,340	85,957	96,672	106,625	109,304	112,076
OPPENHEIMER GLOBAL FUND VA
Value at beginning of period	28.05	28.27	27.42	27.04	21.42	17.82	19.59	17.04	12.29	20.73
Value at end of period	38.01	28.05	28.27	27.42	27.04	21.42	17.82	19.59	17.04	12.29
Number of accumulation units outstanding at end of period	147,519	144,356	168,676	4,895,833	186,871	148,079	165,267	177,111	236,464	278,810
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	19.44	20.03	19.53	21.23	17.01	14.04	15.25	13.40	9.71	17.07
Value at end of period	24.35	19.44	20.03	19.53	21.23	17.01	14.04	15.25	13.40	9.71
Number of accumulation units outstanding at end of period	113,622	116,274	121,978	125,920	127,200	123,316	113,629	112,057	123,021	110,878
OPPENHEIMER MAIN STREET SMALL CAP VA
Value at beginning of period	12.07	10.31	11.05	10.00
Value at end of period	13.67	12.07	10.31	11.05
Number of accumulation units outstanding at end of period	11,322	16,877	14,246	3,783
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.21	5.44	7.39	10.00
Value at end of period	6.29	6.21	5.44	7.39
Number of accumulation units outstanding at end of period	8,252	7,418	7,637	5,218
PIMCO VIT HIGH YIELD
Value at beginning of period	21.45	19.23	19.72	19.25	18.36	16.20	15.81	13.93	10.02	13.20
Value at end of period	22.67	21.45	19.23	19.72	19.25	18.36	16.20	15.81	13.93	10.02
Number of accumulation units outstanding at end of period	310,501	302,152	278,730	389,548	411,641	446,427	421,227	437,868	380,913	399,775
PIMCO VIT LOW DURATION
Value at beginning of period	13.28	13.21	13.28	13.28	13.41	12.78	12.75	12.21	10.87	11.00
Value at end of period	13.35	13.28	13.21	13.28	13.28	13.41	12.78	12.75	12.21	10.87
Number of accumulation units outstanding at end of period	1,009,895	1,110,019	1,174,074	1,225,762	1,237,769	1,148,588	1,063,438	1,107,974	1,099,172	782,080
PIMCO VIT TOTAL RETURN
Value at beginning of period	16.01	15.72	15.79	15.27	15.71	14.45	14.07	13.13	11.61	11.17
Value at end of period	16.65	16.01	15.72	15.79	15.27	15.71	14.45	14.07	13.13	11.61
Number of accumulation units outstanding at end of period	1,401,935	1,160,716	1,449,300	1,543,515	1,717,816	1,828,041	1,848,577	2,102,149	2,025,341	1,649,130
PIONEER FUND VCT
Value at beginning of period	22.68	20.83	21.02	19.09	14.44	13.21	13.93	12.11	9.75	14.96

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	27.37	22.68	20.83	21.02	19.09	14.44	13.21	13.93	12.11	9.75
Number of accumulation units outstanding at end of period	12,608	9,724	12,969	17,558	22,096	21,955	24,333	22,360	21,183	26,988
PIONEER MID CAP VALUE VCT
Value at beginning of period	17.41	15.11	16.27	14.29	10.86	9.88	10.58	9.05	7.29	11.10
Value at end of period	19.49	17.41	15.11	16.27	14.29	10.86	9.88	10.58	9.05	7.29
Number of accumulation units outstanding at end of period	26,476	34,579	32,548	33,780	29,322	28,815	30,575	35,798	30,810	34,312
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	16.57	16.10	15.98	14.73	10.43	9.83	10.14	8.51	5.93	9.28
Value at end of period	21.36	16.57	16.10	15.98	14.73	10.43	9.83	10.14	8.51	5.93
Number of accumulation units outstanding at end of period	22,716	18,549	23,274	24,070	23,996	4,595	14,526	18,849	13,256	5,589
PRUDENTIAL SERIES EQUITY
Value at beginning of period	22.68	22.13	21.89	20.58	15.61	13.90	14.59	13.19	10.00
Value at end of period	28.17	22.68	22.13	21.89	20.58	15.61	13.90	14.59	13.19
Number of accumulation units outstanding at end of period	25,559	26,111	28,178	32,358	34,184	25,750	29,932	34,340	1,091
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	10.57	8.54	12.10	15.22	13.99	14.53	18.17	14.37	10.00
Value at end of period	10.42	10.57	8.54	12.10	15.22	13.99	14.53	18.17	14.37
Number of accumulation units outstanding at end of period	12,338	13,913	14,758	18,769	29,387	28,662	23,713	34,492	24,804
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	10.93	11.00	11.17	10.80	10.95	10.84	10.23	10.00
Value at end of period	11.05	10.93	11.00	11.17	10.80	10.95	10.84	10.23
Number of accumulation units outstanding at end of period	71,266	70,721	107,870	109,189	34,988	52,097	71,760	15,223
PUTNAM VT EQUITY INCOME
Value at beginning of period	20.15	17.88	18.60	16.65	12.68	10.72	10.61	10.00
Value at end of period	23.73	20.15	17.88	18.60	16.65	12.68	10.72	10.61
Number of accumulation units outstanding at end of period	78,773	109,409	139,115	141,441	120,469	43,221	27,390	53,228
PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	17.36	19.75	18.48	14.60	10.39	8.57	10.00
Value at end of period	19.84	17.36	19.75	18.48	14.60	10.39	8.57
Number of accumulation units outstanding at end of period	45,588	58,721	93,385	120,813	147,262	88,288	60,635
PUTNAM VT INVESTORS
Value at beginning of period	11.98	10.76	11.06	10.00
Value at end of period	14.63	11.98	10.76	11.06
Number of accumulation units outstanding at end of period	4,939	8,046	9,622	126
ROYCE CAPITAL FUND SMALL-CAP
Value at beginning of period	23.58	19.73	22.61	22.15	16.62	14.93	15.62	13.10	10.00

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	24.58	23.58	19.73	22.61	22.15	16.62	14.93	15.62	13.10
Number of accumulation units outstanding at end of period	50,684	53,077	58,880	73,450	70,761	67,700	73,660	56,868	21,128
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	10.40	10.49	10.57	10.66	10.75	10.84	10.93	11.02	11.10	10.97
Value at end of period	10.36	10.40	10.49	10.57	10.66	10.75	10.84	10.93	11.02	11.10
Number of accumulation units outstanding at end of period	1,044,989	1,021,345	1,250,021	1,253,390	1,305,400	1,517,456	1,980,689	2,061,906	2,043,718	3,249,305
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	22.22	20.56	20.93	20.02	16.34	14.52	14.80	13.13	10.68	15.69
Value at end of period	25.69	22.22	20.56	20.93	20.02	16.34	14.52	14.80	13.13	10.68
Number of accumulation units outstanding at end of period	178,024	177,512	217,387	252,709	240,799	277,261	307,101	321,325	299,022	323,868
SCHWAB S&P 500 INDEX
Value at beginning of period	26.09	23.56	23.49	20.89	15.95	13.90	13.76	12.10	9.67	15.38
Value at end of period	31.49	26.09	23.56	23.49	20.89	15.95	13.90	13.76	12.10	9.67
Number of accumulation units outstanding at end of period	1,092,034	1,168,997	1,187,791	1,154,534	1,083,349	893,491	935,759	944,880	1,226,943	1,128,397
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.46	14.07	12.62	10.00
Value at end of period	15.73	12.46	14.07	12.62
Number of accumulation units outstanding at end of period	24,600	38,842	141,042	70,235
TEMPLETON FOREIGN VIP
Value at beginning of period	11.88	11.18	12.06	13.68	11.22	9.57	10.80	10.00
Value at end of period	13.75	11.88	11.18	12.06	13.68	11.22	9.57	10.80
Number of accumulation units outstanding at end of period	89,119	80,463	90,340	118,846	103,615	75,440	69,735	20,294
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.71	9.52	10.03	10.00
Value at end of period	9.82	9.71	9.52	10.03
Number of accumulation units outstanding at end of period	101,128	61,925	68,287	41,419
THIRD AVENUE VALUE
Value at beginning of period	10.72	9.63	10.66	10.30	8.73	6.92	8.86	7.84	5.44	9.73
Value at end of period	12.07	10.72	9.63	10.66	10.30	8.73	6.92	8.86	7.84	5.44
Number of accumulation units outstanding at end of period	36,029	40,718	53,203	56,423	72,586	77,994	85,466	114,401	134,861	183,460
TOUCHSTONE VST FOCUSED FUND
Value at beginning of period	28.14	25.09	24.81	22.13	16.55	13.92	15.83	13.13	10.00
Value at end of period	31.70	28.14	25.09	24.81	22.13	16.55	13.92	15.83	13.13
Number of accumulation units outstanding at end of period	14,354	16,895	14,785	15,046	14,901	9,900	15,645	12,529	8
TVST TOUCHSTONE BOND
Value at beginning of period	12.58	12.59	12.86	12.47	12.62	11.95	11.25	10.58	10.00

INVESTMENT DIVISION (0.85)	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Value at end of period	12.94	12.58	12.59	12.86	12.47	12.62	11.95	11.25	10.58
Number of accumulation units outstanding at end of period	71,800	81,348	220,878	208,474	21,943	25,632	14,647	4,837	1,862
TVST TOUCHSTONE COMMON STOCK
Value at beginning of period	26.22	23.77	23.93	21.87	16.74	14.67	14.49	12.62	10.00
Value at end of period	31.59	26.22	23.77	23.93	21.87	16.74	14.67	14.49	12.62
Number of accumulation units outstanding at end of period	82,877	88,375	88,174	104,609	155,956	134,084	78,403	75,026	24,625
TVST TOUCHSTONE SMALL COMPANY
Value at beginning of period	28.79	24.15	24.69	23.34	17.47	15.81	15.48	12.62	10.00
Value at end of period	34.00	28.79	24.15	24.69	23.34	17.47	15.81	15.48	12.62
Number of accumulation units outstanding at end of period	24,472	35,608	26,534	22,774	23,965	7,814	5,402	5,559	1,128
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	11.90	8.37	12.72	15.90	14.54	14.22	17.22	13.50	10.00
Value at end of period	11.57	11.90	8.37	12.72	15.90	14.54	14.22	17.22	13.50
Number of accumulation units outstanding at end of period	54,367	67,201	61,855	79,977	94,118	103,309	88,406	98,924	44,271
VAN ECK VIP UNCONSTRAINED EMERGING MARKET BOND
Value at beginning of period	10.68	10.12	11.74	11.59	12.87	12.29	11.47	10.89	10.00
Value at end of period	11.88	10.68	10.12	11.74	11.59	12.87	12.29	11.47	10.89
Number of accumulation units outstanding at end of period	100,921	114,034	151,859	163,963	154,192	216,607	241,653	218,731	124,148
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	34.34	32.17	32.93	33.09	23.21	19.88	19.97	14.86	10.68	19.36
Value at end of period	43.97	34.34	32.17	32.93	33.09	23.21	19.88	19.97	14.86	10.68
Number of accumulation units outstanding at end of period	36,904	34,249	46,879	47,704	66,155	54,336	39,289	56,231	39,852	47,852
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	10.84	10.88	10.82	10.00
Value at end of period	14.47	10.84	10.88	10.82
Number of accumulation units outstanding at end of period	15,574	9,887	9,913	6,638
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	29.81	26.78	27.87	25.46	19.65	17.15	18.31	14.92	10.19	17.15
Value at end of period	35.59	29.81	26.78	27.87	25.46	19.65	17.15	18.31	14.92	10.19
Number of accumulation units outstanding at end of period	30,282	30,479	31,638	35,721	40,278	33,038	28,741	39,807	40,106	40,271

Appendix B
Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)	the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus
(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the net result of:
(i)	the net asset value per share of the Portfolio shares held in the Sub-Account determined as of the end of the immediately preceding valuation period; plus or minus
(ii)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period, and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.70% if you have selected Death Benefit Option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit Option 2 on Contracts issued on May 1, 2003 or thereafter.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the accumulation unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT
SCHWAB ONESOURCE ANNUITY®
Flexible Premium Deferred Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 468-8661 (Outside Colorado)
(800) 547-4957 (Colorado)
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2018, which is available without charge by contacting the Annuity Service Center, P.O. Box 173920, Denver, Colorado 80217-3920 or by calling (800) 838-0650.
The date of this Statement of Additional Information is
May 1, 2018
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company (the “Company”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
CALCULATION OF ANNUITY PAYMENTS
Variable Annuity Options
Great-West converts the accumulation units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payment Period.
The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.
POSTPONEMENT OF PAYMENTS
With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Annuity Service Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of
1

securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta St, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and Subsidiaries included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts ceased on September 30, 2014. The offering was previously made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of Great-West. GWFS is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission (“SEC”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Contract generally was issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for the last three fiscal years.
D.    Administrative Services
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of
2

U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The consolidated financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
3

Great-West Life & Annuity Insurance

Company (a wholly-owned subsidiary of

GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2017 and 2016 and

Related Statements of Income, Comprehensive Income (Loss),

Stockholder’s Equity and Cash Flows for Each of the Three Years in the

Period Ended December 31, 2017 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2018

We have served as the Company’s auditor since 1981.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2017, and 2016

(In Thousands, Except Share Amounts)

	December 31,
	2017	2016
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,762,962 and $21,672,727)	$23,593,139	$22,153,703
Fixed maturities, held-for-trading, at fair value (amortized cost of $20,512 and $519,495)	21,059	514,738
Mortgage loans on real estate (net of valuation allowances of $773 and $2,882)	4,005,187	3,558,826
Policy loans	4,104,094	4,019,648
Short-term investments (amortized cost of $350,266 and $303,988)	350,266	303,988
Limited partnership and other corporation interests	45,540	34,895
Other investments	17,997	15,052

Total investments	32,137,282	30,600,850
Other assets:
Cash and cash equivalents	17,211	18,321
Reinsurance recoverable	589,080	598,864
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	518,510	486,690
Investment income due and accrued	299,362	287,681
Due from parent and affiliates	114,133	81,995
Goodwill	137,683	137,683
Other intangible assets	17,085	20,087
Other assets	954,250	1,021,210
Assets of discontinued operations	16,095	17,652
Separate account assets	27,660,571	27,037,765

Total assets	$62,461,262	$60,308,798

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2017, and 2016

(In Thousands, Except Share Amounts)

	December 31,
	2017	2016
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$30,048,927	$28,872,899
Policy and contract claims	389,029	372,259
Policyholders’ funds	280,578	285,554
Provision for policyholders’ dividends	41,972	49,521
Undistributed earnings on participating business	14,636	15,573

Total policy benefit liabilities	30,775,142	29,595,806
General liabilities:
Due to parent and affiliates	553,901	537,990
Commercial paper	99,886	99,049
Deferred income tax liabilities, net	93,203	191,911
Other liabilities	812,875	816,304
Liabilities of discontinued operations	16,095	17,652
Separate account liabilities	27,660,571	27,037,765

Total liabilities	60,011,673	58,296,477

Commitments and contingencies (See Note 21)
Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,320,176 and 7,292,708 shares issued and outstanding	7,320	7,293
Additional paid-in capital	949,520	863,031
Accumulated other comprehensive income	440,957	235,875
Retained earnings	1,051,792	906,122

Total stockholder’s equity	2,449,589	2,012,321

Total liabilities and stockholder’s equity	$62,461,262	$60,308,798

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2017	2016	2015
Revenues:
Premium income	$439,731	$465,349	$445,550
Fee income	1,060,122	956,817	944,526
Other revenue	9,611	12,261	13,563
Net investment income	1,220,053	1,276,559	1,254,430
Realized investment gains (losses), net:
Total other-than-temporary (losses)	(4,152)	(4,963)	(1,044)
Other-than-temporary (losses) transferred to other comprehensive income	—	—	(78)
Other realized investment gains, net	50,555	97,845	84,832

Total realized investment gains, net	46,403	92,882	83,710

Total revenues	2,775,920	2,803,868	2,741,779

Benefits and expenses:
Life and other policy benefits	651,597	709,333	636,855
Decrease in future policy benefits	(84,251)	(124,576)	(41,636)
Interest paid or credited to contractholders	633,611	608,803	583,319
Provision for policyholders’ share of losses on participating business	(1,669)	(1,024)	(1,267)
Dividends to policyholders	41,846	48,487	57,356

Total benefits	1,241,134	1,241,023	1,234,627
General insurance expenses	1,197,613	1,181,227	1,078,996
Amortization of DAC and VOBA	19,728	31,309	100,589
Interest expense	30,943	33,705	38,588

Total benefits and expenses	2,489,418	2,487,264	2,452,800

Income before income taxes	286,502	316,604	288,979
Income tax (benefit) expense	(82,614)	85,512	98,524

Net income	$369,116	$231,092	$190,455

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Comprehensive Income (Loss)

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2017	2016	2015
Net income	$369,116	$231,092	$190,455

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	377,605	20,295	(643,880)
Unrealized holding (losses) gains, net, arising on cash flow hedges	(73,726)	44,776	31,061
Reclassification adjustment for (gains), net, realized in net income	(34,208)	(74,271)	(52,597)

Net unrealized gains (losses) related to investments	269,671	(9,200)	(665,416)

Future policy benefits, DAC and VOBA adjustments	(88,648)	10,983	65,245
Employee benefit plan adjustment	14,265	1,966	31,586

Other, net	(74,383)	12,949	96,831

Other comprehensive income (loss) before income taxes	195,288	3,749	(568,585)
Income tax expense (benefit) related to items of other comprehensive income	68,351	1,312	(199,005)

Other comprehensive income (loss) (1)	126,937	2,437	(369,580)

Total comprehensive income (loss)	$496,053	$233,529	$(179,125)

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $(1,362), $(6,520), and $(6,596) for the years ended December 31, 2017, 2016, and 2015, respectively.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2015	$7,032	$777,664	$603,018	$749,799	$2,137,513
Net income	—	—	—	190,455	190,455
Other comprehensive loss, net of income taxes	—	—	(369,580)	—	(369,580)
Dividends	—	—	—	(139,533)	(139,533)
Common stock issuance	201	60,602	—	—	60,803
Share-based compensation	—	1,655	—	—	1,655
Income tax benefit on share-based compensation	—	953	—	—	953

Balances, December 31, 2015	7,233	840,874	233,438	800,721	1,882,266
Net income	—	—	—	231,092	231,092
Other comprehensive income, net of income taxes	—	—	2,437	—	2,437
Dividends	—	—	—	(125,691)	(125,691)
Common stock issuance	60	19,690	—	—	19,750
Share-based compensation	—	2,190	—	—	2,190
Income tax benefit on share-based compensation	—	277	—	—	277

Balances, December 31, 2016	7,293	863,031	235,875	906,122	2,012,321
Net income	—	—	—	369,116	369,116
Other comprehensive income, net of income taxes	—	—	126,937	—	126,937
Impact of rate changes on deferred income taxes	—	—	78,145	(78,145)	—
Dividends	—	—	—	(145,301)	(145,301)
Capital contribution (1)	—	76,429	—	—	76,429
Common stock issuance	27	8,488	—	—	8,515
Share-based compensation	—	1,572	—	—	1,572

Balances, December 31, 2017	$7,320	$949,520	$440,957	$1,051,792	$2,449,589

(1) In May 2017, the Company received a capital contribution from its parent, GWL&A Financial, in the amount of $76,429. No additional shares of the Company were issued in relation to this contribution.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income	$369,116	$231,092	$190,455
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,669)	(1,024)	(1,267)
(Accretion of discounts) amortization of premiums on investments, net	(3,943)	2,209	(12,213)
Net realized gains on investments	(47,035)	(75,472)	(73,331)
Net proceeds (purchases) of trading securities	491,154	107,770	(277,510)
Interest credited to contractholders	631,051	606,790	577,548
Depreciation and amortization	69,781	74,987	139,735
Deferral of acquisition costs	(107,353)	(93,621)	(64,709)
Deferred income taxes	(167,059)	53,481	21,682
Contingent consideration	—	(209)	(17,600)
Amortization of low-income housing partnerships	517	372	4,563
Other, net	(5,052)	(1,366)	(3,072)
Changes in assets and liabilities:
Policy benefit liabilities	(320,518)	(231,952)	(273,507)
Reinsurance recoverable	11,341	10,340	8,738
Investment income due and accrued	(11,764)	(4,392)	(4,385)
Other, net	32,406	(23,188)	10,213

Net cash provided by operating activities	940,973	655,817	225,340

Cash flows from investing activities:
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	5,366,470	6,229,209	5,470,124
Mortgage loans on real estate	426,421	389,663	594,497
Limited partnership interests, other corporation interests, and other investments	20,916	10,742	6,833
Purchases of investments:
Fixed maturities, available-for-sale	(6,442,306)	(7,840,166)	(6,468,699)
Mortgage loans on real estate	(854,459)	(694,127)	(448,924)
Limited partnership interests, other corporation interests, and other investments	(22,255)	(5,766)	(1,527)
Net change in short-term investments	(53,097)	(39,677)	(2,238)
Policy loans, net	(10,553)	5,527	98,143
Purchases of furniture, equipment, and software	(40,997)	(44,644)	(78,778)

Net cash used in investing activities	(1,609,860)	(1,989,239)	(830,569)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2017, 2016, and 2015

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2017	2016	2015
Cash flows from financing activities:
Contract deposits	$3,000,182	$3,546,320	$2,527,039
Contract withdrawals	(2,240,275)	(2,098,286)	(1,782,571)
Change in due to/from parent and affiliates	(16,227)	(21,719)	(22,359)
Dividends paid	(145,301)	(125,691)	(139,533)
Capital contribution	76,429	—	—
Proceeds from issuance of common stock	8,515	19,750	60,803
Payments for and interest paid on financing element derivatives, net	(3,233)	(6,744)	(9,383)
Payment of contingent consideration	—	(14,400)	—
Net commercial paper borrowings	837	5,678	(5,218)
Change in book overdrafts	(12,332)	12,713	(1,651)
Employee taxes paid for withheld shares	(818)	(517)	(1,264)
Income tax benefit of stock option exercises	—	277	953

Net cash provided by financing activities	667,777	1,317,381	626,816

Net (decrease) increase in cash and cash equivalents	(1,110)	(16,041)	21,587
Cash and cash equivalents, beginning of year	18,321	34,362	12,775

Cash and cash equivalents, end of year	$17,211	$18,321	$34,362

Supplemental disclosures of cash flow information:
Net cash paid during the year for:
Income taxes	$(22,668)	$(1,543)	$(4,093)
Interest	(26,630)	(31,254)	(37,288)
Non-cash investing and financing transactions during the years:
Share-based compensation expense	$(1,572)	$(2,190)	$(1,655)
Fair value of assets acquired in settlement of fixed maturity investments	9,659	—	—

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC and VOBA, valuation of policy benefit liabilities, valuation of employee benefits plan obligation, the valuation of deferred tax assets or liabilities, net, and valuation of contingent consideration. Actual results could differ from those estimates.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.	The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. Also included in AOCI is net unrealized gain or loss resulting from foreign currency translations of fixed maturity investments denominated in foreign currencies.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses are included in net realized investment gains (losses), declines in value determined to be other-than-temporary are included in total other-than-temporary losses, and realized gains and losses from foreign currency translations are recorded in net investment income.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis and its private

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

placement investments on a funding date basis.

2.	Mortgage loans on real estate consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees, provision allowances, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations, and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•	Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience, and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.	Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). The Company would be determined to be a primary beneficiary, and thus consolidate the VIE when the Company has both (a) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company would also consolidate a VIE when it has, directly or indirectly, more than 50% of the outstanding voting shares (or more than 50% of the kick-out rights through voting interests for investments in limited partnerships). When the Company becomes involved with an entity and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

when the nature of the Company’s involvement with the entity changes, in order to determine if the Company must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity;
•	The entity’s participants’ ability to direct the activities, receive its benefits, and absorb its losses; and
•	If the Company has more than 50% of the outstanding voting rights or can unilaterally exercise substantive kick-out rights.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.	Short-term investments include securities purchased with investment intent and with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost. They also include highly liquid money market securities that are traded in an active market and are carried at fair value.

6.	The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within fixed maturities and short-term investments in the accompanying consolidated balance sheets. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is recognized within collateral under securities lending agreements in the accompanying consolidated balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

7.	The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry, or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics, and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures, Eurodollar futures, futures on equity indices, interest rate swap futures, and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the consolidated balance sheets the fair value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Realized foreign currency transactional gains and losses, regardless of hedge accounting treatment, are recorded in net investment income. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies, or equity markets may cause the Company to experience volatility in net income.

The Company uses forward settling to be announced (“TBA”) securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions are utilized to enhance the return of the Company’s investment portfolio and are accounted for as derivative instruments not qualifying for hedge accounting. The Company purchases agency mortgage-backed TBAs yet does not always take physical delivery of a security but rather may roll the security into the next month. The Company generally takes physical delivery of a security before year end. Changes in fair value on open TBA transactions are recorded in net investment income while realized investment gains or losses are recorded once the Company cash settles or accepts physical delivery of a security.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities, and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•	Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•	Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•	Asset-backed, residential mortgage-backed, commercial mortgage-backed securities, and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.
•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost due to their short term nature and high credit quality of the issuers.
•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows, and news sources.
•	Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.
•	GLWB - internal models utilizing long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

The fair value of certain investments in the separate accounts, limited partnerships, and common collective trusts are estimated using net asset value per unit as a practical expedient and are excluded from the fair value hierarchy tables in Notes 8 and 17. These net asset values are based on the fair value of the underlying investments less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Cash and cash equivalents

Cash and cash equivalents include amounts in demand deposit accounts as well as highly liquid investments that are readily convertible into cash and are not subject to significant risks from fluctuations in interest rates. In evaluating for classification as cash equivalents, the Company requires that individual securities have original maturities of 90 days or less.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts, in the amounts of $518 and $12,850, are included in other liabilities at December 31, 2017 and 2016, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated useful life up to five years. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $103,487 and $98,074, are included in other assets at December 31, 2017 and 2016, respectively. The Company capitalized $34,164, $30,420, and $47,895 of internal use software development costs during the years ended December 31, 2017, 2016, and 2015, respectively.

DAC and VOBA

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives, and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits on an annual basis. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and non-competition intangible asset in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company. Other identified intangible assets with finite lives are amortized straight-line over their estimated useful lives, which initially ranged from two to 18 years (weighted average 15 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam Investments, LLC (“Putnam”) sponsored mutual funds (“Putnam Funds”), open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $17,293,006 and $16,530,160 at December 31, 2017 and 2016, respectively, are computed on the basis of assumed investment yield, mortality, morbidity, and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $12,704,401 and $12,291,378 at December 31, 2017 and 2016, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality, and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Minimum guarantees

The Company calculates additional liabilities for certain variable annuity guaranteed death benefits. The additional reserve for such products recognizes the portion of contract assessments received to compensate the Company for death benefits. Reserves for annuity guaranteed minimum death benefits (“GMDB”) are determined by estimating the present value of expected benefits in excess of the projected account balance. Expected experience is based on a range of inputs and scenarios. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

The Company also offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company also assumes risk by participating in yearly renewable term and coinsurance agreements.

For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits, and policy and contract claims ceded to (assumed from) other insurance companies, are carried as a reinsurance recoverable (payable) in the accompanying consolidated balance sheets. Premiums, fee income, and policyholder benefits are reported net of reinsurance ceded (assumed) in the accompanying consolidated statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,946,953 and $6,844,640 at December 31, 2017 and 2016, respectively. Participating business comprised approximately 10% and 10% of the Company’s individual life insurance in-force at December 31, 2017 and 2016, respectively, and 19%, 18%, and 20% of individual life insurance premium income for the years ended December 31, 2017, 2016, and 2015, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

2.  Acquisition

Putnam Retirement Business

On January 1, 2015, the Company acquired the retirement business of Putnam, an affiliate of the Company. The transaction was accounted for as a combination between entities under common control. As such, the assets and liabilities acquired from Putnam were recorded at historical cost as of January 1, 2015. In exchange for cash paid in the amount of $4,114, the Company acquired $11,501 of other assets, assumed $7,717 of other liabilities, and recognized a dividend of $330.

3.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation: Improvements to Employee Share-Based Payment Accounting. The new guidance is effective for the fiscal years beginning after December 15, 2016, including interim periods, a retrospective or a prospective transition approach depending upon the type of change. The new guidance changed several aspects of the accounting for share-based payment award transactions, including: (i) income tax consequences when awards vest or are settled; (ii) classification of awards as either equity or liabilities due to statutory tax withholding requirements; and (iii) classification on the statement of cash flows. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income. The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods. Early adoption is permitted for reporting periods for which financial statements have not yet been issued. The new guidance gives companies the option to reclassify from accumulated OCI to retained earnings stranded tax effects resulting from the new federal corporate income tax rate. The Company elected to early adopt this standard and to reclassified stranded tax effects of $78,145 in accumulated OCI to retained earnings on enactment date.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of financial services insurance, leases, financial instruments and guarantees. The core principle of the model requires that an entity recognizes revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts.

The Company’s implementation efforts were primarily focused on customer contracts with fee income earned from assets under management, assets under administration, shareholder servicing, administration and recordkeeping services, and investment advisory services as well as the evaluation of certain incremental costs to obtain a customer contract. The Company anticipates that the adoption of this update will not impact current revenue recognition policies; however, it will impact the accounting for certain contract costs and contract fulfillment costs, which are currently expensed as incurred. Under the new standard, these costs will be deferred and recognized as expenses over the expected customer life. This change will not have a material impact to the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, eliminating certain disclosure requirements related to financial instruments measured at amortized cost and adding disclosures related to the measurement categories of financial assets and financial liabilities, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected the fair value option for financial instruments, and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

clarifying that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The Company anticipates the primary impact to be the requirement for equity investments such as limited partnership interests, that are currently accounted for under the cost method, to be measured at fair value with changes in the fair value recognized in net income. The adoption of this standard will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, effective for annual reporting periods beginning on or after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted as of the beginning of an interim or annual period. This update requires organizations to recognize lease assets and lease liabilities on the balance sheet with lease terms of more than 12 months and also disclose certain qualitative and quantitative information about leasing arrangements. The Company’s implementation efforts are primarily focused on the review of its existing lease contracts and performing a completeness assessment over the lease population. The Company continues to evaluate the impact of this update on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments: Credit Losses: Measurement of Credit Losses on Financial Instruments, effective for fiscal years and interim periods within those beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. This update amends guidance on the impairment of financial instruments by adding an impairment model that is based on expected losses rather than incurred losses and is intended to result in more timely recognition of losses. The standard also simplifies the accounting by decreasing the number of credit impairment models that an entity can use to account for debt instruments. The Company continues to evaluate the impact of this update on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force), effective for fiscal years and interim periods within those beginning after December 15, 2017. Early adoption is permitted. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company continues to evaluate the impact of this update on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the Emerging Issues Task Force), effective for fiscal years and interim periods within those beginning after December 15, 2017. Early adoption is permitted. This update requires organizations to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The adoption of this standard will not have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other, effective for annual or any interim goodwill impairment tests after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The update eliminates Step 2 from the goodwill impairment test and will require management to perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Any amount by which the carrying amount exceeds the reporting unit’s fair value (not to exceed the goodwill allocated to that reporting unit) is recognized as an impairment charge. The adoption of this standard will not have a material impact on the consolidated financial statements.

In March 2017, the FASB issued ASU 2017-07, Compensation-Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, effective for annual reporting periods beginning on or after December 15, 2017, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual period. This update requires organizations to disaggregate the service cost component from the other components of net benefit costs in the income statement and present it with other current compensation costs for the related employees while providing guidance for capitalization eligibility for service costs. The adoption of this standard will not have a material impact on the consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

4.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2017	2016
Reinsurance recoverable	$515,417	$522,950

Future policy benefits	1,513,311	1,608,884

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2017	2016	2015
Premium income, net of related party premiums ceded of $20,033, $17,774, and $15,731	$61,368	$66,928	$68,722

Life and other policy benefits, net of reinsurance recoveries of $10,313, $8,862, and $6,494	179,748	189,125	193,215

Decrease in future policy benefits	(70,654)	(88,639)	(52,842)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services.    The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2017	2016	2015
Receives corporate support services	The Canada Life Assurance Company (“CLAC”)(1), Great-West Life (1), Great West Global (3), and Putnam (2)	$22,400	$18,763	$12,609	General insurance expense

Provides shareholder services	Putnam (2)	16,598	15,852	5,531	Fee income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Putnam (2)	9,611	12,261	13,563	Other revenue

Provides advisory, trustee, recordkeeping and administrative services	Great-West Funds and Collective Income Trusts (4)	150,441	140,455	138,936	Fee income

(1) An indirect wholly-owned subsidiary of Lifeco

(2) A wholly-owned subsidiary of Lifeco U.S.

(3) An indirect wholly-owned subsidiary of Lifeco U.S.

(4) Great-West Capital Management, LLC, a subsidiary of the Company, serves as a Registered Investment Advisor to Great-West Funds, an open-end management investment company, which is an affiliate of GWL&A and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. The Company provides Great-West Funds, Inc. recordkeeping and administrative services to shareholders and account owners.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2017	2016
GWL&A Financial	On account	On demand	$52,646	$45,190
Lifeco U.S.	On account	On demand	41,966	34,992
CLAC	On account	On demand	19,503	—
Other related party receivables	On account	On demand	18	1,813

Total			$114,133	$81,995

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2017	2016
GWL&A Financial (1)	Surplus note	November 2034	$194,532	$194,502
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial (3)	Surplus note	December 2027	12,000	—
GWL&A Financial	Note interest	May 2018	3,409	3,190
Other related party payables	On account	On demand	10,560	6,898

Total			$553,901	$537,990

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,532 and $194,502 at December 31, 2017, and 2016, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November. The note matures on November 15, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note became redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

(3) A note payable to GWL&A Financial was issued as a surplus note on December 29, 2017, with a face amount and carrying amount of $12,000. The surplus note bears an interest rate of 3.5% per annum. The note matures on December 29, 2027.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $25,773, $29,185 and $37,059 for the years ended December 31, 2017, 2016, and 2015, respectively. Included in other liabilities on the consolidated balance sheets is $3,409 and $3,190 of interest payable attributable to these related party debt obligations for the years ended December 31, 2017, and 2016, respectively.

GWL&A Financial has a letter of credit for the benefit of GWSC for capital support in the amount of $70 million and which renews annually until the Company terminates it under the provisions specified in the agreement. Additionally, GWL&A Financial terminated a letter of credit on December 21, 2017 in the amount of $1,141 million which was for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities. This letter of credit was replaced with an excess of loss reinsurance agreement with a third party reinsurer. At December 31, 2017 and 2016, there were no outstanding amounts related to the letters of credit.

Included within reinsurance recoverable in the consolidated balance sheets are $503,258 and $511,575 of funds withheld assets as of December 31, 2017, and 2016, respectively. This reinsurance agreement is related to term life insurance policies assumed by GWSC from CLAC. CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

4.55% per annum. The interest income, in the amount of $21,813, $22,045, and $22,165, is included in net investment income for the years ended December 31, 2017, 2016, and 2015, respectively.

The Company’s separate accounts invest in shares of Great-West Funds and Putnam Funds, which are related parties of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2017, 2016, and 2015, these purchases totaled $292,774, $183,365, and $146,547, respectively. As these general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $335,311 and $302,898 at December 31, 2017, and 2016, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.
5. Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2017
	Amortized	Gross unrealized	Gross unrealized	Estimated fair value	OTTI (gain) loss
Fixed maturities:	cost	gains	losses	and carrying value	included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$1,837,748	$41,777	$7,883	$1,871,642	$—
Obligations of U.S. states and their subdivisions	1,872,120	220,507	1,655	2,090,972	—
Corporate debt securities (2)	15,234,473	581,991	110,377	15,706,087	(1,018)
Asset-backed securities	1,622,806	105,301	10,131	1,717,976	(56,735)
Residential mortgage-backed securities	63,187	2,446	649	64,984	(140)
Commercial mortgage-backed securities	1,352,906	17,692	12,989	1,357,609	—
Collateralized debt obligations	779,722	4,227	80	783,869	—

Total fixed maturities	$22,762,962	$973,941	$143,764	$23,593,139	$(57,893)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $89,267 and estimated fair value of $87,348.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
	Amortized	Gross unrealized	Gross unrealized	Estimated fair value	OTTI (gain) loss
Fixed maturities:	cost	gains	losses	and carrying value	included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,022,279	$47,791	$34,958	$3,035,112	$—
Obligations of U.S. states and their subdivisions	1,890,568	214,411	6,317	2,098,662	—
Corporate debt securities (2)	13,811,597	477,316	309,164	13,979,749	(1,488)
Asset-backed securities	1,226,493	104,274	18,388	1,312,379	(72,464)
Residential mortgage-backed securities	138,292	3,867	1,167	140,992	23
Commercial mortgage-backed securities	1,222,257	23,207	20,182	1,225,282	—
Collateralized debt obligations	361,241	339	53	361,527	—

Total fixed maturities	$21,672,727	$871,205	$390,229	$22,153,703	$(73,929)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $135,187 and estimated fair value of $113,239.

See Note 8 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2017
	Amortized cost	Estimated fair value
Maturing in one year or less	$721,952	$735,235
Maturing after one year through five years	3,775,332	3,895,328
Maturing after five years through ten years	7,894,918	8,085,972
Maturing after ten years	5,064,983	5,455,996
Mortgage-backed and asset-backed securities	5,305,777	5,420,608

Total fixed maturities	$22,762,962	$23,593,139

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by the U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2017	2016	2015
Proceeds from sales	$3,933,887	$4,541,303	$4,187,547
Gross realized gains from sales	64,885	84,305	47,965
Gross realized losses from sales	30,991	16,858	6,476

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Mortgage loans on real estate - The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2017, and 2016, respectively.

	December 31, 2017	December 31, 2016
Performing	$4,005,960	$3,560,243
Non-performing	—	1,465

Total	$4,005,960	$3,561,708

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2017	2016	2015
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,882	$2,890	$2,890
Provision increases	157	536	—
Charge-off	(663)	—	—
Recovery	(30)	—	—
Provision decreases	(1,573)	(544)	—

Ending balance	$773	$2,882	$2,890

Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$536	$—
Collectively evaluated for impairment	773	2,346	2,890

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$4,005,960	$3,561,708	$3,250,594
Individually evaluated for impairment	2,942	1,465	14,031
Collectively evaluated for impairment	4,003,018	3,560,243	3,236,563

Limited partnership and other corporation interests - At December 31, 2017, and 2016, the Company had $45,540 and $34,895, respectively, invested in limited partnership and other corporation interests. Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds that primarily make private equity investments across diverse industries and geographical focuses. The Company has determined its interest in each limited partnership to be considered a VIE. Consolidation is not required as the Company is not deemed to be the primary beneficiary of the VIEs.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $45,540 and $32,444 at December 31, 2017 and 2016, respectively.

Securities lending - The Company had no securities on loan under the program, and therefore no cash or securities held as collateral, at December 31, 2017, and 2016.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2017
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$755,861	$4,159	$230,447	$3,724	$986,308	$7,883
Obligations of U.S. states and their subdivisions	24,908	180	37,012	1,475	61,920	1,655
Corporate debt securities	2,229,585	19,568	2,036,323	90,809	4,265,908	110,377
Asset-backed securities	544,778	3,011	245,341	7,120	790,119	10,131
Residential mortgage-backed securities	4,405	23	11,416	626	15,821	649
Commercial mortgage-backed securities	342,820	2,451	295,164	10,538	637,984	12,989
Collateralized debt obligations	7,277	80	—	—	7,277	80

Total fixed maturities	$3,909,634	$29,472	$2,855,703	$114,292	$6,765,337	$143,764

Total number of securities in an unrealized loss position		368		293		661

	December 31, 2016
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$2,006,588	$34,752	$10,526	$206	$2,017,114	$34,958
Obligations of U.S. states and their subdivisions	216,154	5,922	10,498	395	226,652	6,317
Corporate debt securities	4,119,630	170,453	860,153	138,711	4,979,783	309,164
Asset-backed securities	316,065	6,971	230,331	11,417	546,396	18,388
Residential mortgage-backed securities	16,962	102	14,297	1,065	31,259	1,167
Commercial mortgage-backed securities	592,508	17,535	26,068	2,647	618,576	20,182
Collateralized debt obligations	160,612	53	—	—	160,612	53

Total fixed maturities	$7,428,519	$235,788	$1,151,873	$154,441	$8,580,392	$390,229

Total number of securities in an unrealized loss position		610		128		738

Fixed maturity investments - Total unrealized losses and OTTI decreased by $246,465, or 63%, from December 31, 2016, to December 31, 2017. The majority, or $206,316, of the decrease was in the less than twelve months category. The overall decrease in unrealized losses was across several asset classes and reflects lower interest rates at December 31, 2017, compared to December 31, 2016, resulting in generally higher valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months decreased by $40,149 from December 31, 2016, to December 31, 2017. Corporate debt securities account for 80%, or $90,809, of the unrealized losses and OTTI greater than twelve months at December 31, 2017. Non-investment grade corporate debt securities account for $6,244 of the unrealized losses and OTTI greater than twelve months. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Asset-backed and commercial mortgage-backed securities account for 15% of the unrealized losses and OTTI greater than twelve months at December 31, 2017. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$83,665	$102,343	$119,532
Initial impairments - credit loss on securities not previously impaired	—	—	759
Reductions:
Due to sales, maturities, or payoffs during the period	—	(1,785)	(559)
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(21,434)	(16,893)	(17,389)

Ending balance	$62,231	$83,665	$102,343

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2017	2016	2015
Investment income:
Fixed maturity and short-term investments	$890,593	$819,047	$796,133
Mortgage loans on real estate	163,361	142,478	150,284
Policy loans	199,383	199,737	206,081
Limited partnership and other corporation interests	1,812	1,759	10,462
Net interest on funds withheld balances under reinsurance agreements, related party	21,813	22,045	22,165
Derivative instruments (1)	(48,684)	100,007	78,655
Other	11,176	10,468	9,228

	1,239,454	1,295,541	1,273,008
Investment expenses	(19,401)	(18,982)	(18,578)

Net investment income	$1,220,053	$1,276,559	$1,254,430

(1) Includes gains (losses) on the hedged asset for fair value hedges.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2017	2016	2015
Realized investment gains (losses):
Fixed maturity and short-term investments	$13,443	$87,108	$46,027
Derivative instruments	8,969	(5,318)	5,840
Mortgage loans on real estate	13,583	10,972	31,841
Limited partnership and other corporation interests	10,383	—	—
Other	25	120	2

Realized investment gains (losses)	$46,403	$92,882	$83,710

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

6. Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements or Master Securities Forward Transaction Agreements (“MSFTA”) with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The MSFTA contain provisions which do not stipulate a threshold for default and only apply to debt obligations between the Company and the specific counterparty. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $93,761 and $38,324 as of December 31, 2017, and 2016, respectively. The Company had pledged collateral related to these derivatives of $42,750 and zero as of December 31, 2017, and 2016, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2017, the fair value of assets that could be required to settle the derivatives in a net liability position was $51,011.

At December 31, 2017, and 2016, the Company had pledged $52,330 and zero of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $5,490 and $103,214 of unrestricted cash collateral to the Company to satisfy collateral netting agreements, respectively.

At December 31, 2017, the Company estimated $15,415 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months. Gains and losses included in AOCI are reclassified into net income when the hedged item affects earnings.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt security investments and debt obligations from a floating rate to a fixed rate. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments and are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures, and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through the Chicago Mercantile Exchange (“CME”) while others are bilateral contracts between the Company and a counterparty.

In 2017, the CME amended its rulebook to classify variation margin transfers as settlement payments instead of collateral. The Company adjusts the fair value by the variation margin payments on derivatives cleared through the CME.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in guaranteed lifetime withdrawal benefit liabilities; however, hedge accounting is not elected.

Other forward contracts

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools. As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected. The Company had no open TBA contracts at either December 31, 2017, or 2016.

The following tables summarize the notional amount and fair value of derivative financial instruments, excluding embedded derivatives:

	December 31, 2017
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$388,800	$7,476	$7,476	$—
Cross-currency swaps	800,060	(31,358)	19,958	51,316

Total cash flow hedges	1,188,860	(23,882)	27,434	51,316

Total derivatives designated as hedges	1,188,860	(23,882)	27,434	51,316

Derivatives not designated as hedges:
Interest rate swaps	519,100	1,902	3,530	1,628
Futures on equity indices	22,074	—	—	—
Interest rate futures	60,700	—	—	—
Interest rate swaptions	164,522	75	75	—
Cross-currency swaps	612,733	(21,279)	20,320	41,599

Total derivatives not designated as hedges	1,379,129	(19,302)	23,925	43,227

Total derivative financial instruments	$2,567,989	$(43,184)	$51,359	$94,543

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2016
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$419,800	$33,390	$33,390	$—
Cross-currency swaps	614,208	45,347	53,641	8,294

Total cash flow hedges	1,034,008	78,737	87,031	8,294

Total derivatives designated as hedges	1,034,008	78,737	87,031	8,294

Derivatives not designated as hedges:
Interest rate swaps	468,100	(4,358)	8,982	13,340
Futures on equity indices	34,422	—	—	—
Interest rate futures	81,500	—	—	—
Interest rate swaptions	165,534	354	354	—
Cross-currency swaps	612,733	33,371	50,018	16,647

Total derivatives not designated as hedges	1,362,289	29,367	59,354	29,987

Total derivative financial instruments	$2,396,297	$108,104	$146,385	$38,281

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. The average notional outstanding during the year ended December 31, 2017, was $905,977, $1,323,398, $108,438, $162,896, and $2,231,196 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively. The average notional outstanding during the year ended December 31, 2016, was $784,900, $1,141,967, $145,658, $156,632, and $2,230,167 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively.

The following tables present the effect of derivative instruments in the consolidated statements of income and comprehensive income reported by cash flow hedges and derivatives not designated as hedges, excluding embedded derivatives:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
Cash flow hedges:
Interest rate swaps	$486	$810	$2,228	$5,920	$5,437	$6,779	(A)
Interest rate swaps	—	—	—	59	—	3,634	(B)
Interest rate swaps	(5,590)	21,228	—	(2,954)	(2,657)	—	(C)
Cross-currency swaps	(68,622)	22,738	28,833	1,473	8,469	2,101	(A)
Interest rate futures	—	—	—	—	—	(134)	(A)

Total cash flow hedges	$(73,726)	$44,776	$31,061	$4,498	$11,249	$12,380

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

(C) Interest expense.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Gain (loss) on derivatives recognized in net income
	Year Ended December 31,
	2017		2016		2015
Derivatives not designated as hedging instruments:
Futures on equity indices	$(559)	(A)	$817	(A)	$(284)	(A)
Futures on equity indices	(5,829)	(B)	(7,930)	(B)	(527)	(B)
Interest rate swaps	3,280	(A)	(4,541)	(A)	(1,094)	(A)
Interest rate futures	75	(A)	(57)	(A)	(65)	(A)
Interest rate futures	(307)	(B)	(164)	(B)	1	(B)
Interest rate swaptions	(83)	(A)	302	(A)	2,868	(A)
Interest rate swaptions	(280)	(B)	(313)	(B)	(3,115)	(B)
Currency forwards	—	(A)	111	(A)	—	(A)
Other forward contracts	15,326	(B)	4,690	(B)	5,074	(B)
Cross-currency swaps	(56,018)	(A)	85,746	(A)	69,819	(A)
Cross-currency swaps	—	(B)	(1,601)	(B)	—	(B)

Total derivatives not designated as hedging instruments	$(44,395)		$77,060		$72,677

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

Embedded derivative - GLWB

The Company offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

The estimated fair value of the GLWB was $11,095 and $5,712 at December 31, 2017, and 2016, respectively. The changes in fair value of the GLWB were $5,383 and $(5,545) for the years ended December 31, 2017, and 2016, respectively.

7.  Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions and short-term reverse repurchase agreements with several approved counterparties. The Company’s derivative transactions are generally governed by MSFTA or ISDA Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties. The Company’s MSFTA and ISDA Master Agreements generally include provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held. Short-term reverse repurchase agreements also include collateral provisions with the counterparty. The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2017
		Gross fair value not offset in balance sheets
Financial instruments (assets):	Gross fair value of recognized assets(1)	Financial instruments	Cash collateral	Net fair value
Derivative instruments (2)	$52,738	$(47,827)	$(4,911)	$—
Short-term reverse repurchase agreements (3)	23,200	(23,200)	—	—

Total financial instruments (assets)	75,938	(71,027)	(4,911)	—

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2017
		Gross fair value not offset in balance sheets
Financial instruments (liabilities):	Gross fair value of recognized liabilities (1)	Financial instruments	Cash collateral	Net fair value
Derivative instruments (4)	93,761	(47,827)	(42,750)	3,184

(1) The gross fair value of derivative instruments and short-term reverse repurchase agreement is not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of short-term reverse repurchase agreement assets is reported in short-term investments in the consolidated balance sheets. The collateral is held by an independent third-party custodian under a tri-party agreement.

(4) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

	December 31, 2016
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$119,862	$(26,254)	$92,756	$852
Derivative instruments (liabilities) (3)	26,254	(26,254)	—	—

(1) The gross fair value of derivative instruments and short-term reverse repurchase agreement is not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

8. Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2017
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$1,871,642	$—	$1,871,642
Obligations of U.S. states and their subdivisions	—	2,090,972	—	2,090,972
Corporate debt securities	—	15,696,349	9,738	15,706,087
Asset-backed securities	—	1,717,976	—	1,717,976
Residential mortgage-backed securities	—	64,984	—	64,984
Commercial mortgage-backed securities	—	1,357,609	—	1,357,609
Collateralized debt obligations	—	783,869	—	783,869

Total fixed maturities available-for-sale	—	23,583,401	9,738	23,593,139

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	16,836	—	16,836
Corporate debt securities	—	3,156	—	3,156
Commercial mortgage-backed securities	—	1,067	—	1,067

Total fixed maturities held-for-trading	—	21,059	—	21,059

Short-term investments	288,302	61,964	—	350,266
Collateral under derivative counterparty collateral agreements	57,820	—	—	57,820
Derivative instruments designated as hedges:
Interest rate swaps	—	7,476	—	7,476
Cross-currency swaps	—	19,958	—	19,958
Derivative instruments not designated as hedges:
Interest rate swaps	—	3,530	—	3,530
Interest rate swaptions	—	75	—	75
Cross-currency swaps	—	20,320	—	20,320

Total derivative instruments	—	51,359	—	51,359
Separate account assets (1)	16,523,630	10,736,532	—	27,660,571

Total assets	$16,869,752	$34,454,315	$9,738	$51,734,214

Liabilities
Collateral under derivative counterparty collateral agreements	5,490	—	—	5,490
Derivative instruments designated as hedges:
Cross-currency swaps	—	51,316	—	51,316
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,628	—	1,628
Cross-currency swaps	—	41,599	—	41,599

Total derivative instruments	—	94,543	—	94,543

Embedded derivatives - GLWB	—	—	11,095	11,095
Separate account liabilities (2)	8	409,266	—	409,274

Total liabilities	$5,498	$503,809	$11,095	$520,402

(1) Included in the total fair value amount are $400 million of investments as of December 31, 2017 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,035,112	$—	$3,035,112
Obligations of U.S. states and their subdivisions	—	2,098,662	—	2,098,662
Corporate debt securities	—	13,968,110	11,639	13,979,749
Asset-backed securities	—	1,312,379	—	1,312,379
Residential mortgage-backed securities	—	140,992	—	140,992
Commercial mortgage-backed securities	—	1,225,282	—	1,225,282
Collateralized debt obligations	—	361,527	—	361,527

Total fixed maturities available-for-sale	—	22,142,064	11,639	22,153,703

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	458,067	—	458,067
Corporate debt securities	—	55,591	—	55,591
Commercial mortgage-backed securities	—	1,080	—	1,080

Total fixed maturities held-for-trading	—	514,738	—	514,738

Short-term investments	267,851	36,137	—	303,988
Collateral under derivative counterparty collateral agreements	103,214	—	—	103,214
Derivative instruments designated as hedges:
Interest rate swaps	—	33,390	—	33,390
Cross-currency swaps	—	53,641	—	53,641
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,982	—	8,982
Interest rate swaptions	—	354	—	354
Cross-currency swaps	—	50,018	—	50,018

Total derivative instruments	—	146,385	—	146,385

Separate account assets (1)	15,407,992	11,199,924	—	27,037,765

Total assets	$15,779,057	$34,039,248	$11,639	$50,259,793

Liabilities
Collateral under derivative counterparty collateral agreements	103,214	—	—	103,214
Derivative instruments designated as hedges:
Cross-currency swaps	—	8,294	—	8,294
Derivative instruments not designated as hedges:
Interest rate swaps	—	13,340	—	13,340
Cross-currency swaps	—	16,647	—	16,647

Total derivative instruments	—	38,281	—	38,281

Embedded derivatives - GLWB	—	—	5,712	5,712
Separate account liabilities (2)	55	336,468	—	336,523

Total liabilities	$103,269	$374,749	$5,712	$483,730

(1) Included in the total fair value amount are $430 million of investments as of December 31, 2016 for which the fair value is estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

(2) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments

The amortized cost of short-term investments is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps, and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Embedded derivatives - GLWB

Significant unobservable inputs are used in the fair value measurements of GLWB include long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity, and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2017
	Assets	Liabilities
	Fixed maturities available-for-sale
	Corporate debt securities	Embedded derivatives - GLWB
Balances, January 1, 2017	$11,639	$5,712
Realized and unrealized gains (losses) included in:
Net income	—	5,383
Other comprehensive income (loss)	169	—
Settlements	(1,703)	—
Transfers out of Level 3 (1)	(367)	$—

Balances, December 31, 2017	$9,738	$11,095

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2017	$—	$5,383

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2016
	Assets	Liabilities
	Fixed maturities available-for-sale
	Corporate debt securities	Embedded derivatives - GLWB
Balances, January 1, 2016	$4,538	$11,257
Realized and unrealized gains (losses) included in:
Net income	—	(5,545)
Other comprehensive income (loss)	273	—
Settlements	(1,478)	—
Transfers into Level 3 (1)	11,236	—
Transfers out of Level 3 (2)	(2,930)	—

Balances, December 31, 2016	$11,639	$5,712

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2016	$—	$(5,545)

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

(2) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2015
	Assets			Liabilities
	Fixed maturities available-for-sale		Total	Embedded derivatives - GLWB
	Corporate debt securities	Asset-backed securities
January 1, 2015	$5,842	$36	$5,878	$—
Realized and unrealized gains (losses) included in:
Net income	—	—	—	11,257
Other comprehensive income (loss)	(178)	—	(178)	—
Settlements	(1,126)	—	(1,126)	—
Transfers out of Level 3 (1)	—	(36)	(36)	—

Balances, December 31, 2015	$4,538	$—	$4,538	$11,257

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—	$—	$—	$11,257

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

	Valuation Technique	Unobservable Input	Range
			December 31, 2017	December 31, 2016

Embedded derivatives - GLWB	Risk neutral stochastic valuation methodology	Equity volatility	15% - 30%	15% - 30%
		Swap curve	1.69% - 2.54%	0.75% - 3.00%

		Mortality rate	Based on the Annuity 2000 Mortality Table	Based on the Annuity 2000 Mortality Table
		Lapse rate	1% - 15%	1% - 15%

Generally, the following will cause an increase (decrease) in GLWB embedded derivative fair value liabilities:

•	An increase (decrease) in equity volatility;
•	A decrease (increase) in interest rates;
•	A decrease (increase) in mortality;
•	A decrease (increase) in lapses.

The Company notes the following interrelationships:

•	Low equity returns will potentially result in higher in-the-moneyness. This may result in lower lapses increasing the projected number of inforce policies and may also increase the fair value of the GLWB reserve.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments and investments not carried at fair value on a recurring basis:

	December 31, 2017		December 31, 2016
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets
Mortgage loans on real estate	$4,005,187	$4,066,800	$3,558,826	$3,574,240
Policy loans	4,104,094	4,104,094	4,019,648	4,019,648
Limited partnership interests	43,281	45,009	29,345	29,822
Other investments	11,507	41,588	14,382	44,687

Liabilities
Annuity contract benefits without life contingencies	$12,704,401	$12,647,309	$12,291,378	$12,129,631
Policyholders’ funds	280,578	280,578	285,554	285,554
Commercial paper	99,886	99,886	99,049	99,049
Notes payable	543,338	581,097	531,092	495,004

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value is classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity, and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds, and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next one to 10 years.

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value is classified as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value is classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value is classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor. The estimated fair value is classified as Level 2.

Notes payable

Notes payable is recorded in due to parent and affiliates in the consolidated balance sheets. The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value is classified as Level 2.

9. Minimum Guarantees

The Company calculates additional liabilities for GMDB and GLWB. The following assumptions and methodology were used to determine GMDB additional reserves at December 31, 2017, and 2016 .

Area	Assumptions/Basis for Assumptions
Data Used	Based on 1,050 investment performance scenarios
Mean Investment Performance	Equity: 7% - 13% Fixed, Bond, Money Market Fund: level 0% - 10%
Volatility	Equity: 10% - 35% Fixed, Bond, Money Market Fund: 0% - 9%
Mortality	Based on the 1994 VA MGDB Mortality Table
Lapse Rates	Lapse Rates vary by duration and surrender charge
Discount Rates	5%

The assumptions and techniques for valuing the GLWB reserve is disclosed within Note 8 and are identical to those used for valuing the GLWB embedded derivative.

The separate account liabilities subject to the requirements for additional liabilities for GMDB and GLWB, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners for GMDB and GLWB at December 31, 2017, and 2016, were as follows:

	GMDB	GLWB	Total
December 31, 2017
Separate account liability	$64,953	$620,698	$685,651
Net amount at risk, net of reinsurance	$17,705	$1,480	$19,185
Weighted average attained age	70	69	N/A

December 31, 2016
Separate account liability	$55,607	$413,569	$469,176
Net amount at risk, net of reinsurance	$25,891	$2,941	$28,832
Weighted average attained age	71	58	N/A

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The paid and incurred amounts for GMDB and GLWB for the years ended December 31, 2017, 2016, and 2015 were as follows:

	GMDB	GLWB	Total
Additional liability balance:
Balances, January 1, 2015	$5,566	$—	$5,566
Incurred guaranteed benefits	821	4,813	5,634
Paid guaranteed benefits	(920)	—	(920)

Balances, December 31, 2015	5,467	4,813	10,280
Incurred guaranteed benefits	132	(2,740)	(2,608)
Paid guaranteed benefits	(503)	—	(503)

Balances, December 31, 2016	5,096	2,073	7,169
Incurred guaranteed benefits	(294)	3,807	3,513
Paid guaranteed benefits	(819)	—	(819)

Balances, December 31, 2017	$3,983	$5,880	$9,863

The aggregate fair value of equity securities supporting separate accounts with GMDB and GLWB were as follows:

	December 31, 2017	December 31, 2016
Equity securities - GMDB	$64,975	$55,605
Equity securities - GLWB	622,005	412,977

Total	$686,980	$468,582

10. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2017, and 2016, the reinsurance recoverables had carrying values in the amounts of $589,080 and $598,864, respectively. Included in these amounts are $515,417 and $522,950 at December 31, 2017, and 2016, respectively, associated with reinsurance agreements with related parties. At December 31, 2017, and 2016, 87% and 87%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2017:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$56,059,075	$41,895,505	$97,954,580
Reinsurance ceded	(10,881,048)	(1,114,637)	(11,995,685)
Reinsurance assumed	53,532,666	—	53,532,666

Net	$98,710,693	$40,780,868	$139,491,561

Percentage of amount assumed to net	54%	—%	38%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$373,896	$2,184	$376,080
Reinsurance ceded	(55,945)	(88)	(56,033)
Reinsurance assumed	119,684	—	119,684

Net	$437,635	$2,096	$439,731

The following tables summarizes life insurance in-force and total premium income at and for the year ended December 31, 2016:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$54,618,888	$41,809,635	$96,428,523
Reinsurance ceded	(10,568,467)	(833,090)	(11,401,557)
Reinsurance assumed	56,165,011	—	56,165,011

Net	$100,215,432	$40,976,545	$141,191,977

Percentage of amount assumed to net	56%	—%	40%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$392,654	$1,998	$394,652
Reinsurance ceded	(52,397)	(81)	(52,478)
Reinsurance assumed	123,175	—	123,175

Net	$463,432	$1,917	$465,349

The following table summarizes total premium income for the year ended December 31, 2015:
	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$368,442	$503	$368,945
Reinsurance ceded	(48,107)	(86)	(48,193)
Reinsurance assumed	124,798	—	124,798

Net	$445,133	$417	$445,550

Reinsurance recoveries for life and other policy benefits were $33,737, $39,520, and $23,179 for the years ended December 31, 2017, 2016, and 2015, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

11. Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2015	$353,408	$25,286	$378,694
Capitalized additions	63,093	—	63,093
Amortization and writedowns	(96,095)	(4,493)	(100,588)
Unrealized investment (gains) losses	73,012	(68)	72,944

Balances, December 31, 2015	393,418	20,725	414,143
Capitalized additions	93,222	—	93,222
Amortization and writedowns	(29,317)	(1,992)	(31,309)
Unrealized investment (gains) losses	10,522	112	10,634

Balances, December 31, 2016	467,845	18,845	486,690
Capitalized additions	105,814	—	105,814
Amortization and writedowns	(20,862)	1,134	(19,728)
Unrealized investment (gains) losses	(54,358)	92	(54,266)

Balances, December 31, 2017	$498,439	$20,071	$518,510

The estimated future amortization of VOBA for the years ended December 31, 2018 through December 31, 2022, is approximately $3,800 per annum.

12. Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Empower Retirement segment, at December 31, 2017, and 2016 was $137,683.

The following tables summarize other intangible assets, all of which are within the Empower Retirement segment:

	December 31, 2017
	Gross carrying	Accumulated
	amount	amortization	Net book value
Customer relationships	$47,580	$(30,495)	$17,085
Non-competition	362	(362)	—

Total	$47,942	$(30,857)	$17,085

	December 31, 2016
	Gross carrying	Accumulated
	amount	amortization	Net book value
Customer relationships	$47,580	$(27,517)	$20,063
Non-competition	1,325	(1,301)	24

Total	$48,905	$(28,818)	$20,087

Amortization expense for other intangible assets included in general insurance expenses was $3,002, $3,732, and $4,096 for the years ended December 31, 2017, 2016, and 2015, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2018 through December 31, 2022, is approximately $1,800 per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

13. Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2017	2016
Face value	$99,886	$99,049
Carrying value	$99,886	$99,049
Effective interest rate	1.4%-1.7%	0.7%-0.8%
Maturity range (days)	19 - 67	10 - 30

14. Stockholder’s Equity and Dividend Restrictions

At December 31, 2017, and 2016, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,320,176 and 7,292,708 of which were issued and outstanding at December 31, 2017, and 2016, respectively.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2017	2016	2015		2017	2016

Net income	$170,018	$100,657	$187,232	Capital and surplus	$1,129,510	$1,053,333

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2017.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2017, 2016, and 2015, the Company paid dividends in the amounts of $145,301, $125,691, and $139,533, respectively, to its parent company, GWL&A Financial.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2017, were $1,129,510 and $169,483 , respectively. Based on the as filed amounts, the Company may pay an amount up to $112,951 of dividends during the year ended December 31, 2018, without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

15. Other Comprehensive Income

The following table presents the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2017

	Unrealized holding gains (losses) arising on fixed maturities, available-for- sale (1)	Unrealized holding gains (losses) arising on cash flow hedged (2)	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment (3)	Total
Balances, January 1, 2015	$784,183	$33,141	$(108,194)	$(106,112)	$603,018
OCI before reclassifications	(643,880)	31,061	65,245	19,730	(527,844)
Deferred income tax benefit (expense)	225,358	(10,871)	(22,836)	(6,905)	184,746

AOCI before reclassification, net of tax	(418,522)	20,190	42,409	12,825	(343,098)
Amounts reclassified from AOCI	(40,217)	(12,380)	—	11,856	(40,741)
Deferred income tax benefit (expense)	14,076	4,333	—	(4,150)	14,259

Amounts reclassified from AOCI, net of tax	(26,141)	(8,047)	—	7,706	(26,482)

Balances, December 31, 2015	339,520	45,284	(65,785)	(85,581)	233,438

OCI before reclassifications	20,295	44,776	10,983	(7,315)	68,739
Deferred income tax benefit (expense)	(7,103)	(15,672)	(3,844)	2,560	(24,059)

AOCI before reclassification, net of tax	13,192	29,104	7,139	(4,755)	44,680
Amounts reclassified from AOCI	(63,022)	(11,249)	—	9,281	(64,990)
Deferred income tax benefit (expense)	22,058	3,937	—	(3,248)	22,747

Amounts reclassified from AOCI, net of tax	(40,964)	(7,312)	—	6,033	(42,243)

Balances, December 31, 2016	311,748	67,076	(58,646)	(84,303)	235,875

OCI before reclassifications	377,605	(73,726)	(88,648)	7,283	222,514
Deferred income tax benefit (expense)	(132,162)	25,804	31,027	(2,549)	(77,880)

AOCI before reclassification, net of tax	245,443	(47,922)	(57,621)	4,734	144,634
Amounts reclassified from AOCI	(29,710)	(4,498)	—	6,982	(27,226)
Deferred income tax benefit (expense)	10,399	1,574	—	(2,444)	9,529

Amounts reclassified from AOCI, net of tax	(19,311)	(2,924)	—	4,538	(17,697)

Impact of tax reform	7,007	87,299	—	(16,161)	78,145

Balances, December 31, 2017	$544,887	$103,529	$(116,267)	$(91,192)	$440,957

(1) Reclassifications affect Other realized investment gains(losses), net on the consolidated statements of income.

(2) Reclassifications affect net investment income on the consolidated statements of income, except for $2,954 and $2,657 (before tax) which affected interest expense for the years ended December 31, 2017 and 2016, respectively.

(3) The adjustments for defined benefit plans are included in the computation of net periodic (benefit) cost of employee benefit plans (see note 17 for additional details).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

16. General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2017	2016	2015
Compensation	$646,595	$625,364	$564,008
Commissions	241,357	222,028	206,360
Other	309,661	333,835	308,628

Total general insurance expenses	$1,197,613	$1,181,227	$1,078,996

17. Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its balance sheet and statements of income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company continues to account for the corresponding plan obligations on its balance sheet and statements of income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Change in projected benefit obligation:
Benefit obligation, January 1	$592,290	$560,817	$19,031	$16,637	$44,501	$43,858	$655,822	$621,312
Service cost	3,506	(1,403)	1,457	1,246	(16)	294	4,947	137
Interest cost	24,205	25,263	758	713	1,620	1,775	26,583	27,751
Actuarial (gain) loss	40,840	24,928	(1,216)	1,408	(1,872)	1,911	37,752	28,247
Regular benefits paid	(19,737)	(17,315)	(701)	(973)	(3,336)	(3,337)	(23,774)	(21,625)
Curtailments	(17,244)	—	—	—	—	—	(17,244)	—
Amendment	1,852	—	—	—	24	—	1,876	—

Benefit obligation, December 31	$625,712	$592,290	$19,329	$19,031	$40,921	$44,501	$685,962	$655,822

Accumulated benefit obligation	$625,712	$575,024	$19,329	$19,031	$40,921	$43,098	$685,962	$637,153

During 2017, the Company approved an amendment to the Defined Benefit Pension Plan freezing all benefit accruals for pension-eligible participants as of December 31, 2017. The Company also approved an amendment to provide pension-eligible employees with full credit for their anniversary year of services that began in 2017, even if the participants had not completed 1,000 hours of service as of December 31, 2017. The impact of the Plan freeze was reflected on September 25, 2017, and in accordance with ASC 715 Compensation - Retirement Benefits, resulted in a curtailment gain in the amount of $17,244. Additionally, as a result of the amendment to provide an additional year of service credit, prior service cost in the amount of $1,852 was recorded in other comprehensive income as of December 31, 2017. Under a curtailment due to a plan freeze, any unrecognized prior service cost included in other comprehensive income associated with the employees affected by the pension plan freeze must be fully recognized in benefit cost in determining the net gain or loss to be recognized for the curtailment. Additionally, the curtailment gain recognized in the income statement is offset by accelerating, in an equal amount, the recognition of any actuarial gain or loss in other comprehensive income. $15,392 of actuarial loss was recognized from other comprehensive income to offset the net curtailment gain. As a result, the net impact to the income statement was zero.

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Change in plan assets:
Value of plan assets, January 1	$453,087	$427,131	$—	$—	$—	$—	$453,087	$427,131
Actual return on plan assets	50,292	43,271	—	—	—	—	50,292	43,271
Employer contributions	—	—	701	973	3,337	3,337	4,038	4,310
Benefits paid	(19,737)	(17,315)	(701)	(973)	(3,337)	(3,337)	(23,775)	(21,625)

Value of plan assets, December 31	$483,642	$453,087	$—	$—	$—	$—	$483,642	$453,087

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Under funded status at December 31	$(142,070)	$(139,203)	$(19,329)	$(19,031)	$(40,921)	$(44,501)	$(202,320)	$(202,735)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Amounts recognized in consolidated balance sheets:
Other liabilities	$(142,070)	$(139,203)	$(19,329)	$(19,031)	$(40,921)	$(44,501)	$(202,320)	$(202,735)
Accumulated other comprehensive income (loss)	(121,645)	(133,055)	6,276	5,715	(66)	(2,360)	(115,435)	(129,700)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2017:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(121,645)	$(96,098)	$6,105	$4,823	$1,157	$914	$(114,383)	$(90,361)
Net prior service (cost) credit	—	—	171	135	(1,223)	(966)	(1,052)	(831)

	$(121,645)	$(96,098)	$6,276	$4,958	$(66)	$(52)	$(115,435)	$(91,192)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2018:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(2,336)	$(1,845)	$276	$218	$45	$36	$(2,015)	$(1,591)
Prior service (cost) credit	—	—	20	16	(324)	(256)	(304)	(240)

	$(2,336)	$(1,845)	$296	$234	$(279)	$(220)	$(2,319)	$(1,831)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2018	$20,286	$795	$2,515
2019	21,396	855	2,520
2020	22,737	873	2,480
2021	24,688	940	2,446
2022	26,676	1,003	10,180
2023 through 2027	158,881	6,579	13,065

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2017	2016	2015
Components of net periodic cost:
Service cost	$3,506	$(1,403)	$12,851
Interest cost	24,205	25,263	23,987
Expected return on plan assets	(20,626)	(22,339)	(28,345)
Amortization of unrecognized prior service cost	—	—	13
Amortization of loss from earlier periods	7,190	10,260	12,398

Net periodic cost	$14,275	$11,781	$20,904

	Post-Retirement Medical Plan
	Year Ended December 31,
	2017	2016	2015
Components of net periodic benefit:
Service cost	$1,457	$1,246	$1,042
Interest cost	758	713	560
Amortization of unrecognized prior service benefit	(453)	(1,102)	(1,640)
Amortization of gain from earlier periods	(202)	(317)	(511)

Net periodic benefit	$1,560	$540	$(549)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2017	2016	2015
Components of net periodic cost:
Service cost	$(16)	$294	$282
Interest cost	1,620	1,775	2,122
Amortization of unrecognized prior service cost	501	501	933
Amortization of loss from earlier periods	(54)	(61)	663

Net periodic cost	$2,051	$2,509	$4,000

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2017	2016
Discount rate	3.71%	4.20%
Rate of compensation increase	4.47%	4.47%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Post-Retirement Medical Plan
	December 31,
	2017	2016
Discount rate	3.63%	4.05%
Initial health care cost trend	6.50%	6.75%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan
	December 31,
	2017	2016
Discount rate	3.43%	3.80%
Rate of compensation increase	4.00%	4.00%

During 2017, the Company adopted the Society of Actuaries Mortality Improvement Scale (MP-2017).

During 2016, the Company adopted the Society of Actuaries Mortality Improvement Scale (MP-2016).

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2017	2016
Discount rate	4.20%	4.55%
Expected return on plan assets	5.25%	6.00%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	Year Ended December 31,
	2017	2016
Discount rate	4.05%	4.31%
Initial health care cost trend	6.75%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2017	2016
Discount rate	3.80%	4.22%
Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$371	$(309)
Increase (decrease) on post-retirement benefit obligation	2,524	(2,157)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:

	December 31,
	2017	2016
Equity securities	47%	45%
Debt securities	45%	39%
Other	8%	16%

Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation approach utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2017
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$32,596
Midcap index funds	—	—	—	31,717
World equity index funds	—	—	—	60,216
U.S. equity market funds	—	—	—	46,400
International equity funds	—	—	—	15,382

Total common collective trust funds	—	—	—	186,311
Fixed maturity investments:
U.S. government direct obligations and agencies	—	4,608	—	4,608
Obligations of U.S. states and their municipalities	—	18,775	—	18,775
Corporate debt securities	—	183,462	1,108	184,570
Asset-backed securities	—	10,569	—	10,569
Commercial mortgage-backed securities	—	2,475	—	2,475

Total fixed maturity investments	—	219,889	1,108	220,997
Equity investments:
Fixed income mutual funds	27,516	—	—	27,516
Equity mutual funds	15,609	—	—	15,609
Preferred stock	704	—	—	704

Total equity investments	43,829	—	—	43,829
Limited partnership investments (1)	—	—	—	7,465
Money market funds	29,576	—	—	29,576

Total defined benefit plan assets	$73,405	$219,889	$1,108	$488,178

(1) Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds: (1)
Equity index funds	$—	$—	$—	$34,578
Midcap index funds	—	—	—	35,330
World equity index funds	—	—	—	44,235
U.S. equity market funds	—	—	—	45,614
International equity funds	—	—	—	11,143

Total common collective trust funds	—	—	—	170,900
Fixed maturity investments:
U.S. government direct obligations and agencies	—	5,672	—	5,672
Obligations of U.S. states and their municipalities	—	18,670	—	18,670
Corporate debt securities	—	141,102	1,316	142,418
Asset-backed securities	—	7,828	—	7,828
Commercial mortgage-backed securities	—	2,884	—	2,884

Total fixed maturity investments	—	176,156	1,316	177,472
Equity investments:
Fixed income mutual funds	21,321	—	—	21,321
Equity mutual funds	11,106	—	—	11,106
Preferred stock	640	—	—	640

Total equity investments	33,067	—	—	33,067
Limited partnership investments (1)	—	—	—	7,022
Money market funds	62,883	—	—	62,883

Total defined benefit plan assets	$95,950	$176,156	$1,316	$451,344

(1) Fair values of Common collective trust funds and Limited partnership investments are estimated using net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy in connection with the adoption of ASU 2015-07.

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets
	Corporate debt securities
	Year Ended December 31,
	2017	2016
Balance, January 1	$1,316	$—
Unrealized gains relating to instruments still held at reporting period	19	54
Settlements	(227)	(213)
Transfers into Level 3 (1)	—	1,475

Balance, December 31	$1,108	$1,316

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the target allocation of invested Defined Benefit Pension Plan assets at December 31, 2018:

December 31, 2018
Equity securities	30%
Debt securities	52%
Other	18%

Total	100%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2018. The Company expects to make payments of approximately $795 with respect to its Post-Retirement Medical Plan and $2,515 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2018.

Other employee benefit plans

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $27,284 and $21,758 at December 31, 2017, and December 31, 2016, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $14,937, $12,364, and $13,016 in expense related to this plan for the years ended December  31, 2017, 2016, and 2015, respectively.

18. Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2017	2016	2015
Current	$84,445	$32,031	$76,842
Deferred	(167,059)	53,481	21,682

Total income tax provision	$(82,614)	$85,512	$98,524

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Federal tax rate change resulting from tax reform	(61.4)%	—%	—%
Investment income not subject to federal tax	(4.3)%	(3.0)%	(3.0)%
Tax credits	(0.3)%	(6.9)%	(0.2)%
State income taxes, net of federal benefit	2.3%	2.3%	3.2%
Other, net	(0.1)%	(0.4)%	(0.9)%

Effective federal income tax rate	(28.8)%	27.0%	34.1%

On December 22, 2017, H.R. 1, the Tax Reconciliation Act (the “Act”), was enacted. The legislation, which is generally effective for tax years beginning on January 1, 2018, represents significant U.S. tax reform and revises the Internal Revenue Code by, among other items, lowering the federal corporate income tax rate from 35% to 21% and modifying how the U.S. taxes multinational entities.

The decrease in the federal corporate income tax rate caused the Company to revalue its deferred tax balances at the new 21% rate, resulting in the recognition of a $175,842 deferred tax benefit and a 61.4% decrease to the Company’s 2017 overall effective income tax rate. The impact of tax reform recognized in Accumulated Other Comprehensive Income was $78,145. This balance was transferred to Retained Earnings on the Balance Sheet.

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2017	2016	2015
Balance, beginning of year	$17,268	$23,093	$26,890
Additions to tax positions in the current year	13,461	—	1,383
Additions to tax positions in the prior year	—	1,902	50
Reductions to tax positions from statutes expiring	—	(7,727)	(5,230)

Balance, end of year	$30,729	$17,268	$23,093

There were no tax benefits included in the unrecognized tax benefits of $30,729 at December 31, 2017, that would impact the annual effective tax rate. The Company anticipates a decrease in its unrecognized tax benefits of $8,000 to $10,000 in the next twelve months, primarily due to changes in the composition of the consolidated group.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized an increase of $553 and decreases of $153, and $193 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2017, 2016, and 2015, respectively. The Company had approximately $1,417 and $864 accrued for the payment of interest and penalties at December 31, 2017, and 2016, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2013 and prior. Tax years 2014 through 2016 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2017		2016
	Deferred	Deferred	Deferred	Deferred
	tax asset	tax liability	tax asset	tax liability
Policyholder reserves	$—	$146,294	$—	$278,632
Deferred acquisition costs	—	20,405	—	28,071
Investment assets	—	185,940	—	233,583
Policyholder dividends	5,244	—	8,583	—
Net operating loss carryforward	32,662	—	96,693	—
Pension plan accrued benefit liability	51,289	—	83,562	—
Goodwill	—	23,287	—	35,306
Experience rated refunds	9,988	—	6,654	—
Tax credits	169,692	—	168,597	—
Other	13,848	—	19,592	—

Total deferred taxes	$282,723	$375,926	$383,681	$575,592

The deferred tax amounts presented above with respect to investments, future policy benefits, and deferred acquisition costs include $141,458 and $172,405 related to amounts recognized through other comprehensive income at December 31, 2017, and 2016, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

As of December 31, 2017, the subsidiaries had net operating loss carry forwards expiring as follows:

Year	Amount
2023	65,209
2028	2,215

Total	$67,424

During the years ended December 31, 2017, 2016, and 2015, the Company generated $120, $215, and $3,295 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively. As of December 31, 2017, the total credit carryforward for Low Income Housing is $142,089. These credits will begin to expire in 2030.

The Company generated $3,474 of foreign tax credit during the year ended December 31, 2017. During the years ended December 31, 2010 through December 31, 2016, the Company generated credit carryforwards of $23,984. The Company determined in 2016 to amend its prior year previously filed federal income tax returns in order to elect to claim foreign tax credits in lieu of foreign tax expense. These credits will begin to expire in 2020.

Included in due from parent and affiliates at December 31, 2017, and 2016 is $41,694 and $35,093, respectively, of income taxes receivable primarily from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.

Included in the consolidated balance sheets at December 31, 2017, and 2016 is $5,845 and $7,819, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

19. Segment Information

The Chief Operating Decision Maker (“CODM”) of the Company is also the Chief Executive Officer (“CEO”) of the Company and Lifeco U.S. The CODM reviews the financial information for the purposes of assessing performance and allocating resources based upon the results of Lifeco U.S. and other U.S. affiliates prepared in accordance with International Financial Reporting Standards. The CODM, in his capacity as CEO of the Company, reviews the Company’s financial information only in connection with the quarterly and annual reports that are filed with the Securities and Exchange Commission (“SEC”). Consequently, the Company does not provide its discrete financial information to the CODM to be regularly reviewed to make decisions about resources to be allocated or to assess performance. For purposes of SEC reporting requirements, the Company has chosen to present its financial information in three segments, notwithstanding the above. The three segments are: Individual Markets, Empower Retirement, and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life, and variable universal life.

Empower Retirement

The Empower Retirement reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and recordkeeping services for financial institutions and employers, which include educational, advisory, enrollment, and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments, the impact of tax reform and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers, or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information:

	Year Ended December 31, 2017
	Individual	Empower
	Markets	Retirement	Other	Total
Revenue:
Premium income	$357,244	$2,172	$80,315	$439,731
Fee income	110,128	943,038	6,956	1,060,122
Other revenue	—	9,611	—	9,611
Net investment income	738,002	434,677	47,374	1,220,053
Realized investments gains (losses), net	32,652	13,752	(1)	46,403

Total revenues	1,238,026	1,403,250	134,644	2,775,920

Benefits and expenses:
Policyholder benefits	953,371	206,544	81,219	1,241,134
Operating expenses	169,234	998,431	80,619	1,248,284

Total benefits and expenses	1,122,605	1,204,975	161,838	2,489,418

Income (loss) before income taxes	115,421	198,275	(27,194)	286,502
Income tax expense (benefit)	38,605	64,252	(185,471)	(82,614)

Net income	$76,816	$134,023	$158,277	$369,116

	December 31, 2017
	Individual	Empower
	Markets	Retirement	Other	Total
Assets:
Investments	$17,791,097	$12,472,906	$1,873,279	$32,137,282
Other assets	1,465,544	1,027,458	154,312	2,647,314
Separate account assets	8,494,248	19,166,323	—	27,660,571

Assets of continuing operations	$27,750,889	$32,666,687	$2,027,591	62,445,167

Assets of discontinued operations				16,095

Total assets				$62,461,262

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$379,127	$1,853	$84,369	$465,349
Fee income	99,514	851,620	5,683	956,817
Other revenue	—	12,261	—	12,261
Net investment income	798,557	428,327	49,675	1,276,559
Realized investments gains (losses), net	40,899	51,209	774	92,882

Total revenues	1,318,097	1,345,270	140,501	2,803,868

Benefits and expenses:
Policyholder benefits	969,182	206,143	65,698	1,241,023
Operating expenses	175,016	1,002,129	69,096	1,246,241

Total benefits and expenses	1,144,198	1,208,272	134,794	2,487,264

Income before income taxes	173,899	136,998	5,707	316,604
Income tax expense	58,601	25,144	1,767	85,512

Net income	$115,298	$111,854	$3,940	$231,092

	December 31, 2016
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,770,772	$12,195,748	$1,634,330	$30,600,850
Other assets	1,453,717	1,057,148	141,666	2,652,531
Separate account assets	7,521,475	19,516,290	—	27,037,765

Assets of continuing operations	$25,745,964	$32,769,186	$1,775,996	60,291,146

Assets of discontinued operations				17,652

Total assets				$60,308,798

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,783	$533	$84,234	$445,550
Fee income	87,471	853,076	3,979	944,526
Other revenue	—	13,563	—	13,563
Net investment income	801,935	398,639	53,856	1,254,430
Realized investments gains (losses), net	28,864	54,752	94	83,710

Total revenues	1,279,053	1,320,563	142,163	2,741,779

Benefits and expenses:
Policyholder benefits	931,631	201,791	101,205	1,234,627
Operating expenses	159,719	992,564	65,890	1,218,173

Total benefits and expenses	1,091,350	1,194,355	167,095	2,452,800

Income (loss) before income taxes	187,703	126,208	(24,932)	288,979
Income tax expense (benefit)	64,360	43,058	(8,894)	98,524

Net income (loss)	$123,343	$83,150	$(16,038)	$190,455

20. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Human Resources Committee. At its discretion the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,
	2017	2016	2015
Lifeco Stock Plan	$1,460	$2,190	$1,655
Performance Share Unit Plan	7,207	5,318	2,320

Total compensation expense	$8,667	$7,508	$3,975

Income tax benefits	$2,832	$2,458	$1,143

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2017, and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$ 1,673	1.6
Performance Share Unit Plan	5,179	1.3

Equity Award Activity

During the year ended December 31, 2017, Lifeco granted 434,300 stock options to employees of the Company. These stock options vest over five - year periods ending in 2022. Compensation expense of $1,195 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Intrinsic value (1)
Outstanding, January 1, 2017	4,062,001	$23.25
Granted	434,300	29.26
Exercised	(655,384)	24.58
Cancelled and expired	(393,942)	28.35

Outstanding, December 31, 2017	3,446,975	24.88	6.3	$11,012
Vested and expected to vest, December 31, 2017	3,446,975	$24.88	6.3	$11,012
Exercisable, December 31, 2017	2,190,591	$23.22	5.3	$10,327

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2017, and the exercise price of the option (only if the result is positive) multiplied by the number of options.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,
	2017	2016	2015
Weighted average fair value of options granted	$2.75	$2.74	$3.33
Intrinsic value of options exercised (1)	2,869	2,102	4,234
Fair value of options vested	2,203	1,605	1,670

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the years ended December 31, 2017, 2016, and 2015 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2017	2016	2015
Dividend yield	3.98%	3.99%	3.66%
Expected volatility	13.99%	19.03%	19.10%
Risk free interest rate	1.25%	0.80%	0.90%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, January 1, 2017	598,911
Granted	290,895
Forfeited	(77,957)
Exercised	(130,339)

Outstanding, December 31, 2017	681,510

Vested and expected to vest, December 31, 2017	681,510

The cash payment in settlement of the Performance Share Unit Plan units was $3,398 and $3,988 for the years ended December 31, 2017, and 2016, respectively.
21.  Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	$—	$—	$—	$540,400	$540,400
Related party long-term debt - interest (2)	26,796	53,591	53,591	468,942	602,920
Investment purchase obligations (3)	312,152	1,090	—	—	313,242
Operating leases (4)	15,467	23,703	7,000	13	46,183
Other liabilities (5)	39,499	33,261	40,487	19,644	132,891

Total	$393,914	$111,645	$101,078	$1,028,999	$1,635,636

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2)  Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears a variable interest rate plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The third long-term surplus note bears interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2017 and do not consider the impact of future interest rate changes.

(3)  Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2017, and 2016, were as follows:

	December 31, 2017	December 31, 2016
Due in less than one year	$312,152	$438,458
Due within one to three years	1,090	—

Total	$313,242	$438,458

Included in the total unfunded commitments at December 31, 2017, and 2016, is $114,726 and $93,440, respectively, related to cost basis limited partnership interests, all of which is due within one year from the dates indicated.

(4)  Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $13,433, $12,575, and $12,050 for the years ended December 31, 2017, 2016, and 2015, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $5,938 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)  Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

·	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan.
·	Miscellaneous purchase obligations to acquire goods and services.
·	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expires on March 1, 2018. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,100,000, as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2016. The Company was in compliance with all covenants at December 31, 2017, and 2016. At December 31, 2017, and 2016 there were no outstanding amounts related to the current and prior credit facilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

GWL&A Financial has a letter of credit for the benefit of GWSC for capital support in the amount of $70 million and which renews annually until the Company terminates it under the provisions specified in the agreement. Additionally, GWL&A Financial terminated a letter of credit on December 21, 2017 in the amount of $1,141 million which was for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities. This letter of credit was replaced with an excess of loss reinsurance agreement with a third party reinsurer. At December 31, 2017, and 2016, there were no outstanding amounts related to the letters of credit.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2017, and 2016, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the consolidated financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s consolidated financial position, results of its operations, or cash flows.

22. Subsequent Events

On February 1, 2018, the Company’s Board of Directors declared dividends of $24,001, payable on March 30, 2018, to its sole shareholder, GWL&A Financial.

Variable Annuity-1 Series

Account of Great-West Life

& Annuity Insurance

Company

Annual Statement for the Year Ended

December 31, 2017 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$8,568,936	$5,556,142	$9,668,542	$3,151,728	$18,127,229	$6,333,916
Investment income due and accrued
Receivable for investments sold	49,453
Purchase payments receivable					1,239	284
Due from Great-West Life & Annuity Insurance Company	78,542		22,673	2,727	331,078	1,185

Total assets	8,696,931	5,556,142	9,691,215	3,154,455	18,459,546	6,335,385

LIABILITIES:
Payable for investments purchased					1,239	284
Redemptions payable	49,453
Due to Great-West Life & Annuity Insurance Company	497	299	586	187	1,036	378

Total liabilities	49,950	299	586	187	2,275	662

NET ASSETS	$8,646,981	$5,555,843	$9,690,629	$3,154,268	$18,457,271	$6,334,723

NET ASSETS REPRESENTED BY:
Accumulation units	$8,451,671	$5,555,843	$9,517,298	$3,134,133	$17,363,605	$6,332,345
Contracts in payout phase	195,310		173,331	20,135	1,093,666	2,378

NET ASSETS	$8,646,981	$5,555,843	$9,690,629	$3,154,268	$18,457,271	$6,334,723

ACCUMULATION UNITS OUTSTANDING	373,087	270,021	531,220	315,309	458,461	279,071

UNIT VALUE (ACCUMULATION)	$22.65	$20.58	$17.92	$9.94	$37.87	$22.69

(1) Cost of investments:	$5,957,102	$4,973,838	$7,722,040	$2,755,819	$19,199,992	$5,652,172
Shares of investments:	256,940	155,504	417,648	193,358	1,989,817	292,155

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

ASSETS:
Investments at fair value (1)	$904,808	$906,992	$25,673,349	$5,024,599	$154,167	$23,518,139
Investment income due and accrued
Receivable for investments sold				3,504		9,878
Purchase payments receivable			112,697
Due from Great-West Life & Annuity Insurance Company	8,861		66,707	20,666		10,388

Total assets	913,669	906,992	25,852,753	5,048,769	154,167	23,538,405

LIABILITIES:
Payable for investments purchased			55,987
Redemptions payable			56,710	3,504		9,878
Due to Great-West Life & Annuity Insurance Company	51	41	1,646	320	8	1,393

Total liabilities	51	41	114,343	3,824	8	11,271

NET ASSETS	$913,618	$906,951	$25,738,410	$5,044,945	$154,159	$23,527,134

NET ASSETS REPRESENTED BY:
Accumulation units	$889,748	$906,951	$25,470,298	$4,958,729	$154,159	$23,454,810
Contracts in payout phase	23,870		268,112	86,216		72,324

NET ASSETS	$913,618	$906,951	$25,738,410	$5,044,945	$154,159	$23,527,134

ACCUMULATION UNITS OUTSTANDING	44,123	69,538	929,416	168,100	11,690	1,306,025

UNIT VALUE (ACCUMULATION)	$20.17	$13.04	$27.40	$29.50	$13.19	$17.96

(1) Cost of investments:	$660,994	$803,424	$23,466,753	$3,573,260	$150,985	$22,752,331
Shares of investments:	52,605	10,975	416,775	200,984	11,951	3,123,259

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$7,098,559	$6,920,912	$12,114,601	$26,591,409	$1,232,764	$626,593
Investment income due and accrued
Receivable for investments sold		4,819	39,272	4,549	412
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	1,602	7,403	3,928	12,813

Total assets	7,100,161	6,933,134	12,157,801	26,608,771	1,233,176	626,593

LIABILITIES:
Payable for investments purchased
Redemptions payable		4,819	39,272	4,549	412
Due to Great-West Life & Annuity Insurance Company	410	414	721	1,606	57	31

Total liabilities	410	5,233	39,993	6,155	469	31

NET ASSETS	$7,099,751	$6,927,901	$12,117,808	$26,602,616	$1,232,707	$626,562

NET ASSETS REPRESENTED BY:
Accumulation units	$7,075,956	$6,831,474	$12,065,098	$26,378,279	$1,232,707	$626,562
Contracts in payout phase	23,795	96,427	52,710	224,337

NET ASSETS	$7,099,751	$6,927,901	$12,117,808	$26,602,616	$1,232,707	$626,562

ACCUMULATION UNITS OUTSTANDING	333,653	360,840	430,928	960,875	86,285	54,054

UNIT VALUE (ACCUMULATION)	$21.21	$18.93	$28.00	$27.45	$14.29	$11.59

(1) Cost of investments:	$6,223,071	$5,529,712	$10,485,492	$20,973,339	$1,045,322	$579,664
Shares of investments:	662,797	568,219	532,276	2,372,115	40,405	28,969

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND

ASSETS:
Investments at fair value (1)	$1,150,253	$7,292,412	$179,814	$1,027,094	$1,940,130	$15,268,754
Investment income due and accrued
Receivable for investments sold					44,539
Purchase payments receivable	10,000	644		10,000		60,601
Due from Great-West Life & Annuity Insurance Company		914				13,919

Total assets	1,160,253	7,293,970	179,814	1,037,094	1,984,669	15,343,274

LIABILITIES:
Payable for investments purchased	8,933	644		10,000		60,601
Redemptions payable	1,067				44,539
Due to Great-West Life & Annuity Insurance Company	57	392	10	43	118	971

Total liabilities	10,057	1,036	10	10,043	44,657	61,572

NET ASSETS	$1,150,196	$7,292,934	$179,804	$1,027,051	$1,940,012	$15,281,702

NET ASSETS REPRESENTED BY:
Accumulation units	$1,150,196	$7,275,324	$179,804	$1,027,051	$1,940,012	$15,226,948
Contracts in payout phase		17,610				54,754

NET ASSETS	$1,150,196	$7,292,934	$179,804	$1,027,051	$1,940,012	$15,281,702

ACCUMULATION UNITS OUTSTANDING	86,293	631,332	14,510	82,302	145,585	591,446

UNIT VALUE (ACCUMULATION)	$13.33	$11.52	$12.39	$12.48	$13.33	$25.75

(1) Cost of investments:	$1,017,670	$6,894,189	$172,010	$769,027	$1,508,907	$15,285,182
Shares of investments:	45,882	422,504	8,888	39,595	118,013	763,820

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES	DELAWARE VIP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP

ASSETS:
Investments at fair value (1)	$3,147,101	$4,895,771	$23,702,053	$9,084,710	$50,590	$23,173,527
Investment income due and accrued
Receivable for investments sold	59,702	110	893			5,184
Purchase payments receivable				10
Due from Great-West Life & Annuity Insurance Company	1,206		38,879	13,069		31,457

Total assets	3,208,009	4,895,881	23,741,825	9,097,789	50,590	23,210,168

LIABILITIES:
Payable for investments purchased				10
Redemptions payable	59,702	110	893			5,184
Due to Great-West Life & Annuity Insurance Company	206	268	1,414	535	3	1,390

Total liabilities	59,908	378	2,307	545	3	6,574

NET ASSETS	$3,148,101	$4,895,503	$23,739,518	$9,097,244	$50,587	$23,203,594

NET ASSETS REPRESENTED BY:
Accumulation units	$3,145,681	$4,895,503	$23,526,335	$9,057,742	$50,587	$22,920,762
Contracts in payout phase	2,420		213,183	39,502		282,832

NET ASSETS	$3,148,101	$4,895,503	$23,739,518	$9,097,244	$50,587	$23,203,594

ACCUMULATION UNITS OUTSTANDING	118,683	396,728	568,322	297,354	4,583	953,856

UNIT VALUE (ACCUMULATION)	$26.50	$12.34	$41.40	$30.46	$11.04	$24.03

(1) Cost of investments:	$2,934,259	$4,162,975	$19,907,156	$8,325,198	$47,797	$20,828,486
Shares of investments:	156,029	195,362	554,694	293,244	1,602	750,924

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DEUTSCHE CORE EQUITY VIP	DEUTSCHE CROCI® U.S. VIP	DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE SMALL CAP INDEX VIP	DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP

ASSETS:
Investments at fair value (1)	$11,557,091	$7,656,833	$1,139,552	$23,727,147	$1,464,389	$4,625,009
Investment income due and accrued
Receivable for investments sold	115		54	188		4,814
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	15,276	4,667		90,918	3,989	273

Total assets	11,572,482	7,661,500	1,139,606	23,818,253	1,468,378	4,630,096

LIABILITIES:
Payable for investments purchased
Redemptions payable	115		54	188		4,814
Due to Great-West Life & Annuity Insurance Company	687	464	63	1,416	80	273

Total liabilities	802	464	117	1,604	80	5,087

NET ASSETS	$11,571,680	$7,661,036	$1,139,489	$23,816,649	$1,468,298	$4,625,009

NET ASSETS REPRESENTED BY:
Accumulation units	$11,490,059	$7,637,224	$1,139,489	$23,386,264	$1,423,924	$4,620,013
Contracts in payout phase	81,621	23,812		430,385	44,374	4,996

NET ASSETS	$11,571,680	$7,661,036	$1,139,489	$23,816,649	$1,468,298	$4,625,009

ACCUMULATION UNITS OUTSTANDING	481,197	422,299	98,675	920,557	80,016	234,041

UNIT VALUE (ACCUMULATION)	$23.88	$18.08	$11.55	$25.40	$17.80	$19.74

(1) Cost of investments:	$9,158,310	$7,085,237	$1,076,223	$20,968,636	$1,432,648	$4,136,230
Shares of investments:	789,419	460,146	88,337	1,297,274	66,745	258,669

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II

ASSETS:
Investments at fair value (1)	$2,132,070	$2,916,168	$9,736,677	$5,269,364	$707,364	$32,379,161
Investment income due and accrued			25,414	9,260
Receivable for investments sold	99
Purchase payments receivable						415
Due from Great-West Life & Annuity Insurance Company		1,407	12,857	1,583		79,410

Total assets	2,132,169	2,917,575	9,774,948	5,280,207	707,364	32,458,986

LIABILITIES:
Payable for investments purchased						415
Redemptions payable	99
Due to Great-West Life & Annuity Insurance Company	90	169	613	315	40	2,019

Total liabilities	189	169	613	315	40	2,434

NET ASSETS	$2,131,980	$2,917,406	$9,774,335	$5,279,892	$707,324	$32,456,552

NET ASSETS REPRESENTED BY:
Accumulation units	$2,131,980	$2,888,519	$9,696,828	$5,220,530	$707,324	$31,751,979
Contracts in payout phase		28,887	77,507	59,362		704,573

NET ASSETS	$2,131,980	$2,917,406	$9,774,335	$5,279,892	$707,324	$32,456,552

ACCUMULATION UNITS OUTSTANDING	161,076	118,078	407,598	271,263	29,464	2,048,821

UNIT VALUE (ACCUMULATION)	$13.24	$24.46	$23.79	$19.25	$24.01	$15.50

(1) Cost of investments:	$1,992,574	$2,455,693	$9,399,597	$4,459,718	$543,855	$33,190,565
Shares of investments:	108,282	129,263	217,774	161,044	11,611	3,017,629

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$1,773,544	$670,627	$5,044,094	$93,627	$258,159	$139,900
Investment income due and accrued
Receivable for investments sold	36,311
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	6,884		1,152

Total assets	1,816,739	670,627	5,045,246	93,627	258,159	139,900

LIABILITIES:
Payable for investments purchased
Redemptions payable	36,311
Due to Great-West Life & Annuity Insurance Company	126	12,309	295	4	14	7

Total liabilities	36,437	12,309	295	4	14	7

NET ASSETS	$1,780,302	$658,318	$5,044,951	$93,623	$258,145	$139,893

NET ASSETS REPRESENTED BY:
Accumulation units	$1,748,746	$656,648	$5,042,640	$93,623	$258,145	$139,893
Contracts in payout phase	31,556	1,670	2,311

NET ASSETS	$1,780,302	$658,318	$5,044,951	$93,623	$258,145	$139,893

ACCUMULATION UNITS OUTSTANDING	96,598	26,280	259,885	8,798	22,722	10,514

UNIT VALUE (ACCUMULATION)	$18.10	$24.99	$19.40	$10.64	$11.36	$13.31

(1) Cost of investments:	$2,095,482	$557,579	$4,799,548	$93,407	$258,477	$146,081
Shares of investments:	337,818	62,095	254,752	9,950	149,225	10,837

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LOOMIS SAYLES BOND FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND

ASSETS:
Investments at fair value (1)	$63,385	$2,735,365	$171,732,882	$102,380	$6,112,383	$4,062,379
Investment income due and accrued
Receivable for investments sold					8,613
Purchase payments receivable	10,000		100,000
Due from Great-West Life & Annuity Insurance Company					8,737	5,341

Total assets	73,385	2,735,365	171,832,882	102,380	6,129,733	4,067,720

LIABILITIES:
Payable for investments purchased	10,000		95,435
Redemptions payable			4,565		8,613
Due to Great-West Life & Annuity Insurance Company	3	141	123,668	5	355	284

Total liabilities	10,003	141	223,668	5	8,968	284

NET ASSETS	$63,382	$2,735,224	$171,609,214	$102,375	$6,120,765	$4,067,436

NET ASSETS REPRESENTED BY:
Accumulation units	$63,382	$2,735,224	$171,608,647	$102,375	$6,051,200	$4,011,966
Contracts in payout phase			567		69,565	55,470

NET ASSETS	$63,382	$2,735,224	$171,609,214	$102,375	$6,120,765	$4,067,436

ACCUMULATION UNITS OUTSTANDING	4,870	249,243	14,017,723	9,089	287,263	114,804

UNIT VALUE (ACCUMULATION)	$13.01	$10.97	$12.24	$11.26	$21.07	$34.95

(1) Cost of investments:	$64,843	$2,710,204	$159,559,060	$100,076	$5,396,177	$2,969,372
Shares of investments:	5,649	203,827	12,471,524	3,927	296,430	110,631

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND

ASSETS:
Investments at fair value (1)	$12,319,902	$4,076,222	$14,755,975	$2,321,579	$3,209,165	$3,302,837
Investment income due and accrued
Receivable for investments sold					8,246	2,214
Purchase payments receivable		85
Due from Great-West Life & Annuity Insurance Company	4,418	1,670	19,172	412	843	1,843

Total assets	12,324,320	4,077,977	14,775,147	2,321,991	3,218,254	3,306,894

LIABILITIES:
Payable for investments purchased		85
Redemptions payable					8,246	2,214
Due to Great-West Life & Annuity Insurance Company	741	248	873	139	196	207

Total liabilities	741	333	873	139	8,442	2,421

NET ASSETS	$12,323,579	$4,077,644	$14,774,274	$2,321,852	$3,209,812	$3,304,473

NET ASSETS REPRESENTED BY:
Accumulation units	$12,159,070	$4,063,330	$14,674,313	$2,318,654	$3,186,512	$3,296,204
Contracts in payout phase	164,509	14,314	99,961	3,198	23,300	8,269

NET ASSETS	$12,323,579	$4,077,644	$14,774,274	$2,321,852	$3,209,812	$3,304,473

ACCUMULATION UNITS OUTSTANDING	529,334	197,773	963,051	101,679	155,245	349,713

UNIT VALUE (ACCUMULATION)	$22.97	$20.55	$15.24	$22.80	$20.53	$9.43

(1) Cost of investments:	$11,933,154	$3,932,554	$12,950,079	$2,228,498	$2,984,140	$2,644,137
Shares of investments:	542,727	739,786	369,917	161,109	160,298	143,789

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO

ASSETS:
Investments at fair value (1)	$2,436,182	$14,697,382	$92,183,624	$22,647,710	$43,702,934	$9,565,953
Investment income due and accrued
Receivable for investments sold			1,354		985
Purchase payments receivable	10,000			766		37
Due from Great-West Life & Annuity Insurance Company		5,795	124,041	78,358	10,089

Total assets	2,446,182	14,703,177	92,309,019	22,726,834	43,714,008	9,565,990

LIABILITIES:
Payable for investments purchased	9,480			766		37
Redemptions payable	520		1,354		985
Due to Great-West Life & Annuity Insurance Company	112	785	5,425	1,256	2,597	4,223

Total liabilities	10,112	785	6,779	2,022	3,582	4,260

NET ASSETS	$2,436,070	$14,702,392	$92,302,240	$22,724,812	$43,710,426	$9,561,730

NET ASSETS REPRESENTED BY:
Accumulation units	$2,436,070	$14,685,688	$90,602,674	$22,396,177	$43,187,631	$9,430,982
Contracts in payout phase		16,704	1,699,566	328,635	522,795	130,748

NET ASSETS	$2,436,070	$14,702,392	$92,302,240	$22,724,812	$43,710,426	$9,561,730

ACCUMULATION UNITS OUTSTANDING	219,888	820,179	5,440,212	1,518,112	2,795,357	397,799

UNIT VALUE (ACCUMULATION)	$11.08	$17.91	$16.65	$14.75	$15.45	$23.71

(1) Cost of investments:	$2,251,504	$11,982,438	$78,563,881	$23,057,223	$44,529,513	$5,903,703
Shares of investments:	131,099	416,711	2,485,404	1,937,358	3,433,066	186,835

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

ASSETS:
Investments at fair value (1)	$140,934	$4,761,127	$3,698,080	$1,817,575	$7,721,357	$2,750,650
Investment income due and accrued
Receivable for investments sold				22,099
Purchase payments receivable						84
Due from Great-West Life & Annuity Insurance Company			8,198	18,993		4,110

Total assets	140,934	4,761,127	3,706,278	1,858,667	7,721,357	2,754,844

LIABILITIES:
Payable for investments purchased						84
Redemptions payable				22,099
Due to Great-West Life & Annuity Insurance Company	6	269	257	128	8,336	157

Total liabilities	6	269	257	22,227	8,336	241

NET ASSETS	$140,928	$4,760,858	$3,706,021	$1,836,440	$7,713,021	$2,754,603

NET ASSETS REPRESENTED BY:
Accumulation units	$140,928	$4,760,858	$3,661,347	$1,759,048	$7,628,577	$2,724,920
Contracts in payout phase			44,674	77,392	84,444	29,683

NET ASSETS	$140,928	$4,760,858	$3,706,021	$1,836,440	$7,713,021	$2,754,603

ACCUMULATION UNITS OUTSTANDING	7,656	254,416	138,682	175,775	202,216	108,292

UNIT VALUE (ACCUMULATION)	$18.41	$18.71	$26.40	$10.01	$37.72	$25.16

(1) Cost of investments:	$112,231	$4,348,388	$4,400,264	$1,833,791	$5,439,993	$2,375,288
Shares of investments:	12,363	411,862	115,637	59,127	211,486	107,280

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO

ASSETS:
Investments at fair value (1)	$17,682,851	$21,211,837	$37,521,828	$84,851	$7,165,811	$6,229,490
Investment income due and accrued
Receivable for investments sold	1,374	8,651	536
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company	20,340	65,749	16,148		3,233	51,558

Total assets	17,704,565	21,286,237	37,538,512	84,851	7,169,044	6,281,048

LIABILITIES:
Payable for investments purchased
Redemptions payable	1,374	8,651	536
Due to Great-West Life & Annuity Insurance Company	1,033	1,331	2,172	4	439	433

Total liabilities	2,407	9,982	2,708	4	439	433

NET ASSETS	$17,702,158	$21,276,255	$37,535,804	$84,847	$7,168,605	$6,280,615

NET ASSETS REPRESENTED BY:
Accumulation units	$17,482,358	$20,836,185	$37,355,466	$84,847	$7,128,550	$5,985,245
Contracts in payout phase	219,800	440,070	180,338		40,055	295,370

NET ASSETS	$17,702,158	$21,276,255	$37,535,804	$84,847	$7,168,605	$6,280,615

ACCUMULATION UNITS OUTSTANDING	1,021,414	556,258	1,682,321	7,758	468,216	118,489

UNIT VALUE (ACCUMULATION)	$17.12	$37.46	$22.20	$10.94	$15.22	$50.51

(1) Cost of investments:	$15,181,215	$17,958,648	$30,380,083	$81,554	$6,781,248	$5,836,698
Shares of investments:	749,591	432,286	1,349,706	9,417	247,267	286,809

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

ASSETS:
Investments at fair value (1)	$	920,298	$	817,546	$	22,675,436	$	34,102,582	$	16,504,750	$	1,844,450
Investment income due and accrued
Receivable for investments sold										368
Purchase payments receivable								38,929				794
Due from Great-West Life & Annuity Insurance Company		4,362				59,661		66,412		644

Total assets		924,660		817,546		22,735,097		34,207,923		16,505,762		1,845,244

LIABILITIES:
Payable for investments purchased								30,532				722
Redemptions payable								8,397		368		72
Due to Great-West Life & Annuity Insurance Company		51		33		1,369		2,060		903		102

Total liabilities		51		33		1,369		40,989		1,271		896

NET ASSETS	$	924,609	$	817,513	$	22,733,728	$	34,166,934	$	16,504,491	$	1,844,348

NET ASSETS REPRESENTED BY:
Accumulation units	$	896,381	$	817,513	$	22,494,250	$	33,767,576	$	16,453,526	$	1,844,348
Contracts in payout phase		28,228				239,478		399,358		50,965

NET ASSETS	$	924,609	$	817,513	$	22,733,728	$	34,166,934	$	16,504,491	$	1,844,348

ACCUMULATION UNITS OUTSTANDING		48,886		65,873		733,549		1,085,761		840,557		134,960

UNIT VALUE (ACCUMULATION)	$	18.34	$	12.41	$	30.66	$	31.10	$	19.57	$	13.67

(1) Cost of investments:	$	801,226	$	691,069	$	20,933,610	$	26,291,805	$	14,865,878	$	1,670,182
Shares of investments:		41,418		31,823		878,893		719,160		6,372,490		71,518

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$	1,006,158	$	202,587	$	33,358,494	$	74,239,655	$	1,598,403	$	118,270,426
Investment income due and accrued				835		137,469		71,972		363		189,193
Receivable for investments sold						3,821
Purchase payments receivable		956				760		2,017		241		9,798
Due from Great-West Life & Annuity Insurance Company						29,822		147,547				104,269

Total assets		1,007,114		203,422		33,530,366		74,461,191		1,599,007		118,573,686

LIABILITIES:
Payable for investments purchased		956						1,053		241		1,702
Redemptions payable						4,581		964				8,096
Due to Great-West Life & Annuity Insurance Company		49		9		1,983		4,318		73		6,864

Total liabilities		1,005		9		6,564		6,335		314		16,662

NET ASSETS	$	1,006,109	$	203,413	$	33,523,802	$	74,454,856	$	1,598,693	$	118,557,024

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,006,109	$	203,413	$	33,263,005	$	73,375,676	$	1,598,693	$	117,295,382
Contracts in payout phase						260,797		1,079,180				1,261,642

NET ASSETS	$	1,006,109	$	203,413	$	33,523,802	$	74,454,856	$	1,598,693	$	118,557,024

ACCUMULATION UNITS OUTSTANDING		158,199		19,670		1,572,941		5,774,027		158,096		7,788,905

UNIT VALUE (ACCUMULATION)	$	6.36	$	10.34	$	21.15	$	12.71	$	10.11	$	15.06

(1) Cost of investments:	$	1,039,511	$	201,997	$	32,871,950	$	76,052,483	$	1,598,443	$	120,016,932
Shares of investments:		140,525		15,418		4,238,691		7,249,966		128,696		10,810,825

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

ASSETS:
Investments at fair value (1)	$	3,258,312	$	1,830,446	$	5,705,543	$	1,394,560	$	833,017	$	7,119,781
Investment income due and accrued
Receivable for investments sold						57,607				8,009
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company				4,384		9,165		1,948		1,064

Total assets		3,258,312		1,834,830		5,772,315		1,396,508		842,090		7,119,781

LIABILITIES:
Payable for investments purchased
Redemptions payable						57,607				8,009
Due to Great-West Life & Annuity Insurance Company		5,906		115		390		88		47		2,374

Total liabilities		5,906		115		57,997		88		8,056		2,374

NET ASSETS	$	3,252,406	$	1,834,715	$	5,714,318	$	1,396,420	$	834,034	$	7,117,407

NET ASSETS REPRESENTED BY:
Accumulation units	$	3,195,740	$	1,817,784	$	5,701,824	$	1,388,116	$	832,970	$	7,014,350
Contracts in payout phase		56,666		16,931		12,494		8,304		1,064		103,057

NET ASSETS	$	3,252,406	$	1,834,715	$	5,714,318	$	1,396,420	$	834,034	$	7,117,407

ACCUMULATION UNITS OUTSTANDING		121,358		95,744		197,065		49,903		84,016		656,794

UNIT VALUE (ACCUMULATION)	$	26.33	$	18.99	$	28.93	$	27.82	$	9.91	$	10.68

(1) Cost of investments:	$	3,650,963	$	1,749,929	$	4,969,411	$	905,137	$	1,132,255	$	7,271,788
Shares of investments:		178,147		87,707		188,738		27,323		31,965		747,876

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

		INVESTMENT DIVISIONS
		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL VALUE FUND

ASSETS:
Investments at fair value (1)	$	12,969,553	$	355,121	$	5,209,134	$	1,329,595	$	736,054	$	662,814
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable										10,000
Due from Great-West Life & Annuity Insurance Company		36,510				802

Total assets		13,006,063		355,121		5,209,936		1,329,595		746,054		662,814

LIABILITIES:
Payable for investments purchased										10,000
Redemptions payable
Due to Great-West Life & Annuity Insurance Company		776		19		332		63		39		30

Total liabilities		776		19		332		63		10,039		30

NET ASSETS	$	13,005,287	$	355,102	$	5,209,604	$	1,329,532	$	736,015	$	662,784

NET ASSETS REPRESENTED BY:
Accumulation units	$	12,868,401	$	355,102	$	5,196,728	$	1,329,532	$	736,015	$	662,784
Contracts in payout phase		136,886				12,876

NET ASSETS	$	13,005,287	$	355,102	$	5,209,604	$	1,329,532	$	736,015	$	662,784

ACCUMULATION UNITS OUTSTANDING		624,484		29,118		266,861		128,843		58,576		59,318

UNIT VALUE (ACCUMULATION)	$	20.61	$	12.20	$	19.47	$	10.32	$	12.57	$	11.17

(1) Cost of investments:	$	10,872,396	$	326,266	$	5,832,191	$	1,325,992	$	640,563	$	569,244
Shares of investments:		485,933		19,577		316,857		119,460		47,703		56,554

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		PUTNAM VT INVESTORS FUND		PUTNAM VT SMALL CAP VALUE FUND		ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB S&P 500 INDEX PORTFOLIO

ASSETS:
Investments at fair value (1)	$	902,096	$	38,133	$	3,601,895	$	83,309,396	$	26,842,707	$	328,098,508
Investment income due and accrued								88,768
Receivable for investments sold												4,589
Purchase payments receivable								181,615		1,000		68,183
Due from Great-West Life & Annuity Insurance Company						3,227		91,321		69,158		478,511

Total assets		902,096		38,133		3,605,122		83,671,100		26,912,865		328,649,791

LIABILITIES:
Payable for investments purchased								103,411		54
Redemptions payable								78,204		946		72,772
Due to Great-West Life & Annuity Insurance Company		50		2		221		4,948		1,662		19,322

Total liabilities		50		2		221		186,563		2,662		92,094

NET ASSETS	$	902,046	$	38,131	$	3,604,901	$	83,484,537	$	26,910,203	$	328,557,697

NET ASSETS REPRESENTED BY:
Accumulation units	$	902,046	$	38,131	$	3,563,953	$	81,465,685	$	26,253,655	$	323,347,456
Contracts in payout phase						40,948		2,018,852		656,548		5,210,241

NET ASSETS	$	902,046	$	38,131	$	3,604,901	$	83,484,537	$	26,910,203	$	328,557,697

ACCUMULATION UNITS OUTSTANDING		61,962		2,998		145,222		7,415,602		984,710		13,515,843

UNIT VALUE (ACCUMULATION)	$	14.56	$	12.72	$	24.54	$	10.99	$	26.66	$	23.92

(1) Cost of investments:	$	783,103	$	36,739	$	4,457,806	$	83,309,396	$	22,549,778	$	224,697,473
Shares of investments:		43,834		2,324		421,274		83,309,396		1,281,887		8,304,189

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND

ASSETS:
Investments at fair value (1)	$2,463,345	$2,966,024	$579,458	$427,331	$1,818,119	$9,224,913
Investment income due and accrued
Receivable for investments sold						7,684
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company					4,349	3,637

Total assets	2,463,345	2,966,024	579,458	427,331	1,822,468	9,236,234

LIABILITIES:
Payable for investments purchased
Redemptions payable						7,684
Due to Great-West Life & Annuity Insurance Company	100	131	24	19	107	525

Total liabilities	100	131	24	19	107	8,209

NET ASSETS	$2,463,245	$2,965,893	$579,434	$427,312	$1,822,361	$9,228,025

NET ASSETS REPRESENTED BY:
Accumulation units	$2,463,245	$2,965,893	$579,434	$427,312	$1,751,626	$9,213,337
Contracts in payout phase					70,735	14,688

NET ASSETS	$2,463,245	$2,965,893	$579,434	$427,312	$1,822,361	$9,228,025

ACCUMULATION UNITS OUTSTANDING	220,651	253,509	47,369	27,499	112,288	715,842

UNIT VALUE (ACCUMULATION)	$11.16	$11.70	$12.23	$15.54	$15.60	$12.87

(1) Cost of investments:	$2,396,884	$2,748,681	$533,074	$408,631	$1,757,681	$8,987,974
Shares of investments:	195,814	214,929	37,923	10,095	44,638	596,310

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST FOCUSED FUND	TVST TOUCHSTONE BOND FUND	TVST TOUCHSTONE COMMON STOCK FUND	TVST TOUCHSTONE SMALL COMPANY FUND

ASSETS:
Investments at fair value (1)	$8,091,274	$1,850,106	$3,945,599	$8,627,764	$10,734,888	$5,472,153
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	1,755					9,994
Due from Great-West Life & Annuity Insurance Company	2,220	3,316	5,026	876	6,989	1,168

Total assets	8,095,249	1,853,422	3,950,625	8,628,640	10,741,877	5,483,315

LIABILITIES:
Payable for investments purchased	1,755					4,712
Redemptions payable						5,282
Due to Great-West Life & Annuity Insurance Company	438	108	219	483	626	324

Total liabilities	2,193	108	219	483	626	10,318

NET ASSETS	$8,093,056	$1,853,314	$3,950,406	$8,628,157	$10,741,251	$5,472,997

NET ASSETS REPRESENTED BY:
Accumulation units	$8,052,188	$1,834,808	$3,926,179	$8,585,856	$10,722,707	$5,471,829
Contracts in payout phase	40,868	18,506	24,227	42,301	18,544	1,168

NET ASSETS	$8,093,056	$1,853,314	$3,950,406	$8,628,157	$10,741,251	$5,472,997

ACCUMULATION UNITS OUTSTANDING	820,566	149,587	141,915	731,172	375,444	212,331

UNIT VALUE (ACCUMULATION)	$9.81	$12.27	$27.67	$11.74	$28.56	$25.77

(1) Cost of investments:	$8,136,438	$1,317,971	$3,713,065	$8,785,071	$9,990,500	$4,833,018
Shares of investments:	490,083	100,114	208,983	898,725	572,833	347,880

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO

ASSETS:
Investments at fair value (1)	$3,234,282	$4,775,128	$5,348,149	$4,050,219	$6,453,165	$3,291,945
Investment income due and accrued
Receivable for investments sold		198	798		1,570
Purchase payments receivable	45,402			55		1,081
Due from Great-West Life & Annuity Insurance Company		6,965

Total assets	3,279,684	4,782,291	5,348,947	4,050,274	6,454,735	3,293,026

LIABILITIES:
Payable for investments purchased	45,402			55		1,081
Redemptions payable		198	798		1,570
Due to Great-West Life & Annuity Insurance Company	564	290	239	184	299	147

Total liabilities	45,966	488	1,037	239	1,869	1,228

NET ASSETS	$3,233,718	$4,781,803	$5,347,910	$4,050,035	$6,452,866	$3,291,798

NET ASSETS REPRESENTED BY:
Accumulation units	$3,224,090	$4,735,321	$5,347,910	$4,050,035	$6,452,866	$3,291,798
Contracts in payout phase	9,628	46,482

NET ASSETS	$3,233,718	$4,781,803	$5,347,910	$4,050,035	$6,452,866	$3,291,798

ACCUMULATION UNITS OUTSTANDING	317,250	401,450	336,842	318,691	465,137	257,196

UNIT VALUE (ACCUMULATION)	$10.16	$11.80	$15.88	$12.71	$13.87	$12.80

(1) Cost of investments:	$3,040,234	$4,812,989	$4,324,515	$3,816,672	$5,750,612	$3,372,555
Shares of investments:	141,420	536,531	152,282	237,689	272,056	250,529

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	WELLS FARGO VT DISCOVERY FUND	WELLS FARGO VT OMEGA GROWTH FUND	WELLS FARGO VT OPPORTUNITY FUND

ASSETS:
Investments at fair value (1)	$2,388,627	$7,254,529	$1,144,355	$6,540,260
Investment income due and accrued		1
Receivable for investments sold	567	7,866
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company		8,537		84,771

Total assets	2,389,194	7,270,933	1,144,355	6,625,031

LIABILITIES:
Payable for investments purchased
Redemptions payable	567	7,866
Due to Great-West Life & Annuity Insurance Company	111	413	73	398

Total liabilities	678	8,279	73	398

NET ASSETS	$2,388,516	$7,262,654	$1,144,282	$6,624,633

NET ASSETS REPRESENTED BY:
Accumulation units	$2,388,516	$7,209,776	$1,144,282	$6,455,487
Contracts in payout phase		52,878		169,146

NET ASSETS	$2,388,516	$7,262,654	$1,144,282	$6,624,633

ACCUMULATION UNITS OUTSTANDING	162,782	284,773	80,198	231,513

UNIT VALUE (ACCUMULATION)	$14.67	$25.32	$14.27	$27.88

(1) Cost of investments:	$2,047,016	$6,747,707	$1,004,893	$5,751,466
Shares of investments:	97,020	228,561	41,002	240,982

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$115,949	$		$105,454	$65,947	$330,321	$29,165

EXPENSES:
Mortality and expense risk	55,833		26,442	67,328	22,010	129,021	45,965

NET INVESTMENT INCOME (LOSS)	60,116		(26,442)	38,126	43,937	201,300	(16,800)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	335,531		23,641	226,825	23,650	(511,200)	(155,958)
Realized gain on distributions	686,216		189,760			987,517	313,656

Net realized gain (loss) on investments	1,021,747		213,401	226,825	23,650	476,317	157,698

Change in net unrealized appreciation (depreciation) on investments	267,562		908,748	2,365,960	597,363	372,546	567,440

Net realized and unrealized gain (loss) on investments	1,289,309		1,122,149	2,592,785	621,013	848,863	725,138

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,349,425		$1,095,707	$2,630,911	$664,950	$1,050,163	$708,338

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

INVESTMENT INCOME:
Dividends	$24,889	$1,386	$		$		$4,438	$337,205

EXPENSES:
Mortality and expense risk	5,878	3,862		191,091		34,666	472	154,784

NET INVESTMENT INCOME (LOSS)	19,011	(2,476)		(191,091)		(34,666)	3,966	182,421

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	7,103	7,048		1,069,176		138,440	2,705	13,508
Realized gain on distributions		53,892		2,370,504		110,729		836,832

Net realized gain (loss) on investments	7,103	60,940		3,439,680		249,169	2,705	850,340

Change in net unrealized appreciation (depreciation) on investments	90,854	113,565		2,578,805		903,772	3,110	1,609,710

Net realized and unrealized gain (loss) on investments	97,957	174,505		6,018,485		1,152,941	5,815	2,460,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,968	$172,029		$5,827,394		$1,118,275	$9,781	$2,642,471

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS INTERNATIONAL FUND
							(1)
INVESTMENT INCOME:
Dividends		$154,815	$45,068	$163,102	$434,995	$10,181	$6,664

EXPENSES:
Mortality and expense risk		45,638	42,021	84,643	193,417	5,946	1,826

NET INVESTMENT INCOME (LOSS)		109,177	3,047	78,459	241,578	4,235	4,838

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		890,177	115,428	475,646	2,347,305	(1,999)	89
Realized gain on distributions		146,429		247,993		30,118	4,244

Net realized gain (loss) on investments		1,036,606	115,428	723,639	2,347,305	28,119	4,333

Change in net unrealized appreciation (depreciation) on investments		63,331	1,328,144	366,384	(603,843)	240,908	46,929

Net realized and unrealized gain (loss) on investments		1,099,937	1,443,572	1,090,023	1,743,462	269,027	51,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$1,209,114	$1,446,619	$1,168,482	$1,985,040	$273,262	$56,100

	(1)	For the period May 17, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS
	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND

INVESTMENT INCOME:
Dividends	$9,061	$87,234	$748	$		$		$

EXPENSES:
Mortality and expense risk	3,927	38,701	911		4,190		12,799		97,136

NET INVESTMENT INCOME (LOSS)	5,134	48,533	(163)		(4,190)		(12,799)		(97,136)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	11,869	3,498	2,618		1,210		71,779		(535,714)
Realized gain on distributions		72,052	9,787		20,608				3,468,810

Net realized gain (loss) on investments	11,869	75,550	12,405		21,818		71,779		2,933,096

Change in net unrealized appreciation (depreciation) on investments	122,371	579,334	2,169		164,785		354,648		474,732

Net realized and unrealized gain (loss) on investments	134,240	654,884	14,574		186,603		426,427		3,407,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$139,374	$703,417	$14,411		$182,413		$413,628		$3,310,692

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES	DEUTSCHE CAPITAL GROWTH VIP
							(1)

INVESTMENT INCOME:
Dividends		$7,962	$13,304	$190,081	$27,409	$		$152,187

EXPENSES:
Mortality and expense risk		21,665	20,473	162,620	63,140		99	155,975

NET INVESTMENT INCOME (LOSS)		(13,703)	(7,169)	27,461	(35,731)		(99)	(3,788)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		228,540	151,954	963,326	3,988		5	721,478
Realized gain on distributions		163,020		764,706	590,941			1,609,955

Net realized gain (loss) on investments		391,560	151,954	1,728,032	594,929		5	2,331,433

Change in net unrealized appreciation (depreciation) on investments		(40,570)	694,534	665,438	875,084		2,793	2,405,533

Net realized and unrealized gain (loss) on investments		350,990	846,488	2,393,470	1,470,013		2,798	4,736,966

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$337,287	$839,319	$2,420,931	$1,434,282		$2,699	$4,733,178

	(1)	For the period May 16, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DEUTSCHE CORE EQUITY VIP	DEUTSCHE CROCI® U.S. VIP		DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE SMALL CAP INDEX VIP	DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP

INVESTMENT INCOME:
Dividends	$128,818	$117,372	$		$207,779	$1,175	$35,726

EXPENSES:
Mortality and expense risk	77,213	55,062		5,885	159,200	8,528	34,945

NET INVESTMENT INCOME (LOSS)	51,605	62,310		(5,885)	48,579	(7,353)	781

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	571,788	95,422		(14,693)	817,262	(26,297)	179,760
Realized gain on distributions	734,761			67,400	804,555	61,092	106,111

Net realized gain (loss) on investments	1,306,549	95,422		52,707	1,621,817	34,795	285,871

Change in net unrealized appreciation (depreciation) on investments	603,996	1,347,804		105,673	1,131,286	215,365	146,120

Net realized and unrealized gain (loss) on investments	1,910,545	1,443,226		158,380	2,753,103	250,160	431,991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,962,150	$1,505,536		$152,495	$2,801,682	$242,807	$432,772

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II

INVESTMENT INCOME:
Dividends	$22,405	$32,254	$123,676	$35,707	$		$884,945

EXPENSES:
Mortality and expense risk	8,849	20,609	70,161	33,913		4,539	271,691

NET INVESTMENT INCOME (LOSS)	13,556	11,645	53,515	1,794		(4,539)	613,254

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	18,772	135,161	(68,434)	92,349		134,018	(468,287)
Realized gain on distributions	132,952	47,652	1,203,219	191,548		7,462

Net realized gain (loss) on investments	151,724	182,813	1,134,785	283,897		141,480	(468,287)

Change in net unrealized appreciation (depreciation) on investments	27,242	183,856	968,502	527,819		324	304,624

Net realized and unrealized gain (loss) on investments	178,966	366,669	2,103,287	811,716		141,804	(163,663)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$192,522	$378,314	$2,156,802	$813,510		$137,265	$449,591

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
							(1)

INVESTMENT INCOME:
Dividends		$30,035	$25,626	$29,185	$2,040	$5,579	$9,277

EXPENSES:
Mortality and expense risk		15,474	5,519	39,875	235	1,307	189

NET INVESTMENT INCOME (LOSS)		14,561	20,107	(10,690)	1,805	4,272	9,088

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(107,461)	11,868	(104,977)	12	140	740
Realized gain on distributions				399,158		18,510	4,626

Net realized gain (loss) on investments		(107,461)	11,868	294,181	12	18,650	5,366

Change in net unrealized appreciation (depreciation) on investments		266,885	70,944	182,723	(166)	(731)	(6,181)

Net realized and unrealized gain (loss) on investments		159,424	82,812	476,904	(154)	17,919	(815)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$173,985	$102,919	$466,214	$1,651	$22,191	$8,273

	(1)	For the period May 23, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

			INVESTMENT DIVISIONS

			GREAT-WEST INVESCO SMALL CAP VALUE FUND		GREAT-WEST LOOMIS SAYLES BOND FUND		GREAT-WEST SECURE- FOUNDATION® BALANCED FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
			(1)						(2)
INVESTMENT INCOME:
Dividends		$	108	$	25,776	$	3,116,180	$	290	$	116,964	$	41,111
EXPENSES:
Mortality and expense risk			149		8,768		1,030,357		232		39,607		33,433

NET INVESTMENT INCOME (LOSS)			(41)		17,008		2,085,823		58		77,357		7,678

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares			35		10,236		446,080		36		219,422		84,266
Realized gain on distributions			4,628				3,475,244		5,073		227,797		205,923

Net realized gain (loss) on investments			4,663		10,236		3,921,324		5,109		447,219		290,189

Change in net unrealized appreciation (depreciation) on investments			(1,458)		27,560		11,803,966		2,304		357,360		155,039

Net realized and unrealized gain (loss) on investments			3,205		37,796		15,725,290		7,413		804,579		445,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$	3,164	$	54,804	$	17,811,113	$	7,471	$	881,936	$	452,906

	(1)		For the period May 23, 2017 to December 31, 2017.
	(2)		For the period May 31, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND

INVESTMENT INCOME:
Dividends	$	176,717	$	164,275	$	198,682	$	12,008	$		$

EXPENSES:
Mortality and expense risk		84,603		29,839		96,361		16,485		22,383		23,279

NET INVESTMENT INCOME (LOSS)		92,114		134,436		102,321		(4,477)		(22,383)		(23,279)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		12,202		101,863		233,854		167		(77,251)		118,606
Realized gain on distributions		485,561						46,499		135,988		166,168

Net realized gain (loss) on investments		497,763		101,863		233,854		46,666		58,737		284,774

Change in net unrealized appreciation (depreciation) on investments		890,751		(25,119)		2,265,932		256,695		344,505		587,243

Net realized and unrealized gain (loss) on investments		1,388,514		76,744		2,499,786		303,361		403,242		872,017

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	1,480,628	$	211,180	$	2,602,107	$	298,884	$	380,859	$	848,738

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO

INVESTMENT INCOME:
Dividends	$	8,591	$	223,509	$	1,152,817	$	653,147	$	1,129,076	$	71,485

EXPENSES:
Mortality and expense risk		6,537		90,007		582,026		147,937		333,110		68,314

NET INVESTMENT INCOME (LOSS)		2,054		133,502		570,791		505,210		795,966		3,171

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		12,598		81,759		947,917		19,977		(499,068)		289,307
Realized gain on distributions				28,014		156,647

Net realized gain (loss) on investments		12,598		109,773		1,104,564		19,977		(499,068)		289,307

Change in net unrealized appreciation (depreciation)on investments		183,962		2,023,521		11,301,244		91,731		904,352		1,635,348

Net realized and unrealized gain (loss) on investments		196,560		2,133,294		12,405,808		111,708		405,284		1,924,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	198,614	$	2,266,796	$	12,976,599	$	616,918	$	1,201,250	$	1,927,826

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

		INVESTMENT DIVISIONS
		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

INVESTMENT INCOME:
Dividends	$	705	$	13,248	$	59,227	$	28,019	$	28,384	$	8,411

EXPENSES:
Mortality and expense risk		735		19,694		30,388		14,551		61,326		16,343

NET INVESTMENT INCOME (LOSS)		(30)		(6,446)		28,839		13,468		(32,942)		(7,932)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		23,736		319,114		(318,581)		(160,674)		146,399		146,430
Realized gain on distributions		9,027		169,584						68,459		18,467

Net realized gain (loss) on investments		32,763		488,698		(318,581)		(160,674)		214,858		164,897

Change in net unrealized appreciation (depreciation) on investments		17,195		407,866		1,217,148		578,680		1,514,773		153,450

Net realized and unrealized gain (loss) on investments		49,958		896,564		898,567		418,006		1,729,631		318,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	49,928	$	890,118	$	927,406	$	431,474	$	1,696,689	$	310,415

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

			LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II INTERNATIONAL VALUE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
									(1)
INVESTMENT INCOME:
Dividends		$	283,973	$		$	445,239	$	554	$	310,809	$	98,908

EXPENSES:
Mortality and expense risk			115,391		155,457		231,028		179		54,773		56,758

NET INVESTMENT INCOME (LOSS)			168,582		(155,457)		214,211		375		256,036		42,150
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares			239,277		929,977		1,196,642		(206)		(159,799)		490,352
Realized gain on distributions					820,303		32,462		1,345

Net realized gain (loss) on investments			239,277		1,750,280		1,229,104		1,139		(159,799)		490,352

Change in net unrealized appreciation (depreciation)on investments			3,322,946		3,102,126		5,999,564		3,297		822,511		(410,865)

Net realized and unrealized gain (loss) on investments			3,562,223		4,852,406		7,228,668		4,436		662,712		79,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$	3,730,805	$	4,696,949	$	7,442,879	$	4,811	$	918,748	$	121,637

	(1)		For the period June 21, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
INVESTMENT INCOME:
Dividends	$	4,291	$	2,667	$	1,057,942	$	277,220	$	202,453	$	15,223

EXPENSES:
Mortality and expense risk		6,324		3,705		153,013		217,827		97,303		11,402

NET INVESTMENT INCOME (LOSS)		(2,033)		(1,038)		904,929		59,393		105,150		3,821

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		76		648		594,624		833,923		270,250		47,882
Realized gain on distributions				28,657		418,922						93,449

Net realized gain (loss) on investments		76		29,305		1,013,546		833,923		270,250		141,331

Change in net unrealized appreciation (depreciation) on investments		130,534		93,725		954,246		7,978,391		2,857,304		63,633

Net realized and unrealized gain (loss) on investments		130,610		123,030		1,967,792		8,812,314		3,127,554		204,964

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	128,577	$	121,992	$	2,872,721	$	8,871,707	$	3,232,704	$	208,785

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO
			(1)
INVESTMENT INCOME:
Dividends		$110,697	$3,654	$1,555,807	$980,396	$30,019	$2,246,899

EXPENSES:
Mortality and expense risk		5,960	433	231,822	522,137	6,962	784,698

NET INVESTMENT INCOME (LOSS)		104,737	3,221	1,323,985	458,259	23,057	1,462,201

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(25,990)	3	(119,972)	(323,774)	(8,138)	(375,936)
Realized gain on distributions

Net realized gain (loss) on investments		(25,990)	3	(119,972)	(323,774)	(8,138)	(375,936)

Change in net unrealized appreciation (depreciation) on investments		(62,125)	590	557,695	321,796	22,740	3,359,421

Net realized and unrealized gain (loss) on investments		(88,115)	593	437,723	(1,978)	14,602	2,983,485

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$16,622	$3,814	$1,761,708	$456,281	$37,659	$4,445,686

	(1)	For the period May 22, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

		INVESTMENT DIVISIONS

		PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
		(1)
INVESTMENT INCOME:
Dividends	$		$36,453	$11,218	$3,877	$		$

EXPENSES:
Mortality and expense risk		920	24,607	14,017	41,215		11,906		5,537

NET INVESTMENT INCOME (LOSS)		(920)	11,846	(2,799)	(37,338)		(11,906)		(5,537)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(37,204)	(58,021)	(17,564)	103,804		158,690		(43,154)
Realized gain on distributions			433,726	145,489	61,878

Net realized gain (loss) on investments		(37,204)	375,705	127,925	165,682		158,690		(43,154)

Change in net unrealized appreciation (depreciation) on investments		76,537	199,545	91,278	1,160,815		180,539		32,425

Net realized and unrealized gain (loss) on investments		39,333	575,250	219,203	1,326,497		339,229		(10,729)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$38,413	$587,096	$216,404	$1,289,159		$327,323		$(16,266)

(1)		For the period January 1, 2017 to November 2, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND

INVESTMENT INCOME:
Dividends	$221,088	$	221,676	$	2,710	$	31,322	$	37,841	$	8,072

EXPENSES:
Mortality and expense risk	66,389		91,236		1,460		44,324		5,647		2,950

NET INVESTMENT INCOME (LOSS)	154,699		130,440		1,250		(13,002)		32,194		5,122

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(249,535)		545,069		1,056		(420,717)		(4,602)		1,474
Realized gain on distributions			392,638		5,521		507,757

Net realized gain (loss) on investments	(249,535)		937,707		6,577		87,040		(4,602)		1,474

Change in net unrealized appreciation (depreciation) on investments	197,217		975,583		24,125		712,543		19,012		89,900

Net realized and unrealized gain (loss) on investments	(52,318)		1,913,290		30,702		799,583		14,410		91,374

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,381	$	2,043,730	$	31,952	$	786,581	$	46,604	$	96,496

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND	PUTNAM VT SMALL CAP VALUE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II

INVESTMENT INCOME:
Dividends	$8,811	$9,483	$427	$27,863	$392,482	$399,946

EXPENSES:
Mortality and expense risk	2,889	5,156	169	26,698	647,012	197,789

NET INVESTMENT INCOME (LOSS)	5,922	4,327	258	1,165	(254,530)	202,157

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	8,409	21,073	1,888	(350,153)		1,230,878
Realized gain on distributions		39,197	1,844			1,267,358

Net realized gain (loss) on investments	8,409	60,270	3,732	(350,153)	0	2,498,236

Change in net unrealized appreciation (depreciation) on investments	93,519	88,649	(2,399)	485,406		1,162,240

Net realized and unrealized gain (loss) on investments	101,928	148,919	1,333	135,253	0	3,660,476

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$107,850	$153,246	$1,591	$136,418	$(254,530)	$3,862,633

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II

INVESTMENT INCOME:
Dividends	$4,828,462	$	8,351	$	27,587	$	6,008	$		$

EXPENSES:
Mortality and expense risk	2,119,953		4,600		10,205		1,818		1,918		13,429

NET INVESTMENT INCOME (LOSS)	2,708,509		3,751		17,382		4,190		(1,918)		(13,429)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	18,042,916		700		13,897		964		(7,084)		(24,295)
Realized gain on distributions	73,232		4,981		11,510		1,268		18,090		76,451

Net realized gain (loss) on investments	18,116,148		5,681		25,407		2,232		11,006		52,156

Change in net unrealized appreciation (depreciation) on investments	35,218,293		68,155		213,272		44,589		70,872		393,813

Net realized and unrealized gain (loss) on investments	53,334,441		73,836		238,679		46,821		81,878		445,969

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,042,950	$	77,587	$	256,061	$	51,011	$	79,960	$	432,540

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST FOCUSED FUND		TVST TOUCHSTONE BOND FUND	TVST TOUCHSTONE COMMON STOCK FUND

INVESTMENT INCOME:
Dividends	$209,725	$		$15,026	$20,320	$		$1,141

EXPENSES:
Mortality and expense risk	56,268		46,330	13,195	25,201		67,769	69,980

NET INVESTMENT INCOME (LOSS)	153,457		(46,330)	1,831	(4,881)		(67,769)	(68,839)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(59,930)		(140,207)	93,724	40,442		(191,130)	(40,592)
Realized gain on distributions			22,320					61,421

Net realized gain (loss) on investments	(59,930)		(117,887)	93,724	40,442		(191,130)	20,829

Change in net unrealized appreciation (depreciation) on investments	1,074,688		220,104	129,680	417,839		550,366	1,896,762

Net realized and unrealized gain (loss) on investments	1,014,758		102,217	223,404	458,281		359,236	1,917,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,168,215		$55,887	$225,235	$453,400		$291,467	$1,848,752

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	TVST TOUCHSTONE SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO
INVESTMENT INCOME:
Dividends	$3,087	$		$131,439	$36,983	$61,557	$44,110

EXPENSES:
Mortality and expense risk	36,202		19,618	40,085	21,195	16,171	26,671

NET INVESTMENT INCOME (LOSS)	(33,115)		(19,618)	91,354	15,788	45,386	17,439

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(176,006)		190,182	(303,449)	51,371	(18,386)	(5,574)
Realized gain on distributions	136,949				81,273	205,357	161,229

Net realized gain (loss) on investments	(39,057)		190,182	(303,449)	132,644	186,971	155,655

Change in net unrealized appreciation (depreciation) on investments	909,425		(246,876)	808,415	812,306	127,769	623,825

Net realized and unrealized gain (loss) on investments	870,368		(56,694)	504,966	944,950	314,740	779,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$837,253		$(76,312)	$596,320	$960,738	$360,126	$796,919

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

	INVESTMENT DIVISIONS

	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO VT DISCOVERY FUND	WELLS FARGO VT OMEGA GROWTH FUND	WELLS FARGO VT OPPORTUNITY FUND

INVESTMENT INCOME:
Dividends	$64,853	$7,079	$		$136	$40,935

EXPENSES:
Mortality and expense risk	15,842	10,137		42,423	7,808	44,486

NET INVESTMENT INCOME (LOSS)	49,011	(3,058)		(42,423)	(7,672)	(3,551)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(8,421)	386		(81,282)	32,203	91,174
Realized gain on distributions	115,654	97,575		309,468	34,578	492,123

Net realized gain (loss) on investments	107,233	97,961		228,186	66,781	583,297

Change in net unrealized appreciation (depreciation) on investments	(38,199)	273,241		1,291,194	221,458	500,120

Net realized and unrealized gain (loss) on investments	69,034	371,202		1,519,380	288,239	1,083,417

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,045	$368,144		$1,476,957	$280,567	$1,079,866

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$60,116	$27,973	$(26,442)	$(19,183)	$38,126	$(69,005)
Net realized gain (loss) on investments	1,021,747	675,677	213,401	605,003	226,825	(36,819)
Change in net unrealized appreciation (depreciation) on investments	267,562	87,313	908,748	(562,868)	2,365,960	(646,837)

Increase (decrease) in net assets resulting from operations	1,349,425	790,963	1,095,707	22,952	2,630,911	(752,661)

CONTRACT TRANSACTIONS:
Purchase payments received	74,348	136,384	938,642	113,481	19,458	226,938
Transfers for contract benefits and terminations	(459,701)	(620,505)	(159,000)	(120,827)	(622,250)	(448,915)
Net transfers	(427,492)	964,321	740,053	536,071	(902,740)	(1,039,922)
Contract charges	(35)	(35)	(7)	(7)	(93)	(70)
Adjustments to net assets allocated to contracts in payout phase	6,441	12,922			5,261	(514)

Increase (decrease) in net assets resulting from contract transactions	(806,439)	493,087	1,519,688	528,718	(1,500,364)	(1,262,483)

Total increase (decrease) in net assets	542,986	1,284,050	2,615,395	551,670	1,130,547	(2,015,144)

NET ASSETS:
Beginning of period	8,103,995	6,819,945	2,940,448	2,388,778	8,560,082	10,575,226

End of period	$8,646,981	$8,103,995	$5,555,843	$2,940,448	$9,690,629	$8,560,082

CHANGES IN UNITS OUTSTANDING:
Units issued	23,437	89,009	164,069	73,769	48,336	27,883
Units redeemed	(65,671)	(51,413)	(61,773)	(40,115)	(151,112)	(112,703)

Net increase (decrease)	(42,234)	37,596	102,296	33,654	(102,776)	(84,820)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AB VPS INTERNATIONAL VALUE PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$43,937	$14,990	$201,300	$187,963	$(16,800)	$(7,322)
Net realized gain (loss) on investments	23,650	36,305	476,317	(195,387)	157,698	(28,517)
Change in net unrealized appreciation (depreciation) on investments	597,363	(102,694)	372,546	1,267,207	567,440	1,284,935

Increase (decrease) in net assets resulting from operations	664,950	(51,399)	1,050,163	1,259,783	708,338	1,249,096

CONTRACT TRANSACTIONS:
Purchase payments received			241,556	216,421	197,684	130,025
Transfers for contract benefits and terminations	(104,941)	(340,679)	(972,952)	(1,372,704)	(255,107)	(406,927)
Net transfers	(200,073)	(242,836)	(1,110,525)	(30,706)	(1,366,087)	411,874
Contract charges	(22)	(30)			(87)	(100)
Adjustments to net assets allocated to contracts in payout phase	566	1,373	66,295	182,771	191	445

Increase (decrease) in net assets resulting from contract transactions	(304,470)	(582,172)	(1,775,626)	(1,004,218)	(1,423,406)	135,317

Total increase (decrease) in net assets	360,480	(633,571)	(725,463)	255,565	(715,068)	1,384,413

NET ASSETS:
Beginning of period	2,793,788	3,427,359	19,182,734	18,927,169	7,049,791	5,665,378

End of period	$3,154,268	$2,793,788	$18,457,271	$19,182,734	$6,334,723	$7,049,791

CHANGES IN UNITS OUTSTANDING:
Units issued	3,608	188	30,895	118,556	100,439	98,514
Units redeemed	(36,058)	(74,394)	(58,524)	(145,107)	(160,328)	(90,213)

Net increase (decrease)	(32,450)	(74,206)	(27,629)	(26,551)	(59,889)	8,301

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,011	$10,170	$(2,476)	$(653)	$(191,091)	$(173,099)
Net realized gain (loss) on investments	7,103	1,743	60,940	(4,979)	3,439,680	518,380
Change in net unrealized appreciation (depreciation) on investments	90,854	47,688	113,565	3,988	2,578,805	(866,015)

Increase (decrease) in net assets resulting from operations	116,968	59,601	172,029	(1,644)	5,827,394	(520,734)

CONTRACT TRANSACTIONS:
Purchase payments received			167,866	275,677	759,134	318,759
Transfers for contract benefits and terminations	(12,496)	(12,429)	(22,994)	(744)	(1,321,563)	(1,227,488)
Net transfers	(23,275)	(1)	154,728	380	(799,571)	(2,630,543)
Contract charges					(1,086)	(1,421)
Adjustments to net assets allocated to contracts in payout phase	945	2,382			12,772	27,019

Increase (decrease) in net assets resulting from contract transactions	(34,826)	(10,048)	299,600	275,313	(1,350,314)	(3,513,674)

Total increase (decrease) in net assets	82,142	49,553	471,629	273,669	4,477,080	(4,034,408)

NET ASSETS:
Beginning of period	831,476	781,923	435,322	161,653	21,261,330	25,295,738

End of period	$913,618	$831,476	$906,951	$435,322	$25,738,410	$21,261,330

CHANGES IN UNITS OUTSTANDING:
Units issued	216	227	29,268	32,997	257,780	102,955
Units redeemed	(1,967)	(747)	(3,235)	(5,637)	(288,380)	(243,624)

Net increase (decrease)	(1,751)	(520)	26,033	27,360	(30,600)	(140,669)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ALGER MID CAP GROWTH PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
	2017	2016	2017	2016	2017	2016
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(34,666)	$(31,109)	$3,966	$421	$182,421	$155,062
Net realized gain (loss) on investments	249,169	302,294	2,705	3	850,340	588,834
Change in net unrealized appreciation (depreciation) on investments	903,772	(304,366)	3,110	72	1,609,710	324,481

Increase (decrease) in net assets resulting from operations	1,118,275	(33,181)	9,781	496	2,642,471	1,068,377

CONTRACT TRANSACTIONS:
Purchase payments received	540	12,393	62,967	5,417	2,522,225	2,164,204
Transfers for contract benefits and terminations	(105,582)	(209,891)	(1,512)		(836,001)	(1,233,904)
Net transfers	165,663	(711,041)	74,055	2,955	435,757	(1,316,899)
Contract charges	(89)	(148)			(248)	(346)
Adjustments to net assets allocated to contracts in payout phase	2,699	15,820			870	3,510

Increase (decrease) in net assets resulting from contract transactions	63,231	(892,867)	135,510	8,372	2,122,603	(383,435)

Total increase (decrease) in net assets	1,181,506	(926,048)	145,291	8,868	4,765,074	684,942

NET ASSETS:
Beginning of period	3,863,439	4,789,487	8,868	0	18,762,060	18,077,118

End of period	$5,044,945	$3,863,439	$154,159	$8,868	$23,527,134	$18,762,060

CHANGES IN UNITS OUTSTANDING:
Units issued	14,972	6,422	12,726	838	327,781	302,490
Units redeemed	(12,580)	(46,711)	(1,874)		(117,914)	(281,621)

Net increase (decrease)	2,392	(40,289)	10,852	838	209,867	20,869

	(1) For the period May 4, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$109,177	$93,178	$3,047	$13,538	$78,459	$77,694
Net realized gain (loss) on investments	1,036,606	361,240	115,428	35,177	723,639	609,163
Change in net unrealized appreciation (depreciation) on investments	63,331	256,642	1,328,144	(360,636)	366,384	1,115,628

Increase (decrease) in net assets resulting from operations	1,209,114	711,060	1,446,619	(311,921)	1,168,482	1,802,485

CONTRACT TRANSACTIONS:
Purchase payments received	272,560	313,512	406,838	498,492	653,988	246,962
Transfers for contract benefits and terminations	(342,778)	(413,857)	(219,695)	(271,760)	(455,769)	(458,042)
Net transfers	(290,753)	516,134	564,152	(22,515)	(797,833)	2,395,394
Contract charges			(127)	(153)	(90)	(44)
Adjustments to net assets allocated to contracts in payout phase	(649)	5,055	1,448	4,243	(1,577)	6,131

Increase (decrease) in net assets resulting from contract transactions	(361,620)	420,844	752,616	208,307	(601,281)	2,190,401

Total increase (decrease) in net assets	847,494	1,131,904	2,199,235	(103,614)	567,201	3,992,886

NET ASSETS:
Beginning of period	6,252,257	5,120,353	4,728,666	4,832,280	11,550,607	7,557,721

End of period	$7,099,751	$6,252,257	$6,927,901	$4,728,666	$12,117,808	$11,550,607

CHANGES IN UNITS OUTSTANDING:
Units issued	144,959	187,493	108,128	111,321	111,569	207,092
Units redeemed	(163,232)	(145,152)	(57,644)	(79,917)	(114,826)	(106,827)

Net increase (decrease)	(18,273)	42,341	50,484	31,404	(3,257)	100,265

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS INTERNATIONAL FUND
	2017	2016	2017	2016	2017
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$241,578	$254,864	$4,235	$4,761	$4,838
Net realized gain (loss) on investments	2,347,305	2,020,435	28,119	52,517	4,333
Change in net unrealized appreciation (depreciation) on investments	(603,843)	2,032,217	240,908	(35,621)	46,929

Increase (decrease) in net assets resulting from operations	1,985,040	4,307,516	273,262	21,657	56,100

CONTRACT TRANSACTIONS:
Purchase payments received	380,772	457,873	216,240	145,518	154,753
Transfers for contract benefits and terminations	(1,623,774)	(1,931,120)	(82,087)	(23,088)
Net transfers	(2,803,089)	3,166,364	70,383	76,282	415,709
Contract charges	(176)	(196)
Adjustments to net assets allocated to contracts in payout phase	(9,558)	18,670

Increase (decrease) in net assets resulting from contract transactions	(4,055,825)	1,711,591	204,536	198,712	570,462

Total increase (decrease) in net assets	(2,070,785)	6,019,107	477,798	220,369	626,562

NET ASSETS:
Beginning of period	28,673,401	22,654,294	754,909	534,540	0

End of period	$26,602,616	$28,673,401	$1,232,707	$754,909	$626,562

CHANGES IN UNITS OUTSTANDING:
Units issued	109,401	349,556	29,275	25,136	54,054
Units redeemed	(260,358)	(270,416)	(12,244)	(5,071)

Net increase (decrease)	(150,957)	79,140	17,031	20,065	54,054

(1)	For the period May 17, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
	2017	2016	2017	2016	2017	2016
		(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,134	$1,261	$48,533	$32,781	$(163)	$347
Net realized gain (loss) on investments	11,869	96	75,550	(125,919)	12,405	1,558
Change in net unrealized appreciation (depreciation) on investments	122,371	10,212	579,334	251,136	2,169	5,635

Increase (decrease) in net assets resulting from operations	139,374	11,569	703,417	157,998	14,411	7,540

CONTRACT TRANSACTIONS:
Purchase payments received	684,288	96,898	1,265,932	278,770	80,512	77,158
Transfers for contract benefits and terminations	(44,657)		(365,398)	(271,131)
Net transfers	47,177	215,547	742,404	605,261	(25,858)	26,041
Contract charges
Adjustments to net assets allocated to contracts in payout phase			2,199	(1,053)

Increase (decrease) in net assets resulting from contract transactions	686,808	312,445	1,645,137	611,847	54,654	103,199

Total increase (decrease) in net assets	826,182	324,014	2,348,554	769,845	69,065	110,739

NET ASSETS:
Beginning of period	324,014	0	4,944,380	4,174,535	110,739	0

End of period	$1,150,196	$324,014	$7,292,934	$4,944,380	$179,804	$110,739

CHANGES IN UNITS OUTSTANDING:
Units issued	60,631	31,314	207,317	132,873	6,806	10,010
Units redeemed	(5,615)	(37)	(59,374)	(71,088)	(2,306)

Net increase (decrease)	55,016	31,277	147,943	61,785	4,500	10,010

(1)	For the period May 6, 2016 to December 31, 2016.
(2)	For the period June 17, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO -LARGE CAP GROWTH FUND II
	2017	2016	2017	2016	2016
		(1)		(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,190)	$(2,492)	$(12,799)	$(7,395)	$(3,840)
Net realized gain (loss) on investments	21,818	26,085	71,779	6,127	(358,235)
Change in net unrealized appreciation (depreciation) on investments	164,785	93,282	354,648	76,575	237,081

Increase (decrease) in net assets resulting from operations	182,413	116,875	413,628	75,307	(124,994)

CONTRACT TRANSACTIONS:
Purchase payments received	108,011	54,449	55,602	14,562	100
Transfers for contract benefits and terminations			(64,247)	(73,476)	(19,051)
Net transfers	25,301	540,002	(4,142)	1,522,801	(1,677,543)
Contract charges			(7)	(16)
Adjustments to net assets allocated to contracts in payout phase					4,433

Increase (decrease) in net assets resulting from contract transactions	133,312	594,451	(12,794)	1,463,871	(1,692,061)

Total increase (decrease) in net assets	315,725	711,326	400,834	1,539,178	(1,817,055)

NET ASSETS:
Beginning of period	711,326	0	1,539,178	0	1,817,055

End of period	$1,027,051	$711,326	$1,940,012	$1,539,178	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	11,970	70,475	25,904	161,781	1,320
Units redeemed	(115)	(28)	(26,924)	(15,176)	(93,310)

Net increase (decrease)	11,855	70,447	(1,020)	146,605	(91,990)

(1)	For the period February 26, 2016 to December 31, 2016.
(2)	For the period May 2, 2016 to December 31, 2016.
(3)	For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(97,136)	$(58,685)	$(13,703)	$(6,021)	$(7,169)	$5,019
Net realized gain (loss) on investments	2,933,096	1,505,725	391,560	110,797	151,954	(38,755)
Change in net unrealized appreciation (depreciation) on investments	474,732	(256,335)	(40,570)	416,362	694,534	172,171

Increase (decrease) in net assets resulting from operations	3,310,692	1,190,705	337,287	521,138	839,319	138,435

CONTRACT TRANSACTIONS:
Purchase payments received	177,890	100,770	113,930	44,728	374,760	202,315
Transfers for contract benefits and terminations	(496,418)	(579,384)	(162,741)	(142,080)	(220,066)	(152,735)
Net transfers	3,333,735	267,707	(389,275)	1,777,068	2,325,878	292,059
Contract charges	(76)	(76)	(3)	(1)
Adjustments to net assets allocated to contracts in payout phase	3,701	11,101	203	481

Increase (decrease) in net assets resulting from contract transactions	3,018,832	(199,882)	(437,886)	1,680,196	2,480,572	341,639

Total increase (decrease) in net assets	6,329,524	990,823	(100,599)	2,201,334	3,319,891	480,074

NET ASSETS:
Beginning of period	8,952,178	7,961,355	3,248,700	1,047,366	1,575,612	1,095,538

End of period	$15,281,702	$8,952,178	$3,148,101	$3,248,700	$4,895,503	$1,575,612

CHANGES IN UNITS OUTSTANDING:
Units issued	241,771	227,170	75,645	97,926	270,529	103,708
Units redeemed	(108,851)	(251,151)	(91,440)	(26,363)	(52,289)	(64,999)

Net increase (decrease)	132,920	(23,981)	(15,795)	71,563	218,240	38,709

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES
		2017	2016	2017	2016	2017
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$27,461	$48,266	$(35,731)	$(38,854)	$(99)
Net realized gain (loss) on investments		1,728,032	2,386,669	594,929	793,545	5
Change in net unrealized appreciation (depreciation) on investments		665,438	2,755,917	875,084	(166,860)	2,793

Increase (decrease) in net assets resulting from operations		2,420,931	5,190,852	1,434,282	587,831	2,699

CONTRACT TRANSACTIONS:
Purchase payments received		417,820	89,163	221,272	110,527	47,800
Transfers for contract benefits and terminations		(1,153,561)	(657,156)	(293,407)	(236,878)
Net transfers		(419,374)	(531,747)	(612,201)	21,894	88
Contract charges		(156)	(139)	(138)	(180)
Adjustments to net assets allocated to contracts in payout phase		7,011	28,015	2,119	6,728

Increase (decrease) in net assets resulting from contract transactions		(1,148,260)	(1,071,864)	(682,355)	(97,909)	47,888

Total increase (decrease) in net assets		1,272,671	4,118,988	751,927	489,922	50,587

NET ASSETS:
Beginning of period		22,466,847	18,347,859	8,345,317	7,855,395	0

End of period		$23,739,518	$22,466,847	$9,097,244	$8,345,317	$50,587

CHANGES IN UNITS OUTSTANDING:
Units issued		85,287	53,344	54,715	96,799	4,583
Units redeemed		(93,331)	(76,106)	(74,277)	(90,804)

Net increase (decrease)		(8,044)	(22,762)	(19,562)	5,995	4,583

	(1)	For the period May 16, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DEUTSCHE CAPITAL GROWTH VIP		DEUTSCHE CORE EQUITY VIP		DEUTSCHE CROCI® U.S. VIP
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,788)	$24,144	$51,605	$66,603	$62,310	$30,507
Net realized gain (loss) on investments	2,331,433	2,795,254	1,306,549	1,621,165	95,422	613,532
Change in net unrealized appreciation (depreciation) on investments	2,405,533	(2,354,507)	603,996	(786,706)	1,347,804	(1,221,099)

Increase (decrease) in net assets resulting from operations	4,733,178	464,891	1,962,150	901,062	1,505,536	(577,060)

CONTRACT TRANSACTIONS:
Purchase payments received	395,555	176,400	334,393	72,702	195,735	56,488
Transfers for contract benefits and terminations	(1,261,279)	(1,421,151)	(315,223)	(753,548)	(777,059)	(698,572)
Net transfers	1,063,082	(2,686,784)	(514,986)	(530,189)	(621,065)	(1,611,495)
Contract charges	(88)	(123)	(44)	(93)	(52)	(68)
Adjustments to net assets allocated to contracts in payout phase	(598)	6,063	1,524	3,732	678	2,704

Increase (decrease) in net assets resulting from contract transactions	196,672	(3,925,595)	(494,336)	(1,207,396)	(1,201,763)	(2,250,943)

Total increase (decrease) in net assets	4,929,850	(3,460,704)	1,467,814	(306,334)	303,773	(2,828,003)

NET ASSETS:
Beginning of period	18,273,744	21,734,448	10,103,866	10,410,200	7,357,263	10,185,266

End of period	$23,203,594	$18,273,744	$11,571,680	$10,103,866	$7,661,036	$7,357,263

CHANGES IN UNITS OUTSTANDING:
Units issued	232,341	167,753	87,467	110,174	35,888	78,809
Units redeemed	(181,036)	(379,298)	(95,760)	(156,233)	(102,329)	(225,891)

Net increase (decrease)	51,305	(211,545)	(8,293)	(46,059)	(66,441)	(147,082)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DEUTSCHE GLOBAL SMALL CAP VIP		DEUTSCHE SMALL CAP INDEX VIP		DEUTSCHE SMALL MID CAP GROWTH VIP
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,885)	$(1,447)	$48,579	$59,989	$(7,353)	$(7,616)
Net realized gain (loss) on investments	52,707	37,625	1,621,817	1,653,606	34,795	252,542
Change in net unrealized appreciation (depreciation) on investments	105,673	(14,576)	1,131,286	1,648,983	215,365	(155,790)

Increase (decrease) in net assets resulting from operations	152,495	21,602	2,801,682	3,362,578	242,807	89,136

CONTRACT TRANSACTIONS:
Purchase payments received	356,146	113,890	1,705,502	626,331	27,319	26,170
Transfers for contract benefits and terminations	(79,314)	(72,158)	(1,687,851)	(1,444,896)	(31,642)	(17,941)
Net transfers	110,822	113,109	367,872	318,247	75,412	(128,917)
Contract charges			(194)	(237)
Adjustments to net assets allocated to contracts in payout phase			27,004	20,462	1,540	2,534

Increase (decrease) in net assets resulting from contract transactions	387,654	154,841	412,333	(480,093)	72,629	(118,154)

Total increase (decrease) in net assets	540,149	176,443	3,214,015	2,882,485	315,436	(29,018)

NET ASSETS:
Beginning of period	599,340	422,897	20,602,634	17,720,149	1,152,862	1,181,880

End of period	$1,139,489	$599,340	$23,816,649	$20,602,634	$1,468,298	$1,152,862

CHANGES IN UNITS OUTSTANDING:
Units issued	47,665	32,263	268,616	178,261	15,010	7,500
Units redeemed	(10,876)	(14,442)	(167,975)	(138,685)	(8,169)	(11,209)

Net increase (decrease)	36,789	17,821	100,641	39,576	6,841	(3,709)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DEUTSCHE SMALL MID CAP VALUE VIP		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO		DREYFUS IP MIDCAP STOCK PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$781	$(4,503)	$13,556	$8,441	$11,645	$7,359
Net realized gain (loss) on investments	285,871	808,649	151,724	45,580	182,813	353,366
Change in net unrealized appreciation (depreciation) on investments	146,120	(51,944)	27,242	214,177	183,856	(68,359)

Increase (decrease) in net assets resulting from operations	432,772	752,202	192,522	268,198	378,314	292,366

CONTRACT TRANSACTIONS:
Purchase payments received	260,728	14,758	862,611	326,629	161,387	58,740
Transfers for contract benefits and terminations	(385,631)	(446,164)	(100,885)	(4,377)	(114,655)	(84,957)
Net transfers	(1,081,970)	(63,479)	(213,315)	142,340	107,397	(10,799)
Contract charges	(41)	(50)				(13)
Adjustments to net assets allocated to contracts in payout phase	49	(1,513)			(188)	6,421

Increase (decrease) in net assets resulting from contract transactions	(1,206,865)	(496,448)	548,411	464,592	153,941	(30,608)

Total increase (decrease) in net assets	(774,093)	255,754	740,933	732,790	532,255	261,758

NET ASSETS:
Beginning of period	5,399,102	5,143,348	1,391,047	658,257	2,385,151	2,123,393

End of period	$4,625,009	$5,399,102	$2,131,980	$1,391,047	$2,917,406	$2,385,151

CHANGES IN UNITS OUTSTANDING:
Units issued	34,033	56,789	83,836	48,053	51,746	24,575
Units redeemed	(92,758)	(86,495)	(37,531)	(2,165)	(35,121)	(25,366)

Net increase (decrease)	(58,725)	(29,706)	46,305	45,888	16,625	(791)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$53,515	$78,454	$1,794	$18,896	$(4,539)	$(3,839)
Net realized gain (loss) on investments	1,134,785	1,404,669	283,897	499,483	141,480	88,215
Change in net unrealized appreciation (depreciation) on investments	968,502	(847,333)	527,819	(164,205)	324	(9,721)

Increase (decrease) in net assets resulting from operations	2,156,802	635,790	813,510	354,174	137,265	74,655

CONTRACT TRANSACTIONS:
Purchase payments received	6,058	12,040	203,525	25,630
Transfers for contract benefits and terminations	(323,031)	(848,556)	(247,766)	(400,181)	(25,050)	(50,417)
Net transfers	(725,184)	(935,481)	452,297	122,143	963	6,893
Contract charges	(208)	(255)	(65)	(74)	(14)	(5)
Adjustments to net assets allocated to contracts in payout phase	(6,934)	8,424	9	1,959

Increase (decrease) in net assets resulting from contract transactions	(1,049,299)	(1,763,828)	408,000	(250,523)	(24,101)	(43,529)

Total increase (decrease) in net assets	1,107,503	(1,128,038)	1,221,510	103,651	113,164	31,126

NET ASSETS:
Beginning of period	8,666,832	9,794,870	4,058,382	3,954,731	594,160	563,034

End of period	$9,774,335	$8,666,832	$5,279,892	$4,058,382	$707,324	$594,160

CHANGES IN UNITS OUTSTANDING:
Units issued	4,219	25,769	69,964	24,704	14,806	7,654
Units redeemed	(51,838)	(120,154)	(31,920)	(39,376)	(15,973)	(10,844)

Net increase (decrease)	(47,619)	(94,385)	38,044	(14,672)	(1,167)	(3,190)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR US GOVERNMENT SECURITIES II		FEDERATED MANAGED TAIL RISK FUND II		FEDERATED MANAGED VOLATILITY FUND II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$613,254	$648,926	$14,561	$18,598	$20,107	$24,756
Net realized gain (loss) on investments	(468,287)	(241,918)	(107,461)	(85,995)	11,868	1,850
Change in net unrealized appreciation (depreciation) on investments	304,624	(93,758)	266,885	(32,180)	70,944	12,038

Increase (decrease) in net assets resulting from operations	449,591	313,250	173,985	(99,577)	102,919	38,644

CONTRACT TRANSACTIONS:
Purchase payments received	606,777	982,361
Transfers for contract benefits and terminations	(4,955,288)	(2,801,720)	(161,819)	(85,526)	(33,085)	(36,072)
Net transfers	(1,841,030)	1,887,668	(77,491)	(86,639)	(32,415)	(43,595)
Contract charges	(534)	(656)	(193)	(297)	(84)	(78)
Adjustments to net assets allocated to contracts in payout phase	(28,202)	72,444	1,697	5,187	(20,538)	1,943

Increase (decrease) in net assets resulting from contract transactions	(6,218,277)	140,097	(237,806)	(167,275)	(86,122)	(77,802)

Total increase (decrease) in net assets	(5,768,686)	453,347	(63,821)	(266,852)	16,797	(39,158)

NET ASSETS:
Beginning of period	38,225,238	37,771,891	1,844,123	2,110,975	641,521	680,679

End of period	$32,456,552	$38,225,238	$1,780,302	$1,844,123	$658,318	$641,521

CHANGES IN UNITS OUTSTANDING:
Units issued	216,787	743,756	331	890	207	220
Units redeemed	(641,343)	(651,758)	(14,335)	(10,349)	(2,843)	(4,070)

Net increase (decrease)	(424,556)	91,998	(14,004)	(9,459)	(2,636)	(3,850)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

		INVESTMENT DIVISIONS

		FRANKLIN SMALL CAP VALUE VIP FUND		GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST ARIEL MID CAP VALUE FUND
		2017	2016	2017	2016	2017	2016
					(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$(10,690)	$3,458	$1,805	$(7)	$4,272	$39
Net realized gain (loss) on investments		294,181	273,571	12	1	18,650	55
Change in net unrealized appreciation (depreciation) on investments		182,723	908,856	(166)	386	(731)	413

Increase (decrease) in net assets resulting from operations		466,214	1,185,885	1,651	380	22,191	507

CONTRACT TRANSACTIONS:
Purchase payments received		185,681	299,178	62,018		143,251	8,173
Transfers for contract benefits and terminations		(460,192)	(396,189)
Net transfers		(1,117,183)	1,344,417	5,928	23,646	84,022	1
Contract charges		(32)	(24)
Adjustments to net assets allocated to contracts in payout phase		165	463

Increase (decrease) in net assets resulting from contract transactions		(1,391,561)	1,247,845	67,946	23,646	227,273	8,174

Total increase (decrease) in net assets		(925,347)	2,433,730	69,597	24,026	249,464	8,681

NET ASSETS:
Beginning of period		5,970,298	3,536,568	24,026	0	8,681	0

End of period		$5,044,951	$5,970,298	$93,623	$24,026	$258,145	$8,681

CHANGES IN UNITS OUTSTANDING:
Units issued		147,133	176,941	6,431	2,367	21,849	873
Units redeemed		(216,116)	(90,824)

Net increase (decrease)		(68,983)	86,117	6,431	2,367	21,849	873

	(1)	For the period May 16, 2016 to December 31, 2016.
	(2)	For the period October 17, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LOOMIS SAYLES BOND FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND
		2017	2017	2017	2016	2017	2016
		(1)	(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$9,088	$(41)	$17,008	$2,177	$2,085,823	$1,571,042
Net realized gain (loss) on investments		5,366	4,663	10,236	1,604	3,921,324	2,282,945
Change in net unrealized appreciation (depreciation) on investments		(6,181)	(1,458)	27,560	(2,399)	11,803,966	4,949,818

Increase (decrease) in net assets resulting from operations		8,273	3,164	54,804	1,382	17,811,113	8,803,805

CONTRACT TRANSACTIONS:
Purchase payments received		129,707	51,107	1,781,527	79,498	28,194,171	54,225,020
Transfers for contract benefits and terminations		(15,531)		(6,268)		(11,650,544)	(7,486,686)
Net transfers		17,444	9,111	596,318	227,963	4,435,838	(802)
Contract charges						(1,469,924)	(930,633)
Adjustments to net assets allocated to contracts in payout phase						(114,332)

Increase (decrease) in net assets resulting from contract transactions		131,620	60,218	2,371,577	307,461	19,395,209	45,806,899

Total increase (decrease) in net assets		139,893	63,382	2,426,381	308,843	37,206,322	54,610,704

NET ASSETS:
Beginning of period		0	0	308,843	0	134,402,892	79,792,188

End of period		$139,893	$63,382	$2,735,224	$308,843	$171,609,214	$134,402,892

CHANGES IN UNITS OUTSTANDING:
Units issued		11,730	4,940	248,156	29,742	2,963,585	5,509,899
Units redeemed		(1,216)	(70)	(28,655)		(1,266,429)	(1,090,514)

Net increase (decrease)		10,514	4,870	219,501	29,742	1,697,156	4,419,385

	(1)	For the period May 23, 2017 to December 31, 2017.
	(2)	For the period May 16, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS
		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
		2017	2017	2016	2017	2016
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$58	$77,357	$42,489	$7,678	$(3,565)
Net realized gain (loss) on investments		5,109	447,219	564,527	290,189	436,484
Change in net unrealized appreciation (depreciation) on investments		2,304	357,360	204,389	155,039	(88,440)

Increase (decrease) in net assets resulting from operations		7,471	881,936	811,405	452,906	344,479

CONTRACT TRANSACTIONS:
Purchase payments received		75,870	517,819	103,506
Transfers for contract benefits and terminations			(784,372)	(705,325)	(154,326)	(225,220)
Net transfers		19,034	(182,689)	(393,129)	(48,183)	(279,686)
Contract charges			(41)	(25)	(279)	(389)
Adjustments to net assets allocated to contracts in payout phase			4,527	2,281	52	10,754

Increase (decrease) in net assets resulting from contract transactions		94,904	(444,756)	(992,692)	(202,736)	(494,541)

Total increase (decrease) in net assets		102,375	437,180	(181,287)	250,170	(150,062)

NET ASSETS:
Beginning of period		0	5,683,585	5,864,872	3,817,266	3,967,328

End of period		$102,375	$6,120,765	$5,683,585	$4,067,436	$3,817,266

CHANGES IN UNITS OUTSTANDING:
Units issued		9,150	77,467	40,507	253	170
Units redeemed		(61)	(84,212)	(100,399)	(6,264)	(17,071)

Net increase (decrease)		9,089	(6,745)	(59,892)	(6,011)	(16,901)

	(1)	For the period May 31, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$92,114	$38,210	$134,436	$134,588	$102,321	$76,257
Net realized gain (loss) on investments	497,763	1,028,274	101,863	(43,214)	233,854	254,590
Change in net unrealized appreciation (depreciation) on investments	890,751	650,561	(25,119)	268,058	2,265,932	(474,957)

Increase (decrease) in net assets resulting from operations	1,480,628	1,717,045	211,180	359,432	2,602,107	(144,110)

CONTRACT TRANSACTIONS:
Purchase payments received	797,633	31,989	128,232	124,989	777,315	422,294
Transfers for contract benefits and terminations	(1,035,180)	(827,835)	(291,571)	(508,770)	(379,652)	(901,398)
Net transfers	(228,647)	(403,378)	310,411	97,767	228,117	(657,671)
Contract charges	(129)	(96)	(111)	(144)	(22)	(44)
Adjustments to net assets allocated to contracts in payout phase	2,566	3,388	(8,619)	3,669	6,558	12,574

Increase (decrease) in net assets resulting from contract transactions	(463,757)	(1,195,932)	138,342	(282,489)	632,316	(1,124,245)

Total increase (decrease) in net assets	1,016,871	521,113	349,522	76,943	3,234,423	(1,268,355)

NET ASSETS:
Beginning of period	11,306,708	10,785,595	3,728,122	3,651,179	11,539,851	12,808,206

End of period	$12,323,579	$11,306,708	$4,077,644	$3,728,122	$14,774,274	$11,539,851

CHANGES IN UNITS OUTSTANDING:
Units issued	118,034	62,486	36,152	123,976	217,021	129,191
Units redeemed	(115,253)	(123,986)	(23,169)	(134,586)	(156,664)	(203,739)

Net increase (decrease)	2,781	(61,500)	12,983	(10,610)	60,357	(74,548)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,477)	$(14,312)	$(22,383)	$(16,271)	$(23,279)	$(18,489)
Net realized gain (loss) on investments	46,666	130,926	58,737	(232,868)	284,774	21,097
Change in net unrealized appreciation (depreciation) on investments	256,695	142,287	344,505	501,680	587,243	(93,280)

Increase (decrease) in net assets resulting from operations	298,884	258,901	380,859	252,541	848,738	(90,672)

CONTRACT TRANSACTIONS:
Purchase payments received		62,541	308,971	117,104	960	8,248
Transfers for contract benefits and terminations	(93,252)	(88,417)	(194,149)	(173,601)	(124,313)	(79,487)
Net transfers	(79,919)	(338,736)	(147,779)	187,593	185,283	(433,848)
Contract charges	(6)	(12)	(46)	(47)	(297)	(313)
Adjustments to net assets allocated to contracts in payout phase	(243)	2,035	(112)	955	509	2,882

Increase (decrease) in net assets resulting from contract transactions	(173,420)	(362,589)	(33,115)	132,004	62,142	(502,518)

Total increase (decrease) in net assets	125,464	(103,688)	347,744	384,545	910,880	(593,190)

NET ASSETS:
Beginning of period	2,196,388	2,300,076	2,862,068	2,477,523	2,393,593	2,986,783

End of period	$2,321,852	$2,196,388	$3,209,812	$2,862,068	$3,304,473	$2,393,593

CHANGES IN UNITS OUTSTANDING:
Units issued	313	8,115	40,967	67,674	59,304	32,161
Units redeemed	(8,125)	(27,823)	(34,745)	(47,767)	(76,993)	(93,547)

Net increase (decrease)	(7,812)	(19,708)	6,222	19,907	(17,689)	(61,386)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,054	$1,835	$133,502	$202,405	$570,791	$857,793
Net realized gain (loss) on investments	12,598	1,115	109,773	141,046	1,104,564	1,729,160
Change in net unrealized appreciation (depreciation) on investments	183,962	600	2,023,521	154,426	11,301,244	(87,786)

Increase (decrease) in net assets resulting from operations	198,614	3,550	2,266,796	497,877	12,976,599	2,499,167

CONTRACT TRANSACTIONS:
Purchase payments received	1,905,213	178,292	970,982	2,253,569	10,724,012	6,031,307
Transfers for contract benefits and terminations	(41,612)	(160)	(681,100)	(821,618)	(2,459,676)	(4,410,599)
Net transfers	89,864	(26,445)	(857,813)	(670,718)	(868,869)	(2,626,345)
Contract charges			(103)	(121)	(426)	(497)
Adjustments to net assets allocated to contracts in payout phase			2,150	1,025	28,631	169,694

Increase (decrease) in net assets resulting from contract transactions	1,953,465	151,687	(565,884)	762,137	7,423,672	(836,440)

Total increase (decrease) in net assets	2,152,079	155,237	1,700,912	1,260,014	20,400,271	1,662,727

NET ASSETS:
Beginning of period	283,991	128,754	13,001,480	11,741,466	71,901,969	70,239,242

End of period	$2,436,070	$283,991	$14,702,392	$13,001,480	$92,302,240	$71,901,969

CHANGES IN UNITS OUTSTANDING:
Units issued	200,590	24,708	152,759	319,458	1,124,698	890,630
Units redeemed	(12,111)	(7,604)	(176,431)	(184,996)	(423,315)	(742,737)

Net increase (decrease)	188,479	17,104	(23,672)	134,462	701,383	147,893

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$505,210	$432,926	$795,966	$855,876	$3,171	$21,134
Net realized gain (loss) on investments	19,977	48,372	(499,068)	(339,170)	289,307	393,234
Change in net unrealized appreciation (depreciation) on investments	91,731	(200,601)	904,352	223,177	1,635,348	(318,495)

Increase (decrease) in net assets resulting from operations	616,918	280,697	1,201,250	739,883	1,927,826	95,873

CONTRACT TRANSACTIONS:
Purchase payments received	1,606,169	2,349,497	485,058	382,237	191,945	76,727
Transfers for contract benefits and terminations	(912,405)	(950,560)	(3,748,630)	(4,351,243)	(361,535)	(529,636)
Net transfers	836,114	700,359	(3,439,762)	4,905,536	564,272	(576,579)
Contract charges	(203)	(303)	(188)	(302)	(861)	(1,105)
Adjustments to net assets allocated to contracts in payout phase	8,318	64,620	(8,646)	39,134	(23,803)	7,583

Increase (decrease) in net assets resulting from contract transactions	1,537,993	2,163,613	(6,712,168)	975,362	370,018	(1,023,010)

Total increase (decrease) in net assets	2,154,911	2,444,310	(5,510,918)	1,715,245	2,297,844	(927,137)

NET ASSETS:
Beginning of period	20,569,901	18,125,591	49,221,344	47,506,099	7,263,886	8,191,023

End of period	$22,724,812	$20,569,901	$43,710,426	$49,221,344	$9,561,730	$7,263,886

CHANGES IN UNITS OUTSTANDING:
Units issued	336,228	372,964	284,984	608,260	70,339	20,853
Units redeemed	(140,185)	(109,523)	(714,498)	(560,715)	(28,170)	(66,466)

Net increase (decrease)	196,043	263,441	(429,514)	47,545	42,169	(45,613)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES			JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES				JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
	2017	2016		2017		2016		2017		2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(30)	$(533)	$	(6,446)	$	(6,533)	$	28,839	$	130,063
Net realized gain (loss) on investments	32,763	(17,508)		488,698		68,092		(318,581)		(397,044)
Change in net unrealized appreciation (depreciation) on investments	17,195	23,587		407,866		8,193		1,217,148		(37,524)

Increase (decrease) in net assets resulting from operations	49,928	5,546		890,118		69,752		927,406		(304,505)

CONTRACT TRANSACTIONS:
Purchase payments received	23,154	3,471		2,037		25,505
Transfers for contract benefits and terminations	(2,169)	(25,473)		(159,217)		(218,970)		(264,507)		(224,362)
Net transfers	(73,878)	(154,167)		2,432,517		726,237		(195,846)		(295,193)
Contract charges								(384)		(531)
Adjustments to net assets allocated to contracts in payout phase								(474)		(1,446)

Increase (decrease) in net assets resulting from contract transactions	(52,893)	(176,169)		2,275,337		532,772		(461,211)		(521,532)

Total increase (decrease) in net assets	(2,965)	(170,623)		3,165,455		602,524		466,195		(826,037)

NET ASSETS:
Beginning of period	143,893	314,516		1,595,403		992,879		3,239,826		4,065,863

End of period	$140,928	$143,893	$	4,760,858	$	1,595,403	$	3,706,021	$	3,239,826

CHANGES IN UNITS OUTSTANDING:
Units issued	3,402	327		278,108		150,466		344		286
Units redeemed	(7,015)	(17,061)		(145,801)		(114,620)		(19,164)		(26,181)

Net increase (decrease)	(3,613)	(16,734)		132,307		35,846		(18,820)		(25,895)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES				JANUS HENDERSON VIT RESEARCH PORTFOLIO				JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
		2017		2016		2017		2016		2017		2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	13,468	$	61,600	$	(32,942)	$	(21,280)	$	(7,932)	$	(2,279)
Net realized gain (loss) on investments		(160,674)		(173,164)		214,858		557,878		164,897		169,146
Change in net unrealized appreciation (depreciation) on investments		578,680		(24,148)		1,514,773		(574,823)		153,450		175,885

Increase (decrease) in net assets resulting from operations		431,474		(135,712)		1,696,689		(38,225)		310,415		342,752

CONTRACT TRANSACTIONS:
Purchase payments received		4,486		14,313						228,499		56,202
Transfers for contract benefits and terminations		(45,801)		(52,843)		(430,386)		(743,057)		(7,919)		(25,185)
Net transfers		(48,456)		(146,572)		(166,826)		(144,052)		168,744		27,225
Contract charges		(88)		(182)		(847)		(1,083)
Adjustments to net assets allocated to contracts in payout phase		8,980		11,410		(25,970)		1,979		626		2,017

Increase (decrease) in net assets resulting from contract transactions		(80,879)		(173,874)		(624,029)		(886,213)		389,950		60,259

Total increase (decrease) in net assets		350,595		(309,586)		1,072,660		(924,438)		700,365		403,011
NET ASSETS:
Beginning of period		1,485,845		1,795,431		6,640,361		7,564,799		2,054,238		1,651,227

End of period	$	1,836,440	$	1,485,845	$	7,713,021	$	6,640,361	$	2,754,603	$	2,054,238

CHANGES IN UNITS OUTSTANDING:
Units issued		28,659		26,840		(547)		286		51,342		18,936
Units redeemed		(39,187)		(52,528)		(18,106)		(30,261)		(34,751)		(11,949)

Net increase (decrease)		(10,528)		(25,688)		(18,653)		(29,975)		16,591		6,987

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO				LVIP BARON GROWTH OPPORTUNITIES FUND				MFS VIT II INTERNATIONAL VALUE PORTFOLIO
		2017		2016		2017		2016		2017		2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	168,582	$	49,142	$	(155,457)	$	(50,358)	$	214,211	$	123,891
Net realized gain (loss) on investments		239,277		(877,026)		1,750,280		1,849,516		1,229,104		1,735,611
Change in net unrealized appreciation (depreciation) on investments		3,322,946		3,045,410		3,102,126		(944,141)		5,999,564		(1,036,598)

Increase (decrease) in net assets resulting from operations		3,730,805		2,217,526		4,696,949		855,017		7,442,879		822,904

CONTRACT TRANSACTIONS:
Purchase payments received		596,552		400,329		70,170		133,061		1,774,172		1,520,383
Transfers for contract benefits and terminations		(1,537,659)		(944,194)		(1,401,101)		(895,643)		(3,066,677)		(1,903,520)
Net transfers		895,057		896,647		(618,942)		(1,849,916)		3,857,543		1,532,952
Contract charges		(117)		(133)		(262)		(408)		(109)		(121)
Adjustments to net assets allocated to contracts in payout phase		4,435		13,433		14,107		25,821		7,070		5,976

Increase (decrease) in net assets resulting from contract transactions		(41,732)		366,082		(1,936,028)		(2,587,085)		2,571,999		1,155,670

Total increase (decrease) in net assets		3,689,073		2,583,608		2,760,921		(1,732,068)		10,014,878		1,978,574

NET ASSETS:
Beginning of period		14,013,085		11,429,477		18,515,334		20,247,402		27,520,926		25,542,352

End of period	$	17,702,158	$	14,013,085	$	21,276,255	$	18,515,334	$	37,535,804	$	27,520,926

CHANGES IN UNITS OUTSTANDING:
Units issued		344,442		361,269		64,967		25,562		368,756		361,672
Units redeemed		(317,321)		(317,156)		(108,449)		(118,004)		(201,277)		(237,581)

Net increase (decrease)		27,121		44,113		(43,482)		(92,442)		167,479		124,091

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES				MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
		2017		2017		2016		2017		2016
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	375	$	256,036	$	239,986	$	42,150	$	46,891
Net realized gain (loss) on investments		1,139		(159,799)		(696,867)		490,352		672,216
Change in net unrealized appreciation (depreciation) on investments		3,297		822,511		1,082,757		(410,865)		(221,500)

Increase (decrease) in net assets resulting from operations		4,811		918,748		625,876		121,637		497,607

CONTRACT TRANSACTIONS:
Purchase payments received		55,885		284,879		154,005		125		750
Transfers for contract benefits and terminations				(337,288)		(302,066)		(468,025)		(935,391)
Net transfers		24,151		226,964		52,224		(1,335,700)		352,997
Contract charges				(116)		(127)		(293)		(421)
Adjustments to net assets allocated to contracts in payout phase				20,527		(11,816)		43,919		4,806

Increase (decrease) in net assets resulting from contract transactions		80,036		194,966		(107,780)		(1,759,974)		(577,259)

Total increase (decrease) in net assets		84,847		1,113,714		518,096		(1,638,337)		(79,652)

NET ASSETS:
Beginning of period		0		6,054,891		5,536,795		7,918,952		7,998,604

End of period	$	84,847	$	7,168,605	$	6,054,891	$	6,280,615	$	7,918,952

CHANGES IN UNITS OUTSTANDING:
Units issued		10,271		160,941		283,928		8,824		38,120
Units redeemed		(2,513)		(137,156)		(286,306)		(47,332)		(50,700)

Net increase (decrease)		7,758		23,785		(2,378)		(38,508)		(12,580)

(1) For the period June 21, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO				NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO				NVIT MID CAP INDEX FUND
		2017		2016		2017		2016		2017		2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(2,033)	$	(3,361)	$	(1,038)	$	743	$	904,929	$	78,214
Net realized gain (loss) on investments		76		75,311		29,305		23,670		1,013,546		2,178,508
Change in net unrealized appreciation (depreciation) on investments		130,534		33,915		93,725		33,091		954,246		674,734

Increase (decrease) in net assets resulting from operations		128,577		105,865		121,992		57,504		2,872,721		2,931,456

CONTRACT TRANSACTIONS:
Purchase payments received		121,191		8,603		1,449		586,086		1,084,328		736,841
Transfers for contract benefits and terminations		(53,033)		(6,141)		(1,480)				(1,203,477)		(1,539,628)
Net transfers		(146,731)		(27,086)		(73)		(203)		(61,158)		3,347,376
Contract charges										(131)		(153)
Adjustments to net assets allocated to contracts in payout phase		649		2,227						8,015		17,273

Increase (decrease) in net assets resulting from contract transactions		(77,924)		(22,397)		(104)		585,883		(172,423)		2,561,709

Total increase (decrease) in net assets		50,653		83,468		121,888		643,387		2,700,298		5,493,165

NET ASSETS:
Beginning of period		873,956		790,488		695,625		52,238		20,033,430		14,540,265

End of period	$	924,609	$	873,956	$	817,513	$	695,625	$	22,733,728	$	20,033,430

CHANGES IN UNITS OUTSTANDING:
Units issued		17,905		16,391		125		60,503		184,227		270,859
Units redeemed		(22,998)		(18,161)		(131)		(22)		(148,973)		(130,927)

Net increase (decrease)		(5,093)		(1,770)		(6)		60,481		35,254		139,932

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		OPPENHEIMER GLOBAL FUND/VA				OPPENHEIMER INTERNATIONAL GROWTH FUND/VA				OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
		2017		2016		2017		2016		2017		2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	59,393	$	83,388	$	105,150	$	59,962	$	3,821	$	(3,412)
Net realized gain (loss) on investments		833,923		2,866,609		270,250		674,814		141,331		(65,723)
Change in net unrealized appreciation (depreciation) on investments		7,978,391		(3,409,576)		2,857,304		(1,118,359)		63,633		282,519

Increase (decrease) in net assets resulting from operations		8,871,707		(459,579)		3,232,704		(383,583)		208,785		213,384

CONTRACT TRANSACTIONS:
Purchase payments received		748,602		214,215		1,209,948		563,397		160,529		82,987
Transfers for contract benefits and terminations		(1,437,886)		(2,183,238)		(698,500)		(1,333,054)		(113,391)		(555,018)
Net transfers		954,706		(2,860,198)		(89,651)		(408,063)		290,490		(112,710)
Contract charges		(327)		(458)
Adjustments to net assets allocated to contracts in payout phase		16,961		18,464		622		494

Increase (decrease) in net assets resulting from contract transactions		282,056		(4,811,215)		422,419		(1,177,226)		337,628		(584,741)

Total increase (decrease) in net assets		9,153,763		(5,270,794)		3,655,123		(1,560,809)		546,413		(371,357)

NET ASSETS:
Beginning of period		25,013,171		30,283,965		12,849,368		14,410,177		1,297,935		1,669,292

End of period	$	34,166,934	$	25,013,171	$	16,504,491	$	12,849,368	$	1,844,348	$	1,297,935

CHANGES IN UNITS OUTSTANDING:
Units issued		176,119		42,546		176,503		153,216		61,512		29,608
Units redeemed		(116,257)		(260,909)		(107,186)		(186,450)		(34,133)		(84,315)

Net increase (decrease)		59,862		(218,363)		69,317		(33,234)		27,379		(54,707)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO
		2017	2016	2017	2017	2016
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$104,737	$4,126	$3,221	$1,323,985	$1,337,967
Net realized gain (loss) on investments		(25,990)	(47,500)	3	(119,972)	(653,582)
Change in net unrealized appreciation (depreciation) on investments		(62,125)	129,962	590	557,695	2,542,964

Increase (decrease) in net assets resulting from operations		16,622	86,588	3,814	1,761,708	3,227,349

CONTRACT TRANSACTIONS:
Purchase payments received		156,753	261,769	99,836	2,304,342	1,355,751
Transfers for contract benefits and terminations		(67,438)	(68,723)		(1,720,520)	(2,938,844)
Net transfers		(49,211)	293,930	99,763	243,361	3,424,810
Contract charges					(105)	(115)
Adjustments to net assets allocated to contracts in payout phase					(11,160)	39,153

Increase (decrease) in net assets resulting from contract transactions		40,104	486,976	199,599	815,918	1,880,755

Total increase (decrease) in net assets		56,726	573,564	203,413	2,577,626	5,108,104

NET ASSETS:
Beginning of period		949,383	375,819	0	30,946,176	25,838,072

End of period		$1,006,109	$949,383	$203,413	$33,523,802	$30,946,176

CHANGES IN UNITS OUTSTANDING:
Units issued		41,683	134,483	19,677	475,333	778,731
Units redeemed		(35,101)	(51,642)	(7)	(316,548)	(614,330)

Net increase (decrease)		6,582	82,841	19,670	158,785	164,401

	(1)	For the period May 22, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$458,259	$555,049	$23,057	$12,653	$1,462,201	$1,430,450
Net realized gain (loss) on investments	(323,774)	(259,470)	(8,138)	(13,373)	(375,936)	(875,076)
Change in net unrealized appreciation (depreciation) on investments	321,796	184,226	22,740	34,904	3,359,421	1,481,433

Increase (decrease) in net assets resulting from operations	456,281	479,805	37,659	34,184	4,445,686	2,036,807

CONTRACT TRANSACTIONS:
Purchase payments received	4,944,908	3,631,165	458,642	269,565	8,408,152	5,847,908
Transfers for contract benefits and terminations	(7,584,759)	(5,116,091)	(71,296)	(13,786)	(9,247,292)	(9,640,554)
Net transfers	2,863,405	746,813	298,541	(205,859)	14,341,808	(1,826,712)
Contract charges	(204)	(394)			(397)	(518)
Adjustments to net assets allocated to contracts in payout phase	1,674	138,285			(5,872)	166,109

Increase (decrease) in net assets resulting from contract transactions	225,024	(600,222)	685,887	49,920	13,496,399	(5,453,767)

Total increase (decrease) in net assets	681,305	(120,417)	723,546	84,104	17,942,085	(3,416,960)

NET ASSETS:
Beginning of period	73,773,551	73,893,968	875,147	791,043	100,614,939	104,031,899

End of period	$74,454,856	$73,773,551	$1,598,693	$875,147	$118,557,024	$100,614,939

CHANGES IN UNITS OUTSTANDING:
Units issued	1,394,795	994,939	84,725	119,184	2,097,966	1,278,340
Units redeemed	(1,234,890)	(966,308)	(15,896)	(114,464)	(940,923)	(1,441,749)

Net increase (decrease)	159,905	28,631	68,829	4,720	1,157,043	(163,409)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
		2017	2016	2017	2016	2017	2016
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$(920)	$(765)	$11,846	$15,638	$(2,799)	$(5,368)
Net realized gain (loss) on investments		(37,204)	(22,945)	375,705	532,471	127,925	(103,005)
Change in net unrealized appreciation (depreciation) on investments		76,537	32,603	199,545	(298,656)	91,278	332,898

Increase (decrease) in net assets resulting from operations		38,413	8,893	587,096	249,453	216,404	224,525

CONTRACT TRANSACTIONS:
Purchase payments received				6,410	6,640	720	2,086
Transfers for contract benefits and terminations		(586)	(16,658)	(126,213)	(168,219)	(80,229)	(226,690)
Net transfers		(178,551)	(17,355)	(235,280)	(175,329)	(243,140)	(396,651)
Contract charges				(175)	(223)	(22)	(19)
Adjustments to net assets allocated to contracts in payout phase				(9,656)	3,363	460	(1,633)

Increase (decrease) in net assets resulting from contract transactions		(179,137)	(34,013)	(364,914)	(333,768)	(322,211)	(622,907)

Total increase (decrease) in net assets		(140,724)	(25,120)	222,182	(84,315)	(105,807)	(398,382)

NET ASSETS:
Beginning of period		140,724	165,844	3,030,224	3,114,539	1,940,522	2,338,904

End of period		$0	$140,724	$3,252,406	$3,030,224	$1,834,715	$1,940,522

CHANGES IN UNITS OUTSTANDING:
Units issued				652		37,422	10,918
Units redeemed		(25,643)	(6,175)	(16,665)	(18,729)	(54,654)	(53,363)

Net increase (decrease)		(25,643)	(6,175)	(16,013)	(18,729)	(17,232)	(42,445)

	(1)	For the period January 1, 2017 to November 2, 2017.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37,338)	$(37,381)	$(11,906)	$(12,075)	$(5,537)	$(6,115)
Net realized gain (loss) on investments	165,682	427,671	158,690	108,499	(43,154)	(57,172)
Change in net unrealized appreciation (depreciation) on investments	1,160,815	(281,672)	180,539	(59,954)	32,425	264,548

Increase (decrease) in net assets resulting from operations	1,289,159	108,618	327,323	36,470	(16,266)	201,261

CONTRACT TRANSACTIONS:
Purchase payments received	17,234	17,495		10,000
Transfers for contract benefits and terminations	(248,369)	(186,833)	(19,406)	(62,433)	(25,278)	(104,038)
Net transfers	(34,213)	(763)	(348,124)	(201,778)	(77,454)	(23,975)
Contract charges	(174)	(233)	(14)	(19)
Adjustments to net assets allocated to contracts in payout phase	(474)	1,320	492	877	16	148

Increase (decrease) in net assets resulting from contract transactions	(265,996)	(169,014)	(367,052)	(253,353)	(102,716)	(127,865)

Total increase (decrease) in net assets	1,023,163	(60,396)	(39,729)	(216,883)	(118,982)	73,396

NET ASSETS:
Beginning of period	4,691,155	4,751,551	1,436,149	1,653,032	953,016	879,620

End of period	$5,714,318	$4,691,155	$1,396,420	$1,436,149	$834,034	$953,016

CHANGES IN UNITS OUTSTANDING:
Units issued	29,339	48,420	220	1,392	768	5,921
Units redeemed	(38,893)	(56,491)	(17,742)	(14,157)	(10,936)	(20,051)

Net increase (decrease)	(9,554)	(8,071)	(17,522)	(12,765)	(10,168)	(14,130)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
		2017	2016	2017	2016	2017	2016
							(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$154,699	$162,675	$130,440	$119,845	$1,250	$(260)
Net realized gain (loss) on investments		(249,535)	(156,673)	937,707	929,424	6,577	(1)
Change in net unrealized appreciation (depreciation) on investments		197,217	(71,868)	975,583	251,271	24,125	4,730

Increase (decrease) in net assets resulting from operations		102,381	(65,866)	2,043,730	1,300,540	31,952	4,469

CONTRACT TRANSACTIONS:
Purchase payments received		105,566	390,162	587,176	197,272	143,206	40,487
Transfers for contract benefits and terminations		(2,671,825)	(583,071)	(1,355,534)	(1,290,959)	(9,988)
Net transfers		(2,487,389)	135,292	(295,421)	(116,135)	39,937	105,039
Contract charges		(26)	(33)	(92)	(116)
Adjustments to net assets allocated to contracts in payout phase		(3,353)	4,737	7,775	5,887

Increase (decrease) in net assets resulting from contract transactions		(5,057,027)	(52,913)	(1,056,096)	(1,204,051)	173,155	145,526

Total increase (decrease) in net assets		(4,954,646)	(118,779)	987,634	96,489	205,107	149,995

NET ASSETS:
Beginning of period		12,072,053	12,190,832	12,017,653	11,921,164	149,995	0

End of period		$7,117,407	$12,072,053	$13,005,287	$12,017,653	$355,102	$149,995

CHANGES IN UNITS OUTSTANDING:
Units issued		109,916	487,819	130,059	186,925	15,822	14,136
Units redeemed		(587,520)	(489,782)	(146,984)	(267,349)	(840)

Net increase (decrease)		(477,604)	(1,963)	(16,925)	(80,424)	14,982	14,136

	(1)	For the period September 7, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND
	2017	2016	2017	2016	2017	2016
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,002)	$(57,609)	$32,194	$11,375	$5,122	$(992)
Net realized gain (loss) on investments	87,040	602,089	(4,602)	(930)	1,474	19
Change in net unrealized appreciation (depreciation) on investments	712,543	(1,864,411)	19,012	(9,746)	89,900	5,591

Increase (decrease) in net assets resulting from operations	786,581	(1,319,931)	46,604	699	96,496	4,618

CONTRACT TRANSACTIONS:
Purchase payments received	14,387	14,885	484,200	341,318	275,469	59,895
Transfers for contract benefits and terminations	(407,705)	(395,618)	(14,168)	(3,678)
Net transfers	(1,011,962)	(4,192,660)	133,810	52,499	92,632	206,905
Contract charges	(185)	(208)
Adjustments to net assets allocated to contracts in payout phase	141,996	(143,146)

Increase (decrease) in net assets resulting from contract transactions	(1,263,469)	(4,716,747)	603,842	390,139	368,101	266,800

Total increase (decrease) in net assets	(476,888)	(6,036,678)	650,446	390,838	464,597	271,418

NET ASSETS:
Beginning of period	5,686,492	11,723,170	679,086	288,248	271,418	0

End of period	$5,209,604	$5,686,492	$1,329,532	$679,086	$736,015	$271,418

CHANGES IN UNITS OUTSTANDING:
Units issued	39,544	20,792	66,799	41,379	31,943	27,266
Units redeemed	(98,577)	(297,442)	(7,247)	(1,998)	(606)	(27)

Net increase (decrease)	(59,033)	(276,650)	59,552	39,381	31,337	27,239

	(1) For the period May 6, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT INVESTORS FUND		PUTNAM VT SMALL CAP VALUE FUND
		2017	2016	2017	2016	2017	2016
							(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$5,922	$4,552	$4,327	$6,381	$258	$114
Net realized gain (loss) on investments		8,409	(235)	60,270	21,412	3,732	1,426
Change in net unrealized appreciation (depreciation) on investments		93,519	5,658	88,649	52,937	(2,399)	3,793

Increase (decrease) in net assets resulting from operations		107,850	9,975	153,246	80,730	1,591	5,333

CONTRACT TRANSACTIONS:
Purchase payments received		88,879	183,299	118,863	10,000	114,142	12,109
Transfers for contract benefits and terminations		(30,743)	(265)	(79,204)	(40,055)
Net transfers		68,473	72,734	(27,776)	(85,216)	(95,281)	237
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		126,609	255,768	11,883	(115,271)	18,861	12,346

Total increase (decrease) in net assets		234,459	265,743	165,129	(34,541)	20,452	17,679

NET ASSETS:
Beginning of period		428,325	162,582	736,917	771,458	17,679	0

End of period		$662,784	$428,325	$902,046	$736,917	$38,131	$17,679

CHANGES IN UNITS OUTSTANDING:
Units issued		23,669	29,499	15,413	5,101	9,420	1,522
Units redeemed		(12,043)	(37)	(15,127)	(15,549)	(7,915)	(29)

Net increase (decrease)		11,626	29,462	286	(10,448)	1,505	1,493

	(1)	For the period January 20, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,165	$30,566	$(254,530)	$(708,987)	$202,157	$245,806
Net realized gain (loss) on investments	(350,153)	256,271			2,498,236	2,848,414
Change in net unrealized appreciation (depreciation) on investments	485,406	382,666			1,162,240	(1,022,676)

Increase (decrease) in net assets resulting from operations	136,418	669,503	(254,530)	(708,987)	3,862,633	2,071,544

CONTRACT TRANSACTIONS:
Purchase payments received			24,796,237	15,883,916	44,073	168,867
Transfers for contract benefits and terminations	(255,320)	(332,191)	(17,389,118)	(23,357,715)	(2,464,800)	(2,546,370)
Net transfers	(207,899)	(673,176)	(16,988,550)	804,578	(827,267)	(2,332,911)
Contract charges	(17)	(35)	(6,944)	(8,999)	(657)	(875)
Adjustments to net assets allocated to contracts in payout phase	(897)	3,610	(49,182)	594,834	(5,263)	74,422

Increase (decrease) in net assets resulting from contract transactions	(464,133)	(1,001,792)	(9,637,557)	(6,083,386)	(3,253,914)	(4,636,867)

Total increase (decrease) in net assets	(327,715)	(332,289)	(9,892,087)	(6,792,373)	608,719	(2,565,323)

NET ASSETS:
Beginning of period	3,932,616	4,264,905	93,376,624	100,168,997	26,301,484	28,866,807

End of period	$3,604,901	$3,932,616	$83,484,537	$93,376,624	$26,910,203	$26,301,484

CHANGES IN UNITS OUTSTANDING:
Units issued	939	1,168	5,707,942	6,805,978	31,557	80,941
Units redeemed	(21,816)	(53,377)	(6,548,603)	(7,353,775)	(167,868)	(313,709)

Net increase (decrease)	(20,877)	(52,209)	(840,661)	(547,797)	(136,311)	(232,768)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
		2017	2016	2017	2016	2017	2016
					(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$2,708,509	$2,576,577	$3,751	$(282)	$17,382	$(824)
Net realized gain (loss) on investments		18,116,148	11,372,064	5,681	(239)	25,407	380
Change in net unrealized appreciation (depreciation) on investments		35,218,293	11,970,151	68,155	(1,694)	213,272	4,071

Increase (decrease) in net assets resulting from operations		56,042,950	25,918,792	77,587	(2,215)	256,061	3,627

CONTRACT TRANSACTIONS:
Purchase payments received		25,078,477	14,603,486	815,465	237,860	804,826	2,556,671
Transfers for contract benefits and terminations		(19,141,675)	(12,875,753)	(16,020)	(53,545)	(1,047,283)
Net transfers		(1,355,808)	7,502,538	1,404,113		391,992	(1)
Contract charges		(4,751)	(5,687)
Adjustments to net assets allocated to contracts in payout phase		28,277	380,328

Increase (decrease) in net assets resulting from contract transactions		4,604,520	9,604,912	2,203,558	184,315	149,535	2,556,670

Total increase (decrease) in net assets		60,647,470	35,523,704	2,281,145	182,100	405,596	2,560,297

NET ASSETS:
Beginning of period		267,910,227	232,386,523	182,100	0	2,560,297	0

End of period		$328,557,697	$267,910,227	$2,463,245	$182,100	$2,965,893	$2,560,297

CHANGES IN UNITS OUTSTANDING:
Units issued		2,745,272	2,672,055	204,266	23,116	106,917	247,545
Units redeemed		(1,625,197)	(1,629,751)	(1,470)	(5,261)	(100,953)

Net increase (decrease)		1,120,075	1,042,304	202,796	17,855	5,964	247,545

	(1)	For the period July 6, 2016 to December 31, 2016.
	(2)	For the period June 15, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

		SCHWAB VIT GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
		2017	2016	2017	2016	2017	2016
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$4,190	$(130)	$(1,918)	$(1,327)	$(13,429)	$(22,335)
Net realized gain (loss) on investments		2,232	7	11,006	(40,611)	52,156	(376,079)
Change in net unrealized appreciation (depreciation) on investments		44,589	1,795	70,872	(14,450)	393,813	(97,686)

Increase (decrease) in net assets resulting from operations		51,011	1,672	79,960	(56,388)	432,540	(496,100)

CONTRACT TRANSACTIONS:
Purchase payments received		469,503	56,241	77,779	48,708	30,061	32,387
Transfers for contract benefits and terminations		(851)	(181)	(8,775)	(28,711)	(99,192)	(332,758)
Net transfers		2,039		6,081	(204,917)	(306,045)	(1,910,503)
Contract charges
Adjustments to net assets allocated to contracts in payout phase						3,486	863

Increase (decrease) in net assets resulting from contract transactions		470,691	56,060	75,085	(184,920)	(371,690)	(2,210,011)

Total increase (decrease) in net assets		521,702	57,732	155,045	(241,308)	60,850	(2,706,111)

NET ASSETS:
Beginning of period		57,732	0	272,267	513,575	1,761,511	4,467,622

End of period		$579,434	$57,732	$427,312	$272,267	$1,822,361	$1,761,511

CHANGES IN UNITS OUTSTANDING:
Units issued		42,520	5,520	10,913	4,528	22,228	28,529
Units redeemed		(653)	(18)	(5,649)	(19,635)	(50,701)	(206,076)

Net increase (decrease)		41,867	5,502	5,264	(15,107)	(28,473)	(177,547)

	(1)	For the period July 5, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$153,457	$82,757	$(46,330)	$(44,411)	$1,831	$1,455
Net realized gain (loss) on investments	(59,930)	(112,612)	(117,887)	(372,045)	93,724	150,456
Change in net unrealized appreciation (depreciation) on investments	1,074,688	426,382	220,104	545,247	129,680	9,930

Increase (decrease) in net assets resulting from operations	1,168,215	396,527	55,887	128,791	225,235	161,841

CONTRACT TRANSACTIONS:
Purchase payments received	333,997	402,853	1,307,967	303,828
Transfers for contract benefits and terminations	(492,551)	(551,152)	(903,338)	(466,249)	(113,338)	(341,118)
Net transfers	995,406	294,738	1,111,085	(872,701)	(154,831)	(531,151)
Contract charges	(31)	(38)			(21)	(20)
Adjustments to net assets allocated to contracts in payout phase	399	(7,615)	10	1,727	357	968

Increase (decrease) in net assets resulting from contract transactions	837,220	138,786	1,515,724	(1,033,395)	(267,833)	(871,321)

Total increase (decrease) in net assets	2,005,435	535,313	1,571,611	(904,604)	(42,598)	(709,480)

NET ASSETS:
Beginning of period	7,222,590	6,687,277	6,521,445	7,426,049	1,895,912	2,605,392

End of period	$9,228,025	$7,222,590	$8,093,056	$6,521,445	$1,853,314	$1,895,912

CHANGES IN UNITS OUTSTANDING:
Units issued	210,894	154,803	332,716	126,209	1,023	132
Units redeemed	(142,775)	(133,193)	(178,776)	(239,691)	(24,185)	(92,532)

Net increase (decrease)	68,119	21,610	153,940	(113,482)	(23,162)	(92,400)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	TOUCHSTONE VST FOCUSED FUND		TVST TOUCHSTONE BOND FUND		TVST TOUCHSTONE COMMON STOCK FUND
	2017	2016	2017	2016	2017	2016

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,881)	$(22,206)	$(67,769)	$130,963	$(68,839)	$81,710
Net realized gain (loss) on investments	40,442	759,349	(191,130)	(234,949)	20,829	679,658
Change in net unrealized appreciation (depreciation) on investments	417,839	(359,464)	550,366	142,876	1,896,762	88,075

Increase (decrease) in net assets resulting from operations	453,400	377,679	291,467	38,890	1,848,752	849,443

CONTRACT TRANSACTIONS:
Purchase payments received	172,987	162,804	82,315	728,458	373,450	181,740
Transfers for contract benefits and terminations	(149,626)	(265,302)	(1,240,930)	(1,237,854)	(457,019)	(669,164)
Net transfers	(84,662)	(65,462)	(853,702)	(1,548,227)	128,472	(92,267)
Contract charges	(29)	(35)	(6)	(6)	(16)	(35)
Adjustments to net assets allocated to contracts in payout phase	720	3,754	(591)	14,429	1,176	2,991

Increase (decrease) in net assets resulting from contract transactions	(60,610)	(164,241)	(2,012,914)	(2,043,200)	46,063	(576,735)

Total increase (decrease) in net assets	392,790	213,438	(1,721,447)	(2,004,310)	1,894,815	272,708

NET ASSETS:
Beginning of period	3,557,616	3,344,178	10,349,604	12,353,914	8,846,436	8,573,728

End of period	$3,950,406	$3,557,616	$8,628,157	$10,349,604	$10,741,251	$8,846,436

CHANGES IN UNITS OUTSTANDING:
Units issued	15,221	28,465	59,864	177,067	52,474	42,202
Units redeemed	(13,115)	(28,267)	(230,973)	(322,382)	(39,934)	(64,775)

Net increase (decrease)	2,106	198	(171,109)	(145,315)	12,540	(22,573)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	TVST TOUCHSTONE SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(33,115)	$(22,948)	$(19,618)	$(9,346)	$91,354	$(46,675)
Net realized gain (loss) on investments	(39,057)	44,235	190,182	(1,124,535)	(303,449)	(921,464)
Change in net unrealized appreciation (depreciation) on investments	909,425	624,514	(246,876)	2,127,822	808,415	1,343,851

Increase (decrease) in net assets resulting from operations	837,253	645,801	(76,312)	993,941	596,320	375,712

CONTRACT TRANSACTIONS:
Purchase payments received	335,964	74,259	165,441	164,498	14,920	124,463
Transfers for contract benefits and terminations	(341,435)	(96,061)	(140,642)	(741,828)	(594,772)	(674,023)
Net transfers	263,716	443,902	(67,873)	364,402	(883,827)	(925,203)
Contract charges	(62)	(58)			(54)	(82)
Adjustments to net assets allocated to contractsin payout phase	16	163	(566)	479	2,412	2,578

Increase (decrease) in net assets resulting fromcontract transactions	258,199	422,205	(43,640)	(212,449)	(1,461,321)	(1,472,267)

Total increase (decrease) in net assets	1,095,452	1,068,006	(119,952)	781,492	(865,001)	(1,096,555)

NET ASSETS:
Beginning of period	4,377,545	3,309,539	3,353,670	2,572,178	5,646,804	6,743,359

End of period	$5,472,997	$4,377,545	$3,233,718	$3,353,670	$4,781,803	$5,646,804

CHANGES IN UNITS OUTSTANDING:
Units issued	81,290	50,582	132,280	263,702	50,983	74,284
Units redeemed	(52,107)	(27,901)	(123,134)	(274,104)	(183,035)	(207,264)

Net increase (decrease)	29,183	22,681	9,146	(10,402)	(132,052)	(132,980)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,788	$10,077	$45,386	$18,343	$17,439	$9,630
Net realized gain (loss) on investments	132,644	42,025	186,971	39,129	155,655	102,016
Change in net unrealized appreciation (depreciation) on investments	812,306	207,854	127,769	135,270	623,825	152,002

Increase (decrease) in net assets resulting from operations	960,738	259,956	360,126	192,742	796,919	263,648

CONTRACT TRANSACTIONS:
Purchase payments received	1,817,064	509,342	1,547,193	637,501	2,167,205	934,234
Transfers for contract benefits and terminations	(93,315)	(80,409)	(105,352)	(47,154)	(183,726)	(106,273)
Net transfers	73,842	292,560	369,718	429,534	508,480	647,018
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,797,591	721,493	1,811,559	1,019,881	2,491,959	1,474,979

Total increase (decrease) in net assets	2,758,329	981,449	2,171,685	1,212,623	3,288,878	1,738,627

NET ASSETS:
Beginning of period	2,589,581	1,608,132	1,878,350	665,727	3,163,988	1,425,361

End of period	$5,347,910	$2,589,581	$4,050,035	$1,878,350	$6,452,866	$3,163,988

CHANGES IN UNITS OUTSTANDING:
Units issued	149,502	85,966	165,094	110,342	222,821	150,663
Units redeemed	(21,788)	(19,964)	(12,831)	(10,166)	(27,885)	(14,927)

Net increase (decrease)	127,714	66,002	152,263	100,176	194,936	135,736

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

	INVESTMENT DIVISIONS

	VANGUARD VIF REIT INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO VT DISCOVERY FUND
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$49,011	$30,191	$(3,058)	$(3,063)	$(42,423)	$(40,131)
Net realized gain (loss) on investments	107,233	103,823	97,961	49,503	228,186	103,557
Change in net unrealized appreciation (depreciation) on investments	(38,199)	(40,153)	273,241	107,075	1,291,194	274,809

Increase (decrease) in net assets resulting from operations	118,045	93,861	368,144	153,515	1,476,957	338,235

CONTRACT TRANSACTIONS:
Purchase payments received	497,865	809,256	596,082	203,453	541,670	4,287
Transfers for contract benefits and terminations	(93,846)	(77,750)	(29,626)	(31,519)	(214,967)	(494,816)
Net transfers	218,894	384,447	246,658	258,224	255,017	(1,285,618)
Contract charges
Adjustments to net assets allocated to contracts in payout phase					2,043	2,946

Increase (decrease) in net assets resulting from contract transactions	622,913	1,115,953	813,114	430,158	583,763	(1,773,201)

Total increase (decrease) in net assets	740,958	1,209,814	1,181,258	583,673	2,060,720	(1,434,966)

NET ASSETS:
Beginning of period	2,550,840	1,341,026	1,207,258	623,585	5,201,934	6,636,900

End of period	$3,291,798	$2,550,840	$2,388,516	$1,207,258	$7,262,654	$5,201,934

CHANGES IN UNITS OUTSTANDING:
Units issued	58,325	106,034	69,351	50,048	62,275	12,410
Units redeemed	(8,846)	(16,002)	(7,645)	(8,639)	(17,646)	(96,131)

Net increase (decrease)	49,479	90,032	61,706	41,409	44,629	(83,721)

The accompanying notes are an integral part of these financial statements	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2017 AND 2016

		INVESTMENT DIVISIONS
		WELLS FARGO VT OMEGA GROWTH FUND		WELLS FARGO VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
		2017	2016	2017	2016	2016
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$(7,672)	$(5,489)	$(3,551)	$67,747	$(1,751)
Net realized gain (loss) on investments		66,781	(18,531)	583,297	848,215	203,589
Change in net unrealized appreciation (depreciation) on investments		221,458	15,934	500,120	(337,245)	(95,876)

Increase (decrease) in net assets resulting from operations		280,567	(8,086)	1,079,866	578,717	105,962

CONTRACT TRANSACTIONS:
Purchase payments received				39,501	11,419
Transfers for contract benefits and terminations		(12,782)	(121,952)	(127,666)	(388,437)	(5,183)
Net transfers		246,011	(66,158)	(94,068)	(536,082)	(1,779,933)
Contract charges				(60)	(64)
Adjustments to net assets allocated to contracts in payout phase				12,700	13,147	523

Increase (decrease) in net assets resulting from contract transactions		233,229	(188,110)	(169,593)	(900,017)	(1,784,593)

Total increase (decrease) in net assets		513,796	(196,196)	910,273	(321,300)	(1,678,631)

NET ASSETS:
Beginning of period		630,486	826,682	5,714,360	6,035,660	1,678,631

End of period		$1,144,282	$630,486	$6,624,633	$5,714,360	$0

CHANGES IN UNITS OUTSTANDING:
Units issued		41,175	1,976	9,830	8,700	1,739
Units redeemed		(20,364)	(19,800)	(17,552)	(51,316)	(101,131)

Net increase (decrease)		20,811	(17,824)	(7,722)	(42,616)	(99,392)

	(1)	For the period January 1, 2016 to May 2, 2016.

The accompanying notes are an integral part of these financial statements	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2017, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017 were as follows:

Investment Division		Purchases		Sales
AB VPS Growth and Income Portfolio	$	1,153,574	$	1,220,087
AB VPS Growth Portfolio		2,638,937		955,800

Investment Division	Purchases	Sales
AB VPS International Growth Portfolio	$859,230	$2,326,650
AB VPS International Value Portfolio	95,682	356,759
AB VPS Real Estate Investment Portfolio	1,900,327	2,553,459
AB VPS Small/Mid Cap Value Portfolio	2,384,925	3,511,711
Alger Balanced Portfolio	24,904	41,660
Alger Capital Appreciation Portfolio	392,498	41,460
Alger Large Cap Growth Portfolio	6,202,286	5,385,688
Alger Mid Cap Growth Portfolio	491,273	354,601
ALPS Red Rocks Listed Private Equity Portfolio	163,871	24,387
American Century Investments VP Balanced Fund	5,543,141	2,401,874
American Century Investments VP Income & Growth Fund	2,865,811	2,971,137
American Century Investments VP International Fund	1,605,249	850,903
American Century Investments VP Mid Cap Value Fund	2,754,796	3,028,021
American Century Investments VP Value Fund	2,337,548	6,142,353
American Funds IS Global Growth Fund	392,215	153,304
American Funds IS International Fund	581,370	1,795
American Funds IS New World Fund	759,460	67,478
BlackRock Global Allocation VI Fund	2,448,695	685,045
ClearBridge Variable Mid Cap Portfolio	91,575	27,293
ClearBridge Variable Small Cap Growth Portfolio	155,279	5,535
Columbia Variable Portfolio - Large Cap Growth Fund	323,299	348,865
Columbia Variable Portfolio - Seligman Global Technology Fund	8,806,714	2,419,510
Columbia Variable Portfolio - Small Cap Value Fund	2,091,460	2,380,225
Delaware VIP Emerging Markets Series	3,065,554	591,970
Delaware VIP Small Cap Value Series	3,044,853	3,407,891
Delaware VIP Smid Cap Growth Series	1,947,388	2,076,614
Delaware VIP Value Series	47,888	96
Deutsche Capital Growth VIP	5,774,992	3,971,278
Deutsche Core Equity VIP	2,221,680	1,931,088
Deutsche CROCI® U.S. VIP	556,823	1,696,933
Deutsche Global Small Cap VIP	565,855	116,657
Deutsche Small Cap Index VIP	5,654,701	4,416,065
Deutsche Small Mid Cap Growth VIP	284,952	160,109
Deutsche Small Mid Cap Value VIP	636,964	1,737,036
Dimensional VA US Targeted Value Portfolio	1,171,013	476,063
Dreyfus IP MidCap Stock Portfolio	1,160,957	947,502
Dreyfus VIF Appreciation Portfolio	1,398,221	1,183,782
Dreyfus VIF Growth and Income Portfolio	1,210,815	609,415
Dreyfus VIF Opportunistic Small Cap Portfolio	305,397	326,569
Federated Fund for U.S. Government Securities II	3,542,413	9,119,613
Federated Managed Tail Risk Fund II	39,354	264,298
Federated Managed Volatility Fund II	25,640	71,114
Franklin Small Cap Value VIP Fund	3,046,259	4,049,566
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	69,986	232
Great-West Ariel Mid Cap Value Fund	251,362	1,293
Great-West Goldman Sachs Mid Cap Value Fund	161,503	16,162
Great-West Invesco Small Cap Value Fund	65,844	1,036
Great-West Loomis Sayles Bond Fund	2,701,415	312,707
Great-West SecureFoundation Balanced Fund	36,461,976	11,389,404
Great-West T. Rowe Price Mid Cap Growth Fund	100,948	908
Invesco V.I. Comstock Fund	1,448,991	1,593,100

Investment Division	Purchases	Sales
Invesco V.I. Core Equity Fund	$250,124	$239,294
Invesco V.I. Growth & Income Fund	2,580,755	2,469,345
Invesco V.I. High Yield Fund	783,153	501,738
Invesco V.I. International Growth Fund	2,931,528	2,203,260
Invesco V.I. Mid Cap Core Equity Fund	65,092	196,239
Invesco V.I. Small Cap Equity Fund	730,227	649,605
Invesco V.I. Technology Fund	1,008,810	804,233
Ivy VIP International Core Equity	2,081,000	125,383
Janus Henderson VIT Balanced Portfolio Institutional Shares	1,621,966	2,028,394
Janus Henderson VIT Balanced Portfolio Service Shares	14,187,834	6,064,193
Janus Henderson VIT Flexible Bond Portfolio Institutional Shares	4,119,071	2,084,087
Janus Henderson VIT Flexible Bond Portfolio Service Shares	4,733,140	10,641,041
Janus Henderson VIT Global Research Portfolio	1,097,375	700,242
Janus Henderson VIT Global Technology Portfolio Institutional Shares	66,302	110,198
Janus Henderson VIT Global Technology Portfolio Service Shares	4,716,474	2,277,821
Janus Henderson VIT Overseas Portfolio Institutional Shares	61,914	493,780
Janus Henderson VIT Overseas Portfolio Service Shares	281,105	357,471
Janus Henderson VIT Research Portfolio	102,881	665,348
JPMorgan Insurance Trust Small Cap Core Portfolio	1,349,682	949,781
Lazard Retirement Emerging Markets Equity Portfolio	5,385,969	5,263,349
LVIP Baron Growth Opportunities Fund	2,285,405	3,570,522
MFS VIT II International Value Portfolio	6,866,504	4,054,316
MFS VIT III Mid Cap Value Portfolio	107,458	25,698
MFS VIT Utilities Series	2,489,669	2,059,120
Morgan Stanley VIF U.S. Real Estate Portfolio	599,410	2,361,270
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	256,450	337,053
Neuberger Berman AMT Socially Responsive Portfolio	32,818	5,298
NVIT Mid Cap Index Fund	5,412,910	4,269,332
Oppenheimer Global Fund/VA	3,648,018	3,322,983
Oppenheimer International Growth Fund/VA	2,582,218	2,055,074
Opperheimer Main Street Small Cap Fund/VA	883,135	448,209
Pimco VIT Commodity RealReturn Strategy Portfolio	360,211	215,369
Pimco VIT Emerging Markets Bond Portfolio	203,319	490
Pimco VIT High Yield Portfolio	8,556,824	6,405,635
Pimco VIT Low Duration Portfolio	15,293,653	14,612,090
Pimco VIT Real Return Portfolio	871,836	162,857
Pimco VIT Total Return Portfolio	28,385,905	13,420,407
Pioneer Emerging Markets VCT Portfolio	3	180,068
Pioneer Fund VCT Portfolio	477,450	387,119
Pioneer Mid Cap Value VCT Portfolio	832,373	1,012,360
Pioneer Select Mid Cap Growth VCT Portfolio	609,981	850,891
Prudential Series Fund Equity Portfolio	3,383	382,838
Prudential Series Fund Natural Resources Portfolio	7,507	115,782
Putnam VT American Government Income Fund	1,454,601	6,353,888
Putnam VT Equity Income Fund	2,485,562	3,026,315
Putnam VT Global Asset Allocation Fund	191,572	11,635
Putnam VT Global Health Care Fund	970,248	1,880,995
Putnam VT Income Fund	713,589	77,522
Putnam VT International Equity Fund	383,310	10,063
Putnam VT International Value Fund	256,978	124,437
Putnam VT Investors Fund	259,410	203,995

Investment Division	Purchases	Sales
Putnam VT Small Cap Value Fund	$117,196	$96,232
Royce Capital Fund - Small-Cap Portfolio	44,742	506,833
Schwab Government Money Market Portfolio	50,759,691	60,603,172
Schwab MarketTrack Growth Portfolio	2,446,517	4,225,610
Schwab S&P 500 Index Portfolio	44,095,932	36,734,620
Schwab VIT Balanced Portfolio	2,231,376	18,993
Schwab VIT Balanced with Growth Portfolio	1,236,114	1,057,676
Schwab VIT Growth Portfolio	485,361	9,191
T. Rowe Price Health Sciences Portfolio	172,477	81,213
T. Rowe Price Health Sciences Portfolio Class II	425,740	737,892
Templeton Foreign VIP Fund	2,736,213	1,745,823
Templeton Global Bond VIP Fund	3,188,264	1,696,477
Third Avenue Value Portfolio	25,997	292,359
Touchstone VST Focused Fund	253,510	319,703
TVST Touchstone Bond Fund	673,588	2,753,791
TVST Touchstone Common Stock Fund	1,101,742	1,064,166
TVST Touchstone Small Company Fund	1,806,088	1,444,014
Van Eck VIP Global Hard Assets Fund	1,190,597	1,253,303
Van Eck VIP Unconstrained Emerging Markets Bond Fund	689,481	2,061,910
Vanguard VIF Capital Growth Portfolio	2,192,577	297,807
Vanguard VIF Diversified Value Portfolio	2,199,546	137,149
Vanguard VIF Mid-Cap Index Portfolio	2,963,195	292,421
Vanguard VIF REIT Index Portfolio	900,816	113,204
Vanguard VIF Small Company Growth Portfolio	986,686	79,002
Wells Fargo Advantage VT Discovery Fund	1,278,020	429,146
Wells Fargo Advantage VT Omega Growth Fund	536,296	276,130
Wells Fargo Advantage VT Opportunity Fund	761,526	455,194

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution in any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice Annuity contract equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice Annuity contract equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements. All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS		At December 31				For the year or period ended December 31
Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

AB VPS GROWTH AND INCOME PORTFOLIO
2017	373	$28.93	to	$14.10	$8,647	1.44%	0.49%	to	0.85%	17.92%	to	18.35%
2016	415	$24.53	to	$11.91	$8,104	1.07%	0.49%	to	0.85%	10.36%	to	10.76%
2015	378	$22.23	to	$10.76	$6,820	1.43%	0.49%	to	0.85%	0.84%	to	1.20%
2014	360	$22.04	to	$10.62	$6,889	1.31%	0.65%	to	0.85%	8.62%	to	6.20%
2013	343	$20.29	to	$17.69	$6,465	1.36%	0.65%	to	0.85%	33.84%	to	34.12%
AB VPS GROWTH PORTFOLIO
2017	270	$33.44	to	$16.20	$5,556	0.00%	0.49%	to	0.85%	33.37%	to	33.85%
2016	168	$25.08	to	$12.10	$2,940	0.00%	0.49%	to	0.85%	0.26%	to	0.62%
2015	134	$25.01	to	$12.03	$2,389	0.00%	0.49%	to	0.85%	8.14%	to	8.52%
2014	89	$23.13	to	$16.98	$1,627	0.00%	0.65%	to	0.85%	12.34%	to	12.52%
2013	82	$20.59	to	$15.09	$1,326	0.26%	0.65%	to	0.85%	32.84%	to	33.19%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2017	531	$17.93	to	$11.62	$9,691	1.15%	0.49%	to	0.85%	33.89%	to	34.37%
2016	634	$13.39	to	$8.65	$8,560	0.00%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
2015	719	$14.51	to	$9.34	$10,575	0.34%	0.49%	to	0.85%	(2.70) %	to	(2.34) %
2014	909	$14.91	to	$9.56	$13,824	0.00%	0.49%	to	0.85%	(2.04) %	to	(4.40) %
2013	923	$15.22	to	$15.48	$14,361	0.96%	0.65%	to	0.85%	12.66%	to	12.83%
AB VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2006)
2017	315	$9.79	to	$10.02	$3,154	2.15%	0.65%	to	0.85%	24.37%	to	24.61%
2016	348	$7.87	to	$8.04	$2,794	1.21%	0.65%	to	0.85%	(1.34) %	to	(1.14) %
2015	422	$7.98	to	$8.14	$3,427	2.38%	0.65%	to	0.85%	1.72%	to	1.93%
2014	476	$7.85	to	$7.98	$3,794	3.46%	0.65%	to	0.85%	(6.99) %	to	(6.88) %
2013	554	$8.44	to	$8.57	$4,735	6.04%	0.65%	to	0.85%	21.97%	to	22.25%
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
2017	458	$39.76	to	$12.68	$18,457	1.78%	0.49%	to	0.85%	5.64%	to	6.01%
2016	486	$37.64	to	$11.96	$19,183	1.65%	0.49%	to	0.85%	6.85%	to	7.24%
2015	513	$35.22	to	$11.15	$18,927	1.55%	0.49%	to	0.85%	(0.05) %	to	0.31%
2014	452	$35.24	to	$11.12	$20,079	2.87%	0.49%	to	0.85%	24.30%	to	11.20%
2013	433	$28.35	to	$37.05	$15,784	1.44%	0.65%	to	0.85%	3.32%	to	3.52%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 05/01/2006)
2017	279	$24.85	to	$13.79	$6,335	0.46%	0.49%	to	0.85%	12.19%	to	12.60%
2016	339	$22.15	to	$12.25	$7,050	0.60%	0.49%	to	0.85%	24.04%	to	24.48%
2015	331	$17.86	to	$9.84	$5,665	0.76%	0.49%	to	0.85%	(6.29) %	to	(5.94) %
2014	334	$19.06	to	$10.45	$6,396	0.71%	0.65%	to	0.85%	8.30%	to	4.50%
2013	392	$17.60	to	$17.87	$6,957	0.66%	0.65%	to	0.85%	36.86%	to	37.15%
ALGER BALANCED PORTFOLIO
2017	44	$20.76	to	$20.19	$914	2.90%	0.65%	to	0.85%	14.47%	to	14.70%
2016	46	$18.14	to	$17.61	$831	1.98%	0.65%	to	0.85%	7.59%	to	7.81%
2015	46	$16.86	to	$16.33	$782	2.04%	0.65%	to	0.85%	0.61%	to	0.81%
2014	48	$16.76	to	$16.20	$811	1.98%	0.65%	to	0.85%	8.55%	to	8.72%
2013	51	$15.44	to	$14.90	$788	1.04%	0.65%	to	0.85%	14.29%	to	14.53%
ALGER CAPITAL APPRECIATION PORTFOLIO
(Effective date 05/01/2015)
2017	70	$12.94	to	$13.06	$907	0.19%	0.49%	to	0.85%	29.97%	to	30.43%
2016	44	$9.98	to	$10.01	$435	0.28%	0.49%	to	0.69%	(0.18) %	to	0.02%
2015	16	$10.00	to	$10.01	$162	0.12%	0.49%	to	0.69%	(0.01) %	to	0.13%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
ALGER LARGE CAP GROWTH PORTFOLIO
2017	929	$41.45	to	$13.66	$25,738	0.00%	0.49%	to	0.85%	27.38%	to	27.84%
2016	960	$32.54	to	$10.69	$21,261	0.00%	0.49%	to	0.85%	(1.67) %	to	(1.32) %
2015	1,101	$33.09	to	$10.83	$25,296	0.00%	0.49%	to	0.85%	0.86%	to	1.22%
2014	1,060	$32.81	to	$10.70	$24,990	0.16%	0.49%	to	0.85%	10.06%	to	7.00%
2013	1,057	$29.81	to	$14.80	$23,137	0.81%	0.65%	to	0.85%	33.92%	to	34.18%
ALGER MID CAP GROWTH PORTFOLIO
2017	168	$29.91	to	$13.46	$5,045	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
2016	166	$23.24	to	$10.42	$3,863	0.00%	0.49%	to	0.85%	0.12%	to	0.47%
2015	206	$23.21	to	$10.34	$4,789	0.00%	0.65%	to	0.85%	(2.40) %	to	(2.20) %
2014	253	$23.78	to	$23.74	$5,993	0.00%	0.65%	to	0.85%	7.12%	to	7.32%
2013	268	$21.66	to	$22.12	$5,984	0.34%	0.65%	to	0.85%	34.71%	to	34.96%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 04/29/2016)
2017	12	$13.15	to	$13.22	$154	4.80%	0.49%	to	0.85%	24.43%	to	24.88%
2016	1	$10.58	to	$10.59	$9	5.78%	0.49%	to	0.65%	5.78%	to	5.89%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2017	1,306	$23.78	to	$12.27	$23,527	1.56%	0.49%	to	0.85%	12.95%	to	13.36%
2016	1,096	$21.05	to	$10.83	$18,762	1.58%	0.49%	to	0.85%	6.09%	to	6.47%
2015	1,075	$19.84	to	$10.17	$18,077	1.74%	0.49%	to	0.85%	(3.40) %	to	(3.05) %
2014	892	$20.54	to	$10.49	$17,084	1.46%	0.49%	to	0.85%	8.91%	to	4.90%
2013	705	$18.56	to	$18.95	$13,328	1.62%	0.65%	to	0.85%	16.44%	to	16.69%
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
2017	334	$28.74	to	$13.60	$7,100	2.37%	0.49%	to	0.85%	19.47%	to	19.90%
2016	352	$24.05	to	$11.35	$6,252	2.37%	0.49%	to	0.85%	12.53%	to	12.93%
2015	310	$21.38	to	$10.05	$5,120	2.13%	0.49%	to	0.85%	(6.42) %	to	(6.09) %
2014	267	$22.84	to	$10.70	$5,031	2.03%	0.49%	to	0.85%	11.52%	to	7.00%
2013	182	$20.48	to	$17.70	$3,396	2.20%	0.65%	to	0.85%	34.65%	to	34.91%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2017	361	$29.33	to	$11.50	$6,928	0.78%	0.49%	to	0.85%	30.10%	to	30.57%
2016	310	$22.55	to	$8.81	$4,729	1.03%	0.49%	to	0.85%	(6.30) %	to	(5.97) %
2015	279	$24.06	to	$9.37	$4,832	0.36%	0.49%	to	0.85%	(0.10) %	to	0.27%
2014	249	$24.09	to	$9.34	$4,572	1.65%	0.49%	to	0.85%	(6.30) %	to	(6.60) %
2013	259	$25.71	to	$15.90	$5,194	1.74%	0.65%	to	0.85%	21.37%	to	21.56%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2017	431	$34.10	to	$14.51	$12,118	1.40%	0.49%	to	0.85%	10.53%	to	10.92%
2016	434	$30.85	to	$13.08	$11,551	1.58%	0.49%	to	0.85%	21.68%	to	22.12%
2015	334	$25.36	to	$10.71	$7,558	1.49%	0.49%	to	0.85%	(2.41) %	to	(2.06) %
2014	333	$25.98	to	$10.92	$8,296	1.02%	0.65%	to	0.85%	15.26%	to	9.20%
2013	256	$22.54	to	$22.75	$5,802	1.07%	0.65%	to	0.85%	28.80%	to	29.04%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2017	961	$30.10	to	$13.26	$26,603	1.65%	0.49%	to	0.85%	7.83%	to	8.22%
2016	1,112	$27.91	to	$12.25	$28,673	1.79%	0.49%	to	0.85%	19.46%	to	19.89%
2015	1,033	$23.37	to	$10.22	$22,654	2.11%	0.49%	to	0.85%	(4.70) %	to	(4.36) %
2014	1,150	$24.52	to	$10.69	$27,598	1.52%	0.49%	to	0.85%	12.12%	to	6.90%
2013	1,145	$21.68	to	$22.14	$25,305	1.66%	0.65%	to	0.85%	30.60%	to	30.85%
AMERICAN FUNDS IS GLOBAL GROWTH FUND
(Effective date 05/29/2014)
2017	86	$14.22	to	$14.32	$1,233	0.96%	0.49%	to	0.69%	30.90%	to	31.16%
2016	69	$10.86	to	$10.92	$755	1.26%	0.49%	to	0.69%	0.18%	to	0.39%
2015	49	$10.85	to	$10.88	$535	1.74%	0.49%	to	0.69%	6.50%	to	6.71%
2014	12	$10.18	to	$10.20	$121	2.34%	0.49%	to	0.69%	1.80%	to	2.00%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 04/28/2017)
2017	54	$11.58	to	$11.60	$627	1.38%	0.49%	to	0.69%	15.84%	to	16.00%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/29/2016)
2017	86	$13.28	to	$13.36	$1,150	1.44%	0.49%	to	0.85%	28.35%	to	28.82%
2016	31	$10.34	to	$10.37	$324	0.86%	0.49%	to	0.85%	3.44%	to	3.69%
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/01/2014)
2017	631	$11.38	to	$11.53	$7,293	1.47%	0.49%	to	0.85%	12.90%	to	13.30%
2016	483	$10.21	to	$10.17	$4,944	1.39%	0.49%	to	0.85%	3.24%	to	3.60%
2015	422	$9.89	to	$9.82	$4,175	1.38%	0.49%	to	0.85%	(1.55) %	to	(1.20) %
2014	145	$10.04	to	$9.94	$1,456	3.49%	0.49%	to	0.85%	0.40%	to	(0.60) %
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2017	15	$12.36	to	$12.40	$180	0.51%	0.65%	to	0.85%	11.85%	to	12.07%
2016	10	$11.06	to	$11.06	$111	0.49%	0.65%	to	0.69%	10.62%	to	10.65%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2017	82	$12.42	to	$12.49	$1,027	0.00%	0.49%	to	0.69%	23.41%	to	23.66%
2016	70	$10.06	to	$10.10	$711	0.00%	0.49%	to	0.69%	5.08%	to	5.29%
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
(Effective date 04/29/2016)
2017	146	$13.30	to	$13.38	$1,940	0.00%	0.49%	to	0.85%	26.76%	to	27.22%
2016	147	$10.49	to	$10.52	$1,539	0.00%	0.49%	to	0.85%	4.90%	to	5.15%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2017	591	$26.07	to	$20.08	$15,282	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
2016	459	$19.48	to	$14.95	$8,952	0.00%	0.49%	to	0.85%	18.01%	to	18.43%
2015	483	$16.51	to	$12.63	$7,961	0.00%	0.49%	to	0.85%	8.88%	to	9.29%
2014	488	$15.16	to	$11.54	$7,408	0.00%	0.65%	to	0.85%	24.06%	to	15.40%
2013	401	$12.22	to	$12.29	$4,928	0.00%	0.65%	to	0.85%	24.44%	to	24.65%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2017	119	$30.51	to	$14.12	$3,148	0.28%	0.49%	to	0.85%	13.02%	to	13.43%
2016	134	$27.00	to	$12.45	$3,249	0.35%	0.49%	to	0.85%	31.62%	to	32.10%
2015	63	$20.51	to	$9.42	$1,047	0.59%	0.49%	to	0.85%	(7.11) %	to	(6.78) %
2014	44	$22.08	to	$10.11	$965	0.55%	0.49%	to	0.85%	2.17%	to	1.10%
2013	63	$21.61	to	$21.81	$1,366	1.41%	0.65%	to	0.85%	32.90%	to	33.15%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 05/01/2014)
2017	397	$12.45	to	$12.04	$4,896	0.43%	0.49%	to	0.85%	39.36%	to	39.87%
2016	178	$8.93	to	$8.60	$1,576	1.04%	0.49%	to	0.85%	12.98%	to	13.37%
2015	140	$7.91	to	$7.59	$1,096	0.61%	0.49%	to	0.85%	(15.23) %	to	(14.92) %
2014	40	$9.33	to	$8.92	$367	0.00%	0.49%	to	0.85%	(6.70) %	to	(10.80) %
DELAWARE VIP SMALL CAP VALUE SERIES
2017	568	$42.51	to	$13.98	$23,740	0.84%	0.49%	to	0.85%	11.10%	to	11.51%
2016	576	$38.26	to	$12.54	$22,467	0.98%	0.49%	to	0.85%	30.30%	to	30.76%
2015	599	$29.37	to	$9.59	$18,348	0.73%	0.49%	to	0.85%	(7.01) %	to	(6.68) %
2014	639	$31.58	to	$10.26	$21,925	0.55%	0.65%	to	0.85%	4.95%	to	2.60%
2013	675	$29.42	to	$35.09	$22,298	0.73%	0.65%	to	0.85%	32.34%	to	32.67%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
DELAWARE VIP SMID CAP CORE SERIES
2017	297	$37.11	to	$15.15	$9,097	0.31%	0.49%	to	0.85%	17.65%	to	18.07%
2016	317	$31.54	to	$12.83	$8,345	0.24%	0.49%	to	0.85%	7.38%	to	7.77%
2015	311	$29.37	to	$11.90	$7,855	0.37%	0.49%	to	0.85%	6.63%	to	7.01%
2014	258	$27.55	to	$11.12	$6,520	0.07%	0.49%	to	0.85%	2.30%	to	11.20%
2013	347	$20.81	to	$27.40	$8,627	0.02%	0.65%	to	0.85%	40.11%	to	40.37%
DELAWARE VIP VALUE SERIES
(Effective date 04/28/2017)
2017	5	$11.03	to	$11.04	$51	0.00%	0.65%	to	0.85%	10.30%	to	10.45%
DEUTSCHE CAPITAL GROWTH VIP
2017	954	$33.97	to	$15.56	$23,204	0.71%	0.49%	to	0.85%	25.24%	to	25.68%
2016	903	$27.12	to	$12.38	$18,274	0.86%	0.49%	to	0.85%	3.36%	to	3.74%
2015	1,114	$26.24	to	$11.93	$21,734	0.67%	0.49%	to	0.85%	7.70%	to	8.09%
2014	941	$24.36	to	$11.04	$17,261	0.61%	0.49%	to	0.85%	12.00%	to	10.40%
2013	985	$21.75	to	$15.48	$16,430	1.28%	0.65%	to	0.85%	33.52%	to	33.68%
DEUTSCHE CORE EQUITY VIP
2017	481	$28.25	to	$15.04	$11,572	1.20%	0.49%	to	0.85%	19.99%	to	20.43%
2016	489	$23.55	to	$12.49	$10,104	1.40%	0.49%	to	0.85%	9.55%	to	9.94%
2015	536	$21.49	to	$11.36	$10,410	0.78%	0.49%	to	0.85%	4.36%	to	4.73%
2014	491	$20.60	to	$10.84	$9,474	1.08%	0.65%	to	0.85%	10.87%	to	8.40%
2013	470	$14.23	to	$18.90	$8,328	1.46%	0.65%	to	0.85%	36.17%	to	36.46%
DEUTSCHE CROCI® U.S. VIP
2017	422	$18.97	to	$11.31	$7,661	1.55%	0.49%	to	0.85%	21.85%	to	22.28%
2016	489	$15.57	to	$9.25	$7,357	1.09%	0.49%	to	0.85%	(5.20) %	to	(4.85) %
2015	636	$16.42	to	$9.72	$10,185	1.58%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
2014	799	$17.78	to	$10.49	$14,278	1.59%	0.49%	to	0.85%	9.75%	to	4.90%
2013	712	$16.20	to	$16.48	$11,659	1.91%	0.65%	to	0.85%	29.81%	to	30.07%
DEUTSCHE GLOBAL SMALL CAP VIP
(Effective date 05/01/2014)
2017	99	$11.47	to	$11.62	$1,139	0.00%	0.49%	to	0.85%	19.01%	to	19.44%
2016	62	$9.65	to	$9.73	$599	0.41%	0.49%	to	0.85%	0.72%	to	1.07%
2015	44	$9.58	to	$9.62	$423	0.62%	0.49%	to	0.85%	0.30%	to	0.67%
2014	10	$9.55	to	$9.56	$94	0.00%	0.49%	to	0.85%	(4.50) %	to	(4.40) %
DEUTSCHE SMALL CAP INDEX VIP
2017	921	$36.23	to	$13.80	$23,817	0.95%	0.49%	to	0.85%	13.36%	to	13.77%
2016	820	$31.96	to	$12.13	$20,603	1.07%	0.49%	to	0.85%	20.01%	to	20.43%
2015	780	$26.63	to	$10.07	$17,720	1.04%	0.49%	to	0.85%	(5.40) %	to	(5.06) %
2014	726	$28.15	to	$10.61	$18,614	0.93%	0.49%	to	0.85%	3.84%	to	6.10%
2013	698	$27.11	to	$24.98	$18,240	1.58%	0.65%	to	0.85%	37.47%	to	37.71%
DEUTSCHE SMALL MID CAP GROWTH VIP
2017	80	$27.06	to	$14.00	$1,468	0.09%	0.49%	to	0.85%	21.09%	to	21.52%
2016	73	$22.35	to	$11.52	$1,153	0.00%	0.49%	to	0.85%	8.15%	to	8.54%
2015	77	$20.67	to	$10.62	$1,182	0.00%	0.49%	to	0.85%	(1.74) %	to	(1.38) %
2014	41	$21.03	to	$10.76	$640	0.00%	0.49%	to	0.85%	4.78%	to	7.60%
2013	35	$20.07	to	$13.44	$537	0.12%	0.65%	to	0.85%	41.64%	to	41.77%
DEUTSCHE SMALL MID CAP VALUE VIP
(Effective date 05/01/2006)
2017	234	$20.42	to	$12.86	$4,625	0.72%	0.49%	to	0.85%	9.59%	to	9.98%
2016	293	$18.64	to	$11.69	$5,399	0.63%	0.49%	to	0.85%	15.90%	to	16.32%
2015	322	$16.08	to	$10.05	$5,143	0.29%	0.49%	to	0.85%	(2.74) %	to	(2.39) %
2014	338	$16.53	to	$10.29	$5,664	0.82%	0.65%	to	0.85%	4.62%	to	2.90%
2013	424	$15.80	to	$16.04	$6,782	1.20%	0.65%	to	0.85%	34.13%	to	34.34%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 05/29/2014)
2017	161	$13.15	to	$13.25	$2,132	1.29%	0.49%	to	0.69%	9.01%	to	9.23%
2016	115	$12.06	to	$12.13	$1,391	1.43%	0.49%	to	0.69%	26.62%	to	26.88%
2015	69	$9.53	to	$9.56	$658	1.59%	0.49%	to	0.69%	(5.88) %	to	(5.69) %
2014	25	$10.12	to	$10.14	$249	1.66%	0.49%	to	0.69%	1.20%	to	1.40%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2017	118	$34.50	to	$13.80	$2,917	1.09%	0.49%	to	0.85%	14.41%	to	14.81%
2016	101	$30.15	to	$12.02	$2,385	1.05%	0.49%	to	0.85%	14.49%	to	14.91%
2015	102	$26.34	to	$10.46	$2,123	0.57%	0.49%	to	0.85%	(3.12) %	to	(2.77) %
2014	77	$27.18	to	$10.76	$1,837	0.82%	0.49%	to	0.85%	11.12%	to	7.60%
2013	53	$24.30	to	$24.82	$1,326	1.40%	0.65%	to	0.85%	33.81%	to	34.09%
DREYFUS VIF APPRECIATION PORTFOLIO
2017	408	$25.13	to	$13.65	$9,774	1.34%	0.49%	to	0.85%	26.26%	to	26.72%
2016	455	$19.90	to	$10.77	$8,667	1.63%	0.49%	to	0.85%	6.99%	to	7.38%
2015	550	$18.60	to	$10.03	$9,795	1.65%	0.49%	to	0.85%	(3.29) %	to	(2.95) %
2014	724	$19.24	to	$10.33	$13,589	1.84%	0.65%	to	0.85%	7.19%	to	3.30%
2013	830	$16.42	to	$18.30	$14,618	1.93%	0.65%	to	0.85%	20.12%	to	20.32%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2017	271	$28.87	to	$14.07	$5,280	0.76%	0.49%	to	0.85%	18.70%	to	19.12%
2016	233	$24.33	to	$11.81	$4,058	1.20%	0.49%	to	0.85%	9.10%	to	9.50%
2015	248	$22.30	to	$10.79	$3,955	0.86%	0.49%	to	0.85%	0.73%	to	1.09%
2014	229	$22.14	to	$10.66	$3,881	0.76%	0.65%	to	0.85%	9.17%	to	6.60%
2013	219	$20.28	to	$16.08	$3,577	0.93%	0.65%	to	0.85%	35.65%	to	35.93%
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2017	29	$26.59	to	$23.57	$707	0.00%	0.65%	to	0.85%	23.63%	to	23.88%
2016	31	$21.51	to	$19.02	$594	0.00%	0.65%	to	0.85%	16.09%	to	16.31%
2015	34	$18.53	to	$16.36	$563	0.00%	0.65%	to	0.85%	(3.09) %	to	(2.91) %
2014	38	$19.12	to	$16.85	$649	0.00%	0.65%	to	0.85%	0.74%	to	0.96%
2013	41	$18.98	to	$16.69	$689	0.00%	0.65%	to	0.85%	47.34%	to	47.57%
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2017	2,049	$20.11	to	$10.40	$32,457	2.49%	0.49%	to	0.85%	1.07%	to	1.43%
2016	2,473	$19.90	to	$10.25	$38,225	2.42%	0.49%	to	0.85%	0.75%	to	1.10%
2015	2,381	$19.75	to	$10.14	$37,772	2.70%	0.49%	to	0.85%	(0.33) %	to	0.03%
2014	2,100	$19.82	to	$10.14	$35,765	2.85%	0.49%	to	0.85%	3.77%	to	1.40%
2013	2,200	$19.10	to	$14.67	$36,219	3.41%	0.65%	to	0.85%	(2.90) %	to	(2.65) %
FEDERATED MANAGED TAIL RISK FUND II
2017	97	$18.10	to	$18.10	$1,780	1.64%	0.85%	to	0.85%	10.01%	to	10.01%
2016	111	$16.46	to	$16.46	$1,844	1.82%	0.85%	to	0.85%	(4.82) %	to	(4.82) %
2015	120	$17.29	to	$17.29	$2,111	1.69%	0.85%	to	0.85%	(7.27) %	to	(7.27) %
2014	129	$18.64	to	$18.64	$2,437	1.77%	0.85%	to	0.85%	(1.84) %	to	(1.84) %
2013	141	$18.99	to	$18.99	$2,704	1.02%	0.85%	to	0.85%	15.51%	to	15.51%
FEDERATED MANAGED VOLATILITY FUND II
2017	26	$24.99	to	$24.99	$658	3.93%	0.85%	to	0.85%	17.11%	to	17.11%
2016	29	$21.34	to	$21.34	$642	4.84%	0.85%	to	0.85%	6.78%	to	6.78%
2015	33	$19.98	to	$19.98	$681	4.30%	0.85%	to	0.85%	(8.34) %	to	(8.34) %
2014	34	$21.80	to	$21.80	$769	3.25%	0.85%	to	0.85%	3.02%	to	3.02%
2013	38	$21.16	to	$21.16	$828	2.90%	0.85%	to	0.85%	20.71%	to	20.71%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
FRANKLIN SMALL CAP VALUE VIP FUND
(Effective date 05/01/2006)
2017	260	$20.93	to	$13.10	$5,045	0.52%	0.49%	to	0.85%	9.72%	to	10.11%
2016	329	$19.07	to	$11.89	$5,970	0.78%	0.49%	to	0.85%	29.09%	to	29.55%
2015	243	$14.78	to	$9.18	$3,537	0.65%	0.49%	to	0.85%	(8.17) %	to	(7.84) %
2014	273	$16.09	to	$9.96	$4,423	0.60%	0.49%	to	0.85%	(0.31) %	to	(0.40) %
2013	352	$16.13	to	$16.38	$5,784	1.12%	0.65%	to	0.85%	35.09%	to	35.37%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
(Effective date 04/29/2016)
2017	9	$10.62	to	$10.66	$94	3.36%	0.49%	to	0.69%	4.65%	to	4.85%
2016	2	$10.15	to	$10.15	$24	0.41%	0.69%	to	0.69%	1.48%	to	1.48%
GREAT-WEST ARIEL MID CAP VALUE FUND
(Effective date 05/01/2015)
2017	23	$11.36	to	$11.42	$258	2.70%	0.49%	to	0.69%	14.22%	to	14.45%
2016	1	$9.94	to	$9.94	$9	0.60%	0.69%	to	0.69%	12.28%	to	12.28%
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND
(Effective date 04/29/2016)
2017	11	$13.30	to	$13.33	$140	16.44%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST INVESCO SMALL CAP VALUE FUND
(Effective date 04/29/2016)
2017	5	$13.02	to	$13.02	$63	0.28%	0.65%	to	0.65%	6.13%	to	6.13%
GREAT-WEST LOOMIS SAYLES BOND FUND
(Effective date 04/29/2016)
2017	249	$10.93	to	$11.00	$2,735	1.84%	0.49%	to	0.85%	5.38%	to	5.76%
2016	30	$10.38	to	$10.40	$309	1.64%	0.49%	to	0.85%	3.76%	to	4.01%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
(Effective date 05/29/2014)
2017	14,018	$12.16	to	$12.32	$171,609	2.00%	0.49%	to	0.85%	11.99%	to	12.40%
2016	12,321	$10.86	to	$10.96	$134,403	2.12%	0.49%	to	0.85%	7.81%	to	8.19%
2015	7,901	$10.07	to	$10.13	$79,792	2.25%	0.49%	to	0.85%	(1.51) %	to	(1.15) %
2014	2,214	$10.23	to	$10.25	$22,657	2.50%	0.49%	to	0.85%	2.30%	to	2.50%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2017	9	$11.26	to	$11.27	$102	0.35%	0.49%	to	0.65%	12.59%	to	12.71%
INVESCO V.I. COMSTOCK FUND
2017	287	$23.73	to	$13.45	$6,121	2.09%	0.49%	to	0.85%	16.85%	to	17.28%
2016	294	$20.30	to	$11.47	$5,684	1.48%	0.49%	to	0.85%	16.31%	to	16.73%
2015	354	$17.46	to	$9.82	$5,865	1.87%	0.49%	to	0.85%	(6.78) %	to	(6.45) %
2014	441	$18.73	to	$10.50	$7,981	1.34%	0.49%	to	0.85%	8.52%	to	5.00%
2013	354	$17.26	to	$17.57	$6,190	1.87%	0.65%	to	0.85%	34.84%	to	35.15%
INVESCO V.I. CORE EQUITY FUND
2017	115	$34.95	to	$34.95	$4,067	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
2016	121	$31.14	to	$31.14	$3,817	0.76%	0.85%	to	0.85%	9.33%	to	9.33%
2015	138	$28.48	to	$28.48	$3,967	1.13%	0.85%	to	0.85%	(6.57) %	to	(6.57) %
2014	145	$30.48	to	$30.48	$4,479	0.85%	0.85%	to	0.85%	7.21%	to	7.21%
2013	162	$28.43	to	$28.43	$4,647	1.36%	0.85%	to	0.85%	28.18%	to	28.18%
INVESCO V.I. GROWTH & INCOME FUND
2017	529	$24.91	to	$13.85	$12,324	1.52%	0.49%	to	0.85%	13.35%	to	13.76%
2016	527	$21.97	to	$12.18	$11,307	1.11%	0.49%	to	0.85%	18.69%	to	19.12%
2015	588	$18.51	to	$10.22	$10,786	2.86%	0.49%	to	0.85%	(3.88) %	to	(3.54) %
2014	634	$19.26	to	$10.60	$12,394	1.79%	0.49%	to	0.85%	9.37%	to	6.00%
2013	742	$17.61	to	$17.92	$13,250	1.53%	0.65%	to	0.85%	32.91%	to	33.23%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
INVESCO V.I. HIGH YIELD FUND
2017	198	$25.37	to	$11.00	$4,078	4.11%	0.49%	to	0.85%	5.40%	to	5.79%
2016	185	$24.07	to	$10.40	$3,728	4.34%	0.49%	to	0.85%	10.28%	to	10.67%
2015	195	$21.83	to	$9.40	$3,651	5.60%	0.49%	to	0.85%	(3.99) %	to	(3.64) %
2014	158	$22.74	to	$9.75	$3,385	4.67%	0.49%	to	0.85%	0.89%	to	(2.50) %
2013	130	$22.54	to	$19.90	$2,922	4.92%	0.65%	to	0.85%	6.10%	to	6.36%
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2006)
2017	963	$16.23	to	$11.30	$14,774	1.48%	0.49%	to	0.85%	21.97%	to	22.41%
2016	903	$13.31	to	$9.23	$11,540	1.36%	0.49%	to	0.85%	(1.30) %	to	(0.94) %
2015	977	$13.49	to	$9.32	$12,808	1.50%	0.49%	to	0.85%	(3.17) %	to	(2.82) %
2014	898	$13.93	to	$9.59	$12,441	1.59%	0.49%	to	0.85%	(0.50) %	to	(4.10) %
2013	942	$14.00	to	$14.22	$13,361	1.20%	0.65%	to	0.85%	18.04%	to	18.30%
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2017	102	$23.27	to	$12.33	$2,322	0.53%	0.49%	to	0.85%	13.95%	to	14.35%
2016	109	$20.42	to	$10.78	$2,196	0.08%	0.49%	to	0.85%	12.48%	to	12.89%
2015	129	$18.15	to	$9.55	$2,300	0.33%	0.49%	to	0.85%	(4.84) %	to	(4.50) %
2014	149	$19.08	to	$19.30	$2,865	0.04%	0.65%	to	0.85%	3.58%	to	3.76%
2013	144	$18.42	to	$18.60	$2,669	0.79%	0.65%	to	0.85%	27.74%	to	28.01%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2017	155	$28.15	to	$12.55	$3,210	0.00%	0.49%	to	0.85%	13.10%	to	13.50%
2016	149	$24.89	to	$11.05	$2,862	0.00%	0.49%	to	0.85%	11.12%	to	11.51%
2015	129	$22.40	to	$9.91	$2,478	0.00%	0.49%	to	0.85%	(6.32) %	to	(5.98) %
2014	100	$23.91	to	$10.54	$2,385	0.00%	0.49%	to	0.85%	1.49%	to	5.40%
2013	104	$23.56	to	$23.78	$2,458	0.01%	0.65%	to	0.85%	36.34%	to	36.59%
INVESCO V.I. TECHNOLOGY FUND
2017	350	$30.48	to	$15.05	$3,304	0.00%	0.49%	to	0.85%	33.99%	to	34.47%
2016	367	$22.74	to	$11.19	$2,394	0.00%	0.49%	to	0.85%	(1.59) %	to	(1.24) %
2015	429	$23.11	to	$11.33	$2,987	0.00%	0.49%	to	0.85%	5.91%	to	6.29%
2014	408	$21.82	to	$10.66	$2,361	0.00%	0.49%	to	0.85%	10.09%	to	6.60%
2013	380	$19.82	to	$9.16	$1,654	0.00%	0.65%	to	0.85%	24.11%	to	24.29%
IVY VIP INTERNATIONAL CORE EQUITY
(Effective date 05/01/2015)
2017	220	$10.99	to	$11.10	$2,436	0.73%	0.49%	to	0.85%	22.11%	to	22.56%
2016	31	$9.00	to	$9.06	$284	1.37%	0.49%	to	0.85%	0.23%	to	0.59%
2015	14	$8.99	to	$9.00	$129	0.00%	0.49%	to	0.69%	(10.08) %	to	(9.96) %
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2017	820	$29.29	to	$12.78	$14,702	1.60%	0.49%	to	0.85%	17.43%	to	17.85%
2016	844	$24.94	to	$10.85	$13,001	2.28%	0.49%	to	0.85%	3.72%	to	4.10%
2015	709	$24.05	to	$10.42	$11,741	1.95%	0.49%	to	0.85%	(0.23) %	to	0.12%
2014	377	$24.11	to	$10.41	$8,548	1.69%	0.49%	to	0.85%	7.63%	to	4.10%
2013	404	$22.05	to	$22.52	$9,064	2.24%	0.65%	to	0.85%	19.09%	to	19.34%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2017	5,440	$20.12	to	$12.60	$92,302	1.42%	0.65%	to	0.85%	17.14%	to	17.37%
2016	4,739	$17.17	to	$10.73	$71,902	1.94%	0.65%	to	0.85%	3.45%	to	3.65%
2015	4,591	$16.60	to	$10.36	$70,239	1.62%	0.65%	to	0.85%	(0.44) %	to	(0.24) %
2014	4,357	$16.67	to	$10.38	$72,208	1.54%	0.65%	to	0.85%	7.27%	to	3.80%
2013	3,611	$15.54	to	$15.75	$57,602	2.06%	0.65%	to	0.85%	18.81%	to	19.05%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2017	1,518	$22.73	to	$10.55	$22,725	3.00%	0.49%	to	0.85%	2.74%	to	3.12%
2016	1,322	$22.12	to	$10.23	$20,570	2.91%	0.49%	to	0.85%	1.60%	to	1.96%
2015	1,059	$21.77	to	$10.04	$18,126	2.38%	0.49%	to	0.85%	(0.63) %	to	(0.27) %
2014	800	$21.91	to	$10.06	$16,367	3.38%	0.49%	to	0.85%	4.04%	to	0.60%
2013	830	$16.04	to	$20.04	$17,036	4.04%	0.65%	to	0.85%	(0.99) %	to	(0.79) %
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2017	2,795	$15.60	to	$10.40	$43,710	2.46%	0.65%	to	0.85%	2.48%	to	2.69%
2016	3,225	$15.22	to	$10.13	$49,221	2.42%	0.65%	to	0.85%	1.36%	to	1.56%
2015	3,177	$15.02	to	$9.97	$47,506	1.89%	0.65%	to	0.85%	(0.91) %	to	(0.71) %
2014	3,570	$15.15	to	$10.04	$54,600	3.23%	0.65%	to	0.85%	3.77%	to	0.40%
2013	2,632	$14.60	to	$14.79	$38,911	3.63%	0.65%	to	0.85%	(1.15) %	to	(1.00) %
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2017	398	$31.33	to	$12.88	$9,562	0.84%	0.49%	to	0.85%	25.96%	to	26.40%
2016	356	$24.87	to	$10.19	$7,264	1.09%	0.49%	to	0.85%	1.20%	to	1.58%
2015	401	$24.58	to	$10.03	$8,191	0.67%	0.49%	to	0.85%	(3.11) %	to	(2.77) %
2014	412	$25.37	to	$10.32	$8,946	1.09%	0.49%	to	0.85%	6.55%	to	3.20%
2013	344	$23.81	to	$12.21	$7,763	1.21%	0.65%	to	0.85%	27.33%	to	27.59%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES
(Effective date 05/29/2014)
2017	8	$18.32	to	$18.45	$141	0.50%	0.49%	to	0.69%	44.10%	to	44.38%
2016	11	$12.71	to	$12.78	$144	0.19%	0.49%	to	0.69%	13.42%	to	13.65%
2015	28	$11.21	to	$11.24	$315	0.56%	0.49%	to	0.69%	4.13%	to	4.33%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
(Effective date 05/01/2014)
2017	254	$18.70	to	$18.20	$4,761	0.46%	0.65%	to	0.85%	43.69%	to	43.97%
2016	122	$13.02	to	$12.64	$1,595	0.06%	0.65%	to	0.85%	12.89%	to	13.12%
2015	86	$11.53	to	$11.18	$993	0.53%	0.65%	to	0.85%	3.76%	to	3.97%
2014	18	$11.11	to	$11.13	$201	0.00%	0.65%	to	0.85%	11.10%	to	11.30%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2017	139	$26.40	to	$26.40	$3,706	1.65%	0.85%	to	0.85%	30.02%	to	30.02%
2016	158	$20.31	to	$20.31	$3,240	4.67%	0.85%	to	0.85%	(7.24) %	to	(7.24) %
2015	183	$21.89	to	$21.89	$4,066	0.59%	0.85%	to	0.85%	(9.36) %	to	(9.36) %
2014	207	$24.15	to	$24.15	$5,011	5.85%	0.85%	to	0.85%	(12.63) %	to	(12.63) %
2013	231	$27.64	to	$27.64	$6,409	3.16%	0.85%	to	0.85%	13.60%	to	13.60%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2017	176	$10.01	to	$10.01	$1,836	1.63%	0.85%	to	0.85%	29.69%	to	29.69%
2016	186	$7.72	to	$7.72	$1,486	4.76%	0.85%	to	0.85%	(7.49) %	to	(7.49) %
2015	212	$8.34	to	$8.34	$1,795	0.51%	0.85%	to	0.85%	(9.57) %	to	(9.57) %
2014	227	$9.22	to	$9.22	$2,112	5.75%	0.85%	to	0.85%	(12.85) %	to	(12.85) %
2013	263	$10.58	to	$10.58	$2,791	2.92%	0.85%	to	0.85%	13.28%	to	13.28%
JANUS HENDERSON VIT RESEARCH PORTFOLIO
2017	202	$37.72	to	$37.72	$7,713	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
2016	221	$29.75	to	$29.75	$6,640	0.54%	0.85%	to	0.85%	(0.35) %	to	(0.35) %
2015	251	$29.86	to	$29.86	$7,565	0.63%	0.85%	to	0.85%	4.45%	to	4.45%
2014	270	$28.58	to	$28.58	$7,776	0.36%	0.85%	to	0.85%	12.03%	to	12.03%
2013	312	$25.51	to	$25.51	$8,015	0.79%	0.85%	to	0.85%	29.23%	to	29.23%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2017	108	$38.35	to	$14.06	$2,755	0.35%	0.49%	to	0.85%	14.26%	to	14.67%
2016	92	$33.56	to	$12.26	$2,054	0.54%	0.49%	to	0.85%	19.20%	to	19.63%
2015	85	$28.16	to	$10.25	$1,651	0.13%	0.49%	to	0.85%	(6.08) %	to	(5.75) %
2014	50	$29.98	to	$10.88	$1,213	0.12%	0.49%	to	0.85%	8.66%	to	8.80%
2013	39	$27.59	to	$23.68	$944	0.58%	0.65%	to	0.85%	41.05%	to	41.37%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2017	1,021	$19.52	to	$10.85	$17,702	1.76%	0.49%	to	0.85%	26.75%	to	27.20%
2016	994	$15.40	to	$8.53	$14,013	1.09%	0.49%	to	0.85%	19.75%	to	20.20%
2015	950	$12.86	to	$7.10	$11,429	1.07%	0.49%	to	0.85%	(20.73) %	to	(20.45) %
2014	983	$16.23	to	$8.92	$15,683	1.70%	0.49%	to	0.85%	(5.42) %	to	(10.80) %
2013	892	$17.16	to	$17.32	$15,450	1.43%	0.65%	to	0.85%	(2.11) %	to	(1.87) %
LVIP BARON GROWTH OPPORTUNITIES FUND
2017	556	$45.52	to	$13.50	$21,276	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
2016	600	$36.08	to	$10.66	$18,515	0.50%	0.49%	to	0.85%	4.68%	to	5.05%
2015	692	$34.47	to	$10.15	$20,247	0.00%	0.49%	to	0.85%	(5.58) %	to	(5.23) %
2014	670	$36.50	to	$10.70	$22,761	0.17%	0.65%	to	0.85%	3.96%	to	7.00%
2013	782	$35.11	to	$31.16	$25,781	0.43%	0.65%	to	0.85%	38.88%	to	39.17%
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2017	1,682	$27.41	to	$13.30	$37,536	1.35%	0.49%	to	0.85%	25.75%	to	26.20%
2016	1,515	$21.80	to	$10.54	$27,521	1.16%	0.49%	to	0.85%	2.97%	to	3.33%
2015	1,391	$21.17	to	$10.20	$25,542	1.85%	0.49%	to	0.85%	5.42%	to	5.80%
2014	1,063	$20.08	to	$9.64	$20,597	1.79%	0.49%	to	0.85%	0.25%	to	(3.60) %
2013	885	$20.03	to	$20.22	$17,878	1.39%	0.65%	to	0.85%	26.53%	to	26.85%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2017	8	$10.92	to	$10.95	$85	0.91%	0.49%	to	0.85%	9.21%	to	9.47%
MFS VIT UTILITIES SERIES
2017	468	$15.61	to	$10.75	$7,169	4.23%	0.49%	to	0.85%	13.53%	to	13.94%
2016	444	$13.75	to	$9.44	$6,055	4.04%	0.49%	to	0.85%	10.30%	to	10.69%
2015	447	$12.47	to	$8.52	$5,537	3.37%	0.49%	to	0.85%	(15.48) %	to	(15.18) %
2014	614	$14.75	to	$10.05	$9,097	2.02%	0.49%	to	0.85%	11.49%	to	0.50%
2013	449	$13.23	to	$13.38	$6,000	2.10%	0.65%	to	0.85%	19.19%	to	19.46%
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2017	118	$50.51	to	$50.51	$6,281	1.48%	0.85%	to	0.85%	2.24%	to	2.24%
2016	157	$49.41	to	$49.41	$7,919	1.40%	0.85%	to	0.85%	5.91%	to	5.91%
2015	170	$46.65	to	$46.65	$7,999	1.33%	0.85%	to	0.85%	1.31%	to	1.31%
2014	173	$46.05	to	$46.05	$8,039	1.50%	0.85%	to	0.85%	28.63%	to	28.63%
2013	184	$35.80	to	$35.80	$6,642	1.12%	0.85%	to	0.85%	1.19%	to	1.19%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
(Effective date 05/01/2006)
2017	49	$19.68	to	$13.15	$925	0.44%	0.49%	to	0.85%	15.37%	to	15.77%
2016	54	$17.06	to	$11.35	$874	0.23%	0.49%	to	0.85%	15.01%	to	15.42%
2015	56	$14.83	to	$9.84	$790	0.50%	0.49%	to	0.85%	(9.30) %	to	(8.97) %
2014	22	$16.35	to	$16.64	$396	0.83%	0.65%	to	0.85%	12.60%	to	12.81%
2013	14	$14.52	to	$14.75	$233	0.82%	0.65%	to	0.85%	35.57%	to	35.82%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
(Effective date 05/01/2015)
2017	66	$12.41	to	$12.41	$818	0.35%	0.49%	to	0.49%	17.53%	to	17.53%
2016	66	$10.56	to	$10.56	$696	0.63%	0.49%	to	0.49%	9.10%	to	9.10%
2015	5	$9.68	to	$9.68	$52	0.00%	0.49%	to	0.49%	(3.22)%	to	(3.22)%
NVIT MID CAP INDEX FUND
2017	734	$39.60	to	$14.03	$22,734	5.06%	0.49%	to	0.85%	14.60%	to	15.01%
2016	698	$34.55	to	$12.20	$20,033	1.21%	0.49%	to	0.85%	19.00%	to	19.43%
2015	558	$29.04	to	$10.21	$14,540	0.85%	0.49%	to	0.85%	(3.60)%	to	(3.25)%
2014	541	$30.12	to	$10.56	$15,363	0.88%	0.49%	to	0.85%	8.27%	to	5.60%
2013	499	$27.45	to	$28.03	$14,036	0.98%	0.65%	to	0.85%	31.65%	to	31.91%
OPPENHEIMER GLOBAL FUND/VA
2017	1,086	$39.08	to	$13.86	$34,167	0.93%	0.49%	to	0.85%	35.51%	to	36.00%
2016	1,026	$28.84	to	$10.19	$25,013	1.06%	0.49%	to	0.85%	(0.76)%	to	(0.41)%
2015	1,244	$29.06	to	$10.23	$30,284	1.32%	0.49%	to	0.85%	3.06%	to	3.44%
2014	1,192	$28.20	to	$9.89	$29,837	1.11%	0.49%	to	0.85%	1.44%	to	(1.10)%
2013	1,205	$27.80	to	$22.84	$30,043	1.37%	0.65%	to	0.85%	26.24%	to	26.47%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2017	841	$24.35	to	$11.35	$16,504	1.39%	0.49%	to	0.85%	25.23%	to	25.67%
2016	771	$19.44	to	$9.03	$12,849	1.12%	0.49%	to	0.85%	(2.95)%	to	(2.59)%
2015	804	$20.03	to	$9.27	$14,410	1.13%	0.49%	to	0.85%	2.56%	to	2.92%
2014	715	$19.53	to	$9.01	$13,541	1.17%	0.49%	to	0.85%	(8.01)%	to	(9.90)%
2013	674	$21.23	to	$21.60	$14,517	1.34%	0.65%	to	0.85%	24.81%	to	25.00%
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
(Effective date 05/01/2014)
2017	135	$13.50	to	$13.67	$1,844	0.90%	0.49%	to	0.85%	13.19%	to	13.60%
2016	108	$12.07	to	$12.04	$1,298	0.43%	0.49%	to	0.85%	17.06%	to	17.47%
2015	162	$10.31	to	$10.25	$1,669	0.73%	0.49%	to	0.85%	(6.70)%	to	(6.36)%
2014	21	$11.05	to	$10.93	$230	0.00%	0.65%	to	0.85%	10.50%	to	9.30%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 05/01/2014)
2017	158	$6.29	to	$6.39	$1,006	11.21%	0.49%	to	0.85%	1.30%	to	1.65%
2016	152	$6.23	to	$6.29	$949	1.27%	0.49%	to	0.85%	14.19%	to	14.58%
2015	69	$5.45	to	$5.49	$376	3.35%	0.49%	to	0.85%	(26.34)%	to	(26.06)%
2014	34	$7.39	to	$7.42	$254	0.28%	0.49%	to	0.85%	(26.10)%	to	(25.80)%
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2017	20	$10.33	to	$10.35	$203	3.02%	0.49%	to	0.69%	3.33%	to	3.47%
PIMCO VIT HIGH YIELD PORTFOLIO
2017	1,573	$23.15	to	$11.52	$33,524	4.87%	0.49%	to	0.85%	5.71%	to	6.10%
2016	1,414	$21.90	to	$10.86	$30,946	5.22%	0.49%	to	0.85%	11.50%	to	11.92%
2015	1,250	$19.64	to	$9.70	$25,838	5.24%	0.49%	to	0.85%	(2.47)%	to	(2.13)%
2014	1,632	$20.14	to	$9.91	$36,792	5.25%	0.49%	to	0.85%	2.49%	to	(0.90)%
2013	1,638	$19.25	to	$24.53	$36,378	5.45%	0.65%	to	0.85%	4.85%	to	5.05%
PIMCO VIT LOW DURATION PORTFOLIO
2017	5,774	$13.40	to	$10.10	$74,455	1.34%	0.49%	to	0.85%	0.49%	to	0.85%
2016	5,614	$13.34	to	$10.01	$73,774	1.49%	0.49%	to	0.85%	0.55%	to	0.92%
2015	5,585	$13.26	to	$9.92	$73,894	3.42%	0.49%	to	0.85%	(0.54)%	to	(0.18)%
2014	5,881	$13.33	to	$9.94	$79,347	1.12%	0.49%	to	0.85%	(0.07)%	to	(0.60)%
2013	5,957	$13.28	to	$13.56	$80,668	1.45%	0.65%	to	0.85%	(0.97)%	to	(0.80)%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
PIMCO VIT REAL RETURN PORTFOLIO
(Effective date 05/29/2014)
2017	158	$10.27	to	$10.12	$1,599	2.36%	0.49%	to	0.85%	2.79%	to	3.15%
2016	89	$9.99	to	$9.81	$875	2.01%	0.49%	to	0.85%	(0.10) %	to	4.69%
2015	85	$9.34	to	$9.37	$791	6.39%	0.49%	to	0.69%	(3.37) %	to	(3.18) %
2014	27	$9.66	to	$9.68	$258	0.03%	0.49%	to	0.69%	(3.40) %	to	(3.20) %
PIMCO VIT TOTAL RETURN PORTFOLIO
2017	7,789	$16.65	to	$10.75	$118,557	2.02%	0.49%	to	0.85%	4.03%	to	4.40%
2016	6,632	$16.01	to	$10.30	$100,615	2.08%	0.49%	to	0.85%	1.81%	to	2.18%
2015	6,795	$15.73	to	$10.08	$104,032	4.96%	0.49%	to	0.85%	(0.40) %	to	(0.04) %
2014	6,953	$15.79	to	$10.08	$110,569	2.12%	0.49%	to	0.85%	3.41%	to	0.80%
2013	8,360	$15.27	to	$15.53	$129,646	2.19%	0.65%	to	0.85%	(2.80) %	to	(2.63) %
PIONEER FUND VCT PORTFOLIO
2017	121	$28.39	to	$21.94	$3,252	1.18%	0.65%	to	0.85%	20.69%	to	20.93%
2016	137	$23.53	to	$18.14	$3,030	1.32%	0.65%	to	0.85%	8.89%	to	9.11%
2015	156	$21.61	to	$16.63	$3,115	1.08%	0.65%	to	0.85%	(0.91) %	to	(0.70) %
2014	178	$21.80	to	$16.75	$3,594	1.19%	0.65%	to	0.85%	10.10%	to	10.34%
2013	213	$19.80	to	$15.18	$3,921	1.25%	0.65%	to	0.85%	32.09%	to	32.46%
PIONEER MID CAP VALUE VCT PORTFOLIO
2017	96	$19.49	to	$12.94	$1,835	0.60%	0.49%	to	0.85%	11.92%	to	12.31%
2016	113	$17.41	to	$11.52	$1,941	0.46%	0.49%	to	0.85%	15.25%	to	15.66%
2015	155	$15.11	to	$9.96	$2,339	0.55%	0.49%	to	0.85%	(7.15) %	to	(6.81) %
2014	219	$16.27	to	$16.56	$3,618	0.72%	0.65%	to	0.85%	13.86%	to	14.05%
2013	166	$14.29	to	$14.52	$2,413	0.72%	0.65%	to	0.85%	31.58%	to	31.88%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
(Effective date 05/01/2006)
2017	197	$32.46	to	$14.35	$5,714	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
2016	207	$25.18	to	$11.09	$4,691	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
2015	215	$24.48	to	$10.74	$4,752	0.00%	0.49%	to	0.85%	0.77%	to	1.13%
2014	235	$24.29	to	$10.62	$5,149	0.00%	0.49%	to	0.85%	8.49%	to	6.20%
2013	273	$22.39	to	$14.96	$5,542	0.00%	0.65%	to	0.85%	41.26%	to	41.53%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2017	50	$28.17	to	$28.66	$1,396	0.00%	0.65%	to	0.85%	24.23%	to	24.47%
2016	67	$22.68	to	$10.93	$1,436	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
2015	80	$22.13	to	$22.43	$1,653	0.00%	0.65%	to	0.85%	1.11%	to	1.31%
2014	95	$21.89	to	$22.14	$1,945	0.00%	0.65%	to	0.85%	6.37%	to	6.60%
2013	112	$16.39	to	$20.77	$2,161	0.00%	0.65%	to	0.85%	31.84%	to	32.12%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2017	84	$10.42	to	$6.29	$834	0.00%	0.49%	to	0.85%	(1.38) %	to	(1.02) %
2016	94	$10.57	to	$6.36	$953	0.00%	0.49%	to	0.85%	23.77%	to	24.20%
2015	108	$8.54	to	$5.12	$880	0.00%	0.49%	to	0.85%	(29.45) %	to	(29.19) %
2014	122	$12.10	to	$7.23	$1,461	0.00%	0.49%	to	0.85%	(20.50) %	to	(27.70) %
2013	148	$15.22	to	$15.36	$2,278	0.00%	0.65%	to	0.85%	8.79%	to	9.01%
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 04/30/2010)
2017	657	$11.05	to	$10.08	$7,117	2.47%	0.49%	to	0.85%	1.11%	to	1.46%
2016	1,134	$10.93	to	$9.94	$12,072	1.99%	0.49%	to	0.85%	(0.65) %	to	(0.28) %
2015	1,136	$11.00	to	$9.97	$12,191	2.06%	0.49%	to	0.85%	(1.49) %	to	(1.14) %
2014	805	$11.17	to	$10.08	$9,038	2.86%	0.49%	to	0.85%	3.43%	to	0.80%
2013	224	$10.80	to	$10.88	$2,430	1.37%	0.65%	to	0.85%	(1.37) %	to	(1.09) %

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2017	624	$23.73	to	$13.71	$13,005	1.77%	0.49%	to	0.85%	17.77%	to	18.19%
2016	641	$20.15	to	$11.60	$12,018	1.79%	0.49%	to	0.85%	12.69%	to	13.09%
2015	722	$17.88	to	$10.26	$11,921	1.60%	0.49%	to	0.85%	(3.86) %	to	(3.51) %
2014	640	$18.60	to	$10.62	$11,710	1.54%	0.65%	to	0.85%	11.71%	to	6.20%
2013	484	$16.65	to	$16.77	$8,128	1.64%	0.65%	to	0.85%	31.31%	to	31.53%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 04/29/2016)
2017	29	$12.19	to	$12.23	$355	1.17%	0.49%	to	0.65%	14.91%	to	15.10%
2016	14	$10.61	to	$10.61	$150	0.00%	0.65%	to	0.65%	6.11%	to	6.11%
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2017	267	$19.84	to	$12.84	$5,210	0.54%	0.49%	to	0.85%	14.33%	to	14.74%
2016	326	$17.36	to	$11.19	$5,686	0.00%	0.49%	to	0.85%	(12.10) %	to	(11.79) %
2015	603	$19.75	to	$12.68	$11,723	0.00%	0.49%	to	0.85%	6.87%	to	7.27%
2014	718	$18.48	to	$11.81	$13,244	0.23%	0.65%	to	0.85%	26.58%	to	18.10%
2013	627	$14.60	to	$14.68	$9,174	0.85%	0.65%	to	0.85%	40.52%	to	40.75%
PUTNAM VT INCOME FUND
(Effective date 05/01/2015)
2017	129	$10.24	to	$10.34	$1,330	3.79%	0.49%	to	0.85%	5.01%	to	5.39%
2016	69	$9.75	to	$9.81	$679	3.00%	0.49%	to	0.85%	1.40%	to	1.76%
2015	30	$9.62	to	$9.64	$288	0.00%	0.49%	to	0.85%	(3.80) %	to	(3.57) %
PUTNAM VT INTERNATIONAL EQUITY FUND
(Effective date 04/29/2016)
2017	59	$12.56	to	$12.60	$736	1.78%	0.49%	to	0.69%	26.06%	to	26.32%
2016	27	$9.96	to	$9.98	$271	0.00%	0.49%	to	0.69%	(0.38) %	to	(0.25) %
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 05/01/2015)
2017	59	$11.13	to	$11.19	$663	1.75%	0.49%	to	0.69%	24.19%	to	24.45%
2016	48	$8.96	to	$8.99	$428	2.08%	0.49%	to	0.69%	0.59%	to	0.80%
2015	18	$8.91	to	$8.92	$163	0.00%	0.49%	to	0.69%	(10.88) %	to	(10.76) %
PUTNAM VT INVESTORS FUND
(Effective date 05/01/2014)
2017	62	$14.27	to	$14.46	$902	1.25%	0.49%	to	0.85%	22.10%	to	22.54%
2016	62	$11.98	to	$11.80	$737	1.56%	0.49%	to	0.85%	11.40%	to	11.80%
2015	72	$10.76	to	$10.53	$771	1.52%	0.65%	to	0.85%	(2.79) %	to	(2.59) %
2014	56	$11.06	to	$10.81	$614	0.00%	0.65%	to	0.85%	10.60%	to	8.10%
PUTNAM VT SMALL CAP VALUE FUND
(Effective date 05/01/2015)
2017	3	$12.65	to	$12.72	$38	1.65%	0.65%	to	0.85%	7.22%	to	7.45%
2016	1	$11.80	to	$11.84	$18	1.39%	0.65%	to	0.85%	26.71%	to	26.96%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2017	145	$24.58	to	$11.50	$3,605	0.77%	0.49%	to	0.85%	4.22%	to	4.59%
2016	166	$23.58	to	$11.00	$3,933	1.53%	0.49%	to	0.85%	19.52%	to	19.95%
2015	218	$19.73	to	$9.17	$4,265	0.33%	0.49%	to	0.85%	(12.71) %	to	(12.40) %
2014	286	$22.61	to	$10.47	$6,460	0.00%	0.49%	to	0.85%	2.08%	to	4.70%
2013	419	$22.15	to	$22.36	$9,349	1.12%	0.65%	to	0.85%	33.27%	to	33.57%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)				Total Return
		(a)		(b)							(a)		(b)
INVESTMENT DIVISIONS
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2017	7,416	$12.76	to	$9.87	$83,485	0.44%	0.49%	to	0.85	%	(0.41) %	to	(0.05) %
2016	8,256	$12.81	to	$9.88	$93,377	0.01%	0.49%	to	0.85	%	(0.83) %	to	(0.47) %
2015	8,804	$12.92	to	$9.92	$100,169	0.01%	0.49%	to	0.85	%	(0.84) %	to	(0.48) %
2014	8,660	$13.03	to	$9.97	$99,172	0.01%	0.49%	to	0.85	%	(0.84) %	to	(0.30) %
2013	7,650	$13.14	to	$11.14	$89,931	0.01%	0.65%	to	0.85	%	(0.83) %	to	(0.62) %
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2017	985	$34.91	to	$23.40	$26,910	1.51%	0.65%	to	0.85	%	15.58%	to	15.81%
2016	1,121	$30.20	to	$20.21	$26,301	1.66%	0.65%	to	0.85	%	8.07%	to	8.29%
2015	1,354	$27.94	to	$18.66	$28,867	1.55%	0.65%	to	0.85	%	(1.77) %	to	(1.57) %
2014	1,479	$28.45	to	$18.96	$31,770	1.31%	0.65%	to	0.85	%	4.60%	to	4.75%
2013	1,495	$27.20	to	$18.10	$30,797	1.72%	0.65%	to	0.85	%	22.52%	to	22.80%
SCHWAB S&P 500 INDEX PORTFOLIO
2017	13,516	$44.76	to	$14.64	$328,558	1.63%	0.49%	to	0.85	%	20.70%	to	21.13%
2016	12,396	$37.09	to	$12.09	$267,910	1.78%	0.49%	to	0.85	%	10.74%	to	11.13%
2015	11,353	$33.49	to	$10.88	$232,387	1.54%	0.49%	to	0.85	%	0.31%	to	0.68%
2014	9,689	$33.39	to	$10.80	$217,712	1.45%	0.49%	to	0.85	%	12.46%	to	8.00%
2013	8,780	$29.69	to	$17.11	$183,023	1.65%	0.65%	to	0.85	%	30.97%	to	31.21%
SCHWAB VIT BALANCED PORTFOLIO
(Effective date 04/29/2016)
2017	221	$11.13	to	$11.16	$2,463	0.84%	0.49%	to	0.69	%	9.25%	to	9.46%
2016	18	$10.20	to	$10.20	$182	0.00%	0.49%	to	0.49	%	1.99%	to	1.99%
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
(Effective date 04/29/2016)
2017	254	$11.67	to	$11.71	$2,966	1.31%	0.49%	to	0.69	%	12.92%	to	13.15%
2016	248	$10.33	to	$10.35	$2,560	0.22%	0.49%	to	0.69	%	3.35%	to	3.48%
SCHWAB VIT GROWTH PORTFOLIO
(Effective date 04/29/2016)
2017	47	$12.19	to	$12.24	$579	1.67%	0.49%	to	0.69	%	16.33%	to	16.57%
2016	6	$10.48	to	$10.50	$58	0.00%	0.49%	to	0.69	%	4.82%	to	4.96%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 05/29/2014)
2017	27	$15.45	to	$15.56	$427	0.00%	0.49%	to	0.69	%	26.71%	to	26.96%
2016	22	$12.19	to	$12.26	$272	0.00%	0.49%	to	0.69	%	(11.10) %	to	(10.92) %
2015	37	$13.72	to	$13.76	$514	0.00%	0.49%	to	0.69	%	11.99%	to	12.21%
2014	5	$12.25	to	$12.26	$67	0.00%	0.49%	to	0.69	%	22.50%	to	22.60%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
(Effective date 05/01/2014)
2017	112	$15.73	to	$15.33	$1,822	0.00%	0.65%	to	0.85	%	26.24%	to	26.49%
2016	141	$12.06	to	$12.12	$1,762	0.00%	0.65%	to	0.85	%	(11.47) %	to	(11.30) %
2015	318	$14.07	to	$13.67	$4,468	0.00%	0.65%	to	0.85	%	11.51%	to	11.74%
2014	252	$12.62	to	$12.23	$3,163	0.00%	0.65%	to	0.85	%	26.20%	to	22.30%
TEMPLETON FOREIGN VIP FUND
(Effective date 04/30/2010)
2017	716	$13.75	to	$9.93	$9,228	2.59%	0.49%	to	0.85	%	15.71%	to	16.13%
2016	648	$11.88	to	$8.55	$7,223	1.96%	0.49%	to	0.85	%	6.27%	to	6.66%
2015	626	$11.18	to	$8.02	$6,687	3.20%	0.49%	to	0.85	%	(7.28) %	to	(6.95) %
2014	586	$12.06	to	$8.62	$6,973	1.79%	0.49%	to	0.85	%	(11.84) %	to	(13.80) %
2013	457	$13.68	to	$13.78	$6,297	2.24%	0.65%	to	0.85	%	21.93%	to	22.16%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
TEMPLETON GLOBAL BOND VIP FUND
(Effective date 05/01/2014)
2017	821	$9.64	to	$9.76	$8,093	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2016	667	$9.71	to	$9.63	$6,521	0.00%	0.49%	to	0.85%	2.07%	to	2.44%
2015	780	$9.52	to	$9.40	$7,426	7.55%	0.49%	to	0.85%	(5.12) %	to	(4.77) %
2014	505	$10.03	to	$9.87	$5,061	0.78%	0.49%	to	0.85%	0.30%	to	(1.30) %
THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2006)
2017	150	$12.07	to	$12.35	$1,853	0.81%	0.65%	to	0.85%	12.64%	to	12.86%
2016	173	$10.72	to	$10.95	$1,896	0.79%	0.65%	to	0.85%	11.28%	to	11.50%
2015	265	$9.63	to	$9.82	$2,605	3.33%	0.65%	to	0.85%	(9.66) %	to	(9.49) %
2014	301	$10.66	to	$10.85	$3,268	2.96%	0.65%	to	0.85%	3.50%	to	3.73%
2013	418	$10.30	to	$10.46	$4,365	3.28%	0.65%	to	0.85%	17.98%	to	18.19%
TOUCHSTONE VST FOCUSED FUND
(Effective date 05/01/2009)
2017	142	$31.70	to	$14.09	$3,950	0.54%	0.49%	to	0.85%	12.68%	to	13.09%
2016	140	$28.14	to	$12.46	$3,558	0.00%	0.49%	to	0.85%	12.16%	to	12.56%
2015	140	$25.09	to	$11.07	$3,344	0.00%	0.49%	to	0.85%	1.11%	to	1.47%
2014	124	$24.81	to	$10.91	$3,066	0.00%	0.49%	to	0.85%	12.11%	to	9.10%
2013	132	$22.13	to	$22.33	$2,943	0.00%	0.65%	to	0.85%	33.72%	to	33.95%
TVST TOUCHSTONE BOND FUND
(Effective date 05/01/2009)
2017	731	$12.94	to	$10.09	$8,628	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
2016	902	$12.58	to	$9.78	$10,350	1.82%	0.49%	to	0.85%	(0.04) %	to	0.32%
2015	1,048	$12.59	to	$9.75	$12,354	3.07%	0.49%	to	0.85%	(2.12) %	to	(1.76) %
2014	925	$12.86	to	$9.92	$11,780	4.80%	0.49%	to	0.85%	3.13%	to	(0.80) %
2013	270	$12.47	to	$12.59	$3,396	3.57%	0.65%	to	0.85%	(1.19) %	to	(0.94) %
TVST TOUCHSTONE COMMON STOCK FUND
(Effective date 05/01/2009)
2017	375	$31.59	to	$14.29	$10,741	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
2016	363	$26.22	to	$11.82	$8,846	1.67%	0.49%	to	0.85%	10.32%	to	10.71%
2015	385	$23.77	to	$10.67	$8,574	2.67%	0.49%	to	0.85%	(0.66) %	to	(0.30) %
2014	405	$23.93	to	$10.71	$9,610	1.59%	0.49%	to	0.85%	9.42%	to	7.10%
2013	471	$21.87	to	$22.08	$10,376	1.74%	0.65%	to	0.85%	30.65%	to	30.88%
TVST TOUCHSTONE SMALL COMPANY FUND
(Effective date 05/01/2009)
2017	212	$34.00	to	$14.69	$5,473	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
2016	183	$28.79	to	$12.40	$4,378	0.08%	0.49%	to	0.85%	19.21%	to	19.64%
2015	160	$24.15	to	$10.36	$3,310	0.00%	0.49%	to	0.85%	(2.17) %	to	(1.82) %
2014	120	$24.69	to	$10.54	$2,782	0.48%	0.65%	to	0.85%	5.78%	to	5.40%
2013	105	$23.34	to	$23.56	$2,465	0.17%	0.65%	to	0.85%	33.60%	to	33.86%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2017	317	$11.57	to	$6.92	$3,234	0.00%	0.49%	to	0.85%	(2.80) %	to	(2.45) %
2016	308	$11.90	to	$7.10	$3,354	0.38%	0.49%	to	0.85%	42.20%	to	42.70%
2015	319	$8.37	to	$4.97	$2,572	0.03%	0.49%	to	0.85%	(34.19) %	to	(33.94) %
2014	301	$12.72	to	$7.53	$3,823	0.00%	0.49%	to	0.85%	(20.00) %	to	(24.70) %
2013	305	$15.90	to	$16.05	$4,897	0.53%	0.65%	to	0.85%	9.35%	to	9.56%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
(Effective date 05/01/2009)
2017	401	$11.88	to	$9.56	$4,782	2.44%	0.49%	to	0.85%	11.30%	to	11.70%
2016	534	$10.68	to	$8.56	$5,647	0.00%	0.49%	to	0.85%	5.52%	to	5.90%
2015	666	$10.12	to	$8.08	$6,743	6.86%	0.49%	to	0.85%	(13.82) %	to	(13.51) %
2014	816	$11.74	to	$9.34	$9,664	4.86%	0.49%	to	0.85%	1.29%	to	(6.60) %
2013	814	$11.59	to	$11.70	$9,524	2.28%	0.65%	to	0.85%	(9.95) %	to	(9.72) %
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
(Effective date 05/29/2014)
2017	337	$15.79	to	$15.91	$5,348	0.95%	0.49%	to	0.69%	27.95%	to	28.20%
2016	209	$12.34	to	$12.41	$2,590	1.04%	0.49%	to	0.69%	10.08%	to	10.30%
2015	143	$11.21	to	$11.25	$1,608	0.55%	0.49%	to	0.69%	1.92%	to	2.12%
2014	27	$11.00	to	$11.01	$292	0.00%	0.49%	to	0.69%	10.00%	to	10.10%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
(Effective date 05/29/2014)
2017	319	$12.65	to	$12.74	$4,050	2.11%	0.49%	to	0.69%	12.39%	to	12.61%
2016	166	$11.25	to	$11.31	$1,878	2.02%	0.49%	to	0.69%	12.18%	to	12.41%
2015	66	$10.03	to	$10.06	$666	1.67%	0.49%	to	0.69%	(3.12) %	to	(2.93) %
2014	15	$10.35	to	$10.37	$159	0.00%	0.49%	to	0.69%	3.50%	to	3.70%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
(Effective date 05/29/2014)
2017	465	$13.81	to	$13.91	$6,453	0.94%	0.49%	to	0.69%	18.27%	to	18.50%
2016	270	$11.68	to	$11.74	$3,164	1.01%	0.49%	to	0.69%	10.35%	to	10.58%
2015	134	$10.58	to	$10.62	$1,425	0.76%	0.49%	to	0.69%	(2.11) %	to	(1.92) %
2014	35	$10.81	to	$10.82	$380	0.00%	0.49%	to	0.69%	8.10%	to	8.20%
VANGUARD VIF REIT INDEX PORTFOLIO
(Effective date 05/29/2014)
2017	257	$12.73	to	$12.82	$3,292	2.24%	0.49%	to	0.69%	4.06%	to	4.27%
2016	208	$12.24	to	$12.30	$2,551	2.09%	0.49%	to	0.69%	7.62%	to	7.83%
2015	118	$11.37	to	$11.41	$1,341	1.47%	0.49%	to	0.69%	1.52%	to	1.73%
2014	40	$11.20	to	$11.21	$450	0.00%	0.49%	to	0.69%	12.00%	to	12.10%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
(Effective date 05/29/2014)
2017	163	$14.61	to	$14.71	$2,389	0.40%	0.49%	to	0.69%	22.62%	to	22.86%
2016	101	$11.91	to	$11.97	$1,207	0.26%	0.49%	to	0.69%	14.14%	to	14.38%
2015	60	$10.44	to	$10.47	$624	0.13%	0.49%	to	0.69%	(3.42) %	to	(3.23) %
2014	10	$10.81	to	$10.82	$111	0.00%	0.49%	to	0.69%	8.10%	to	8.20%
WELLS FARGO VT DISCOVERY FUND
2017	285	$43.97	to	$14.38	$7,263	0.00%	0.49%	to	0.85%	28.04%	to	28.49%
2016	240	$34.34	to	$11.14	$5,202	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
2015	324	$32.17	to	$10.44	$6,637	0.00%	0.49%	to	0.85%	(2.30) %	to	(1.94) %
2014	295	$32.93	to	$10.64	$6,555	0.00%	0.65%	to	0.85%	(0.48) %	to	6.40%
2013	347	$33.09	to	$20.52	$7,943	0.01%	0.65%	to	0.85%	42.57%	to	42.80%
WELLS FARGO VT OMEGA GROWTH FUND
(Effective date 05/01/2014)
2017	80	$14.47	to	$14.07	$1,144	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
2016	59	$10.84	to	$10.53	$630	0.00%	0.65%	to	0.85%	(0.33) %	to	(0.13) %
2015	77	$10.88	to	$10.54	$827	0.00%	0.65%	to	0.85%	0.49%	to	0.69%
2014	25	$10.82	to	$10.47	$266	0.00%	0.65%	to	0.85%	8.20%	to	4.70%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
WELLS FARGO VT OPPORTUNITY FUND
2017	232	$35.59	to	$13.53	$6,625	0.68%	0.65%	to	0.85%	19.42%	to	19.67%
2016	239	$29.81	to	$11.31	$5,714	1.96%	0.65%	to	0.85%	11.28%	to	11.50%
2015	282	$26.78	to	$10.14	$6,036	0.13%	0.65%	to	0.85%	(3.90) %	to	(3.71) %
2014	328	$27.87	to	$23.05	$7,365	0.06%	0.65%	to	0.85%	9.47%	to	9.71%
2013	318	$16.34	to	$21.01	$6,586	0.20%	0.65%	to	0.85%	29.58%	to	29.77%

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded	)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2017, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2017, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 9, 2018

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
AB VPS GROWTH AND INCOME PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS INTERNATIONAL GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS INTERNATIONAL VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS REAL ESTATE INVESTMENT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS SMALL/MID CAP VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER BALANCED PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period May 4, 2016 to December 31, 2016
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN FUNDS IS GLOBAL GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2017	For the period May 17, 2017 to December 31, 2017	For the period May 17, 2017 to December 31, 2017
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period May 6, 2016 to December 31, 2016
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period June 17, 2016 to December 31, 2016
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period February 26, 2016 to December 31, 2016
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period May 2, 2016 to December 31, 2016
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II	N/A	N/A	For the period January 1, 2016 to May 2, 2016
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP SMID CAP CORE SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DELAWARE VIP VALUE SERIES	December 31, 2017	For the period May 16, 2017 to December 31, 2017	For the period May 16, 2017 to December 31, 2017
DEUTSCHE CAPITAL GROWTH VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE CORE EQUITY VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

DEUTSCHE CROCI® U.S. VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE GLOBAL SMALL CAP VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE SMALL CAP INDEX VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE SMALL MID CAP GROWTH VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DEUTSCHE SMALL MID CAP VALUE VIP	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS IP MIDCAP STOCK PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS VIF APPRECIATION PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS VIF GROWTH AND INCOME PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FEDERATED FUND FOR US GOVERNMENT SECURITIES II	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FEDERATED MANAGED TAIL RISK FUND II	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FEDERATED MANAGED VOLATILITY FUND II	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
FRANKLIN SMALL CAP VALUE VIP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period May 16, 2016 to December 31, 2016
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period October 17, 2016 to December 31, 2016
GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND	December 31, 2017	For the period May 23, 2017 to December 31, 2017	For the period May 23, 2017 to December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

GREAT-WEST INVESCO SMALL CAP VALUE FUND	December 31, 2017	For the period May 23, 2017 to December 31, 2017	For the period May 23, 2017 to December 31, 2017
GREAT-WEST LOOMIS SAYLES BOND FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period May 16, 2016 to December 31, 2016
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2017	For the period May 31, 2017 to December 31, 2017	For the period May 31, 2017 to December 31, 2017
INVESCO V.I. COMSTOCK FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. CORE EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. HIGH YIELD FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
INVESCO V.I. TECHNOLOGY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
IVY VIP INTERNATIONAL CORE EQUITY	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JANUS HENDERSON VIT RESEARCH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BARON GROWTH OPPORTUNITIES FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS VIT II INTERNATIONAL VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS VIT III MID CAP VALUE PORTFOLIO	December 31, 2017	For the period June 21, 2017 to December 31, 2017	For the period June 21, 2017 to December 31, 2017
MFS VIT UTILITIES SERIES	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
NVIT MID CAP INDEX FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
OPPENHEIMER GLOBAL FUND/VA	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	December 31, 2017	For the period May 22, 2017 to December 31, 2017	For the period May 22, 2017 to December 31, 2017
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIONEER EMERGING MARKETS VCT PORTFOLIO	N/A	For the period January 1, 2017 to November 2, 2017	For the period January 1, 2017 to November 2, 2017 and the year ended December 31, 2016
PIONEER FUND VCT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIONEER MID CAP VALUE VCT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT EQUITY INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period September 7, 2016 to December 31, 2016

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

PUTNAM VT GLOBAL HEALTH CARE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT INCOME FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period May 6, 2016 to December 31, 2016
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT INVESTORS FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period January 20, 2016 to December 31, 2016
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SCHWAB MARKETTRACK GROWTH PORTFOLIO II	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SCHWAB S&P 500 INDEX PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
SCHWAB VIT BALANCED PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 6, 2016 to December 31, 2016
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period June 15, 2016 to December 31, 2016
SCHWAB VIT GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period July 5, 2016 to December 31, 2016
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TEMPLETON FOREIGN VIP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TEMPLETON GLOBAL BOND VIP FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company

Appendix A

THIRD AVENUE VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TOUCHSTONE VST FOCUSED FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TVST TOUCHSTONE BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TVST TOUCHSTONE COMMON STOCK FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
TVST TOUCHSTONE SMALL COMPANY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VANGUARD VIF CAPITAL GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VANGUARD VIF MID-CAP INDEX PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VANGUARD VIF REIT INDEX PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
WELLS FARGO VT DISCOVERY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
WELLS FARGO VT OMEGA GROWTH FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
WELLS FARGO VT OPPORTUNITY FUND	December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND	N/A	N/A	For the period January 1, 2016 to May 2, 2016

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) and subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A (the “Series Account”) as of December 31, 2017, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant’s initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).
	(2)	Not applicable.
	(3)	Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed on April 21, 2003 (File No. 333-52956).
	(4)	(a)	Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
		(b)	Death Benefit Option 2 endorsement is incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-4, filed May 3, 2004 (File No. 333-52956).
		(c)	Form of variable annuity contract amendment is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-4, filed on August 18, 2014 (File No. 333-52956).
	(5)	(a)	Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956).
		(b)	Form of revised application to add new Portfolio investment options is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4, filed on April 29, 2005 (File No. 333-52956).
	(6)	(a)	Amended and Restated Articles of Incorporation of Depositor are incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-4 filed on April 28, 2015 (File No. 333- 52956).
		(c)	Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-4 filed on April 28, 2015 (File No. 333-52956).
	(7)	Not applicable.
	(8)	(a)	Form of Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post- Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(b)	Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre- Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).
(c)	Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with AllianceBernstein Variable Products Series Fund are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333- 52956); Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).
(d)	Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(e)	Participation Agreement with Blackrock Variable Series Funds, Inc. is incorporated by reference to Post- Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333- 194043).
(f)	Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(g)	Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).
(h)	Participation Agreement with Dreyfus Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre- Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(i)	Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT Series) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Form of amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4 filed on April 29, 2005 (File No. 333-52956).
(j)	Participation Agreement with Federated Insurance Series, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendment to Participation Agreement with Federated Insurance Series is incorporated by reference to Pre- Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(k)	Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743); amendment to Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).
(l)	Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement between with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333- 52956); Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333- 176926).
(m)	Participation Agreement with J.P. Morgan Series Trust II is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). Participation Agreement with J.P. Morgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333- 52956).
(n)	Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333- 52956). Amendment to Participation Agreement with Lazard Retirement Series is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).
(o)	Form of Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) is incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).
(p)	Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(q)	Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(r)	Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333- 176926).
(s)	Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Pre- Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendment to Participation Agreements with Oppenheimer Variable Account Fund is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreement with Oppenheimer is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).
(t)	Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement with PIMCO is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 19, 2011 (File No. 333-176926).
(u)	Form of Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendments to Participation Agreement with Pioneer Fund are incorporated by reference to Registrant’s Pre- Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant’s Post- Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003 is incorporated by reference to Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).
(v)	Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Post- Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(w)	Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).
(x)	Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL 2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).
(y)	Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreements with Charles Schwab Annuity Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).

	(z)	Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Variable Annuity Account-1 of Great-West Life & Annuity Insurance Company of New York on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendment to Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File No. 333- 52956).
	(aa)	Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post- Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
	(bb)	Form of Participation Agreement with Third Avenue Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-4 filed on April 26, 2006 (File No. 333-52956).
	(cc)	Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post- Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
	(dd)	Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Pre- Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811- 07549). Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
	(ee)	Form of Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-4 filed on April 27, 2007 (File No. 333-52956).
	(ff)	Form of Participation Agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); Amendment to Participation Agreement with Wells Fargo Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 24, 2001 (File No. 333-52956).
	(gg)	Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).
(9)	Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000 (File No. 333-52956).
(10)	(a)	Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.
	(b)	Written Consent of Deloitte & Touche LLP is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Bernbach, Coutu, P. Desmarais, Jr., Doer, Fleming, Généreux, Louvel, Mahon, Nickerson, Orr, Royer, Ryan, Jr., Selitto, Tretiak, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
R.L. Reynolds	(2)	Director, President, and Chief Executive Officer
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

Name	Principal Business Address	Positions and Offices with Depositor
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.A. Mahon	(1)	Director
J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director
R. Royer	(4)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
E.F. Murphy, III	(2)	President, Empower Retirement
R.K. Shaw	(2)	President, Individual Markets
S.C. Sipple	(2)	President, Great-West Investments
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
E.P. Friesen	(2)	Chief Investment Officer, General Account
J.W. Knight	(3)	Senior Vice President & Chief Technology Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
S.M. Sanchez	(2)	Chief Human Resources Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
R.G. Capone	(2)	Senior Vice President, GWI Sales
J.E. Brown	(2)	Senior Vice President, Separate Accounts
J.M. Gearin	(2)	Senior Vice President, Empower Retirement Operations
S.E. Jenks	(2)	Senior Vice President, Marketing
R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President, Product Management
D.A. Morrison	(2)	Senior Vice President, Government Markets

Name	Principal Business Address	Positions and Offices with Depositor
B.J. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments
C.G. Step	(2)	Senior Vice President, Empower Retirement Products
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
(1)    100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2017
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2017
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.19% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2017 415,443,579 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 903,991,299.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,668,392 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,047,312 or 59.19% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc. (direct and indirect 71.678%)
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)

60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.00% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC))
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.00% owned by Nippon Life Insurance Company)
100.0% - Putnam Investment Holdings, L.L.C.

100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - Putnam Advisory Holdings II, LLC
C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
67.662% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - Great-West Lifeco Finance 2017 I, LLC
100.0% - Great-West Lifeco Finance 2017 II, LLC
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% EverWest Property Management, LLC
100.0% EverWest Real Estate Investors, LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)

100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.001% - 7420928 Manitoba limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - H & H Associates Financial Services Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - Scott Batson Financial & Insurance Services Ltd.
100.0% - Stonehouse Financial Advisory Services Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)

100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.001% interest)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life International Re dac
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% -CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
100.0% - Chesterhill Investments Limited
76.0% - Radial Park Management Limited
100.0% - CL Blue Limited
100.0% - Canada Life (U.K.) Limited

100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
10.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
100.0% - Irish Life Assurance plc.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
100.0% - The Canada Life Insurance Company of Canada

24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.001% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
61.468% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.

100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
100.0% - MGELS Fund Management (Canada) Ltd.
13.9% - China Asset Management Co., Ltd.
96.94% - Investment Planning Counsel Inc. (and 3.06% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - IPC Portfolio Services Inc.
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.5% - Portag3 Ventures LP
48.0% - Springboard LP
77.4% - WealthSimple Financial Corp.
29.3% - Springboard II LP
19.1% - Personal Capital Corporation
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.536% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

51.8% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
10.9% - Pernod Ricard (7.5% in capital)
16.9% - Umicore
19.8% - Ontex
5.7% - adidas
0.4% - LTI One
88.9% - FINPAR II
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
1.2% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
67.5% - Imerys (53.8% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar
3.0% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
100.0% - GBL Energy S.á.r.l.
Capital
1.8% - adidas
6.5% - Burberry
1.2% - Total SA (0.6% in capital)
100.0% - GBL Finance & Treasury
7.6% FINPAR II
90.0% - GBL Participations SA
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
67.4% - Serena S.á.r.l
Capital
16.6% - SGS
100.0% - Eliott Capital
Capital
9.4% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l

Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.4% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
78.4% - PrimeStone Capital Fund ICAV
1.6% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Sienna Capital International
100.0% - GBL Finance S.á.r.l
32.6% - Serena S.á.r.l
100.0% - Miles Capital S.á.r.l
21.2% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
4.3% - GEA
3.5% - FINPAR II
F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - 10206911 Canada Inc.
100.0% - Nuglif inc.
100.0% - 10206938 Canada Inc
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions Plus Ltée
100.0% - 10206920 Canada Inc.
50.0% - Workopolis
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
H.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
14.88% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
100.0% - Minnesota Solar, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Potentia Solar Holdings II Limited Partnership.
100.0% - Potentia Solar Holdings Limited Partnership.
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 10 LP
100.0% - Potentia Solar 14 LP
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
54.8% - Eagle Creek Renewable Energy, LLC
55.67% - Lumenpulse Group Inc.

100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lignting Corp.
100.0% - Fluxwerx Illumination Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Aplhaled Limited
43.8% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings ULC
100.0% - Sagard Holdings Participation Inc.
75.0% - Sagard Holdings ULC
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - 1069759 B.C. Unlimited Liability Company
91.6% - IntegraMed America, Inc.
21.6% - GP Strategies Corp.
42.58% - Peak Achievement Athletics Inc. (50% voting)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
14.0% - Springboard L.P.
78.9% - WealthSimple Financial Corp. (77.4% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Technologies Inc.
29.3% - Springboard II LP
63.0% - Koho Financial Inc.
100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
100.0% - 9194649 Canada Inc.
62.9% - Portag3 Ventures L.P.
100.0% - Portag3 International Investments Inc.
38.0% - Springboard L.P.
6.37% - Collage Inc.
6.73% - Dialogue Technologies Inc.
12.02% - Springboard II LP
68.06% - Diagram Ventures LP
19.80% - Collage Inc.
19.41% - Dialogue Technologies Inc.
100.0% - Portag3 Ventures Participation ULC
50.1% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners
As of March 14, 2018, there were 4,580 Contract Owners; 4,580 were Non-Qualified Contracts and 0 were Qualified Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article:
(1)	“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.
(2)	“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.
(3)	“Expenses” includes counsel fees.
(4)	“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)	“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)	Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:
	(a)	The person’s conduct was in good faith; and
	(b)	The person reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and
		(II)	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and
	(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.
(2)	A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.
(3)	The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.
(4)	A corporation may not indemnify a director under this section:
	(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
	(b)	In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.
(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:
	(a)	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;
	(b)	The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and
	(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)	The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.
(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)	Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:
	(a)	If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.
	(b)	If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)	A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.
(2)	The determinations required by subsection (1) of this section shall be made:
	(a)	By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or
	(b)	If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.
(3)	If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:
	(a)	By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or
	(b)	By the shareholders.

(4)	Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)	Unless otherwise provided in the articles of incorporation:
	(a)	An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;
	(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and
	(c)	A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.
Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Limitation of Indemnification of Directors.
(1)	A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.
(2)	Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.
Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;
(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:
(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and
(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
	(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and
	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
E.F. Murphy, III	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President, and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Vice President, Counsel and Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Great-West Life & Annuity Insurance Company represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 13th day of April, 2018.
VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)
By:	/s/ Robert L. Reynolds
Robert L. Reynolds President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Robert L. Reynolds
Robert L. Reynolds President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 13, 2018
R. Jeffrey Orr*
/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	April 13, 2018
Robert L. Reynolds
/s/ Andra S. Bolotin	Executive Vice President & Chief Financial Officer	April 13, 2018
Andra S. Bolotin
/s/ John L. Bernbach	Director	April 13, 2018
John L. Bernbach*
/s/ Marcel R. Coutu	Director	April 13, 2018
Marcel R. Coutu*
Director
André R. Desmarais
/s/ Paul G. Desmarais, Jr.	Director	April 13, 2018
Paul G. Desmarais, Jr.*
/s/ Gary A. Doer	Director	April 13, 2018
Gary A. Doer*
/s/ Gregory J. Fleming	Director	April 13, 2018
Gregory J. Fleming*
/s/ Claude Généreux	Director	April 13, 2018
Claude Généreux*
/s/ Alain Louvel	Director	April 13, 2018
Alain Louvel*

	Signature	Title	Date
	/s/ Paul A. Mahon	Director	April 13, 2018
Paul A. Mahon*
	/s/ Jerry E.A. Nickerson	Director	April 13, 2018
Jerry E.A. Nickerson*
	/s/ Raymond Royer	Director	April 13, 2018
Raymond Royer*
	/s/ T. Timothy Ryan, Jr.	Director	April 13, 2018
T. Timothy Ryan, Jr.*
	/s/ Jerome J. Selitto	Director	April 13, 2018
Jerome J. Selitto*
	/s/ Gregory D. Tretiak	Director	April 13, 2018
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	April 13, 2018
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 13, 2018
Ryan L. Logsdon